UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05201

Thornburg Investment Trust

(Exact name of registrant as specified in charter)

C/O Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end:    September 30, 2016

Date of reporting period:    December 31, 2015

Item 1. Schedule of Investments

The following quarterly schedules of investments are attached hereto, in order:

Thornburg Low Duration Municipal Fund

Thornburg Limited Term Municipal Fund

Thornburg Intermediate Municipal Fund

Thornburg Strategic Municipal Income Fund

Thornburg California Limited Term Municipal Fund

Thornburg New Mexico Intermediate Municipal Fund

Thornburg New York Intermediate Municipal Fund

Thornburg Limited Term U.S. Government Fund

Thornburg Low Duration Income Fund

Thornburg Limited Term Income Fund

Thornburg Strategic Income Fund

Thornburg Value Fund

Thornburg International Value Fund

Thornburg Core Growth Fund

Thornburg International Growth Fund

Thornburg Investment Income Builder Fund

Thornburg Global Opportunities Fund

Thornburg Developing World Fund

Thornburg Better World International Fund

Thornburg Capital Management Fund

SCHEDULE OF INVESTMENTS

Thornburg Low Duration Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Arizona — 1.02%

Arizona HFA, 3.00% due 12/1/2016 (Scottsdale Lincoln Hospitals)	NR/A2	$480,000	$489,446

Arkansas — 0.67%

Board of Trustees of the University of Arkansas, 4.00% due 11/1/2018 (Fayetteville Campus)	NR/Aa2	295,000	319,137

California — 10.59%

Bay Area Toll Authority, 1.00% due 4/1/2047 put 5/1/2017 (San Francisco Bay Area Toll Bridge)	AA/Aa3	250,000	250,258

California HFFA, 4.00% due 7/1/2016 (Children’s Hospital Los Angeles; Insured: AGM)	AA/A2	200,000	202,754

California Statewide Communities Development Authority, 5.25% due 7/1/2017 (St. Joseph Health System; Insured: AGM)	AA/A1	100,000	106,296

City of Chula Vista, 1.65% due 7/1/2018 (San Diego Gas & Electric Co.)	A+/Aa2	1,000,000	1,000,700

County of Los Angeles Redevelopment Refunding Authority, 3.00% due 6/1/2016 (Bunker Hill Project)	A+/NR	305,000	308,376

County of Los Angeles Redevelopment Refunding Authority, 3.00% due 12/15/2016 (Covina Revitalization-Redevelopment Project)	A-/NR	575,000	587,012

Jurupa Public Financing Authority, 4.00% due 9/1/2017	BBB+/NR	100,000	104,367

Murrieta Valley USD GO, 2.00% due 9/1/2016 (Riverside County Educational Facilities; Insured: BAM)	AA/NR	200,000	202,148

Riverside County Public Financing Authority, 4.00% due 9/1/2017 (Hemet Project)	A+/NR	485,000	508,508

Sacramento City Schools Joint Powers Financing Authority, 3.00% due 3/1/2016 (Rosemont and Luther Burbank High Schools)	A/NR	665,000	667,640

San Diego Redevelopment Agency, 5.00% due 9/1/2016 (Centre City Redevelopment; Insured: AMBAC)	NR/A2	50,000	51,065

Successor Agency to the Redevelopment Agency of Carson, 4.00% due 10/1/2016 (Carson Merged and Amended Project Area)	AA-/NR	425,000	436,020

Successor Agency to the Redevelopment Agency of the City of Chino, 5.00% due 9/1/2017 (Merged Chino Areas 2001 and 2003 and Central City Redevelopment Projects; Insured: BAM)	AA/NR	300,000	320,004

Successor Agency to the Redevelopment Agency of the Richmond Community, 4.00% due 9/1/2017 (Harbour and Merged Area Redevelopment Projects; Insured: BAM)	AA/NR	300,000	314,253

Colorado — 2.29%

City of Aurora COP, 3.00% due 12/1/2016 (Aurora Municipal Center)	AA-/Aa2	530,000	540,801

Colorado HFA, 4.00% due 2/1/2016 (Catholic Health Initiatives)	A/A2	235,000	235,722

Regional Transportation District COP, 5.00% due 6/1/2017 (FasTracks Transportation System)	A/Aa3	300,000	317,244

Connecticut — 1.89%

Connecticut Housing Finance Authority, 0.01% due 5/15/2039 put 1/4/2016 (Housing Mortgage Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	905,000	905,000

District of Columbia — 0.42%

District of Columbia, 5.00% due 4/1/2016 (National Public Radio) (ETM)	AA-/A1	200,000	202,342

Florida — 8.96%

City of Gainesville, 0.01% due 10/1/2026 put 1/4/2016 (Utilities System; SPA: Union Bank) (daily demand notes)	AA-/Aa2	900,000	900,000

County of Osceola, 5.00% due 10/1/2017 (Transportation Capital Improvements; Insured: AMBAC)	A+/A1	150,000	160,081

Florida Municipal Power Agency, 5.25% due 10/1/2018 (Stanton Project)	NR/A1	1,000,000	1,109,640

Hillsborough County IDA, 5.65% due 5/15/2018 (Tampa Electric Co.)	BBB+/A2	200,000	219,518

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

JEA, 0.01% due 10/1/2038 put 1/4/2016 (Water and Sewer System; SPA: U.S. Bank, N.A.) (daily demand notes)	AA/Aa2	450,000	450,000

Orange County School Board COP, 5.00% due 8/1/2018 (Educational Facilities)	NR/Aa2	1,000,000	1,099,990

Volusia County Educational Facilities Authority, 2.00% due 10/15/2016 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	105,000	106,082

Volusia County Educational Facilities Authority, 3.00% due 10/15/2017 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	105,000	108,627

Volusia County Educational Facilities Authority, 3.00% due 10/15/2018 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	120,000	125,479

Georgia — 0.43%

City of Atlanta, 5.25% due 12/1/2016 (Atlantic Station Project; Insured: AGM)	AA/A3	200,000	207,472

Guam — 1.26%

Government of Guam, 3.00% due 11/15/2017 (Economic Development)	A/NR	300,000	309,642

Government of Guam, 4.00% due 11/15/2018 (Economic Development)	A/NR	275,000	294,052

Illinois — 7.03%

City of Rockford GO, 3.00% due 12/15/2016 (New Fire Station Construction; Insured: AGM)	AA/A1	250,000	255,632

Illinois Educational Facilities Authority, 4.75% due 11/1/2036 put 11/1/2016 (Field Museum of Natural History)	A/A2	100,000	102,805

Illinois Finance Authority, 5.00% due 11/15/2017 (Rush University Medical Center)	A+/A1	1,000,000	1,072,210

Illinois Finance Authority, 5.00% due 8/15/2018 (Silver Cross Hospital and Medical Centers)	NR/Baa1	500,000	539,060

Illinois Finance Authority, 5.00% due 11/15/2018 (Rush University Medical Center)	A+/A1	500,000	551,425

Illinois Finance Authority, 4.30% due 6/1/2035 put 6/1/2016 (Peoples Gas Light & Coke Co.; Insured: AMBAC)	A/Aa3	200,000	202,958

Illinois Health Facilities Authority, 0.01% due 8/15/2032 put 1/4/2016 (Northwestern Memorial HealthCare and Cadence Health; SPA: Northern Trust Co.) (daily demand notes)	AA+/Aa2	500,000	500,000

Town of Cicero GO, 5.00% due 1/1/2018 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	125,000	133,384

Indiana — 2.48%

City of Evansville, 5.00% due 1/1/2018 (Waterworks District; Insured: BAM)	AA/NR	810,000	871,317

Hammond Multi-School Building Corp., 4.00% due 7/15/2017 (Educational Facilities) (State Aid Withholding)	AA+/NR	300,000	313,677

Kansas — 6.02%

Kansas DFA, 5.00% due 12/1/2016 (Department of Commerce Impact Program)	AA-/A3	400,000	415,044

Kansas DFA, 5.00% due 12/1/2018 (Department of Commerce Impact Program)	AA-/A3	1,250,000	1,369,050

Topeka Public Building Commission, 5.00% due 6/1/2018 (10th and Jackson Projects; Insured: Natl-Re)	AA-/A3	1,000,000	1,092,490

Louisiana — 2.38%

City of New Orleans, 5.00% due 12/1/2017 (Water System Facilities Capital Improvement Program)	A-/NR	100,000	107,131

City of New Orleans GO, 4.00% due 12/1/2016 (Public Improvements)	A+/A3	1,000,000	1,029,420

Massachusetts — 0.60%

Massachusetts Educational Financing Authority, 5.50% due 1/1/2017	AA/NR	275,000	287,479

Michigan — 5.49%

Berkley School District GO, 4.00% due 5/1/2018 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,065,340

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Charles Stewart Mott Community College GO, 5.00% due 5/1/2018	A+/NR	750,000	813,210

Michigan Finance Authority, 5.00% due 5/1/2018 (School District of the City of Detroit; Insured: Q-SBLF)	AA-/NR	250,000	271,107

Michigan State Hospital Finance Authority, 5.00% due 11/15/2016 (Ascension Health)	AA+/Aa2	200,000	207,732

Northville Public Schools GO, 5.00% due 5/1/2017 (Counties of Wayne, Oakland, Washtenaw Educational Facilities; Insured: Q-SBLF)	NR/Aa1	250,000	263,495

Nevada — 1.20%

Carson City, 4.00% due 9/1/2016 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	200,000	203,474

City of Reno GO, 5.00% due 6/1/2017 (Fire Protection Projects)	A-/A1	200,000	211,822

Washoe County School District GO, 5.25% due 6/1/2017 (Educational Facilities; Insured: AGM)	AA/Aa3	150,000	159,298

New Jersey — 2.16%

Essex County Improvement Authority GO, 4.00% due 10/1/2017 (County Correctional Facility)	NR/Aa2	545,000	571,874

New Jersey Educational Facilities Authority, 5.00% due 9/1/2016 (Higher Education Capital Improvements; Insured: AGM)	AA/A2	300,000	301,200

New Jersey Health Care Facilities Financing Authority, 5.00% due 1/1/2018 (Hackensack University Medical Center; Insured: AGM)	AA/A2	150,000	160,953

New York — 6.74%

City of New York GO, 0.01% due 10/1/2023 put 1/4/2016 (City Budget Financial Management; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	600,000	600,000

Lake Placid Central School District GO, 5.00% due 6/15/2017 (Educational Facilities; Insured: Natl-Re) (State Aid Withholding)	NR/Aa3	200,000	211,600

Monroe County Industrial Development Corp., 4.00% due 1/15/2018 (Monroe Community College Association; Insured: AGM)	AA/A2	200,000	209,692

New York City Municipal Water Finance Authority, 0.01% due 6/15/2035 put 1/4/2016 (Water & Sewer System; SPA: Bayerische Landesbank) (daily demand notes)	AAA/Aa1	500,000	500,000

New York City Municipal Water Finance Authority, 0.01% due 6/15/2048 put 1/4/2016 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	800,000	800,000

New York State Housing Finance Agency, 0.03% due 5/1/2048 put 1/4/2016 (605 W. 42nd Street Housing Development; LOC: Bank of China) (daily demand notes)	A/A1	900,000	900,000

North Dakota — 2.01%

City of Williston GO, 5.00% due 5/1/2017 (Water, Sewer and Street Improvements)	A/NR	200,000	210,422

North Dakota Housing Finance Agency, 0.85% due 1/1/2017 (Housing Mtg Finance Program)	NR/Aa1	750,000	750,225

Ohio — 3.08%

City of Cleveland, 3.00% due 10/1/2016 (Public Facilities)	AA/A1	200,000	203,494

County of Franklin, 4.00% due 11/15/2033 put 8/1/2016 (OhioHealth Corp. Hospital Facilities)	AA+/Aa2	200,000	204,046

County of Montgomery, 0.01% due 11/15/2045 put 1/4/2016 (Miami Valley Hospital; SPA: Barclays Bank plc) (daily demand notes)	NR/Aa3	800,000	800,000

University of Toledo, 3.50% due 6/1/2016 (Higher Education Facilities)	A/A1	260,000	263,232

Oklahoma — 2.95%

Oklahoma DFA, 5.00% due 8/15/2018 (INTEGRIS Health)	AA-/Aa3	270,000	297,940

Tulsa County Industrial Authority, 5.50% due 9/1/2018 (Jenks Public Schools)	AA-/NR	1,000,000	1,112,490

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oregon — 3.58%
State of Oregon GO, 2.00% due 9/15/2016 (Cash Management)	SP-1+/Mig1	1,000,000	1,010,980
State of Oregon GO, 0.01% due 6/1/2040 put 1/4/2016 (Veterans’ Loan Program; SPA: U.S. Bank, N.A.) (daily demand notes)	AA+/Aa1	700,000	700,000

Pennsylvania — 7.79%
Allegheny County Higher Education Building Authority, 5.50% due 3/1/2016 (Duquesne University Project; Insured: AMBAC)	NR/NR	60,000	60,415
City of Philadelphia, 5.00% due 10/1/2017 (Pennsylvania Gas Works)	A-/Baa1	200,000	213,750
City of Philadelphia, 5.00% due 7/1/2018 (Pennsylvania Gas Works)	AA/A2	350,000	382,568
Cumberland County Municipal Authority, 3.00% due 1/1/2016 (Diakon Lutheran Social Ministries Project)	NR/NR	400,000	400,000
Cumberland County Municipal Authority, 3.00% due 1/1/2017 (Diakon Lutheran Social Ministries Project)	NR/NR	500,000	507,465
East Allegheny School District GO, 2.00% due 4/1/2017 (Insured: BAM) (State Aid Withholding)	AA/Ba2	300,000	303,885
Lancaster County Hospital Authority, 5.00% due 11/1/2018 (Masonic Villages Project)	A/NR	1,500,000	1,647,690
Wilson School District GO, 3.00% due 6/1/2017 (State Aid Withholding)	AA/NR	200,000	206,180

South Carolina — 4.12%
City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2017 (Convention Center Complex)	AA-/NR	300,000	318,759
County of Oconee, 0.01% due 2/1/2017 put 1/4/2016 (Duke Energy Corp.) (daily demand notes)	A-/A1	800,000	800,000
Kershaw County Public Schools Foundation, 4.00% due 12/1/2017 (Kershaw County School District Project)	A-/A1	500,000	526,410
Piedmont Municipal Power Agency, 5.00% due 1/1/2018 (Catawba Project)	AA/A3	300,000	323,268

Texas — 6.01%
City of Houston, 4.00% due 9/1/2017 (Convention & Entertainment Facilities Department )	A-/A2	200,000	209,684
City of Houston, 4.00% due 9/1/2018 (Convention & Entertainment Facilities Department)	A-/A2	600,000	641,820
City of Houston Higher Education Finance Corp., 5.00% due 8/15/2018 (KIPP Program; Guaranty: PSF)	AAA/NR	970,000	1,061,442
Coastal Water Authority, 4.00% due 12/15/2017 (City of Houston Projects)	AA/NR	905,000	959,399

Utah — 1.88%
Murray City, 0.01% due 5/15/2036 put 1/4/2016 (IHC Health Services, Inc.) (daily demand notes)	AA+/Aa1	900,000	900,000

Washington — 3.03%
City of Seattle Municipal Light & Power, 5.00% due 2/1/2016 (Municipal Light & Power Improvements)	AA/Aa2	200,000	200,814
King County Public Hospital District No. 2 GO, 5.00% due 12/1/2018 (Evergreen Health)	NR/Aa3	835,000	927,318
Ocean Beach School District No. 101 GO, 4.00% due 12/1/2017 (Educational Facilities)	NR/A2	300,000	317,493

West Virginia — 0.42%
Mason County, 1.625% due 10/1/2022 put 10/1/2018 (Appalachian Power Company Project)	BBB/Baa1	200,000	199,782

Wisconsin — 0.42%
Wisconsin Health & Educational Facilities Authority, 1.25% due 8/15/2025 put 8/15/2017 (Aurora Health Care, Inc.)	NR/A2	200,000	200,290

TOTAL INVESTMENTS — 96.92% (Cost $46,342,606)			$46,314,816

OTHER ASSETS LESS LIABILITIES — 3.08%			1,472,373

NET ASSETS — 100.00%			$47,787,189

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2015 (Unaudited)

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Insured by Build America Mutual Insurance Co.

COP	Certificates of Participation

DFA	Development Finance Authority

ETM	Escrowed to Maturity

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

JEA	Jacksonville Electric Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Insured by Qualified School Bond Loan Fund

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$46,342,606

Gross unrealized appreciation on a tax basis	$33,293
Gross unrealized depreciation on a tax basis	(61,083)

Net unrealized appreciation (depreciation) on investments (tax basis)	$(27,790)

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment Advisor (the “Advisor”) to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2015 (Unaudited)

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2015 (Unaudited)

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$46,314,816	$-	$46,314,816	$-

Total Investments in Securities	$46,314,816	$-	$46,314,816	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2015.

7

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 1.08%

Alabama Public School & College Authority, 5.00% due 5/1/2016 (Education System Capital Improvements)	AA/Aa1	$5,000,000	$5,079,200

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	4,840,000	5,460,488

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	770,000	868,714

Alabama Public School & College Authority, 5.00% due 6/1/2020 (Education System Capital Improvements)	AA/Aa1	5,085,000	5,874,395

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Education System Capital Improvements)	AA/Aa1	5,335,000	6,299,675

Alabama Public School & College Authority, 5.00% due 6/1/2022 (Education System Capital Improvements)	AA/Aa1	5,605,000	6,737,154

Alabama Public School & College Authority, 5.00% due 6/1/2023 (Education System Capital Improvements)	AA/Aa1	735,000	895,531

Alabama State Board of Education, 3.00% due 5/1/2017 (Calhoun Community College)	NR/A1	2,070,000	2,115,354

Alabama State Board of Education, 3.00% due 5/1/2018 (Calhoun Community College)	NR/A1	2,130,000	2,199,843

Alabama State Board of Education, 4.00% due 5/1/2019 (Calhoun Community College)	NR/A1	2,195,000	2,350,274

Alabama State Board of Education, 4.00% due 5/1/2020 (Calhoun Community College)	NR/A1	1,000,000	1,081,170

Alabama State Board of Education, 4.00% due 5/1/2021 (Calhoun Community College)	NR/A1	1,000,000	1,083,300

Alabama State Board of Education, 4.00% due 5/1/2022 (Calhoun Community College)	NR/A1	1,230,000	1,340,466

City of Birmingham GO, 5.00% due 2/1/2016 (Government Services)	AA/Aa2	3,775,000	3,790,289

City of Birmingham GO, 4.00% due 8/1/2016 (Government Services)	AA/Aa2	3,645,000	3,721,436

City of Birmingham GO, 5.00% due 2/1/2017 (Government Services)	AA/Aa2	2,045,000	2,141,217

City of Birmingham GO, 4.00% due 8/1/2017 (Government Services)	AA/Aa2	2,760,000	2,897,917

City of Birmingham GO, 5.00% due 2/1/2018 (Government Services)	AA/Aa2	2,000,000	2,166,300

City of Mobile GO, 4.50% due 8/15/2016 (Senior Center)	NR/NR	380,000	383,029

City of Mobile GO, 5.00% due 2/15/2019 (Capital Improvements)	A+/Aa2	2,000,000	2,165,040

City of Mobile Industrial Development Board, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A-/A1	6,000,000	6,053,580

East Alabama Health Care Authority GO, 5.00% due 9/1/2021	A/NR	1,245,000	1,425,911

East Alabama Health Care Authority GO, 5.00% due 9/1/2022	A/NR	800,000	916,728

Montgomery Waterworks and Sanitation, 5.00% due 9/1/2016	AAA/Aa1	2,080,000	2,142,462

Montgomery Waterworks and Sanitation, 5.00% due 9/1/2019	AAA/Aa1	3,375,000	3,700,417

State of Alabama GO, 5.00% due 6/1/2016 (State Parks System Improvement)	AA/Aa1	2,250,000	2,294,393

University of Alabama at Birmingham Hospital, 5.25% due 9/1/2017	A+/A1	2,500,000	2,668,800

University of Alabama at Birmingham Hospital, 5.00% due 9/1/2018	A+/A1	1,700,000	1,859,120

Alaska — 0.55%

Alaska Energy Authority, 6.00% due 7/1/2016 (Bradley Lake Hydroelectric; Insured: AGM)	AA/Aa2	775,000	796,382

Alaska Housing Finance Corp. GO, 5.00% due 12/1/2018 (Insured: Natl-Re)	AA+/Aa2	2,000,000	2,157,440

Alaska Industrial Development & Export Authority, 5.00% due 4/1/2023 (Greater Fairbanks Community Hospital Foundation)	A/NR	1,000,000	1,177,690

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alaska Industrial Development & Export Authority, 5.00% due 4/1/2024 (Greater Fairbanks Community Hospital Foundation)	A/NR	1,000,000	1,168,410

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2016 (DeLong Mountain Transportation Project)	AA+/Aa3	1,100,000	1,112,980

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2017 (DeLong Mountain Transportation Project)	AA+/Aa3	3,000,000	3,155,610

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2018 (DeLong Mountain Transportation Project)	AA+/Aa3	2,455,000	2,666,032

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A/A2	3,700,000	4,227,546

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A/A2	12,000,000	13,710,960

North Slope Borough GO, 5.00% due 6/30/2017 (Insured: Natl-Re)	AA-/Aa2	8,800,000	9,354,224

State of Alaska, 5.00% due 10/1/2017 (Alaska International Airports System; Insured: Natl-Re)	AA-/A1	1,115,000	1,153,557

Arizona — 2.86%

Arizona Board of Regents, 5.00% due 8/1/2020 (University of Arizona SPEED)	A+/Aa3	575,000	665,908

Arizona Board of Regents, 5.00% due 8/1/2023 (University of Arizona SPEED)	A+/Aa3	800,000	973,536

Arizona Board of Regents, 5.00% due 8/1/2024 (University of Arizona SPEED)	A+/Aa3	550,000	675,515

Arizona Board of Regents COP, 5.00% due 7/1/2018 (Arizona State University; Insured: Natl-Re)	AA-/A1	1,285,000	1,357,962

Arizona Board of Regents COP, 3.00% due 9/1/2018 (Northern Arizona University Projects)	A/A2	1,000,000	1,044,210

Arizona Board of Regents COP, 5.00% due 7/1/2019 (Arizona State University; Insured: Natl-Re)	AA-/A1	3,735,000	3,953,722

Arizona Board of Regents COP, 3.00% due 9/1/2019 (Northern Arizona University Projects)	A/A2	2,525,000	2,653,396

Arizona Board of Regents COP, 5.00% due 9/1/2019 (Arizona State University)	AA-/A1	1,085,000	1,220,918

Arizona Board of Regents COP, 5.00% due 9/1/2020 (Arizona State University)	AA-/A1	3,170,000	3,634,754

Arizona Board of Regents COP, 5.00% due 9/1/2020 (Northern Arizona University Projects)	A/A2	1,000,000	1,139,850

Arizona Board of Regents COP, 5.00% due 9/1/2021 (Arizona State University)	AA-/A1	4,020,000	4,692,626

Arizona Board of Regents COP, 5.00% due 6/1/2022 (University of Arizona)	A+/Aa3	6,080,000	7,250,400

Arizona Board of Regents COP, 5.00% due 9/1/2022 (Arizona State University)	AA-/A1	4,380,000	5,173,130

Arizona Board of Regents COP, 5.00% due 9/1/2022 (Northern Arizona University Projects)	A/A2	2,500,000	2,948,175

Arizona Board of Regents COP, 5.00% due 9/1/2023 (Arizona State University)	AA-/A1	5,580,000	6,624,576

Arizona Board of Regents COP, 5.00% due 9/1/2023 (Northern Arizona University Projects)	A/A2	3,325,000	3,927,124

Arizona HFA, 5.25% due 1/1/2018 (Banner Health)	AA-/NR	3,500,000	3,797,465

Arizona HFA, 5.00% due 7/1/2018 (Dignity Health)	A/A3	1,470,000	1,603,358

Arizona HFA, 5.00% due 7/1/2019 (Dignity Health)	A/A3	1,365,000	1,533,264

Arizona HFA, 5.00% due 7/1/2020 (Dignity Health)	A/A3	1,290,000	1,441,756

Arizona HFA, 5.00% due 12/1/2022 (Scottsdale Lincoln Hospitals)	NR/A2	1,600,000	1,895,904

Arizona HFA, 5.00% due 12/1/2024 (Scottsdale Lincoln Hospitals)	NR/A2	1,500,000	1,804,230

Arizona School Facilities Board, 5.00% due 7/1/2016 (State School Land Trust; Insured: AMBAC)	NR/NR	5,775,000	5,898,412

Arizona School Facilities Board, 5.00% due 7/1/2018 (State School Land Trust; Insured: AMBAC)	NR/NR	4,040,000	4,392,975

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Arizona School Facilities Board COP, 5.25% due 9/1/2023 pre-refunded 9/1/2018 (School Site and Building Projects)	AA-/Aa3	1,315,000	1,462,043

Arizona Transportation Board, 5.00% due 7/1/2019	AA+/Aa2	3,510,000	3,969,705

Arizona Transportation Board, 5.00% due 7/1/2021	AA+/Aa2	7,465,000	8,854,759

Arizona Transportation Board, 5.00% due 7/1/2022	AA+/Aa2	5,000,000	5,943,900

City of Glendale IDA, 5.00% due 5/15/2016 (Midwestern University)	A-/NR	1,575,000	1,600,090

City of Glendale IDA, 5.00% due 5/15/2017 (Midwestern University)	A-/NR	1,440,000	1,511,237

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2022	AA+/Aa3	1,250,000	1,507,137

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2023	AA+/Aa3	1,830,000	2,234,155

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2024	AA+/Aa3	2,000,000	2,468,660

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2025	AA+/Aa3	3,500,000	4,359,880

City of Tucson, 5.00% due 7/1/2022 (Street and Highway Projects)	AA+/A1	2,135,000	2,537,255

City of Tucson COP, 5.00% due 7/1/2018 pre-refunded 7/1/2016 (Northwest Police Patrol Substation and Train Depot; Insured: Natl-Re)	AA-/A1	1,485,000	1,519,541

City of Yuma Municipal Property Corp., 5.00% due 7/1/2016 (Water and Wastewater System; Insured: Syncora) (ETM)	A+/A1	2,000,000	2,046,420

City of Yuma Municipal Property Corp., 5.00% due 7/1/2018 pre-refunded 7/1/2017 (Water and Wastewater System; Insured: Syncora)	A+/A1	2,130,000	2,264,105

County of Pinal, 5.00% due 8/1/2025 (Hunt Highway (Phases III-V))	AA-/NR	3,000,000	3,644,790

Maricopa County Public Finance Corp., 5.00% due 7/1/2024 (Insured: AMBAC)	AA+/Aa1	1,000,000	1,022,340

Mohave County IDA, 7.50% due 5/1/2019 (Mohave Prison, LLC Expansion)	BBB+/NR	15,000,000	16,338,450

Navajo County Pollution Control Corp., 5.75% due 6/1/2034 put 6/1/2016 (Arizona Public Service Co.)	A-/A2	9,700,000	9,899,432

Pima County, 5.00% due 7/1/2016 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	2,000,000	2,046,520

Pima County, 4.50% due 7/1/2017 (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM)	AA/A2	5,040,000	5,319,821

Pima County, 5.00% due 7/1/2017 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	2,750,000	2,923,140

Pima County, 3.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	500,000	525,010

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	700,000	769,510

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM)	AA/A2	5,000,000	5,496,500

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	2,000,000	2,198,600

Pima County, 5.00% due 7/1/2020 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	500,000	579,305

Pima County, 3.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	1,200,000	1,291,752

Pima County, 5.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	400,000	472,612

Pima County, 3.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	1,325,000	1,427,634

Pima County, 5.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	AA-/NR	500,000	599,945

Pima County COP, 5.00% due 12/1/2016 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	600,000	624,186

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Pima County COP, 5.00% due 12/1/2017 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,395,000	1,499,960

Pima County COP, 5.00% due 12/1/2018 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	2,700,000	2,981,286

Pima County COP, 5.00% due 12/1/2019 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	500,000	566,585

Pima County COP, 5.00% due 12/1/2020 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	765,000	881,655

Pima County COP, 5.00% due 12/1/2021 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,220,000	1,426,949

Pima County COP, 5.00% due 12/1/2022 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,275,000	1,505,176

Pinal County, 5.00% due 8/1/2019 (Detention and Training Facilities)	AA-/NR	1,115,000	1,256,739

Pinal County, 5.00% due 8/1/2021 (Detention and Training Facilities)	AA-/NR	1,775,000	2,087,205

Pinal County, 5.00% due 8/1/2023 (Detention and Training Facilities)	AA-/NR	1,100,000	1,326,820

Pinal County, 5.00% due 8/1/2024 (Detention and Training Facilities)	AA-/NR	700,000	853,755

Pinal County, 5.00% due 8/1/2025 (Detention and Training Facilities)	AA-/NR	1,500,000	1,837,860

Scottsdale IDA, 5.00% due 9/1/2019 (Scottsdale Healthcare)	NR/A2	6,885,000	7,575,841

State of Arizona Department of Administration, 5.00% due 7/1/2018 (State Lottery; Insured: AGM)	AA/A1	8,370,000	9,155,357

State of Arizona Department of Administration, 5.00% due 7/1/2020 (State Lottery; Insured: AGM)	AA/A1	8,705,000	10,015,799

Arkansas — 0.43%

Arkansas Development Finance Authority, 2.00% due 12/1/2016 (State Dept. of Environmental Quality Project)	AA-/NR	460,000	465,479

Board of Trustees of the University of Arkansas, 2.00% due 11/1/2016 (Fayetteville Campus Athletic Facilities)	NR/Aa2	600,000	607,686

Board of Trustees of the University of Arkansas, 5.00% due 9/15/2019 pre-refunded 9/15/2016 (Fayetteville Campus Athletic Facilities)	NR/Aa2	600,000	619,248

Board of Trustees of the University of Arkansas, 3.00% due 11/1/2023 (Fayetteville Campus Athletic Facilities)	NR/Aa2	615,000	659,366

City of Fort Smith, 3.50% due 10/1/2016 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,370,000	1,399,880

City of Fort Smith, 3.50% due 10/1/2017 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,930,000	2,014,843

City of Fort Smith, 4.00% due 10/1/2018 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,000,000	1,075,360

City of Fort Smith, 4.00% due 10/1/2019 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,670,000	1,826,112

Independence County, 4.90% due 7/1/2022 (Entergy Mississippi, Inc.; Insured: AMBAC)	NR/A3	6,400,000	6,443,392

Jefferson County, 4.00% due 6/1/2016 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,395,000	1,411,670

Jefferson County, 4.00% due 6/1/2017 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,375,000	1,419,619

Jefferson County, 1.55% due 10/1/2017 (Entergy Arkansas, Inc. Project)	A-/A3	10,000,000	10,101,400

Jefferson County, 4.50% due 6/1/2018 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,495,000	1,582,786

Jefferson County, 4.50% due 6/1/2019 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,580,000	1,701,391

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California — 7.42%

Alameda County COP, 5.00% due 12/1/2017 (Santa Rita Jail; Insured: AMBAC)	AA/NR	1,220,000	1,312,476

Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,000,000	1,194,880

Alameda County Joint Powers Authority, 5.00% due 12/1/2022 (Alameda County Medical Center Highland Hospital)	AA/Aa3	2,000,000	2,423,820

Alameda County Joint Powers Authority, 5.00% due 12/1/2023 (Alameda County Medical Center Highland Hospital)	AA/Aa3	3,200,000	3,918,176

Anaheim Public Financing Authority, 0% due 9/1/2022 (Public Improvements Project; Insured: AGM)	AA/A2	3,250,000	2,776,962

Brentwood Infrastructure, 4.00% due 11/1/2016 (Insured: AGM)	AA/NR	325,000	333,119

Brentwood Infrastructure, 5.00% due 11/1/2017 (Insured: AGM)	AA/NR	965,000	1,026,181

Brentwood Infrastructure, 5.25% due 11/1/2018 (Insured: AGM)	AA/NR	1,020,000	1,120,705

Brentwood Infrastructure, 5.25% due 11/1/2019 (Insured: AGM)	AA/NR	725,000	817,119

Cabrillo USD GO, 0% due 8/1/2021 (Educational Facilities; Insured: AMBAC)	NR/NR	1,000,000	885,420

California Educational Facilities Authority, 5.00% due 4/1/2017 (Pitzer College)	NR/A2	1,460,000	1,535,175

California Educational Facilities Authority, 5.00% due 4/1/2021 (Chapman University)	NR/A2	4,870,000	5,663,226

California HFFA, 5.50% due 2/1/2017 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	AA-/NR	2,575,000	2,708,745

California HFFA, 5.50% due 2/1/2019 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	AA-/NR	2,865,000	3,234,442

California HFFA, 5.75% due 2/1/2020 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	AA-/NR	1,975,000	2,317,426

California HFFA, 5.00% due 3/1/2020 (Dignity Health)	A/A3	4,400,000	5,052,696

California HFFA, 5.75% due 2/1/2021 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	AA-/NR	1,695,000	2,041,729

California HFFA, 5.00% due 3/1/2021 (Dignity Health)	A/A3	3,450,000	4,044,745

California HFFA, 5.25% due 3/1/2022 (Dignity Health)	A/A3	7,020,000	8,311,891

California HFFA, 5.00% due 7/1/2043 put 10/15/2020 (St. Joseph Health System)	AA-/A1	5,000,000	5,799,950

California State Department of Transportation COP, 5.25% due 3/1/2016 (Insured: Natl-Re)	AA-/A1	330,000	331,419

California State Department of Water Resources, 5.00% due 5/1/2016 (Power Supply Program)	AA/Aa2	5,000,000	5,080,000

California State Economic Recovery GO, 5.00% due 7/1/2020 pre-refunded 7/1/2019	AA+/Aaa	4,200,000	4,773,300

California State Housing Finance Agency, 2.50% due 12/1/2017 (One Santa Fe Apartments Multi-Family Housing; Collateralized: GNMA)	NR/Aa1	1,725,000	1,726,932

California State Public Works Board, 5.00% due 9/1/2016 (Regents of University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	3,000,000	3,091,200

California State Public Works Board, 5.00% due 9/1/2017 (Regents of University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	3,000,000	3,209,850

California State Public Works Board, 5.00% due 11/1/2017 (California State University)	A+/Aa3	3,000,000	3,228,600

California State Public Works Board, 5.00% due 11/1/2018 (California State University)	A+/Aa3	2,700,000	2,995,542

California State Public Works Board, 5.00% due 4/1/2020 (California School for the Deaf Riverside Campus)	A+/A1	1,585,000	1,825,270

California State Public Works Board, 5.00% due 6/1/2020 (Coalinga State Hospital)	A+/A1	5,685,000	6,577,886

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California State Public Works Board, 5.00% due 6/1/2020 (Yuba City Courthouse)	A+/A1	1,675,000	1,938,076

California State Public Works Board, 5.00% due 10/1/2020 (California State University)	A+/A1	1,000,000	1,167,870

California State Public Works Board, 5.00% due 11/1/2020 (Various Capital Projects)	A+/A1	1,500,000	1,755,825

California State Public Works Board, 5.00% due 4/1/2021 (California School for the Deaf Riverside Campus)	A+/A1	890,000	1,050,520

California State Public Works Board, 5.00% due 6/1/2021 (Yuba City Courthouse)	A+/A1	1,250,000	1,480,788

California State Public Works Board, 5.00% due 6/1/2021 (Coalinga State Hospital)	A+/A1	5,000,000	5,923,150

California State Public Works Board, 5.00% due 10/1/2021 (Various Capital Projects)	A+/A1	1,000,000	1,192,860

California State Public Works Board, 5.00% due 11/1/2021 (Laboratory Facility and San Diego Courthouse)	A+/A1	750,000	896,145

California State Public Works Board, 5.00% due 11/1/2021 (Various Capital Projects)	A+/A1	1,750,000	2,091,005

California State Public Works Board, 5.00% due 4/1/2022 (California School for the Deaf Riverside Campus)	A+/A1	500,000	602,540

California State Public Works Board, 5.00% due 6/1/2022 (Coalinga State Hospital)	A+/A1	11,555,000	13,971,844

California State Public Works Board, 5.00% due 11/1/2022 (Laboratory Facility and San Diego Courthouse)	A+/A1	10,075,000	12,281,223

California State Public Works Board, 5.00% due 6/1/2023 (Yuba City Courthouse)	A+/A1	1,900,000	2,322,712

California State Public Works Board, 5.00% due 11/1/2024 (Laboratory Facility and San Diego Courthouse)	A+/A1	2,050,000	2,497,658

California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	A+/NR	27,000,000	30,292,380

California Statewide Communities Development Authority, 5.00% due 7/1/2020 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	1,555,000	1,621,787

Castaic Lake Water Agency COP, 0% due 8/1/2023 (Water System Improvement; Insured: AMBAC)	AA/NR	10,125,000	8,445,161

Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re)	AA-/NR	3,735,000	3,421,895

Central Valley Financing Authority, 5.00% due 7/1/2017 (Carson Ice)	AA-/Aa3	600,000	636,942

Central Valley Financing Authority, 5.00% due 7/1/2019 (Carson Ice)	AA-/Aa3	1,750,000	1,974,700

Chula Vista COP, 5.25% due 3/1/2018	AA-/NR	1,170,000	1,275,698

Chula Vista COP, 5.25% due 3/1/2019	AA-/NR	1,235,000	1,388,720

Clovis USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA/A3	2,685,000	2,551,636

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2017 (Educational Facilities; Insured: AGM)	AA/NR	5,000,000	5,330,150

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA/NR	3,000,000	3,297,300

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2019 (Educational Facilities; Insured: AGM)	AA/NR	3,000,000	3,390,600

County of Los Angeles COP, 0% due 3/1/2017 (Disney Parking Garage and Walt Disney Concert Hall)	AA/A1	1,075,000	1,063,971

County of Los Angeles COP, 0% due 9/1/2017 (Disney Parking Garage and Walt Disney Concert Hall; Insured: AMBAC)	AA/A1	1,200,000	1,179,684

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2020 (Bunker Hill Project)	A+/NR	1,730,000	1,993,410

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2020 (Bunker Hill Project)	A+/NR	3,805,000	4,435,831

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2021 (Bunker Hill Project)	A+/NR	360,000	423,472

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2021 (Bunker Hill Project)	A+/NR	5,805,000	6,896,804

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2022 (Bunker Hill Project)	A+/NR	1,645,000	1,962,748

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2022 (Bunker Hill Project)	A+/NR	5,000,000	6,002,150

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2023 (Bunker Hill Project)	A+/NR	450,000	541,935

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2023 (Bunker Hill Project)	A+/NR	6,875,000	8,333,187

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2024 (Bunker Hill Project)	A+/NR	4,775,000	5,792,314

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2024 (Bunker Hill Project)	A+/NR	5,150,000	6,282,845

Escondido Union High School District GO, 0% due 11/1/2020 (Insured: Natl-Re)	AA-/A3	2,655,000	2,379,252

Los Angeles Convention and Exhibition Center Authority, 5.00% due 8/15/2018 (ETM)	A+/A1	2,295,000	2,534,827

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA/A1	4,000,000	4,403,200

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2019 (Multiple Capital Projects)	AA/A1	17,935,000	20,329,322

Los Angeles USD COP, 5.00% due 10/1/2017 (Educational Facilities and Information Technology Infrastructure; Insured: AMBAC)	A+/A1	2,445,000	2,621,284

Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities and Information Technology Infrastructure)	A+/A1	4,600,000	5,189,950

Los Angeles USD COP, 5.50% due 12/1/2019 (Educational Facilities and Information Technology Infrastructure)	A+/A1	7,040,000	8,198,643

Los Angeles USD GO, 5.00% due 7/1/2018 pre-refunded 7/1/2017 (Educational Facilities Improvements; Insured: AGM)	AA/Aa2	4,000,000	4,253,720

Los Angeles USD GO, 5.00% due 7/1/2022 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	12,260,000	14,895,655

Los Angeles USD GO, 5.00% due 7/1/2023 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	11,950,000	14,744,627

Los Angeles USD GO, 5.00% due 7/1/2024 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	10,640,000	13,312,555

Monterey County COP, 5.00% due 8/1/2016 (Insured: AGM)	AA/A1	1,435,000	1,473,788

Monterey County COP, 5.00% due 8/1/2018 (Insured: AGM)	AA/A1	2,260,000	2,487,198

Mount San Antonio Community College GO, 0% due 8/1/2017 (Insured: Natl-Re) (ETM)	AA/Aa2	5,000,000	4,938,700

Needles USD GO, 0% due 8/1/2023	AA-/A3	1,005,000	778,614

North City West School Facilities Financing Authority, 5.00% due 9/1/2023 (Carmel Valley Educational Facilities; Insured: AGM)	AA/NR	4,545,000	5,371,145

Northern California Power Agency, 5.00% due 7/1/2017 (Hydroelectric Project)	A+/A1	1,000,000	1,064,360

Northern California Power Agency, 5.00% due 6/1/2018 (Lodi Energy Center)	A-/A2	4,480,000	4,916,755

Northern California Power Agency, 5.00% due 7/1/2019 (Hydroelectric Project)	A+/A1	1,000,000	1,133,550

Northern California Power Agency, 5.00% due 7/1/2020 (Hydroelectric Project)	A+/A1	1,325,000	1,494,163

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oakland Building Authority, 2.00% due 12/1/2016 (Elihu M. Harris State Office Building)	A+/A1	2,250,000	2,280,533

Oakland Building Authority, 5.00% due 12/1/2018 (Elihu M. Harris State Office Building)	A+/A1	7,240,000	8,044,871

Oakland USD GO, 5.00% due 8/1/2022 (Construction & Modernization Project; Insured: AGM)	AA/A2	2,240,000	2,652,317

Oakland USD GO, 5.00% due 8/1/2023 (Construction & Modernization Project; Insured: AGM)	AA/A2	1,290,000	1,546,813

Oakland USD GO, 5.00% due 8/1/2024 (Construction & Modernization Project; Insured: AGM)	AA/A2	1,500,000	1,814,565

Oakland USD GO, 5.00% due 8/1/2025 (Construction & Modernization Project; Insured: AGM)	AA/A2	1,750,000	2,136,050

Orange County Public Financing Authority, 5.00% due 7/1/2017 (Insured: Natl-Re)	AA/Aa3	1,245,000	1,321,841

Palo Alto USD GO, 0% due 8/1/2019	AAA/Aaa	1,000,000	955,410

Palomar Community College District GO, 0% due 8/1/2021	AA-/Aa2	2,560,000	2,299,264

Redding Electrical Systems COP, 5.00% due 6/1/2020 (Insured: AGM)	NR/A2	3,955,000	4,330,725

Rocklin USD GO, 0% due 8/1/2022 (Insured: Natl-Re)	AA-/Aa2	3,910,000	3,398,767

Sacramento City Financing Authority, 0% due 12/1/2019 (Merged Downtown & Oak Park; Insured: Natl-Re)	AA-/A3	2,920,000	2,694,401

Sacramento City Financing Authority, 0% due 12/1/2021 (Merged Downtown & Oak Park; Insured: Natl-Re)	AA-/A3	1,600,000	1,374,080

Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements)	A+/A1	3,265,000	3,858,610

Sacramento Cogeneration Authority, 5.00% due 7/1/2017 (Procter & Gamble)	AA-/Aa3	750,000	797,573

Sacramento Municipal Utility District, 5.00% due 7/1/2016 (Cosumnes Project; Insured: Natl-Re) (ETM)	NR/A3	4,870,000	4,982,789

Sacramento Municipal Utility District, 5.00% due 7/1/2019 pre-refunded 7/1/2016 (Cosumnes Project; Insured: Natl-Re)	NR/A3	5,000,000	5,115,800

Sacramento Municipal Utility District, 5.00% due 7/1/2020 pre-refunded 7/1/2016 (Cosumnes Project; Insured: Natl-Re)	NR/A3	8,675,000	8,875,913

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2020	AA-/NR	4,000,000	4,563,960

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2021	AA-/NR	3,000,000	3,484,740

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2022	AA-/NR	8,000,000	9,432,160

San Diego Redevelopment Agency, 4.50% due 9/1/2019 (Centre City Redevelopment; Insured: AMBAC)	NR/A2	1,240,000	1,255,351

San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/Aa2	10,000,000	11,866,200

San Francisco Building Authority, 2.00% due 12/1/2016 (San Francisco Civic Center Complex)	A+/A1	5,000,000	5,069,250

San Francisco Building Authority, 5.00% due 12/1/2018 (San Francisco Civic Center Complex)	A+/A1	13,130,000	14,605,681

San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA/Aa2	7,600,000	6,965,020

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re) (ETM)	AA-/A3	2,017,500	2,281,591

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	AA-/A3	2,017,500	2,261,315

Santa Ana USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA-/A3	3,425,000	3,232,960

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Santa Fe Springs Community Development Commission, 0% due 9/1/2024 (Consolidated Redevelopment Project; Insured: Natl-Re)	AA-/A3	7,000,000	5,302,640

Solano County COP, 5.00% due 11/15/2017	AA-/A1	1,580,000	1,694,787

South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities)	SP-1+/NR	5,130,000	5,511,056

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2017 (Insured: AMBAC)	AA-/A2	2,000,000	2,008,280

State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	3,105,000	3,416,587

State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	895,000	984,813

State of California GO, 4.75% due 4/1/2018 (Various Purposes)	AA-/Aa3	1,250,000	1,356,213

State of California GO, 5.00% due 9/1/2020 (Various Purposes)	AA-/Aa3	10,000,000	11,684,700

State of California GO, 5.00% due 9/1/2021 (Various Purposes)	AA-/Aa3	5,000,000	5,982,200

Tuolumne Wind Project Authority, 5.00% due 1/1/2018	AA-/A2	2,000,000	2,156,360

Tuolumne Wind Project Authority, 5.00% due 1/1/2019	AA-/A2	2,000,000	2,220,160

Tustin Community Redevelopment Agency, 4.00% due 9/1/2017 (Tustin Redevelopment)	A/NR	935,000	977,524

Tustin Community Redevelopment Agency, 4.00% due 9/1/2019 (Tustin Redevelopment)	A/NR	1,010,000	1,092,921

Tustin Community Redevelopment Agency, 4.00% due 9/1/2020 (Tustin Redevelopment)	A/NR	1,050,000	1,134,903

Ventura County COP, 5.00% due 8/15/2016	AA+/Aa3	1,520,000	1,561,998

Ventura County COP, 5.25% due 8/15/2017	AA+/Aa3	1,635,000	1,747,210

West Contra Costa USD GO, 0% due 8/1/2022 (Educational Facilities; Insured: AGM)	AA/Aa3	4,000,000	3,440,400

West Covina Redevelopment Agency, 6.00% due 9/1/2022 (Fashion Plaza)	NR/NR	6,180,000	7,197,722

Colorado — 2.47%

City & County of Denver Airport System, 5.00% due 11/15/2016 (Insured: Natl-Re)	AA-/A1	1,725,000	1,790,843

City & County of Denver Airport System, 5.00% due 11/15/2017 (Insured: Natl-Re)	AA-/A1	1,000,000	1,075,070

City & County of Denver COP, 5.00% due 12/1/2020 (Buell Theatre Property)	AA+/Aa1	3,065,000	3,573,024

City & County of Denver COP, 5.00% due 12/1/2021 (Buell Theatre Property)	AA+/Aa1	3,825,000	4,538,286

City & County of Denver COP, 5.00% due 12/1/2023 (Buell Theatre Property)	AA+/Aa1	1,720,000	2,097,901

City & County of Denver COP, 0.01% due 12/1/2029 put 1/4/2016 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	16,015,000	16,015,000

City & County of Denver COP, 0.01% due 12/1/2029 put 1/4/2016 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	28,180,000	28,180,000

City & County of Denver COP, 0.01% due 12/1/2031 put 1/4/2016 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	48,310,000	48,310,000

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2016 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	350,000	360,945

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2019 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	400,000	437,732

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2020 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	600,000	663,366

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2021 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,000,000	1,171,640

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2022 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,030,000	1,220,035

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2023 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,180,000	1,410,902

City & County of Denver School District No. 1 GO, 4.00% due 12/1/2016 (Capital Projects) (State Aid Withholding)	AA/Aa2	3,775,000	3,895,120

City of Longmont, 6.00% due 5/15/2019	AA+/NR	3,215,000	3,691,334

Colorado Department of Corrections COP, 5.00% due 3/1/2016 (Colorado Penitentiary II Project) (ETM)	AA-/Aa2	2,000,000	2,015,700

Colorado Department of Corrections COP, 5.00% due 3/1/2017 (Colorado Penitentiary II Project) (ETM)	AA-/Aa2	2,000,000	2,100,400

Colorado Department of Corrections COP, 5.00% due 3/1/2018 (Colorado Penitentiary II Project) (ETM)	AA-/Aa2	1,590,000	1,728,489

Colorado Department of Corrections COP, 5.00% due 3/1/2019 pre-refunded 3/1/2016 (Colorado Penitentiary II Project; Insured: AMBAC)	AA-/Aa2	4,930,000	4,968,651

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2016 (National Conference of State Legislatures)	A/A3	755,000	767,737

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2018 (National Conference of State Legislatures)	A/A3	1,625,000	1,747,135

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2020 (National Conference of State Legislatures)	A/A3	1,805,000	2,027,575

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2021 (National Conference of State Legislatures)	A/A3	1,000,000	1,135,670

Colorado HFA, 5.25% due 5/15/2017 (Northern Colorado Medical Center; Insured: AGM)	AA/NR	1,185,000	1,256,373

Colorado HFA, 5.25% due 5/15/2019 (Northern Colorado Medical Center; Insured: AGM)	AA/NR	2,225,000	2,517,054

Denver Convention Center Hotel Authority, 5.25% due 12/1/2021 (Insured: Syncora)	BBB-/Baa3	3,700,000	3,818,363

Denver Convention Center Hotel Authority, 5.25% due 12/1/2022 (Insured: Syncora)	BBB-/Baa3	1,100,000	1,142,163

Denver West Metropolitan District GO, 5.00% due 12/1/2021 (Insured: AGM)	AA/NR	2,175,000	2,537,333

El Paso County COP, 4.00% due 12/1/2021 (Pikes Peak Regional Development Center)	AA-/Aa2	1,000,000	1,114,010

El Paso County COP, 5.00% due 12/1/2023 (Pikes Peak Regional Development Center)	AA-/Aa2	1,330,000	1,583,219

El Paso County School District No. 49 Falcon COP, 5.00% due 12/15/2020	NR/Aa3	350,000	405,853

El Paso County School District No. 49 Falcon COP, 5.00% due 12/15/2023	NR/Aa3	945,000	1,135,247

El Paso County School District No. 49 Falcon COP, 5.00% due 12/15/2024	NR/Aa3	655,000	794,692

Park Creek Metropolitan District, 5.00% due 12/1/2016 (Insured: AGM) (ETM)	AA/NR	1,035,000	1,076,048

Park Creek Metropolitan District, 5.00% due 12/1/2017 (Insured: AGM) (ETM)	AA/NR	1,525,000	1,639,238

Park Creek Metropolitan District, 5.50% due 12/1/2018 (Insured: AGM) (ETM)	AA/NR	1,200,000	1,345,608

Park Creek Metropolitan District, 5.50% due 12/1/2019 (Insured: AGM) (ETM)	AA/NR	1,000,000	1,155,910

Regents of the University of Colorado COP, 5.00% due 11/1/2016 (UCDHSC Fitzsimons Academic Facilities)	AA-/Aa2	700,000	725,991

Regents of the University of Colorado COP, 5.00% due 11/1/2017 (UCDHSC Fitzsimons Academic Facilities)	AA-/Aa2	850,000	913,589

Regional Transportation District COP, 5.00% due 6/1/2018 (FasTracks Transportation System)	A/Aa3	1,750,000	1,912,820

Regional Transportation District COP, 5.00% due 6/1/2019 (FasTracks Transportation System)	A/Aa3	4,730,000	5,320,824

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Regional Transportation District COP, 5.00% due 6/1/2020 (FasTracks Transportation System)	A/Aa3	3,655,000	4,209,829

Regional Transportation District COP, 5.50% due 6/1/2021 (FasTracks Transportation System)	A/Aa3	2,370,000	2,760,386

Regional Transportation District COP, 5.00% due 6/1/2023 (North Metro Rail Line)	A/Aa3	4,000,000	4,859,680

Regional Transportation District COP, 5.00% due 6/1/2024 (North Metro Rail Line)	A/Aa3	4,000,000	4,786,720

Connecticut — 2.38%

City of Hartford GO, 5.00% due 10/1/2022 (Various Public Improvements; Insured: AGM)	AA/A3	1,765,000	2,073,981

City of Hartford GO, 5.00% due 7/1/2024 (Various Public Improvements; Insured: AGM)	AA/A2	800,000	956,032

City of Hartford GO, 5.00% due 7/1/2025 (Various Public Improvements; Insured: AGM)	AA/A2	1,020,000	1,228,733

City of West Haven GO, 4.00% due 8/1/2018 (Insured: AGM)	AA/A2	2,080,000	2,210,250

Connecticut Health & Educational Facilities Authority, 0.01% due 7/1/2036 put 1/4/2016 (Yale University) (daily demand notes)	AAA/Aaa	300,000	300,000

Connecticut Health & Educational Facilities Authority, 0.01% due 7/1/2036 put 1/4/2016 (Yale University) (daily demand notes)	AAA/Aaa	300,000	300,000

Connecticut Housing Finance Authority, 0.01% due 11/15/2036 put 1/4/2016 (Housing Mortgage Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	10,355,000	10,355,000

Connecticut Housing Finance Authority, 0.01% due 5/15/2039 put 1/4/2016 (Housing Mortgage Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	13,110,000	13,110,000

Connecticut Housing Finance Authority, 0.01% due 5/15/2039 put 1/4/2016 (Housing Mortgage Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	40,915,000	40,915,000

State of Connecticut GO, 5.00% due 6/1/2019 pre-refunded 6/1/2016 (General State Capital Projects; Insured: AGM)	AA/Aa3	2,865,000	2,920,352

State of Connecticut GO, 5.00% due 6/15/2023 (Housing Development & Rehabilitation)	AA/Aa3	13,915,000	16,811,546

State of Connecticut GO, 5.00% due 9/1/2023 (Housing Development & Rehabilitation)	AA/Aa3	5,550,000	6,730,763

State of Connecticut GO, 5.00% due 6/15/2024 (Housing Development & Rehabilitation)	AA/Aa3	19,385,000	23,626,244

State of Connecticut GO, 5.00% due 8/15/2024 (General State Capital Projects)	AA/Aa3	1,845,000	2,221,472

State of Connecticut GO, 5.00% due 6/15/2025 (Housing Development & Rehabilitation)	AA/Aa3	11,015,000	13,542,722

State of Connecticut GO, 5.00% due 6/15/2026 (Housing Development & Rehabilitation)	AA/Aa3	22,240,000	27,092,101

State of Connecticut GO Floating Rate Note, 0.78% due 9/15/2018 (General State Capital Projects)	AA/Aa3	725,000	723,325

State of Connecticut GO Floating Rate Note, 0.66% due 9/15/2024 put 9/15/2017 (Education Capital Projects)	AA/Aa3	10,000,000	9,977,500

District of Columbia — 0.34%

District of Columbia, 5.00% due 4/1/2016 (National Public Radio) (ETM)	AA-/A1	685,000	693,021

District of Columbia, 4.00% due 4/1/2017 (National Public Radio)	AA-/A1	1,830,000	1,902,797

District of Columbia, 5.00% due 4/1/2018 (National Public Radio)	AA-/A1	1,745,000	1,896,030

District of Columbia, 5.00% due 4/1/2019 (National Public Radio)	AA-/A1	805,000	899,064

District of Columbia, 5.00% due 4/1/2020 (National Public Radio)	AA-/A1	1,890,000	2,162,803

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

District of Columbia COP, 5.25% due 1/1/2016 (St. Elizabeth Hospital Lease; Insured: Natl-Re) (ETM)	NR/Aa3	4,700,000	4,700,000

District of Columbia GO, 6.00% due 6/1/2018 (Insured: Natl-Re)	AA/Aa1	5,000,000	5,596,650

District of Columbia GO, 5.25% due 6/1/2020 (Insured: Syncora)	AA/Aa1	3,005,000	3,517,653

Metropolitan Washington Airports Authority, 0% due 10/1/2016 (Dulles Toll Road; Insured: AGM)	AA/A3	4,000,000	3,964,560

Florida — 8.11%

Broward County, 5.00% due 9/1/2017 (Port Facilities)	A-/A1	2,820,000	2,981,135

Broward County, 4.00% due 10/1/2017 (Airport, Marina & Port Improvements)	A+/A1	500,000	527,070

Broward County, 5.00% due 10/1/2017 (Airport, Marina & Port Improvements)	A+/A1	1,000,000	1,071,460

Broward County, 5.50% due 9/1/2018 (Port Facilities)	A-/A1	3,500,000	3,844,540

Broward County, 4.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	425,000	457,806

Broward County, 5.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	500,000	552,095

Broward County, 5.50% due 9/1/2019 (Port Facilities)	A-/A1	2,800,000	3,161,620

Broward County, 5.00% due 10/1/2019 (Airport, Marina & Port Improvements)	A+/A1	1,000,000	1,134,770

Broward County, 4.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	1,660,000	1,837,686

Broward County, 5.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	2,000,000	2,321,720

Broward County School Board COP, 5.00% due 7/1/2016 (Educational Facilities; Insured: AGM)	AA/A1	1,495,000	1,529,624

Broward County School Board COP, 5.25% due 7/1/2016 (Educational Facilities; Insured: AGM)	AA/A1	7,630,000	7,816,248

Broward County School Board COP, 5.25% due 7/1/2016 (Educational Facilities; Insured: AGM)	AA/A1	3,715,000	3,805,683

Broward County School Board COP, 5.00% due 7/1/2017 (Educational Facilities; Insured: Natl-Re)	AA-/A1	1,000,000	1,061,410

Broward County School Board COP, 5.00% due 7/1/2021 (Educational Facilities)	A/A1	4,000,000	4,697,280

Broward County School Board COP, 5.00% due 7/1/2022 (Educational Facilities)	A/A1	4,580,000	5,458,307

Broward County School Board COP, 5.00% due 7/1/2023 (Educational Facilities)	A/A1	3,000,000	3,611,280

Broward County School Board COP, 5.00% due 7/1/2023 (Educational Facilities)	A/A1	2,000,000	2,407,520

Broward County School Board COP, 5.00% due 7/1/2024 (Educational Facilities)	A/NR	4,000,000	4,850,240

Broward County School Board COP, 5.00% due 7/1/2024 (Educational Facilities)	A/A1	2,000,000	2,425,120

Broward County School Board COP, 5.00% due 7/1/2025 (Educational Facilities)	A/A1	7,000,000	8,557,990

Broward County School Board COP, 5.00% due 7/1/2025 (Educational Facilities)	A/A1	5,000,000	6,112,850

City of Fort Myers, 5.00% due 12/1/2018 (Gulf Breeze Loan Program; Insured: Natl-Re)	AA-/Aa3	2,195,000	2,348,431

City of Fort Myers, 5.00% due 10/1/2023 (Utility Systems Capital Projects)	A/Aa3	3,360,000	3,962,347

City of Gainesville, 0.01% due 10/1/2026 put 1/4/2016 (Utilities System; SPA: Union Bank) (daily demand notes)	AA-/Aa2	20,285,000	20,285,000

City of Gainesville, 0.01% due 10/1/2042 put 1/8/2016 (Utilities System; LOC: Sumitomo Mitsui Banking) (weekly demand notes)	NR/NR	46,600,000	46,600,000

City of Hollywood Community Redevelopment Agency, 5.00% due 3/1/2016 (Beach Community Redevelopment Project; Insured: Syncora) (ETM)	NR/A3	2,000,000	2,015,720

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Hollywood Community Redevelopment Agency, 5.00% due 3/1/2017 (Beach Community Redevelopment Project; Insured: Syncora) (ETM)	NR/A3	2,000,000	2,100,160

City of Hollywood Community Redevelopment Agency, 5.00% due 3/1/2024 (Beach Community Redevelopment Project; Insured: Syncora)	NR/A3	4,850,000	5,092,888

City of Jacksonville, 5.00% due 10/1/2017	AA-/Aa3	1,000,000	1,071,920

City of Jacksonville, 5.00% due 10/1/2018	AA-/Aa3	1,050,000	1,160,754

City of Jacksonville, 5.00% due 10/1/2019	AA-/Aa3	500,000	568,170

City of Jacksonville, 5.00% due 10/1/2020	AA-/Aa3	1,000,000	1,161,600

City of Jacksonville, 5.00% due 10/1/2023	AA-/Aa3	1,105,000	1,337,448

City of Lakeland, 5.00% due 10/1/2016 (Energy System; Insured: AGM)	AA/Aa3	9,780,000	10,108,901

City of Lakeland, 5.00% due 10/1/2017 (Energy System; Insured: AGM)	AA/Aa3	7,105,000	7,613,363

City of Lakeland, 5.00% due 10/1/2019 (Energy System; Insured: AGM)	AA/Aa3	5,000,000	5,671,900

City of Lakeland, 5.00% due 11/15/2019 (Lakeland Regional Health Systems)	NR/A2	5,655,000	6,383,138

City of Lakeland, 5.00% due 10/1/2020 (Energy System; Insured: AGM)	AA/Aa3	1,695,000	1,964,488

City of Miami, 5.00% due 1/1/2018 (Street & Sidewalk Improvement Program; Insured: Natl-Re)	AA-/A2	1,970,000	2,109,791

City of North Miami Beach, 5.00% due 8/1/2017 (North Miami Beach Water Project)	A+/NR	750,000	794,963

City of North Miami Beach, 3.00% due 8/1/2018 (North Miami Beach Water Project)	A+/NR	1,280,000	1,331,930

City of North Miami Beach, 5.00% due 8/1/2019 (North Miami Beach Water Project)	A+/NR	1,650,000	1,846,928

City of North Miami Beach, 5.00% due 8/1/2020 (North Miami Beach Water Project)	A+/NR	780,000	889,106

City of North Miami Beach, 5.00% due 8/1/2021 (North Miami Beach Water Project)	A+/NR	1,000,000	1,161,750

City of Port St. Lucie, 1.70% due 7/1/2016 (Tesoro Special Assessment District)	NR/A2	1,075,000	1,079,257

City of Port St. Lucie, 1.875% due 7/1/2017 (Tesoro Special Assessment District; Insured: AGM)	NR/A2	2,175,000	2,188,376

City of Port St. Lucie, 2.00% due 7/1/2018 (Tesoro Special Assessment District; Insured: AGM)	NR/A2	2,215,000	2,232,831

City of Tampa, 5.00% due 11/15/2016 (BayCare Health System)	NR/Aa2	2,855,000	2,967,430

City of Tampa, 5.00% due 11/15/2017 (BayCare Health System)	NR/Aa2	1,215,000	1,307,619

Florida Atlantic University Financing Corp., 5.00% due 7/1/2016 (Innovation Village Capital Improvements)	A/A1	2,275,000	2,325,141

Florida Department of Management Services, 5.25% due 9/1/2016 (Insured: AGM)	AA+/Aa2	3,500,000	3,608,465

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2016 (Nova Southeastern University)	BBB/Baa1	2,345,000	2,368,731

Florida Higher Educational Facilities Financing Authority, 5.25% due 4/1/2017 (Nova Southeastern University)	BBB/Baa1	1,325,000	1,384,837

Florida Higher Educational Facilities Financing Authority, 5.25% due 4/1/2018 (Nova Southeastern University)	BBB/Baa1	2,630,000	2,827,934

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (University of Tampa)	BBB+/NR	1,225,000	1,339,844

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (Nova Southeastern University)	BBB/Baa1	1,035,000	1,132,031

Florida Higher Educational Facilities Financing Authority, 5.50% due 4/1/2019 (Nova Southeastern University)	BBB/Baa1	1,705,000	1,891,544

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2020 (Nova Southeastern University)	BBB/Baa1	1,030,000	1,148,151

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2022 (University of Tampa)	BBB+/NR	620,000	711,090

Florida State Board of Education GO, 5.00% due 6/1/2016 (Public Education Capital Outlay)	AAA/Aa1	3,900,000	3,976,986

Florida State Board of Governors, 4.00% due 7/1/2020 (University System Capital Improvements)	AA/Aa2	4,055,000	4,506,727

Florida State Board of Governors, 4.00% due 7/1/2021 (University System Capital Improvements)	AA/Aa2	4,215,000	4,749,251

Florida State Board of Governors, 4.00% due 7/1/2022 (University System Capital Improvements)	AA/Aa2	4,385,000	4,998,900

Florida State Department of Transportation GO, 5.00% due 7/1/2018	AAA/Aa1	3,000,000	3,212,910

Highlands County HFA, 5.00% due 11/15/2016 (Adventist Health System Sunbelt Group)	AA-/Aa2	1,000,000	1,039,200

Highlands County HFA, 5.00% due 11/15/2017 (Adventist Health System Sunbelt Group)	AA-/Aa2	3,200,000	3,443,936

Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health System Sunbelt Group)	AA-/Aa2	3,000,000	3,414,450

Hillsborough County, 5.00% due 11/1/2016 (Transportation Related Capital Improvements; Insured: AMBAC)	AA/A1	1,000,000	1,037,300

Hillsborough County, 5.00% due 11/1/2018 (Court Facilities)	AA/A1	4,210,000	4,664,175

Hillsborough County, 5.00% due 11/1/2019 (Court Facilities)	AA/A1	4,420,000	5,031,816

Hillsborough County, 5.00% due 11/1/2020 (Court Facilities)	AA/A1	4,645,000	5,398,094

Hillsborough County, 5.00% due 11/1/2021 (Court Facilities)	AA/A1	4,880,000	5,782,458

Hillsborough County, 5.00% due 11/1/2021 (Jail and Storm Water Projects)	AA/A1	2,300,000	2,725,339

Hillsborough County, 5.00% due 11/1/2022 (Jail and Storm Water Projects)	AA/A1	3,005,000	3,603,806

Hillsborough County IDA, 5.65% due 5/15/2018 (Tampa Electric Co.)	BBB+/A2	3,200,000	3,512,288

Hillsborough County School Board COP, 5.25% due 7/1/2017 (Educational Facilities; Insured: Natl-Re)	AA-/Aa2	1,300,000	1,384,877

Jacksonville Economic Development Commission, 6.00% due 9/1/2017 (Florida Proton Therapy Institute)	NR/NR	1,985,000	2,124,287

JEA, 4.00% due 10/1/2016 (Electric System)	A+/Aa3	3,540,000	3,633,421

JEA, 5.00% due 10/1/2018 (Water and Sewer System)	AA/Aa2	1,500,000	1,661,235

JEA, 5.00% due 10/1/2023 (Electric System)	A+/Aa3	1,395,000	1,696,543

JEA, 5.00% due 10/1/2024 (Electric System)	A+/Aa3	1,200,000	1,461,072

Kissimmee Utility Authority, 5.25% due 10/1/2016 (Electrical Systems; Insured: AGM)	NR/A1	1,700,000	1,757,086

Lee County School Board COP, 5.00% due 8/1/2023 (School Facilities Improvements)	A+/Aa3	1,000,000	1,199,980

Lee County School Board COP, 5.00% due 8/1/2024 (School Facilities Improvements)	A+/Aa3	2,000,000	2,416,960

Manatee County, 5.00% due 10/1/2016 (County Capital Projects)	NR/Aa2	1,000,000	1,033,750

Manatee County, 4.00% due 10/1/2017 (Public Utilities Improvements)	NR/Aa2	1,000,000	1,054,500

Manatee County, 5.00% due 10/1/2018 (County Capital Projects)	NR/Aa2	2,400,000	2,653,152

Manatee County, 5.00% due 10/1/2021 (County Capital Projects)	NR/Aa2	2,775,000	3,293,370

Manatee County, 5.00% due 10/1/2024 (Public Utilities Improvements)	NR/Aa2	500,000	616,795

Manatee County, 5.00% due 10/1/2025 (Public Utilities Improvements)	NR/Aa2	470,000	579,364

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Marion County School Board COP, 5.00% due 6/1/2018 (Insured: BAM)	AA/A2	2,500,000	2,718,300

Marion County School Board COP, 5.00% due 6/1/2019 (Insured: BAM)	AA/A2	2,635,000	2,937,893

Marion County School Board COP, 5.00% due 6/1/2020 (Insured: BAM)	AA/A2	2,760,000	3,136,271

Marion County School Board COP, 5.00% due 6/1/2021 (Insured: BAM)	AA/A2	2,505,000	2,898,711

Marion County School Board COP, 5.00% due 6/1/2024 (Insured: BAM)	AA/A2	3,065,000	3,641,802

Miami Beach GO, 4.00% due 9/1/2019	AA+/Aa2	2,745,000	3,003,963

Miami Beach GO, 5.00% due 9/1/2020	AA+/Aa2	3,720,000	4,297,939

Miami Beach GO, 4.00% due 9/1/2021	AA+/Aa2	1,015,000	1,142,139

Miami Beach GO, 5.00% due 9/1/2022	AA+/Aa2	1,000,000	1,167,120

Miami-Dade County, 0% due 10/1/2016 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	3,535,000	3,505,766

Miami-Dade County, 0% due 10/1/2017 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	2,435,000	2,359,004

Miami-Dade County, 0% due 10/1/2018 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	5,385,000	5,083,655

Miami-Dade County, 0% due 10/1/2019 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	2,170,000	1,986,483

Miami-Dade County, 5.00% due 7/1/2023 (Transit System)	AA/A1	1,000,000	1,203,370

Miami-Dade County, 5.00% due 7/1/2024 (Transit System)	AA/A1	5,565,000	6,750,234

Miami-Dade County, 5.00% due 7/1/2025 (Transit System)	AA/A1	3,650,000	4,453,730

Miami-Dade County, 5.00% due 10/1/2025 (Miami International Airport)	A/A2	2,500,000	3,016,725

Miami-Dade County Educational Facilities Authority GO, 5.00% due 4/1/2016 (University of Miami; Insured: AMBAC)	A-/A3	3,000,000	3,033,540

Miami-Dade County Expressway Authority, 5.00% due 7/1/2019 (Toll System; Insured: AGM)	AA/A2	7,530,000	8,452,726

Miami-Dade County Expressway Authority, 5.00% due 7/1/2024 (Toll System)	A-/A2	2,000,000	2,414,780

Miami-Dade County Expressway Authority, 5.00% due 7/1/2025 (Toll System)	A-/A2	2,000,000	2,407,980

Miami-Dade County GO, 5.25% due 7/1/2018 (Building Better Communities)	AA/Aa2	5,040,000	5,549,141

Miami-Dade County School Board COP, 5.00% due 5/1/2016 (Insured: Natl-Re)	AA-/A1	4,065,000	4,129,146

Miami-Dade County School Board COP, 5.00% due 10/1/2016 (Insured: AMBAC)	A/A1	1,000,000	1,033,790

Miami-Dade County School Board COP, 5.00% due 5/1/2022 (Educational Facilities Improvements)	A/A1	3,405,000	3,988,481

Miami-Dade County School Board COP, 5.00% due 5/1/2023 (Educational Facilities Improvements)	A/A1	4,130,000	4,885,707

Miami-Dade County School Board COP, 5.00% due 5/1/2024 (Educational Facilities Improvements)	A/A1	8,000,000	9,544,640

Miami-Dade County School Board COP, 5.00% due 5/1/2025 (Educational Facilities Improvements)	A/A1	15,000,000	18,044,400

Miami-Dade County School Board COP, 5.00% due 5/1/2031 put 5/1/2024 (Educational Facilities Improvements)	A/A1	2,425,000	2,853,158

Miami-Dade County School Board COP, 5.00% due 5/1/2032 put 5/1/2016 (Educational Facilities Improvements)	A/A1	6,000,000	6,087,300

Orange County HFA, 6.25% due 10/1/2016 (Orlando Health, Inc.; Insured: Natl-Re)	AA-/A3	820,000	846,527

Orange County HFA, 5.00% due 10/1/2017 (Orlando Health, Inc.)	A/A3	1,980,000	2,109,334

Orange County HFA, 5.25% due 10/1/2019 (Orlando Health, Inc.)	A/A3	6,050,000	6,804,556

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Orange County HFA, 6.25% due 10/1/2021 (Orlando Health, Inc.; Insured: Natl-Re)	AA-/A3	1,870,000	2,134,044

Orange County HFA, 5.375% due 10/1/2023 (Orlando Health, Inc.)	A/A3	4,150,000	4,700,871

Orange County School Board COP, 5.00% due 8/1/2019 (Educational Facilities)	NR/Aa2	1,000,000	1,131,310

Orange County School Board COP, 5.00% due 8/1/2020 (Educational Facilities)	NR/Aa2	1,695,000	1,960,268

Orange County School Board COP, 5.00% due 8/1/2021 (Educational Facilities)	NR/Aa2	2,100,000	2,476,929

Orange County School Board COP, 5.00% due 8/1/2022 (Educational Facilities)	NR/Aa2	1,825,000	2,180,912

Orange County School Board COP, 5.00% due 8/1/2023 (Educational Facilities)	NR/Aa2	1,540,000	1,859,950

Orange County School Board COP, 5.00% due 8/1/2024 (Educational Facilities)	NR/Aa2	1,445,000	1,764,388

Orange County School Board COP, 5.00% due 8/1/2025 (Educational Facilities)	NR/Aa2	1,190,000	1,463,284

Orlando and Orange County Expressway Authority, 8.25% due 7/1/2016 (Insured: Natl-Re/FGIC/IBC)	AA-/A2	3,000,000	3,116,790

Palm Beach County HFA, 5.00% due 12/1/2020 (Boca Raton Regional Hospital)	BBB+/NR	600,000	678,744

Palm Beach County School Board COP, 5.00% due 8/1/2018 (Educational Facilities Master Lease Program)	NR/Aa3	800,000	878,272

Palm Beach County School Board COP, 4.00% due 8/1/2019 (Educational Facilities Master Lease Program)	NR/Aa3	940,000	1,026,085

Palm Beach County School Board COP, 5.00% due 8/1/2020 (Educational Facilities Master Lease Program)	NR/Aa3	1,090,000	1,255,963

Palm Beach County School Board COP, 4.00% due 8/1/2021 (Educational Facilities Master Lease Program)	NR/Aa3	3,835,000	4,306,015

Palm Beach County School Board COP, 5.00% due 8/1/2022 (Educational Facilities Master Lease Program)	NR/Aa3	1,660,000	1,976,927

Palm Beach County School Board COP, 5.00% due 8/1/2022 (Educational Facilities Master Lease Program)	NR/Aa3	1,000,000	1,190,920

Palm Beach County School Board COP, 5.00% due 8/1/2023 (Educational Facilities Master Lease Program)	NR/Aa3	3,500,000	4,210,815

Palm Beach County School Board COP, 5.00% due 8/1/2023 (Educational Facilities Master Lease Program)	NR/Aa3	1,000,000	1,203,090

Palm Beach County School Board COP, 5.00% due 8/1/2024 (Educational Facilities Master Lease Program)	NR/Aa3	1,000,000	1,215,790

Palm Beach County School Board COP, 5.00% due 8/1/2024 (Educational Facilities Master Lease Program)	NR/Aa3	3,595,000	4,370,765

Palm Beach County School Board COP, 5.00% due 8/1/2032 put 8/1/2016 (Educational Facilities Master Lease Program)	NR/Aa3	1,300,000	1,334,112

Polk County, 4.00% due 10/1/2020 (Water and Wastewater Utility Systems; Insured: AGM)	A+/Aa3	3,100,000	3,448,316

Polk County, 3.00% due 10/1/2021 (Water and Wastewater Utility Systems; Insured: AGM)	A+/Aa3	3,125,000	3,339,500

Polk County, 5.00% due 10/1/2023 (Water and Wastewater Utility Systems)	A+/Aa3	1,420,000	1,685,966

Putnam County Development Authority, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	10,200,000	11,106,882

Putnam County Development Authority, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	4,165,000	4,535,310

Reedy Creek Improvement District, 5.00% due 10/1/2017 (Walt Disney World Resort Complex Utility Systems)	A/A1	400,000	427,208

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Reedy Creek Improvement District, 5.00% due 10/1/2018 (Walt Disney World Resort Complex Utility Systems)	A/A1	755,000	829,451

Reedy Creek Improvement District, 5.00% due 10/1/2021 (Walt Disney World Resort Complex Utility Systems)	A/A1	1,200,000	1,402,752

Reedy Creek Improvement District, 5.00% due 10/1/2022 (Walt Disney World Resort Complex Utility Systems)	A/A1	625,000	738,819

Reedy Creek Improvement District, 5.00% due 6/1/2023 (Buena Vista Drive Corridor Improvements)	A+/Aa3	1,940,000	2,352,095

Reedy Creek Improvement District, 5.00% due 10/1/2023 (Walt Disney World Resort Complex Utility Systems)	A/A1	750,000	891,210

Reedy Creek Improvement District GO, 5.00% due 6/1/2021 (Walt Disney World Resort Complex Utility Systems)	A+/Aa3	500,000	588,270

Reedy Creek Improvement District GO, 5.00% due 6/1/2023 (Walt Disney World Resort Complex Utility Systems)	A+/Aa3	860,000	1,042,681

Reedy Creek Improvement District GO, 5.00% due 6/1/2024 (Walt Disney World Resort Complex Utility Systems)	A+/Aa3	850,000	1,042,806

Reedy Creek Improvement District GO, 5.00% due 6/1/2025 (Walt Disney World Resort Complex Utility Systems)	A+/Aa3	2,000,000	2,481,320

School Board of Alachua County COP, 5.00% due 7/1/2022 (Educational Facilities)	A+/Aa3	1,600,000	1,874,224

School Board of Alachua County COP, 5.00% due 7/1/2023 (Educational Facilities)	A+/Aa3	2,250,000	2,666,362

School Board of Lake County COP, 5.25% due 6/1/2017 (Insured: AMBAC)	A/NR	2,000,000	2,122,280

School Board of Lake County COP, 5.25% due 6/1/2018 (Insured: AMBAC)	A/NR	1,475,000	1,621,010

South Broward Hospital District, 5.00% due 5/1/2020 pre-refunded 5/1/2016 (Insured: Natl-Re)	AA-/Aa3	5,305,000	5,387,652

South Broward Hospital District, 5.00% due 5/1/2020 (Insured: Natl-Re)	AA-/Aa3	1,955,000	1,983,719

South Florida Water Management District COP, 5.00% due 10/1/2023 (Everglades Restoration Plan; Insured: AMBAC)	AA/Aa3	500,000	516,930

South Miami HFA, 5.00% due 8/15/2016 (Baptist Health)	AA/Aa2	4,985,000	5,126,424

South Miami HFA, 5.00% due 8/15/2017 (Baptist Health)	AA/Aa2	4,610,000	4,918,732

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2021 (Miami-Dade County Program)	AA-/Aa3	1,450,000	1,709,710

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2021 (Miami-Dade County Program; Insured: AGM)	AA/Aa3	5,000,000	5,875,800

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2022 (Miami-Dade County Program)	AA-/Aa3	2,000,000	2,393,820

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2023 (Miami-Dade County Program)	AA-/Aa3	2,100,000	2,540,685

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2024 (Miami-Dade County Program)	AA-/Aa3	1,725,000	2,068,896

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2017	AA+/Aa1	5,615,000	6,020,347

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2018	AA+/Aa1	2,890,000	3,198,565

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2019	AA+/Aa1	3,000,000	3,413,160

Volusia County Educational Facilities Authority, 5.00% due 10/15/2016 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM)	AA/A2	2,320,000	2,398,555

Volusia County Educational Facilities Authority, 4.00% due 10/15/2017 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM)	AA/A2	1,030,000	1,082,417

Volusia County Educational Facilities Authority, 5.00% due 10/15/2018 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM)	AA/A2	2,075,000	2,280,238

Volusia County Educational Facilities Authority, 5.00% due 10/15/2019 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM)	AA/A2	2,350,000	2,649,884

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Volusia County Educational Facilities Authority, 5.00% due 10/15/2023 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	700,000	831,831

Volusia County Educational Facilities Authority, 5.00% due 10/15/2024 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	650,000	778,798

Volusia County Educational Facilities Authority, 5.00% due 10/15/2025 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	400,000	477,704

Volusia County School Board COP, 5.00% due 8/1/2024 (Master Lease Program)	NR/Aa3	1,000,000	1,205,890

Georgia — 2.00%

Athens-Clarke County Unified Government Development Authority, 3.00% due 6/15/2016 (UGAREF Bolton Commons, LLC)	NR/Aa2	300,000	303,294

Athens-Clarke County Unified Government Development Authority, 4.00% due 6/15/2017 (UGAREF Bolton Commons, LLC)	NR/Aa2	495,000	515,943

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2019 (UGAREF Bolton Commons, LLC)	NR/Aa2	400,000	446,176

Athens-Clarke County Unified Government Development Authority, 4.00% due 6/15/2020 (UGAREF Bolton Commons, LLC)	NR/Aa2	395,000	432,237

Athens-Clarke County Unified Government Development Authority, 0.01% due 7/1/2035 put 1/4/2016 (University of Georgia Athletic Association; LOC: Wells Fargo Bank, N.A.) (daily demand notes)	NR/Aa1	100,000	100,000

City of Atlanta, 5.00% due 1/1/2016 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	1,495,000	1,495,000

City of Atlanta, 5.00% due 11/1/2016 (Water & Wastewater System; Insured: AGM)	AA/Aa3	3,215,000	3,335,755

City of Atlanta, 5.50% due 11/1/2016 (Water & Wastewater System; Insured: Natl-Re)	AA-/Aa3	8,215,000	8,557,648

City of Atlanta, 5.25% due 12/1/2016 (Atlantic Station Project; Insured: AGM)	AA/A3	3,650,000	3,786,364

City of Atlanta, 5.00% due 11/1/2017 (Water & Wastewater System; Insured: AGM)	AA/Aa3	4,745,000	5,104,481

City of Atlanta, 5.00% due 1/1/2018 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	2,100,000	2,269,848

City of Atlanta, 5.00% due 1/1/2019 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	3,145,000	3,493,152

City of Atlanta, 6.00% due 11/1/2019 (Water & Wastewater System)	AA-/Aa3	5,650,000	6,641,179

City of Atlanta, 5.00% due 1/1/2020 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	6,000,000	6,860,040

City of Atlanta, 5.25% due 1/1/2020 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	5,000,000	5,746,300

City of Atlanta, 5.00% due 1/1/2021 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	7,000,000	7,982,870

City of Atlanta, 5.50% due 1/1/2021 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	3,525,000	4,192,424

City of Atlanta, 5.00% due 11/1/2021 (Water & Wastewater System)	AA-/Aa3	2,500,000	2,978,925

City of Atlanta, 5.00% due 11/1/2022 (Water & Wastewater System)	AA-/Aa3	1,000,000	1,211,040

City of Atlanta, 5.00% due 1/1/2023 (Airport Passenger Facility)	AA-/Aa3	1,000,000	1,199,390

City of Atlanta, 5.00% due 11/1/2023 (Water & Wastewater System)	AA-/Aa3	1,130,000	1,383,945

City of Atlanta, 5.00% due 1/1/2024 (Airport Passenger Facility)	AA-/A1	1,350,000	1,651,388

City of Atlanta, 5.00% due 11/1/2024 (Water & Wastewater System)	AA-/Aa3	1,000,000	1,236,890

City of Atlanta, 5.00% due 1/1/2025 (Airport Passenger Facility)	AA-/Aa3	1,645,000	1,983,870

City of Atlanta, 5.00% due 1/1/2025 (Airport Passenger Facility)	AA-/A1	2,500,000	3,010,925

City of Atlanta, 5.00% due 11/1/2025 (Water & Wastewater System)	AA-/Aa3	1,000,000	1,247,320

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Douglas GO, 5.00% due 8/1/2016 (Jail & Law Enforcement Complex)	AA/Aa2	4,000,000	4,107,680

Development Authority of Bartow County, 2.70% due 8/1/2043 put 8/23/2018 (Georgia Power Co. Plant Bowen Project)	A-/A3	6,000,000	6,188,100

Fulton County Development Authority, 5.00% due 10/1/2022 (Georgia Tech Athletic Association)	NR/A2	4,550,000	5,416,456

Fulton County Facilities Corp. COP, 5.00% due 11/1/2017 (Public Purpose Project)	AA-/Aa3	8,400,000	8,979,012

Fulton County Facilities Corp. COP, 5.00% due 11/1/2019 (Public Purpose Project)	AA-/Aa3	6,600,000	7,445,724

Gwinnett County Hospital Authority, 5.00% due 7/1/2023 (Gwinnett Hospital System, Inc.; Insured: AGM)	NR/A2	5,000,000	5,587,350

Gwinnett County School District GO, 4.50% due 10/1/2017 (Capital Projects)	AAA/Aaa	13,000,000	13,852,800

LaGrange-Troup County Hospital Authority, 5.00% due 7/1/2018 (West Georgia Health Foundation, Inc.)	A+/Aa2	1,570,000	1,635,171

Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	BBB+/Baa1	5,000,000	5,363,450

Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	AA-/A1	655,000	676,890

State of Georgia GO, 5.00% due 7/1/2017 (Capital Projects)	AAA/Aaa	8,625,000	9,177,431

Valdosta and Lowndes County Hospital Authority, 5.00% due 10/1/2022 (South Medical Center)	AA-/Aa2	1,500,000	1,764,405

Guam — 0.65%

Government of Guam, 5.25% due 12/1/2016 (Layon Solid Waste Disposal Facility)	BBB+/NR	5,610,000	5,809,884

Government of Guam, 5.25% due 12/1/2017 (Layon Solid Waste Disposal Facility)	BBB+/NR	2,000,000	2,143,520

Government of Guam, 5.50% due 12/1/2018 (Layon Solid Waste Disposal Facility)	BBB+/NR	3,000,000	3,320,010

Government of Guam, 5.00% due 11/15/2019 (Various Capital Projects)	A/NR	1,000,000	1,125,250

Government of Guam, 5.50% due 12/1/2019 (Layon Solid Waste Disposal Facility)	BBB+/NR	2,000,000	2,272,400

Government of Guam, 5.00% due 11/15/2020 (Various Capital Projects)	A/NR	1,500,000	1,721,415

Government of Guam, 5.00% due 11/15/2021 (Various Capital Projects)	A/NR	2,210,000	2,564,285

Government of Guam, 5.00% due 11/15/2022 (Various Capital Projects)	A/NR	2,960,000	3,462,726

Government of Guam, 5.00% due 11/15/2023 (Economic Development)	A/NR	6,280,000	7,413,352

Government of Guam, 5.00% due 11/15/2024 (Various Capital Projects)	A/NR	4,500,000	5,337,495

Guam Government Waterworks Authority, 5.25% due 7/1/2020 (Water & Wastewater System Improvements)	A-/Baa2	300,000	340,242

Guam Government Waterworks Authority, 5.25% due 7/1/2022 (Water & Wastewater System Improvements)	A-/Baa2	1,050,000	1,225,004

Guam Government Waterworks Authority, 5.25% due 7/1/2023 (Water & Wastewater System Improvements)	A-/Baa2	645,000	761,048

Guam Power Authority, 5.00% due 10/1/2019 (Electric Power System; Insured: AGM)	AA/A2	1,000,000	1,131,040

Guam Power Authority, 5.00% due 10/1/2020 (Electric Power System; Insured: AGM)	AA/A2	1,500,000	1,734,015

Guam Power Authority, 5.00% due 10/1/2022 (Electric Power System; Insured: AGM)	AA/A2	6,340,000	7,578,266

Hawaii — 1.05%

City and County of Honolulu GO, 5.00% due 11/1/2019 (Capital Improvement Projects)	NR/Aa1	3,620,000	4,134,728

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City and County of Honolulu GO, 5.00% due 11/1/2020 (Capital Improvement Projects)	NR/Aa1	8,265,000	9,683,687

City and County of Honolulu GO, 5.00% due 11/1/2021 (Capital Improvement Projects)	NR/Aa1	2,770,000	3,310,898

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvement Projects)	NR/Aa1	1,750,000	2,131,745

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvement Projects)	NR/Aa1	6,695,000	8,155,447

State of Hawaii GO, 5.00% due 11/1/2017 (Hawaiian Home Lands Settlement)	AA/Aa2	12,000,000	12,910,680

State of Hawaii GO, 5.00% due 11/1/2018 (Hawaiian Home Lands Settlement)	AA/Aa2	20,000,000	22,210,800

State of Hawaii GO, 5.00% due 12/1/2019 pre-refunded 12/1/2019 (Hawaiian Home Lands Settlement) (ETM)	NR/NR	30,000	34,379

State of Hawaii GO, 5.00% due 12/1/2019 (Hawaiian Home Lands Settlement)	AA/Aa2	2,970,000	3,395,987

State of Hawaii GO, 5.00% due 12/1/2020 (Hawaiian Home Lands Settlement)	AA/Aa2	2,500,000	2,931,225

State of Hawaii GO, 5.00% due 12/1/2021 (Hawaiian Home Lands Settlement)	AA/Aa2	3,000,000	3,585,570

State of Hawaii GO, 5.00% due 12/1/2022 pre-refunded 12/1/2021 (Hawaiian Home Lands Settlement)	NR/NR	1,590,000	1,907,905

State of Hawaii GO, 5.00% due 12/1/2022 (Hawaiian Home Lands Settlement)	AA/Aa2	2,410,000	2,918,245

Idaho — 0.28%

Idaho HFA, 5.00% due 12/1/2022 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,210,050

Idaho HFA, 5.00% due 12/1/2023 (Trinity Health Credit Group)	AA-/Aa3	2,000,000	2,445,700

Idaho HFA, 5.00% due 12/1/2024 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,233,380

University of Idaho, 5.25% due 4/1/2041 put 4/1/2021	A+/Aa3	13,420,000	15,625,040

Illinois — 5.30%

Board of Education of the City of Chicago GO, 0% due 12/1/2020 (Educational Facilities; Insured: BHAC)	AA+/Aa1	12,000,000	10,026,720

Board of Trustees of Southern Illinois University, 5.25% due 4/1/2020 (Housing & Auxiliary Facilities; Insured: Natl-re)	AA-/A3	1,000,000	1,139,530

Chicago Housing Authority, 5.00% due 7/1/2016 (Housing Transformation Capital Program; Insured: AGM) (ETM)	NR/A2	2,000,000	2,045,600

Chicago Midway International Airport, 5.00% due 1/1/2022	A-/A3	800,000	939,016

Chicago Midway International Airport, 5.00% due 1/1/2023	A-/A3	1,900,000	2,246,104

Chicago Midway International Airport, 5.00% due 1/1/2024	A-/A3	1,000,000	1,188,230

Chicago O’Hare International Airport, 5.00% due 1/1/2019 (2015 Airport Projects)	A/NR	3,000,000	3,318,060

Chicago O’Hare International Airport, 5.00% due 1/1/2020 (2015 Airport Projects)	A/NR	2,350,000	2,665,229

Chicago O’Hare International Airport, 5.00% due 1/1/2021 (2015 Airport Projects)	A/NR	3,000,000	3,474,180

Chicago O’Hare International Airport, 5.00% due 1/1/2022 Capital Development Programs)	A/A2	5,835,000	6,717,952

Chicago Park District GO, 4.00% due 1/1/2017 (Capital Improvement Plan)	AA+/NR	1,000,000	1,024,420

Chicago Park District GO, 4.00% due 1/1/2018 (Capital Improvement Plan)	AA+/NR	1,250,000	1,303,788

Chicago Park District GO, 4.00% due 1/1/2018 (Capital Improvement Plan)	AA+/NR	1,420,000	1,481,103

Chicago Park District GO, 4.00% due 1/1/2018 (Capital Improvement Plan)	AA+/NR	945,000	985,663

Chicago Park District GO, 5.00% due 1/1/2018 (Capital Improvement Plan)	AA+/Ba1	1,150,000	1,221,979

Chicago Park District GO, 4.00% due 1/1/2019 (Capital Improvement Plan)	AA+/NR	1,745,000	1,844,570

Chicago Park District GO, 4.00% due 1/1/2019 (Capital Improvement Plan)	AA+/NR	820,000	866,789

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Chicago Park District GO, 4.00% due 1/1/2020 (Capital Improvement Plan)	AA+/NR	2,730,000	2,912,855

Chicago Park District GO, 4.00% due 1/1/2020 (Capital Improvement Plan)	AA+/NR	815,000	869,589

Chicago Park District GO, 5.00% due 1/1/2021 (Capital Improvement Plan)	AA+/NR	2,840,000	3,170,349

Chicago Park District GO, 5.00% due 1/1/2022 (Capital Improvement Plan)	AA+/NR	1,485,000	1,673,907

Chicago Park District GO, 5.00% due 1/1/2022 (Capital Improvement Plan)	AA+/NR	1,940,000	2,186,787

Chicago Park District GO, 5.00% due 1/1/2023 (Capital Improvement Plan)	AA+/NR	1,605,000	1,822,590

Chicago Park District GO, 5.00% due 1/1/2023 (Capital Improvement Plan)	AA+/NR	3,215,000	3,650,858

Chicago Park District GO, 5.00% due 1/1/2023 (Capital Improvement Plan)	AA+/NR	1,675,000	1,902,080

Chicago Park District GO, 5.00% due 1/1/2024 (Capital Improvement Plan)	AA+/NR	1,305,000	1,486,421

Chicago Park District GO, 5.00% due 1/1/2024 (Capital Improvement Plan)	AA+/NR	1,340,000	1,526,287

Chicago Park District GO, 5.00% due 1/1/2024 (Capital Improvement Plan)	AA+/NR	1,760,000	2,004,675

Chicago School Reform Board of Trustees of the Board of Education GO, 5.25% due 12/1/2021 (School District Capital Improvement Program; Insured: Natl-Re)	AA-/A3	1,500,000	1,628,295

Chicago Transit Authority, 5.25% due 6/1/2017 (Federal Transit Program-Rail Systems; Insured: AGM)	A/A3	3,000,000	3,149,190

Chicago Transit Authority, 5.50% due 6/1/2018 (Federal Transit Program-Rail Systems; Insured: AGM)	A/A3	2,500,000	2,713,000

City of Chicago, 4.00% due 1/1/2017 (Wastewater Transmission System)	A/NR	2,000,000	2,052,880

City of Chicago, 4.00% due 1/1/2018 (Wastewater Transmission System)	A/Baa3	1,475,000	1,541,139

City of Chicago, 5.00% due 1/1/2018 (Wastewater Transmission System)	A/NR	2,500,000	2,658,500

City of Chicago, 5.00% due 1/1/2019 (Wastewater Transmission System)	A/NR	1,750,000	1,896,807

City of Chicago, 5.00% due 1/1/2020 (Project Fund; Insured: AGM)	AA/A2	1,320,000	1,341,331

City of Chicago, 5.00% due 1/1/2020 (Wastewater Transmission System)	A/NR	1,000,000	1,103,420

City of Chicago, 5.50% due 1/1/2020 (Wastewater Transmission System; Insured: BHAC)	AA+/Aa1	1,250,000	1,340,963

City of Chicago, 5.00% due 1/1/2021 (Wastewater Transmission System)	A/NR	1,000,000	1,117,320

City of Chicago, 5.00% due 1/1/2021 (Riverwalk Expansion Project; Insured: AGM)	BBB+/Ba1	1,410,000	1,501,580

City of Chicago, 5.00% due 1/1/2022 (Wastewater Transmission System)	A/NR	2,000,000	2,252,060

City of Chicago, 5.00% due 1/1/2023 (Chicago Midway Airport)	A-/A3	6,215,000	7,347,124

City of Chicago, 5.00% due 1/1/2023 (Wastewater Transmission System)	A/NR	2,000,000	2,275,220

City of Chicago, 5.00% due 1/1/2023 (Riverwalk Expansion Project; Insured: AGM)	BBB+/Ba1	1,000,000	1,068,080

City of Chicago, 5.00% due 1/1/2024 (Chicago Midway Airport)	A-/A3	16,060,000	18,837,577

City of Chicago, 5.00% due 1/1/2024 (Wastewater Transmission System)	A/NR	3,000,000	3,442,320

City of Chicago, 5.00% due 1/1/2025 (Wastewater Transmission System)	A/NR	3,000,000	3,449,760

City of Chicago Board of Education GO, 5.00% due 12/1/2018 (Insured: Natl-Re)	AA-/A3	1,000,000	1,052,860

City of Chicago Building Acquisition Certificates GO, 5.40% due 1/1/2018 (Parking Facility Improvements; Insured: AGM)	AA/A2	1,110,000	1,114,396

City of Chicago GO, 0% due 1/1/2016 (City Colleges; Insured: Natl-Re)	AA-/A3	2,670,000	2,670,000

City of Chicago GO, 5.44% due 1/1/2018 (Transportation Infrastructure Capital Projects; Insured: Natl-Re)	AA-/A3	3,050,000	3,091,480

City of Chicago School Reform Board of Trustees GO, 5.25% due 12/1/2017 (Insured: Natl-Re)	AA-/A3	4,100,000	4,290,773

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Mount Vernon GO, 4.00% due 12/15/2019 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,000,000	1,091,910

City of Mount Vernon GO, 4.00% due 12/15/2020 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	785,000	865,941

City of Mount Vernon GO, 4.00% due 12/15/2021 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,640,000	1,793,619

City of Quincy, 5.00% due 11/15/2016 (Blessing Hospital)	A-/A3	1,750,000	1,804,250

City of Quincy, 5.00% due 11/15/2017 (Blessing Hospital)	A-/A3	500,000	530,055

City of Waukegan GO, 5.00% due 12/30/2019 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,935,000	2,160,292

City of Waukegan GO, 5.00% due 12/30/2020 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,133,430

City of Waukegan GO, 5.00% due 12/30/2021 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	2,100,000	2,416,113

City of Waukegan GO, 5.00% due 12/30/2022 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,158,970

Community College District No. 516 GO, 4.50% due 12/15/2020 (Waubonsee Community College)	NR/Aa1	1,325,000	1,512,435

Community College District No. 516 GO, 5.00% due 12/15/2021 (Waubonsee Community College)	NR/Aa1	6,175,000	7,323,550

Community Consolidated School District No. 146 GO, 9.00% due 12/1/2016 (Tinley Park; Insured: Natl-Re)	NR/Aa2	1,315,000	1,408,536

Community Consolidated School District No. 158 GO, 0% due 1/1/2017 (McHenry and Kane Counties; Insured: Natl-Re) (ETM)	NR/A3	95,000	94,179

Community Consolidated School District No. 158 GO, 0% due 1/1/2017 (McHenry and Kane Counties; Insured: Natl-Re)	NR/A3	1,090,000	1,069,050

Community Consolidated School District No. 93 GO, 2.00% due 1/1/2017 (Village of Carol Stream)	AA+/NR	370,000	374,303

Community High School District No. 127 GO, 9.00% due 2/1/2016 (Lake County-Grayslake School Bldg.; Insured: AGM)	AA+/A2	1,890,000	1,902,928

Community High School District No. 127 GO, 9.00% due 2/1/2017 (Lake County-Grayslake School Bldg.; Insured: AGM)	AA+/A2	2,025,000	2,191,495

Community High School District No. 127 GO, 7.375% due 2/1/2020 (Lake County-Grayslake School Bldg.; Insured: Syncora)	AA+/NR	1,000,000	1,218,620

Community Unit School District No. 200 GO, 5.25% due 10/1/2023 (DuPage County Educational Facilities; Insured: FSA)	AA/Aa3	1,000,000	1,124,400

Community Unit School District No. 302 GO, 0% due 2/1/2021 (Kane & DeKalb Counties; Insured: Natl-Re)	NR/Aa3	3,165,000	2,782,098

Community Unit School District No. 428 GO, 0% due 1/1/2021 (DeKalb County)	AA-/Aa2	6,140,000	5,488,669

Cook County Community College District No. 508 GO, 5.00% due 12/1/2020 (City Colleges of Chicago)	AA/NR	720,000	817,517

Cook County Community College District No. 508 GO, 5.00% due 12/1/2021 (City Colleges of Chicago)	AA/NR	1,000,000	1,153,320

Cook County Community College District No. 508 GO, 5.00% due 12/1/2022 (City Colleges of Chicago)	AA/NR	1,250,000	1,458,700

Cook County Community College District No. 508 GO, 5.00% due 12/1/2023 (City Colleges of Chicago)	AA/NR	1,250,000	1,474,225

Cook County Township High School District No. 227 GO, 5.00% due 12/1/2018 (Rich Township Educational Facilities; Insured: AGM)	NR/Aa3	190,000	197,433

County of Cook GO, 5.00% due 11/15/2019 (Capital Improvement Plan)	AA/A2	3,690,000	4,070,328

County of Cook GO, 4.00% due 11/15/2020 (Capital Improvement Plan)	AA/A2	925,000	980,953

County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Plan)	AA/A2	3,590,000	3,934,676

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Plan)	AA/A2	2,000,000	2,211,780

County of Cook GO, 4.00% due 11/15/2021 (Capital Improvement Plan)	AA/A2	2,000,000	2,128,540

County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Plan)	AA/A2	5,000,000	5,613,300

County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Plan)	AA/A2	2,105,000	2,353,516

County of Cook GO, 4.00% due 11/15/2022 (Capital Improvement Plan)	AA/A2	1,000,000	1,065,830

County of Cook GO, 5.00% due 11/15/2022 (Capital Improvement Plan)	AA/A2	1,500,000	1,691,475

DuPage County Forest Preserve District GO, 5.00% due 11/1/2020	AAA/Aaa	500,000	580,475

DuPage County Forest Preserve District GO, 5.00% due 11/1/2021	AAA/Aaa	1,425,000	1,684,891

DuPage County Forest Preserve District GO, 5.00% due 11/1/2022	AAA/Aaa	900,000	1,080,846

DuPage County Forest Preserve District GO, 5.00% due 11/1/2023	AAA/Aaa	1,300,000	1,574,768

DuPage County Forest Preserve District GO, 5.00% due 11/1/2024	AAA/Aaa	5,000,000	6,111,400

Forest Preserve District of Cook County GO, 5.00% due 11/15/2021	AA/A2	1,500,000	1,702,290

Illinois Educational Facilities Authority, 4.75% due 3/1/2030 put 3/1/2017 (Art Institute of Chicago)	AA-/NR	3,030,000	3,139,868

Illinois Educational Facilities Authority, 5.00% due 3/1/2030 put 3/1/2017 (Art Institute of Chicago)	NR/A1	3,000,000	3,117,390

Illinois Educational Facilities Authority, 5.25% due 3/1/2034 put 3/1/2018 (Art Institute of Chicago)	NR/NR	3,600,000	3,848,400

Illinois Educational Facilities Authority, 3.40% due 11/1/2036 put 11/1/2017 (Field Museum of Natural History)	A/NR	1,300,000	1,336,595

Illinois Finance Authority, 5.00% due 4/1/2016 (Advocate Health Care)	AA/Aa2	1,250,000	1,264,700

Illinois Finance Authority, 5.00% due 11/15/2016 (Rush University Medical Center)	A+/A1	1,750,000	1,818,757

Illinois Finance Authority, 5.00% due 12/1/2016 (Columbia College) (ETM)	BBB+/NR	1,710,000	1,777,853

Illinois Finance Authority, 5.00% due 11/1/2017 (Rush University Medical Center; Insured: Natl-Re) (ETM)	AA-/Aaa	1,000,000	1,073,350

Illinois Finance Authority, 5.00% due 12/1/2017 (Columbia College) (ETM)	BBB+/NR	1,395,000	1,499,220

Illinois Finance Authority, 5.50% due 11/1/2018 (Advocate Health Care)	AA/Aa2	1,000,000	1,091,100

Illinois Finance Authority, 5.25% due 5/1/2019 (Educational Advancement Fund, Inc.)	NR/Baa3	4,675,000	4,790,005

Illinois Finance Authority, 5.00% due 4/1/2020 (Advocate Health Care)	AA/Aa2	1,315,000	1,472,116

Illinois Finance Authority, 5.00% due 11/15/2020 (Rush University Medical Center)	A+/A1	250,000	288,590

Illinois Finance Authority, 5.00% due 11/15/2021 (Rush University Medical Center)	A+/A1	250,000	293,228

Illinois Finance Authority, 4.00% due 12/1/2021 (Trinity Health)	AA-/Aa3	1,000,000	1,111,250

Illinois Finance Authority, 5.00% due 11/15/2022 (Rush University Medical Center)	A+/A1	250,000	296,210

Illinois Finance Authority, 5.00% due 8/1/2023 (Advocate Health Care)	AA/Aa2	565,000	682,311

Illinois Finance Authority, 5.00% due 11/15/2023 (Rush University Medical Center)	A+/A1	1,000,000	1,191,900

Illinois Finance Authority, 5.00% due 8/1/2024 (Advocate Health Care)	AA/Aa2	800,000	971,472

Illinois Finance Authority, 5.00% due 11/15/2024 (Rush University Medical Center)	A+/A1	500,000	601,105

Illinois Finance Authority, 5.00% due 11/15/2025 (Rush University Medical Center)	A+/A1	1,655,000	1,995,500

Illinois Finance Authority, 5.00% due 11/1/2030 put 1/15/2020 (Advocate Health Care)	AA/Aa2	1,250,000	1,421,088

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Illinois Finance Authority, 4.30% due 6/1/2035 put 6/1/2016 (Peoples Gas Light & Coke Co.; Insured: AMBAC)	A/Aa3	2,350,000	2,384,756

Illinois State Toll Highway Authority, 5.00% due 1/1/2023	AA-/Aa3	4,000,000	4,786,000

Illinois State Toll Highway Authority, 5.00% due 1/1/2024	AA-/Aa3	6,500,000	7,854,860

Illinois State Toll Highway Authority, 5.00% due 1/1/2025	AA-/Aa3	6,500,000	7,299,305

Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 0% due 12/1/2021 (Insured: AMBAC) (ETM)	NR/Aa3	765,000	692,256

Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 0% due 12/1/2021 (Insured: AMBAC)	NR/Aa3	1,235,000	1,055,159

Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 5.00% due 1/1/2024	AA/NR	4,000,000	4,759,320

McHenry County Conservation District GO, 5.00% due 2/1/2021	AA+/Aa1	2,325,000	2,713,205

McHenry County Conservation District GO, 5.00% due 2/1/2025	AA+/Aa1	2,000,000	2,449,640

Metropolitan Pier & Exposition Authority, 0% due 6/15/2016 (McCormick Place Expansion; Insured: Natl-Re) (ETM)	AA-/NR	1,155,000	1,152,517

Metropolitan Pier & Exposition Authority, 0% due 6/15/2016 (McCormick Place Expansion; Insured: Natl-Re)	AA-/NR	7,090,000	7,053,912

Metropolitan Pier & Exposition Authority, 0% due 6/15/2016 (McCormick Place Expansion; Insured: Natl-Re) (ETM)	AA-/NR	3,475,000	3,467,980

Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2020 (McCormick Place Expansion)	BBB+/NR	4,000,000	4,492,480

Railsplitter Tobacco Settlement Authority, 5.00% due 6/1/2019	A/NR	22,000,000	24,417,580

Railsplitter Tobacco Settlement Authority, 5.125% due 6/1/2019	A/NR	6,780,000	7,553,123

School District No. 122 GO, 0% due 1/1/2016 (Winnebago County-Harlem-Loves Park; Insured: AGM)	NR/A2	2,000,000	2,000,000

School District No. 97 GO, 9.00% due 12/1/2018 (Village of Oak Park; Insured: Natl-Re)	NR/Aa2	4,000,000	4,836,880

Southwestern Illinois Development Authority, 5.125% due 8/15/2016 (Anderson Hospital)	BBB+/Baa3	320,000	327,152

State of Illinois, 5.00% due 6/15/2016 (Build Illinois Bond Retirement & Interest Fund)	AAA/NR	3,500,000	3,573,465

Town of Cicero Cook County GO, 5.00% due 1/1/2019 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	2,000,000	2,184,860

Town of Cicero Cook County GO, 5.00% due 12/1/2019 (Economic Redevelopment)	A+/NR	1,070,000	1,182,874

Town of Cicero Cook County GO, 5.00% due 1/1/2020 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	1,450,000	1,619,984

Town of Cicero Cook County GO, 5.00% due 1/1/2021 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	1,250,000	1,420,575

Town of Cicero GO, 5.00% due 1/1/2018 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	2,375,000	2,534,291

University of Illinois Board of Trustees COP, 5.00% due 10/1/2019 (Insured: AGM)	AA/Aa3	2,000,000	2,136,080

Village of Downers Grove GO, 3.00% due 1/1/2017	AAA/NR	970,000	988,576

Village of Melrose Park, 5.20% due 7/1/2018 (Insured: Natl-Re)	AA-/A3	1,190,000	1,216,442

Village of Tinley Park GO, 4.00% due 12/1/2022	AA+/NR	625,000	704,819

Will & Kendall Counties Plainfield Community Consolidated School District 202 GO, 5.00% due 1/1/2023 (Capital Improvements; Insured: BAM)	AA/Aa3	8,050,000	9,533,615

Will & Kendall Counties Plainfield Community Consolidated School District 202 GO, 5.00% due 1/1/2024 (Capital Improvements; Insured: BAM)	AA/Aa3	4,580,000	5,456,795

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Will & Kendall Counties Plainfield Community Consolidated School District 202 GO, 5.00% due 1/1/2025 (Capital Improvements; Insured: BAM)	AA/Aa3	8,495,000	10,219,910

Will County Valley View Community Unit School District No. 365 GO, 0% due 11/1/2018 (Insured: AGM)	AA/Aa2	3,370,000	3,200,152

Indiana — 3.26%

Allen County Jail Building Corp., 5.00% due 10/1/2016 (Insured: Syncora)	NR/Aa2	1,520,000	1,537,845

Avon Community School Building Corp., 5.00% due 7/15/2017 (Insured: AMBAC) (State Aid Withholding)	AA+/NR	2,500,000	2,659,175

Board of Trustees for the Vincennes University, 4.00% due 6/1/2018	NR/Aa3	1,000,000	1,066,030

Board of Trustees for the Vincennes University, 5.00% due 6/1/2020	NR/Aa3	1,000,000	1,147,830

City of Carmel Redevelopment Authority, 5.00% due 8/1/2021 (Road and Intersection Improvements)	AA+/NR	2,405,000	2,818,203

City of Carmel Redevelopment Authority, 5.00% due 8/1/2022 (Road and Intersection Improvements)	AA+/NR	2,510,000	2,985,796

City of Carmel Redevelopment District COP, 5.75% due 7/15/2022 (CFP Energy Center, LLC Installment Purchase Agreement)	NR/NR	3,175,000	3,567,652

City of Fort Wayne, 2.00% due 12/1/2016 (Waterworks Utility Improvements)	NR/Aa3	1,160,000	1,173,502

City of Fort Wayne, 2.00% due 12/1/2017 (Waterworks Utility Improvements)	NR/Aa3	1,175,000	1,194,023

City of Whiting, 5.00% due 1/1/2016 (BP Products North America, Inc.)	A/A2	5,375,000	5,375,000

Clay Multiple School Building Corp., 5.00% due 7/15/2016 (State Aid Withholding)	AA+/NR	1,295,000	1,324,086

Clay Multiple School Building Corp., 5.00% due 1/15/2017 (State Aid Withholding)	AA+/NR	1,000,000	1,042,210

Crown Point Multi-School Building Corp., 0% due 1/15/2016 (Crown Point Community School Corp.; Insured: Natl-Re) (State Aid Withholding)	AA+/A3	5,685,000	5,684,488

Duneland School Building Corp., 0% due 2/1/2020 (State Aid Withholding)	A/NR	2,970,000	2,691,681

Duneland School Building Corp., 0% due 8/1/2020 (State Aid Withholding)	A/NR	3,470,000	3,103,672

Duneland School Building Corp., 0% due 2/1/2021 (State Aid Withholding)	A/NR	2,770,000	2,442,448

Duneland School Building Corp., 0% due 8/1/2021 (State Aid Withholding)	A/NR	3,270,000	2,837,706

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 7/15/2021 (Educational Facilities; Insured: State Intercept)	AA+/NR	1,230,000	1,445,139

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 7/15/2022 (Educational Facilities; Insured: State Intercept)	AA+/NR	885,000	1,052,238

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 7/15/2023 (Educational Facilities; Insured: State Intercept)	AA+/NR	570,000	683,624

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 1/15/2024 (Educational Facilities; Insured: State Intercept)	AA+/NR	525,000	632,583

Indiana Bond Bank, 5.25% due 10/15/2016 (Special Gas Program)	NR/A3	1,545,000	1,599,183

Indiana Bond Bank, 5.00% due 10/15/2017 (Special Gas Program)	NR/A3	5,000,000	5,335,200

Indiana Bond Bank, 5.00% due 8/1/2021 (Columbus Learning Center)	AA/NR	1,300,000	1,513,265

Indiana Finance Authority, 4.90% due 1/1/2016 (Indiana Power & Light Co.)	BBB+/A2	11,650,000	11,650,000

Indiana Finance Authority, 5.00% due 5/1/2016 (Parkview Health Systems)	A+/A1	3,090,000	3,136,566

Indiana Finance Authority, 5.00% due 7/1/2016 (Forensic & Health Science; Insured: Natl-Re) (ETM)	AA+/Aa1	1,030,000	1,053,587

Indiana Finance Authority, 5.00% due 9/15/2016 (Marian University Health Sciences)	BBB-/NR	1,500,000	1,519,875

Indiana Finance Authority, 5.00% due 5/1/2017 (Parkview Health Systems)	A+/A1	1,000,000	1,050,330

Indiana Finance Authority, 5.00% due 9/15/2017 (Marian University Health Sciences)	BBB-/NR	1,940,000	1,998,394

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Indiana Finance Authority, 4.00% due 5/1/2018 (Community Health Network)	A/A2	2,820,000	2,996,194

Indiana Finance Authority, 5.25% due 7/1/2018 (Wabash Correctional Facilities)	AA+/Aa1	1,000,000	1,101,800

Indiana Finance Authority, 5.25% due 7/1/2018 (Rockville Correctional Facilities) (ETM)	AA+/Aa1	2,150,000	2,373,923

Indiana Finance Authority, 5.00% due 9/15/2018 (Marian University Health Sciences)	BBB-/NR	1,790,000	1,866,165

Indiana Finance Authority, 5.00% due 11/1/2018 (Indianapolis Airport)	AA+/Aa2	2,750,000	3,035,285

Indiana Finance Authority, 5.00% due 11/1/2018 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	1,250,000	1,380,413

Indiana Finance Authority, 5.00% due 5/1/2019 (Community Health Network)	A/A2	1,790,000	1,987,365

Indiana Finance Authority, 5.00% due 9/15/2019 (Marian University Health Sciences)	BBB-/NR	1,250,000	1,315,900

Indiana Finance Authority, 5.00% due 3/1/2020 (Indiana University Health System)	AA-/Aa3	5,000,000	5,742,450

Indiana Finance Authority, 5.00% due 5/1/2020 (Community Health Network)	A/A2	860,000	976,650

Indiana Finance Authority, 5.00% due 9/15/2020 (Marian University Health Sciences)	BBB-/NR	2,245,000	2,378,824

Indiana Finance Authority, 5.00% due 3/1/2021 (Indiana University Health System)	AA-/Aa3	9,880,000	11,562,762

Indiana Finance Authority, 5.00% due 5/1/2021 (Community Health Network)	A/A2	2,250,000	2,601,360

Indiana Finance Authority, 5.00% due 9/15/2021 (Marian University Health Sciences)	BBB-/NR	2,320,000	2,466,369

Indiana Finance Authority, 5.00% due 10/1/2021 (CWA Authority, Inc. Wastewater System Project)	AA/NR	500,000	591,135

Indiana Finance Authority, 5.00% due 3/1/2022 (Indiana University Health System)	AA-/Aa3	3,240,000	3,760,052

Indiana Finance Authority, 5.00% due 5/1/2022 (Parkview Regional Medical Center)	A+/A1	1,135,000	1,337,098

Indiana Finance Authority, 5.00% due 5/1/2022 (Community Health Network)	A/A2	1,230,000	1,438,633

Indiana Finance Authority, 5.00% due 10/1/2023 (CWA Authority, Inc. Wastewater System Project)	AA/NR	1,000,000	1,210,360

Indiana Finance Authority, 5.00% due 10/1/2024 (CWA Authority, Inc. Wastewater System Project)	AA/NR	500,000	611,190

Indiana Finance Authority, 0.01% due 2/1/2037 put 1/4/2016 (Stadium Project; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	48,810,000	48,810,000

Indiana Finance Authority, 0.01% due 2/1/2037 put 1/4/2016 (Stadium Project; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	23,090,000	23,090,000

Indiana HFFA, 5.00% due 10/1/2027 put 6/1/2017 (Ascension Health)	NR/Aa3	7,100,000	7,515,705

Indianapolis Public Schools Multi-School Building Corp., 5.00% due 7/15/2016 (Insured: Natl-Re)	AA/A3	5,000,000	5,125,400

Knox Middle School Building Corp., 0% due 1/15/2020 (Insured: Natl-Re) (State Aid Withholding)	AA-/A3	1,295,000	1,175,018

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,000,000	1,075,730

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,680,000	1,887,094

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,345,000	1,466,642

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,170,000	1,342,891

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,250,000	1,379,063

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,250,000	1,462,475

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,455,000	1,617,363

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,000,000	1,187,620

Metropolitan School District of Pike Township GO, 3.00% due 1/15/2017 (College Park Ancillary Rooms) (State Aid Withholding)	AA+/NR	2,115,000	2,165,866

Noblesville Redevelopment Authority, 5.00% due 8/1/2016 (146th Street Extension A) (ETM)	AA/NR	1,660,000	1,683,572

Perry Township Multischool Building Corp., 4.00% due 1/15/2018 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,058,770

Perry Township Multischool Building Corp., 3.00% due 1/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,048,970

Perry Township Multischool Building Corp., 4.00% due 7/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,089,340

Perry Township Multischool Building Corp., 5.00% due 7/10/2020 (Educational Facilities) (State Aid Withholding)	AA+/NR	2,090,000	2,395,203

Perry Township Multischool Building Corp., 5.00% due 7/10/2021 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,171,440

Pike Township Multischool Building Corp., 4.00% due 1/15/2017 (Metropolitan School District of Pike Township) (State Aid Withholding)	AA+/NR	1,080,000	1,117,130

South Bend Community School Building Corp., 5.00% due 7/15/2016 (Insured: Natl-Re) (State Aid Withholding)	AA+/A3	1,785,000	1,829,179

Whitko High School Building Corp., 3.00% due 7/15/2016 (School Corp. Capital Improvements) (State Aid Withholding)	NR/NR	645,000	653,604

Whitko High School Building Corp., 4.00% due 7/15/2018 (School Corp. Capital Improvements) (State Aid Withholding)	NR/NR	1,025,000	1,095,038

Zionsville Community Schools Building Corp., 5.00% due 7/15/2019 (Insured: AGM) (State Aid Withholding)	AA/A2	1,100,000	1,244,562

Iowa — 0.41%

Des Moines Independent Community School District, 4.00% due 6/1/2019 (School Infrastructure; Insured: AGM)	AA/A2	3,870,000	4,205,645

Des Moines Independent Community School District, 4.00% due 6/1/2020 (School Infrastructure; Insured: AGM)	AA/A2	3,990,000	4,398,097

Des Moines Independent Community School District, 4.00% due 6/1/2021 (School Infrastructure; Insured: AGM)	AA/A2	4,125,000	4,535,974

Des Moines Independent Community School District, 4.00% due 6/1/2022 (School Infrastructure; Insured: AGM)	AA/A2	2,140,000	2,346,403

Iowa Finance Authority, 5.00% due 2/15/2016 (Iowa Health System; Insured: AGM)	NR/Aa3	1,600,000	1,608,864

Iowa Finance Authority, 5.00% due 8/15/2016 (Iowa Health System; Insured: AGM)	NR/Aa3	1,500,000	1,540,260

Iowa Finance Authority, 5.00% due 2/15/2017 (Iowa Health System; Insured: AGM)	NR/Aa3	1,600,000	1,671,184

Iowa Finance Authority, 5.00% due 8/15/2017 (Iowa Health System; Insured: AGM)	NR/Aa3	990,000	1,052,321

Iowa Finance Authority, 5.00% due 2/15/2018 (Iowa Health System; Insured: AGM)	NR/Aa3	1,405,000	1,516,529

Iowa Finance Authority, 5.00% due 7/1/2022 (Genesis Health System)	NR/A1	1,735,000	2,034,652

Iowa Finance Authority, 5.00% due 7/1/2023 (Genesis Health System)	NR/A1	2,000,000	2,370,840

Iowa Finance Authority, 5.00% due 7/1/2024 (Genesis Health System)	NR/A1	2,350,000	2,754,787

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Kansas — 0.89%

Johnson County USD No. 512 GO, 4.00% due 10/1/2016 (Shawnee Mission School District)	NR/Aaa	6,455,000	6,628,059

Johnson County USD No. 512 GO, 4.00% due 10/1/2017 (Shawnee Mission School District)	NR/Aaa	6,700,000	7,066,959

Kansas DFA, 5.00% due 4/1/2020 (National Bio and Agro-Defense Facility)	AA-/Aa3	6,980,000	7,972,067

Kansas DFA, 5.00% due 12/1/2020 (New Jobs Training; Insured: BAM)	AA/NR	1,500,000	1,691,670

Kansas DFA, 5.00% due 4/1/2021 (National Bio and Agro-Defense Facility)	AA-/Aa3	5,075,000	5,915,471

Kansas DFA, 5.00% due 4/1/2022 (National Bio and Agro-Defense Facility)	AA-/Aa3	2,730,000	3,232,265

Kansas DFA, 5.00% due 4/1/2023 (National Bio and Agro-Defense Facility)	AA-/Aa3	8,110,000	9,695,992

Kansas DFA, 5.00% due 4/1/2024 (National Bio and Agro-Defense Facility)	AA-/Aa3	9,275,000	11,105,885

Kansas DFA, 5.00% due 4/1/2025 (National Bio and Agro-Defense Facility)	AA-/Aa3	6,895,000	8,203,809

Wyandotte County-Kansas City Unified Government, 5.00% due 9/1/2022 (Utility Systems Improvement)	A+/A3	2,000,000	2,393,820

Wyandotte County-Kansas City Unified Government, 5.00% due 9/1/2023 (Utility Systems Improvement)	A+/A3	1,000,000	1,208,270

Wyandotte County-Kansas City Unified Government, 5.00% due 9/1/2024 (Utility Systems Improvement)	A+/A3	600,000	732,936

Kentucky — 0.38%

Jefferson County School District Finance Corp., 5.25% due 1/1/2016 (Insured: AGM)	AA/Aa2	2,145,000	2,145,000

Kentucky Economic DFA, 0% due 10/1/2019 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	5,000,000	4,549,250

Kentucky Economic DFA, 0% due 10/1/2020 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	9,600,000	8,517,408

Kentucky Economic DFA, 0% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	2,885,000	2,481,504

Kentucky Economic DFA, 0% due 10/1/2023 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	4,195,000	3,335,571

Lexington-Fayette Urban County Government Public Facilities Corp., 5.00% due 6/1/2022 (Eastern State Hospital)	A/Aa3	6,165,000	7,204,542

Louisiana — 2.73%

City of Bossier, 4.00% due 12/1/2018 (Public Improvements; Insured: AGM)	AA/Aa3	2,020,000	2,177,075

City of Bossier, 4.50% due 12/1/2021 (Public Improvements; Insured: AGM)	AA/Aa3	2,240,000	2,586,125

City of Lafayette, 4.00% due 11/1/2016 (Utilities System Improvements)	AA-/A1	1,395,000	1,435,329

City of Lafayette, 5.00% due 11/1/2019 (Utilities System Improvements)	AA-/A1	1,000,000	1,136,140

City of New Orleans GO, 5.00% due 10/1/2016 (Audubon Park Aquarium)	A/NR	2,380,000	2,450,734

City of New Orleans GO, 4.00% due 12/1/2016 (Public Improvements)	A+/A3	3,000,000	3,088,260

City of New Orleans GO, 4.00% due 12/1/2017 (Public Improvements)	A+/A3	750,000	790,763

City of New Orleans GO, 4.00% due 10/1/2018 (Audubon Park Aquarium; Insured: AGM)	AA/NR	1,110,000	1,175,512

City of New Orleans GO, 4.00% due 12/1/2018 (Public Improvements)	A+/A3	700,000	751,723

City of New Orleans GO, 4.00% due 12/1/2019 (Public Improvements)	A+/A3	750,000	819,105

City of New Orleans GO, 5.00% due 12/1/2019 (Public Improvements; Insured: AGM)	A+/A3	3,080,000	3,480,338

City of New Orleans GO, 5.00% due 12/1/2020 (Public Improvements; Insured: AGM)	A+/A3	3,250,000	3,740,913

City of New Orleans GO, 5.00% due 12/1/2020 (Public Improvements)	A+/A3	1,315,000	1,513,631

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of New Orleans GO, 5.00% due 12/1/2021 (Public Improvements; Insured: AGM)	A+/A3	5,700,000	6,653,040

City of New Orleans GO, 5.00% due 12/1/2021 (Public Improvements)	A+/A3	1,200,000	1,400,640

City of Shreveport, 5.00% due 12/1/2020 (Water and Sewer System; Insured: BAM)	AA/A3	7,770,000	8,954,847

City of Shreveport, 5.00% due 12/1/2021 (Water and Sewer System; Insured: BAM)	AA/A3	8,185,000	9,583,407

City of Shreveport, 5.00% due 12/1/2022 (Water and Sewer System; Insured: BAM)	AA/A3	6,460,000	7,648,963

City of Shreveport, 5.00% due 12/1/2023 (Water and Sewer System; Insured: BAM)	AA/A3	4,245,000	5,073,497

City of Shreveport, 5.00% due 12/1/2024 (Water and Sewer System; Insured: BAM)	AA/A3	4,490,000	5,393,343

Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2021 (Roads, Bridges & Drainage Works)	A/NR	1,990,000	2,173,359

Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2022 (Roads, Bridges & Drainage Works)	A/NR	1,545,000	1,694,154

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2023 (Wastewater System Improvements)	AA-/Aa3	450,000	542,331

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2024 (Wastewater System Improvements)	AA-/Aa3	1,000,000	1,217,920

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2025 (Wastewater System Improvements)	AA-/Aa3	700,000	859,957

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2020 (Convention Center)	NR/A1	1,000,000	1,149,700

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2021 (Convention Center)	NR/A1	780,000	914,870

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2022 (Convention Center)	NR/A1	1,000,000	1,191,680

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2023 (Convention Center)	NR/A1	1,000,000	1,178,700

Jefferson Sales Tax District Parish of Jefferson, 5.00% due 12/1/2018 (Sewerage Capital Project; Insured: AGM)	AA/A2	2,000,000	2,219,900

Louisiana Energy & Power Authority, 5.00% due 1/1/2020 (Rodemacher Unit No. 2 Power)	A-/Baa1	1,000,000	1,133,310

Louisiana Energy & Power Authority, 5.00% due 1/1/2021 (Rodemacher Unit No. 2 Power)	A-/Baa1	1,000,000	1,157,020

Louisiana Energy & Power Authority, 5.00% due 6/1/2022 (LEPA Unit No. 1 Power; Insured: AGM)	AA/A2	1,000,000	1,198,020

Louisiana Energy & Power Authority, 5.00% due 1/1/2023 (Rodemacher Unit No. 2 Power)	A-/Baa1	1,415,000	1,672,756

Louisiana Energy & Power Authority, 5.00% due 6/1/2023 (LEPA Unit No. 1 Power; Insured: AGM)	AA/A2	750,000	909,315

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2016 (Independence Stadium)	A/NR	1,000,000	1,007,070

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2016 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,021,200

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2017 (Independence Stadium)	A/NR	1,265,000	1,316,511

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2017 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,041,850

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2018 (Independence Stadium)	A/NR	1,000,000	1,070,190

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2018 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,074,190

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2018 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	2,655,000	2,853,541

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2019 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,092,500

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2019 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	1,310,000	1,433,756

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 12/1/2020 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	1,200,000	1,393,428

Louisiana Offshore Terminal Authority, 5.00% due 10/1/2018 (Deepwater Oil Port-Loop LLC)	BBB/NR	22,140,000	24,025,664

Louisiana Offshore Terminal Authority, 2.20% due 10/1/2040 put 10/1/2017 (Deepwater Oil Port-Loop LLC)	BBB/NR	6,000,000	6,076,320

Louisiana Public Facilities Authority, 5.00% due 5/15/2016 (Ochsner Clinic Foundation) (ETM)	NR/NR	275,000	279,782

Louisiana Public Facilities Authority, 5.00% due 5/15/2016 (Ochsner Clinic Foundation)	NR/Baa1	725,000	735,824

Louisiana Public Facilities Authority, 5.00% due 5/15/2017 (Ochsner Clinic Foundation) (ETM)	NR/NR	285,000	301,598

Louisiana Public Facilities Authority, 5.00% due 5/15/2017 (Ochsner Clinic Foundation)	NR/Baa1	750,000	787,275

Louisiana Public Facilities Authority, 5.00% due 5/15/2018 pre-refunded 5/15/2017 (Ochsner Clinic Foundation)	NR/NR	550,000	581,878

Louisiana Public Facilities Authority, 5.00% due 5/15/2018 (Ochsner Clinic Foundation)	NR/Baa1	1,450,000	1,525,777

Louisiana Public Facilities Authority, 5.00% due 6/1/2022 (Hurricane Recovery Program)	NR/Aa3	2,945,000	3,488,382

Louisiana Public Facilities Authority, 5.00% due 6/1/2023 (Hurricane Recovery Program)	NR/Aa3	5,000,000	5,979,650

Louisiana State Office Facilities Corp., 5.00% due 5/1/2016 (State Capitol)	NR/Aa3	1,000,000	1,015,250

Louisiana State Office Facilities Corp., 5.00% due 5/1/2018 (State Capitol)	NR/Aa3	2,500,000	2,717,725

Louisiana State Office Facilities Corp., 5.00% due 5/1/2021 (State Capitol)	NR/Aa3	4,595,000	5,210,087

Parish of LaFourche, 5.00% due 1/1/2019 (Roads, Highways & Bridges)	AA-/NR	595,000	659,754

Parish of LaFourche, 5.00% due 1/1/2022 (Roads, Highways & Bridges)	AA-/NR	415,000	489,173

Parish of LaFourche, 5.00% due 1/1/2023 (Roads, Highways & Bridges)	AA-/NR	515,000	613,973

Parish of Orleans School District GO, 5.00% due 9/1/2016 (Insured: AGM)	AA/Aa3	4,500,000	4,624,605

Parish of Orleans School District GO, 5.00% due 9/1/2018 (Insured: AGM)	AA/Aa3	4,800,000	5,238,720

Parish of Orleans School District GO, 5.00% due 9/1/2020 (Insured: AGM)	AA/Aa3	3,840,000	4,378,906

Parish of Plaquemines Law Enforcement District GO, 5.00% due 9/1/2019	A+/NR	1,005,000	1,150,001

Parish of Plaquemines Law Enforcement District GO, 5.00% due 9/1/2021	A+/NR	1,115,000	1,269,684

Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	14,195,000	15,250,114

Parish of St. Tammany Sales Tax District No. 3, 5.00% due 6/1/2017 pre-refunded 6/1/2016 (Public Works, Improvements and Facilities; Insured: CIFG)	AA/NR	1,405,000	1,446,391

Parish of Terrebonne Hospital Service District No. 1, 4.00% due 4/1/2017 (Terrebonne General Medical Center)	A+/A2	1,000,000	1,029,130

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2018 (Terrebonne General Medical Center)	A+/A2	1,000,000	1,067,830

Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2019 (Terrebonne General Medical Center)	A+/A2	1,810,000	1,971,343

Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2021 (Terrebonne General Medical Center)	A+/A2	2,320,000	2,612,529

Regional Transit Authority, 5.00% due 12/1/2017 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	755,000	810,032

Regional Transit Authority, 5.00% due 12/1/2019 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,000,000	1,132,360

Regional Transit Authority, 5.00% due 12/1/2021 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,000,000	1,145,890

Regional Transit Authority, 5.00% due 12/1/2022 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,110,000	1,267,309

Maine — 0.08%

Maine Governmental Facilities Authority, 5.00% due 10/1/2020 (Augusta & Machias Courthouses)	AA-/Aa3	1,245,000	1,436,294

Maine Governmental Facilities Authority, 5.00% due 10/1/2021 (Augusta & Machias Courthouses)	AA-/Aa3	1,315,000	1,552,318

Maine Governmental Facilities Authority, 5.00% due 10/1/2022 (Augusta & Machias Courthouses)	AA-/Aa3	1,175,000	1,407,791

Maine Governmental Facilities Authority, 5.00% due 10/1/2023 (Augusta & Machias Courthouses)	AA-/Aa3	1,445,000	1,746,673

Maryland — 0.63%

County of Montgomery GO, 0.01% due 6/1/2026 put 1/4/2016 (Consolidated Public Improvements; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	9,885,000	9,885,000

County of Montgomery GO, 0.01% due 6/1/2026 put 1/4/2016 (Consolidated Public Improvements; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	3,880,000	3,880,000

Maryland Economic Development Corp., 5.00% due 6/1/2021 (Public Health Laboratory)	AA+/Aa1	8,725,000	10,312,601

Maryland Economic Development Corp., 4.00% due 6/1/2022 (Public Health Laboratory)	AA+/Aa1	8,245,000	9,196,308

Prince George’s County GO, 5.00% due 9/15/2017 (Consolidated Public Improvements)	AAA/Aaa	12,340,000	13,226,629

Massachusetts — 1.00%

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2017	A/NR	2,540,000	2,691,663

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2018	A/NR	2,825,000	3,080,549

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2019	A/NR	2,765,000	3,096,800

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2020	A/NR	2,965,000	3,391,278

Commonwealth of Massachusetts, 5.00% due 6/15/2016 (Accelerated Bridge Program)	AAA/Aa1	6,390,000	6,527,321

Massachusetts Bay Transportation Authority, 0.01% due 7/1/2026 put 1/4/2016 (Capital Investment Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	500,000	500,000

Massachusetts Development Finance Agency, 3.00% due 7/1/2018 (Mount Auburn Hospital Health Records System)	A-/A3	1,000,000	1,039,670

Massachusetts Development Finance Agency, 5.00% due 7/1/2022 (Mount Auburn Hospital Health Records System)	A-/A3	2,750,000	3,215,850

Massachusetts Development Finance Agency, 5.00% due 7/1/2023 (Mount Auburn Hospital Health Records System)	A-/A3	4,000,000	4,711,520

Massachusetts Development Finance Agency, 5.25% due 10/1/2023 (Simmons College)	BBB+/Baa1	595,000	700,095

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Massachusetts Development Finance Agency, 5.00% due 7/1/2024 (Mount Auburn Hospital Health Records System)	A-/A3	6,050,000	7,161,143

Massachusetts Development Finance Agency, 5.00% due 7/1/2025 (Mount Auburn Hospital Health Records System)	A-/A3	2,465,000	2,927,089

Massachusetts Development Finance Agency, 5.75% due 12/1/2042 pre-refunded 5/1/2019 (Dominion Energy Brayton Point Station Units 1 and 2)	BBB+/Baa2	2,000,000	2,304,480

Massachusetts Educational Financing Authority, 5.25% due 1/1/2016	AAA/NR	2,450,000	2,450,000

Massachusetts Educational Financing Authority, 5.50% due 1/1/2017	AA/NR	1,800,000	1,881,684

Massachusetts Educational Financing Authority, 5.50% due 1/1/2018	AA/NR	11,170,000	12,097,892

Massachusetts Educational Financing Authority, 5.75% due 1/1/2020	AA/NR	7,500,000	8,622,750

Massachusetts Health & Educational Facilities Authority, 5.00% due 7/1/2018 (UMass Memorial Health Care)	BBB+/Ba1	4,290,000	4,569,837

Massachusetts Health & Educational Facilities Authority, 5.00% due 10/1/2019 (Berkshire Health Systems; Insured: AGM)	AA/A3	1,750,000	1,756,020

Massachusetts Health & Educational Facilities Authority, 0.01% due 7/1/2027 put 1/8/2016 (Partners HealthCare System; SPA: JPMorgan Chase Bank, N.A.) (weekly demand notes)	AA/Aa3	500,000	500,000

Michigan — 3.12%

Board of Governors of Wayne State University, 5.00% due 11/15/2022 (Educational Facilities and Equipment)	AA-/Aa3	425,000	505,997

Board of Governors of Wayne State University, 5.00% due 11/15/2023 (Educational Facilities and Equipment)	AA-/Aa3	305,000	366,784

Board of Governors of Wayne State University, 5.00% due 11/15/2024 (Educational Facilities and Equipment)	AA-/Aa3	515,000	622,506

Board of Governors of Wayne State University, 5.00% due 11/15/2025 (Educational Facilities and Equipment)	AA-/Aa3	625,000	748,288

Byron Center Michigan Public Schools, 4.00% due 5/1/2017 (Insured: AGM/Q-SBLF)	AA/NR	1,305,000	1,359,144

Byron Center Michigan Public Schools, 4.00% due 5/1/2018 (Insured: AGM/Q-SBLF)	AA/NR	1,935,000	2,061,762

Byron Center Michigan Public Schools, 4.00% due 5/1/2020 (Insured: AGM/Q-SBLF)	AA/NR	1,000,000	1,105,980

City of Battle Creek County of Calhoun GO, 5.00% due 5/1/2020 (Downtown Development; Insured: AMBAC)	AA/A1	3,200,000	3,461,792

City of Grand Haven, 5.50% due 7/1/2016 (Electric System; Insured: Natl-Re)	AA-/A3	3,890,000	3,961,926

County of Genesee GO, 3.00% due 11/1/2016 (Water Supply System; Insured: BAM)	AA/A2	615,000	625,603

County of Genesee GO, 5.00% due 11/1/2022 (Water Supply System; Insured: BAM)	AA/A2	600,000	700,356

Kalamazoo Hospital Finance Authority, 4.00% due 5/15/2016 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,850,000	1,870,886

Kalamazoo Hospital Finance Authority, 4.50% due 5/15/2017 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,830,000	1,912,405

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA/A2	1,520,000	1,644,275

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA/A2	2,500,000	2,704,400

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2020 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,735,000	1,974,395

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2021 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	2,350,000	2,662,597

Livingston County GO, 4.00% due 5/1/2018 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,065,420

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Livingston County GO, 4.00% due 5/1/2020 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,103,610

Livingston County GO, 4.00% due 5/1/2021 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,118,430

Livonia Public Schools School District GO, 4.00% due 5/1/2020 (School Building & Site)	A/A2	800,000	867,016

Livonia Public Schools School District GO, 5.00% due 5/1/2021 (School Building & Site)	A/A2	900,000	1,037,421

Michigan Finance Authority, 4.00% due 8/1/2018 (Beaumont Health Credit Group)	A/A1	500,000	534,245

Michigan Finance Authority, 5.00% due 8/1/2019 (Ypsilanti Community Schools)	A+/NR	1,150,000	1,272,337

Michigan Finance Authority, 5.00% due 8/1/2020 (Ypsilanti Community Schools)	A+/NR	1,220,000	1,374,757

Michigan Finance Authority, 5.00% due 8/1/2021 (Ypsilanti Community Schools)	A+/NR	1,295,000	1,481,584

Michigan Finance Authority, 5.00% due 8/1/2022 (Ypsilanti Community Schools)	A+/NR	1,375,000	1,593,157

Michigan Finance Authority, 5.00% due 12/1/2022 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,199,240

Michigan Finance Authority, 5.00% due 8/1/2023 (Beaumont Health Credit Group)	A/A1	3,800,000	4,494,944

Michigan Finance Authority, 5.00% due 12/1/2023 (Trinity Health Credit Group)	AA-/Aa3	2,500,000	3,036,675

Michigan Finance Authority, 5.00% due 8/1/2024 (Beaumont Health Credit Group)	A/A1	7,000,000	8,358,070

Michigan Finance Authority, 5.00% due 12/1/2024 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,227,000

Michigan Finance Authority, 5.00% due 8/1/2025 (Beaumont Health Credit Group)	A/A1	8,000,000	9,474,640

Michigan Municipal Bond Authority, 5.00% due 10/1/2020 (Clean Water Fund)	AAA/Aaa	35,000	35,141

Michigan State Building Authority, 5.50% due 10/15/2017 pre-refunded 10/15/2017 (ETM)	NR/NR	525,000	568,402

Michigan State Building Authority, 5.50% due 10/15/2017	A+/Aa2	3,625,000	3,917,827

Michigan State Hospital Finance Authority, 5.00% due 7/15/2016 (Oakwood Hospital)	A/A1	1,205,000	1,231,703

Michigan State Hospital Finance Authority, 5.00% due 11/15/2016 (Ascension Health)	AA+/Aa2	3,330,000	3,458,738

Michigan State Hospital Finance Authority, 5.00% due 11/15/2017 (Sparrow Memorial Hospital)	A+/A1	1,500,000	1,605,990

Michigan State Hospital Finance Authority, 5.50% due 11/15/2017 (Henry Ford Health System)	A-/A3	1,530,000	1,627,231

Michigan State Hospital Finance Authority, 5.00% due 7/15/2018 pre-refunded 7/15/2017 (Oakwood Hospital)	A/A1	1,000,000	1,064,770

Michigan State Hospital Finance Authority, 5.50% due 11/15/2018 (Henry Ford Health System)	A-/A3	3,500,000	3,814,580

Michigan State Hospital Finance Authority, 6.00% due 12/1/2018 (Trinity Health)	AA-/Aa3	2,000,000	2,274,000

Michigan State Hospital Finance Authority, 5.00% due 7/15/2019 pre-refunded 7/15/2017 (Oakwood Hospital)	A/A1	2,000,000	2,129,540

Michigan State Hospital Finance Authority, 5.00% due 10/1/2026 put 6/1/2017 (Ascension Health)	NR/Aa3	12,140,000	12,841,935

Michigan State Housing Development Authority, 5.00% due 4/1/2016 (Multi-Family Mtg Loan Financing)	AA/NR	290,000	293,010

Michigan State Housing Development Authority, 4.00% due 10/1/2016 (Multi-Family Mtg Loan Financing)	AA/NR	1,715,000	1,756,554

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan Strategic Fund, 5.00% due 10/15/2017 (Michigan House of Representatives Facilities; Insured: AGM)	AA/Aa3	2,000,000	2,141,640

Michigan Strategic Fund, 5.25% due 10/15/2019 (Michigan House of Representatives Facilities; Insured: AGM)	AA/Aa3	2,550,000	2,812,981

Michigan Strategic Fund, 5.25% due 10/15/2020 (Michigan House of Representatives Facilities; Insured: AGM)	AA/Aa3	4,025,000	4,433,135

Michigan Strategic Fund, 5.50% due 8/1/2029 put 8/1/2016 (Detroit Edison Co. Exempt Facilities Project)	A/Aa3	5,160,000	5,284,304

Plymouth-Canton Community Schools GO, 4.00% due 5/1/2018 (Insured: Q-SBLF)	NR/Aa1	1,500,000	1,598,130

Plymouth-Canton Community Schools GO, 4.00% due 5/1/2019 (Insured: Q-SBLF)	NR/Aa1	1,000,000	1,084,950

Plymouth-Canton Community Schools GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	NR/Aa1	1,000,000	1,145,390

Royal Oak Hospital Finance Authority, 5.25% due 8/1/2017 (William Beaumont Hospital) (ETM)	NR/A1	5,855,000	6,267,075

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2020 (William Beaumont Hospital)	A/A1	1,200,000	1,374,384

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2021 (William Beaumont Hospital)	A/A1	2,500,000	2,900,800

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2023 (William Beaumont Hospital)	A/A1	1,240,000	1,463,547

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2024 (William Beaumont Hospital)	A/A1	2,000,000	2,361,800

School District of the City of Dearborn GO, 3.00% due 5/1/2019 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	445,000	468,358

School District of the City of Dearborn GO, 4.00% due 5/1/2020 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	350,000	386,264

School District of the City of Dearborn GO, 4.00% due 5/1/2021 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	570,000	637,505

School District of the City of Dearborn GO, 4.00% due 5/1/2022 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	535,000	603,566

School District of the City of Dearborn GO, 4.00% due 5/1/2023 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	625,000	707,444

School District of the City of Detroit GO, 5.00% due 5/1/2020 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa1	2,200,000	2,483,030

School District of the City of Detroit GO, 5.00% due 5/1/2021 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa1	4,000,000	4,584,560

School District of the City of Detroit GO, 5.00% due 5/1/2022 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa1	3,000,000	3,488,940

Sparta Area Schools, Counties of Kent and Ottawa GO, 4.00% due 5/1/2016 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,000,000	1,010,700

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2017 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,085,000	1,141,735

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2018 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,285,000	1,393,917

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2020 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,335,000	1,517,868

St. Johns Public Schools GO, 5.00% due 5/1/2021 (Insured: Natl-Re/FGIC/Q-SBLF)	AA-/Aa2	1,000,000	1,169,250

State Building Authority of the State of Michigan, 5.00% due 10/15/2016 (Higher Education Facilities Program)	A+/Aa2	6,305,000	6,527,377

State Building Authority of the State of Michigan, 5.00% due 10/15/2020 (Higher Education Facilities Program)	A+/Aa2	1,000,000	1,159,100

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State Building Authority of the State of Michigan, 5.00% due 10/15/2021 (Higher Education Facilities Program)	A+/Aa2	1,000,000	1,182,590

State Building Authority of the State of Michigan, 5.00% due 10/15/2022 (Higher Education Facilities Program)	A+/Aa2	3,000,000	3,596,790

State Building Authority of the State of Michigan, 5.00% due 10/15/2023 (Higher Education Facilities Program)	A+/Aa2	7,715,000	9,319,257

Utica Community Schools County of Macomb GO, 4.00% due 5/1/2018 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA-/NR	1,725,000	1,837,849

Utica Community Schools County of Macomb GO, 4.00% due 5/1/2019 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA-/NR	9,925,000	10,768,129

Warren Consolidated School District GO, 4.00% due 5/1/2017 (Insured: Q-SBLF)	AA-/NR	1,035,000	1,075,789

Warren Consolidated School District GO, 5.00% due 5/1/2018 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,085,400

Warren Consolidated School District GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,139,680

Warren Consolidated School District GO, 5.00% due 5/1/2021 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,164,240

Wayne County Airport Authority, 5.00% due 12/1/2017 (Detroit Metropolitan Airport; Insured: Natl-Re)	AA-/A2	1,000,000	1,075,170

Wayne County Airport Authority, 5.00% due 12/1/2017 (Detroit Metropolitan Airport)	A/A2	2,420,000	2,599,516

Wayne County Airport Authority, 5.00% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	12,645,000	14,283,413

Wayne County Airport Authority, 5.50% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	2,600,000	2,986,074

Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	4,395,000	5,132,701

Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	3,115,000	3,637,853

Western Townships Utilities Authority GO, 5.00% due 1/1/2016 (Sewage Disposal System)	AA/NR	1,670,000	1,670,000

Western Townships Utilities Authority GO, 5.00% due 1/1/2017 (Sewage Disposal System)	AA/NR	1,500,000	1,562,010

Western Townships Utilities Authority GO, 5.00% due 1/1/2018 (Sewage Disposal System)	AA/NR	1,500,000	1,613,865

Minnesota — 1.63%

Cities of Minneapolis-St. Paul Metropolitan Airports Commission, 5.00% due 1/1/2017 (Insured: AMBAC)	AA-/NR	8,005,000	8,358,901

City of St. Cloud, 5.00% due 5/1/2016 (CentraCare Health System)	NR/A1	1,250,000	1,268,637

City of St. Cloud, 5.00% due 5/1/2017 (CentraCare Health System)	NR/A1	2,920,000	3,080,162

City of St. Cloud, 5.00% due 5/1/2017 (CentraCare Health System)	NR/A1	1,000,000	1,054,850

City of St. Cloud, 5.00% due 5/1/2018 (CentraCare Health System)	NR/A1	3,105,000	3,375,663

City of St. Cloud, 5.00% due 5/1/2019 (CentraCare Health System)	NR/A1	3,495,000	3,898,463

City of St. Cloud, 5.00% due 5/1/2020 (CentraCare Health System)	NR/A1	3,310,000	3,791,770

City of St. Paul Housing & Redevelopment Authority, 5.00% due 2/1/2018 (Gillette Children’s Specialty Healthcare Project)	A-/NR	1,255,000	1,333,764

City of St. Paul Housing & Redevelopment Authority, 5.25% due 2/1/2020 (Gillette Children’s Specialty Healthcare Project)	A-/NR	2,010,000	2,199,985

City of St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2021 pre-refunded 11/15/2016 (Regions Hospital)	A/Aaa	1,070,000	1,114,491

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of St. Paul Housing & Redevelopment Authority, 0.01% due 11/15/2035 put 1/4/2016 (Allina Health System; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA-/Aa2	42,865,000	42,865,000

County of Clay GO, 3.00% due 4/1/2018 (State-Aid Road Improvements)	AA/NR	1,225,000	1,281,044

Le Sueur-Henderson ISD No. 2397 GO, 3.00% due 4/1/2021 (Minnesota School District Credit Enhancement Program)	AA+/NR	1,125,000	1,207,395

Minnesota Agricultural & Economic Development Board, 5.00% due 2/15/2017 (Essential Health; Insured: AGM)	AA/NR	2,500,000	2,609,650

Northern Municipal Power Agency, 5.00% due 1/1/2019 (Electric System)	A-/A3	5,000,000	5,547,250

Northern Municipal Power Agency, 5.00% due 1/1/2020 (Electric System)	A-/A3	3,500,000	3,984,085

Port Authority of the City of St. Paul, 5.00% due 12/1/2017 (Minnesota Andersen Office Building)	AA/Aa2	4,945,000	5,323,935

Port Authority of the City of St. Paul, 4.00% due 12/1/2018 (Minnesota Freeman Office Building)	AA/Aa2	3,925,000	4,241,355

Port Authority of the City of St. Paul, 5.00% due 12/1/2019 (Minnesota Freeman Office Building)	AA/Aa2	2,000,000	2,275,340

Port Authority of the City of St. Paul, 5.00% due 12/1/2020 (Minnesota Freeman Office Building)	AA/Aa2	2,675,000	3,116,990

Port Authority of the City of St. Paul, 5.00% due 12/1/2021 (Minnesota Andersen Office Building)	AA/Aa2	965,000	1,144,953

Port Authority of the City of St. Paul, 5.00% due 12/1/2022 (Minnesota Andersen Office Building)	AA/Aa2	1,250,000	1,509,700

St. Paul Housing and Redevelopment Authority, 5.00% due 7/1/2023 (HealthPartners)	A/A2	1,000,000	1,181,640

St. Paul Housing and Redevelopment Authority, 5.00% due 7/1/2024 (HealthPartners)	A/A2	600,000	715,752

St. Paul Housing and Redevelopment Authority, 5.00% due 7/1/2025 (HealthPartners)	A/A2	250,000	300,573

State of Minnesota GO, 5.00% due 8/1/2016	AA+/Aa1	5,000,000	5,135,800

State of Minnesota GO, 5.00% due 10/1/2016 (Various Purpose)	AA+/Aa1	7,500,000	7,757,700

Mississippi — 0.36%

Lamar County School District GO, 3.00% due 6/1/2016 (Educational and Performing Arts Capital Projects)	A/NR	1,800,000	1,818,702

Lamar County School District GO, 3.50% due 6/1/2017 (Educational and Performing Arts Capital Projects)	A/NR	1,700,000	1,759,942

Medical Center Educational Building, 4.00% due 6/1/2016 (University of Mississippi Medical Center)	AA-/Aa2	3,300,000	3,347,025

Mississippi Development Bank, 4.75% due 7/1/2017 (Canton GO Public Improvement Project)	NR/NR	620,000	635,841

Mississippi Development Bank, 5.00% due 8/1/2018 (Department of Corrections)	AA-/NR	4,910,000	5,366,679

Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,707,465

Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,138,310

Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Madison County Highway)	AA-/Aa3	2,000,000	2,327,600

Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Harrison County Highway)	AA-/Aa3	2,500,000	2,909,500

Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,187,480

Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Harrison County Highway)	AA-/Aa3	1,000,000	1,187,480

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Madison County Highway)	AA-/Aa3	1,250,000	1,500,150

Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,800,180

Missouri — 1.17%

Cass County COP, 4.00% due 5/1/2018	A/NR	2,255,000	2,372,959

Cass County COP, 4.50% due 5/1/2019	A/NR	1,270,000	1,375,143

Cass County COP, 5.00% due 5/1/2020	A/NR	2,255,000	2,531,125

Cass County COP, 5.00% due 5/1/2021	A/NR	1,750,000	1,947,628

Jackson County, 4.00% due 12/1/2016 (Parking Facility Projects)	NR/Aa3	500,000	515,355

Jackson County, 4.00% due 12/1/2017 (Parking Facility Projects)	NR/Aa3	500,000	528,565

Jackson County, 4.00% due 12/1/2019 (Parking Facility Projects)	NR/Aa3	500,000	549,235

Jackson County, 4.00% due 12/1/2021 (Parking Facility Projects)	NR/Aa3	1,000,000	1,121,840

Kansas City IDA, 5.00% due 9/1/2018 (Kansas City Redevelopment District) (ETM)	NR/NR	695,000	767,961

Kansas City IDA, 5.00% due 9/1/2018 (Kansas City Redevelopment District)	AA-/A1	1,305,000	1,428,231

Kansas City Municipal Assistance Corp., 5.00% due 4/15/2018 (Bartle Music Hall and Municipal Auditorium Parking Garage; Insured: Natl-Re)	AA/A1	1,000,000	1,083,790

Kansas City Municipal Assistance Corp., 0% due 4/15/2021 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	10,055,000	8,808,984

Kansas City Municipal Assistance Corp., 0% due 4/15/2022 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	5,040,000	4,256,986

Missouri Development Finance Board, 4.00% due 6/1/2016 (City of Independence Electric System Projects)	A/NR	1,560,000	1,581,076

Missouri Development Finance Board, 5.00% due 6/1/2017 (City of Independence Electric System Projects)	A/NR	1,525,000	1,601,982

Missouri Development Finance Board, 5.00% due 6/1/2018 (City of Independence Electric System Projects)	A/NR	1,705,000	1,842,423

Missouri Development Finance Board, 4.00% due 6/1/2019 (City of Independence Electric System Projects)	A/NR	1,000,000	1,070,740

Missouri Development Finance Board, 5.00% due 6/1/2019 (City of Independence Electric System Projects)	A/NR	1,790,000	1,975,623

Missouri Development Finance Board, 4.00% due 6/1/2020 (City of Independence Electric System Projects)	A/NR	1,265,000	1,366,048

Missouri Development Finance Board, 5.00% due 6/1/2020 (City of Independence Electric System Projects)	A/NR	1,000,000	1,121,850

Missouri Development Finance Board, 4.00% due 6/1/2021 (City of Independence Electric System Projects)	A/NR	2,465,000	2,682,512

Missouri Development Finance Board, 4.00% due 6/1/2022 (City of Independence Electric System Projects)	A/NR	3,155,000	3,452,737

Missouri Health and Educational Facilities Authority, 4.00% due 4/1/2016 (Webster University)	NR/A2	1,685,000	1,700,435

Missouri Health and Educational Facilities Authority, 5.00% due 5/15/2017 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,048,020

Missouri Health and Educational Facilities Authority, 5.00% due 5/15/2019 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,099,320

Missouri Health and Educational Facilities Authority, 5.00% due 5/15/2020 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,106,280

Missouri Health and Educational Facilities Authority, 0.01% due 9/1/2030 put 1/4/2016 (Washington University; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	3,300,000	3,300,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Missouri Health and Educational Facilities Authority, 0.01% due 7/1/2032 put 1/4/2016 (St. Louis University; SPA: U.S. Bank, N.A.) (daily demand notes)	NR/A1	2,000,000	2,000,000

Platte County, 4.00% due 4/1/2017 (Community & Resource Centers)	NR/A1	1,500,000	1,551,375

Platte County, 4.00% due 4/1/2018 (Community & Resource Centers)	NR/A1	2,110,000	2,227,210

Platte County, 5.00% due 4/1/2019 (Community & Resource Centers)	NR/A1	2,000,000	2,211,120

Platte County, 5.00% due 4/1/2021 (Community & Resource Centers)	NR/A1	2,440,000	2,808,318

Southeast Missouri State University, 5.00% due 4/1/2016 (City of Cape Girardeau Campus System Facilities)	A/NR	750,000	758,565

Southeast Missouri State University, 5.00% due 4/1/2018 (City of Cape Girardeau Campus System Facilities)	A/NR	1,165,000	1,261,206

Southeast Missouri State University, 5.00% due 4/1/2020 (City of Cape Girardeau Campus System Facilities)	A/NR	2,825,000	3,208,098

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2019 (State Aid Withholding)	AA+/NR	1,615,000	1,758,961

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2020 (State Aid Withholding)	AA+/NR	1,600,000	1,776,816

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2021 (State Aid Withholding)	AA+/NR	2,055,000	2,322,047

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2022 (State Aid Withholding)	AA+/NR	3,300,000	3,758,205

St. Louis Municipal Finance Corp., 5.00% due 2/15/2016 (City Justice Center)	A/A2	2,065,000	2,076,977

St. Louis Municipal Finance Corp., 5.00% due 2/15/2017 (City Justice Center)	A/A2	2,000,000	2,092,500

St. Louis Municipal Finance Corp., 5.00% due 2/15/2018 (City Justice Center)	A/A2	3,865,000	4,168,402

Nebraska — 0.11%

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2022 (Nebraska Methodist Health System)	A-/NR	1,670,000	1,935,998

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2023 (Nebraska Methodist Health System)	A-/NR	1,905,000	2,223,383

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2024 (Nebraska Methodist Health System)	A-/NR	1,400,000	1,638,686

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2025 (Nebraska Methodist Health System)	A-/NR	2,005,000	2,350,080

Nevada — 2.12%

Carson City, 4.00% due 9/1/2016 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,045,000	1,063,152

Carson City, 5.00% due 9/1/2019 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,000,000	1,099,070

Carson City, 5.00% due 9/1/2020 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,000,000	1,119,100

Carson City, 5.00% due 9/1/2022 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	2,450,000	2,801,771

City of Las Vegas COP, 5.00% due 9/1/2016 pre-refunded 9/1/2016 (City Hall)	NR/NR	2,395,000	2,467,808

City of Las Vegas COP, 5.00% due 9/1/2016 (City Hall)	AA-/Aa3	1,605,000	1,648,463

City of Las Vegas COP, 5.00% due 9/1/2017 pre-refunded 9/1/2017 (City Hall)	NR/NR	1,610,000	1,721,509

City of Las Vegas COP, 5.00% due 9/1/2017 (City Hall)	AA-/Aa3	2,690,000	2,848,764

City of Las Vegas COP, 5.00% due 9/1/2018 pre-refunded 9/1/2018 (City Hall)	NR/NR	720,000	795,384

City of Las Vegas COP, 5.00% due 9/1/2018 (City Hall)	AA-/Aa3	3,280,000	3,558,210

City of Las Vegas GO, 7.00% due 4/1/2017 (Performing Arts Center)	AA/Aa2	1,825,000	1,965,434

City of Las Vegas GO, 7.00% due 4/1/2018 (Performing Arts Center)	AA/Aa2	2,095,000	2,369,675

City of Reno, 5.25% due 6/1/2016 (Washoe Medical Center; Insured: AGM)	AA/A2	1,100,000	1,120,504

City of Reno, 5.25% due 6/1/2018 (Washoe Medical Center; Insured: AGM)	AA/A2	1,000,000	1,086,540

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Clark County GO, 5.00% due 11/1/2017 (Southern Nevada Water Authority; Insured: AMBAC)	AA/Aa1	1,310,000	1,360,068

Las Vegas Clark County Library District GO, 5.00% due 1/1/2018	AA/Aa2	6,535,000	7,047,279

Las Vegas Clark County Library District GO, 5.00% due 1/1/2019	AA/Aa2	3,000,000	3,330,240

Las Vegas Valley Water District GO, 5.00% due 6/1/2016	AA+/Aa1	1,000,000	1,019,450

Las Vegas Valley Water District GO, 5.00% due 6/1/2017	AA+/Aa1	1,050,000	1,112,422

Las Vegas Valley Water District GO, 5.00% due 6/1/2019	AA+/Aa1	1,000,000	1,127,480

Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA+/Aa1	4,255,000	4,923,460

Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA+/Aa1	5,080,000	5,878,068

Las Vegas Valley Water District GO, 5.00% due 6/1/2021	AA+/Aa1	5,000,000	5,915,550

Las Vegas Valley Water District GO, 5.00% due 6/1/2023	AA+/Aa1	15,995,000	19,488,468

Las Vegas Valley Water District GO, 5.00% due 6/1/2024	AA+/Aa1	13,825,000	16,965,902

Las Vegas Valley Water District GO, 5.00% due 6/1/2025	AA+/Aa1	7,505,000	9,301,472

Las Vegas Valley Water District GO, 5.00% due 12/1/2025	AA+/Aa1	20,000,000	24,806,200

Las Vegas Valley Water District GO, 5.00% due 6/1/2026	AA+/Aa1	18,630,000	22,932,039

Washoe County GO, 5.00% due 7/1/2021 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	1,700,000	2,006,629

Washoe County GO, 5.00% due 7/1/2022 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	2,500,000	2,935,050

New Hampshire — 0.45%

New Hampshire Health and Education Facilities Authority, 5.00% due 10/1/2016 (Southern New Hampshire Medical Center)	A-/NR	1,260,000	1,295,330

New Hampshire Health and Education Facilities Authority, 5.00% due 10/1/2017 (Southern New Hampshire Medical Center)	A-/NR	1,000,000	1,059,580

New Hampshire Health and Education Facilities Authority, 0.01% due 7/1/2033 put 1/4/2016 (University System of New Hampshire; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	A+/Aa3	9,085,000	9,085,000

New Hampshire Health and Education Facilities Authority, 0.01% due 7/1/2033 put 1/4/2016 (University System of New Hampshire; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	A+/Aa3	835,000	835,000

New Hampshire Health and Education Facilities Authority, 0.01% due 7/1/2035 put 1/4/2016 (University System of New Hampshire; SPA: U.S. Bank, N.A.) (daily demand notes)	A+/Aa3	375,000	375,000

New Hampshire Municipal Bond Bank, 5.00% due 8/15/2016 (Insured: Natl-Re)	AA/Aa3	2,985,000	3,070,759

New Hampshire Municipal Bond Bank, 5.00% due 8/15/2017 (Insured: Natl-Re)	AA/Aa3	3,130,000	3,342,371

New Hampshire Municipal Bond Bank, 5.25% due 8/15/2020	AA+/Aa2	1,000,000	1,172,780

New Hampshire Municipal Bond Bank, 5.25% due 8/15/2022	AA+/Aa2	2,770,000	3,380,287

New Hampshire Turnpike System, 5.00% due 2/1/2016	A+/A1	3,000,000	3,012,150

New Hampshire Turnpike System, 5.00% due 2/1/2017	A+/A1	2,425,000	2,539,096

New Hampshire Turnpike System, 5.00% due 2/1/2018	A+/A1	1,295,000	1,402,394

New Hampshire Turnpike System, 5.00% due 2/1/2020	A+/A1	1,000,000	1,144,010

New Hampshire Turnpike System, 5.00% due 2/1/2021	A+/A1	1,260,000	1,472,398

New Jersey — 2.17%

Burlington County Bridge Commission, 3.00% due 12/1/2016 (County Governmental Loan Program)	AA/Aa2	1,000,000	1,022,410

Burlington County Bridge Commission, 5.00% due 12/1/2018 (County Governmental Loan Program)	AA/Aa2	1,000,000	1,111,070

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Camden County Improvement Authority, 5.00% due 7/1/2016 (Cooper Medical School)	A/A2	3,040,000	3,106,363

City of Jersey City GO, 4.00% due 8/1/2020 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/A1	2,650,000	2,909,541

City of Jersey City GO, 4.00% due 8/1/2021 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/A1	2,805,000	3,112,232

City of Jersey City GO, 5.00% due 8/1/2022 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/A1	2,530,000	2,980,467

City of Jersey City GO, 5.00% due 8/1/2023 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/A1	2,455,000	2,917,596

City of Paterson GO, 3.50% due 3/15/2017 (Debt Restructuring & City Capital Projects) (State Aid Withholding)	NR/A3	950,000	973,028

County of Essex GO, 4.00% due 6/1/2016	NR/Aa2	500,000	507,625

County of Hudson COP, 6.25% due 12/1/2016 (Correctional Facility Lease-Purchase; Insured: Natl-Re)	AA-/A3	550,000	574,277

Essex County Improvement Authority, 5.50% due 10/1/2024 (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re)	NR/Aa2	5,000,000	6,315,650

Gloucester County Improvement Authority, 2.125% due 12/1/2029 put 12/1/2017 (Waste Management, Inc. Project)	A-/NR	2,000,000	2,033,780

Hudson County Improvement Authority, 4.75% due 10/1/2016 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	3,155,000	3,250,502

Hudson County Improvement Authority, 4.75% due 10/1/2017 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	4,065,000	4,322,111

Hudson County Improvement Authority, 4.75% due 10/1/2018 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	2,000,000	2,180,360

Hudson County Improvement Authority, 4.75% due 10/1/2019 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	4,390,000	4,898,889

Hudson County Improvement Authority, 5.375% due 10/1/2020 (Hudson County Lease Project; Insured: AGM)	AA/Aa3	2,020,000	2,355,057

Monmouth County Improvement Authority, 5.00% due 12/1/2016 (Insured: AMBAC)	NR/NR	1,000,000	1,035,180

New Jersey EDA, 5.00% due 12/15/2016 (School Facilities Construction) (ETM)	NR/NR	6,795,000	7,083,787

New Jersey EDA, 5.00% due 12/15/2016 (School Facilities Construction)	A-/A3	4,155,000	4,304,455

New Jersey EDA, 5.50% due 12/15/2019 (School Facilities Construction; Insured: AMBAC)	A-/A3	5,525,000	6,118,661

New Jersey EDA, 5.00% due 9/1/2020 (School Facilities Construction) (ETM)	NR/NR	365,000	424,747

New Jersey EDA, 5.00% due 9/1/2020 (School Facilities Construction)	A-/A3	135,000	147,346

New Jersey EDA, 5.00% due 6/15/2022 (School Facilities Construction)	A-/A3	8,000,000	8,846,800

New Jersey EDA, 5.00% due 3/1/2023 (School Facilities Construction)	A-/A3	8,015,000	8,882,784

New Jersey EDA, 5.00% due 6/15/2023 (School Facilities Construction)	A-/A3	2,000,000	2,219,020

New Jersey EDA, 5.75% due 9/1/2023 pre-refunded 3/1/2021 (School Facilities Construction)	NR/A3	4,955,000	6,006,451

New Jersey EDA, 5.75% due 9/1/2023 (School Facilities Construction)	A-/A3	550,000	613,591

New Jersey EDA, 5.00% due 6/15/2024 (School Facilities Construction)	A-/A3	4,250,000	4,716,310

New Jersey EDA, 5.00% due 3/1/2025 (School Facilities Construction)	A-/A3	4,575,000	4,983,364

New Jersey EDA, 5.00% due 3/1/2026 (School Facilities Construction)	A-/A3	11,150,000	12,065,861

New Jersey Educational Facilities Authority, 5.00% due 9/1/2016 (Higher Education Capital Improvements; Insured: AGM)	AA/A2	675,000	677,700

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2023 (Virtua Health Issue)	A+/NR	535,000	638,672

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2024 (Virtua Health Issue)	A+/NR	1,000,000	1,194,660

New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2017	AA/Aa2	1,910,000	2,032,374

New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2018	AA/Aa2	3,000,000	3,267,630

New Jersey Higher Educational Assistance Authority, 5.25% due 12/1/2019	AA/Aa2	5,650,000	6,336,757

New Jersey Transit Corp., 5.00% due 9/15/2021 (Urban Public Transportation Capital Improvement)	A/A3	3,395,000	3,846,535

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2019 (State Transportation System)	A-/A3	1,000,000	1,075,540

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2020 (State Transportation System)	A-/A3	1,000,000	1,088,710

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2021 (State Transportation System)	A-/A3	2,570,000	2,822,939

New Jersey Transportation Trust Fund Authority, 5.25% due 12/15/2022 (State Transportation System)	A-/A3	2,000,000	2,248,020

New Jersey Transportation Trust Fund Authority, 5.25% due 12/15/2023 (State Transportation System; Insured: AMBAC)	A-/A3	3,545,000	4,037,330

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2024 (State Transportation System)	A-/A3	1,660,000	1,842,135

Ocean Township Municipal Utility Authority, 6.00% due 8/1/2017 (Insured: Natl-Re)	AA-/A3	1,515,000	1,577,176

Passaic Valley Sewer Commissioners GO, 5.625% due 12/1/2018 (Sewer System)	NR/A3	1,210,000	1,344,492

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2019 (Sewer System)	NR/A3	2,000,000	2,286,400

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2020 (Sewer System)	NR/A3	4,250,000	4,969,483

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2021 (Sewer System)	NR/A3	4,500,000	5,348,610

Township of Wayne GO, 2.00% due 2/15/2018 (General Improvements and Water Utility System)	AA+/Aaa	1,295,000	1,320,822

New Mexico — 0.79%

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2019 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	2,300,000	2,610,523

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2021 pre-refunded 8/1/2016 (Educational Facilities) (State Aid Withholding)	AA/Aa1	2,425,000	2,490,087

City of Farmington, 1.875% due 6/1/2032 put 9/1/2017 (El Paso Electric Co.-Four Corners Project)	BBB/Baa1	3,000,000	3,024,330

City of Gallup, 5.00% due 8/15/2016 (Tri-State Generation and Transmission Assoc., Inc.; Insured: AMBAC)	A/A3	2,500,000	2,508,850

City of Santa Fe, 4.50% due 5/15/2022 (El Castillo Retirement Residences)	BBB-/NR	2,585,000	2,680,542

Incorporated County of Los Alamos, 5.50% due 6/1/2017	AA+/A1	2,365,000	2,521,185

Incorporated County of Los Alamos, 5.50% due 6/1/2018	AA+/A1	2,205,000	2,435,819

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2017 (Student Loans)	NR/Aaa	6,000,000	6,311,640

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2018 (Student Loans)	AAA/Aaa	5,000,000	5,548,200

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2021 (Student Loans)	AAA/Aaa	3,000,000	3,474,090

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2024 (Presbyterian Healthcare Services)	AA/Aa3	1,030,000	1,259,772

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2025 (Presbyterian Healthcare Services)	AA/Aa3	750,000	927,022

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Regents of New Mexico State University, 5.00% due 4/1/2020 (Corbett Center Student Union & NMSU Golf Course)	AA-/Aa3	3,095,000	3,561,757

Regents of New Mexico State University, 5.00% due 4/1/2021 (Corbett Center Student Union & NMSU Golf Course)	AA-/Aa3	1,845,000	2,172,654

Regents of New Mexico State University, 5.00% due 4/1/2022 (Corbett Center Student Union & NMSU Golf Course)	AA-/Aa3	1,250,000	1,498,312

Rio Rancho Public School District No. 94 GO, 4.00% due 8/1/2018 (State Aid Withholding)	NR/Aa1	3,940,000	4,241,686

State of New Mexico, 5.00% due 7/1/2016 (Statewide Capital Project Funding)	AA/Aa1	10,265,000	10,505,304

New York — 10.46%

City of Long Beach School District GO, 3.50% due 5/1/2022 (Insured: AGM) (State Aid Withholding)	AA/Aa2	1,600,000	1,717,296

City of New York GO, 4.00% due 8/1/2016 (Capital Projects)	AA/Aa2	1,930,000	1,970,125

City of New York GO, 0.01% due 8/1/2021 put 1/4/2016 (City Budget Financial Management; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	500,000	500,000

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	3,000,000	3,563,880

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	9,000,000	10,691,640

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	7,350,000	8,731,506

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	7,775,000	9,236,389

City of New York GO, 0.01% due 8/1/2022 put 1/4/2016 (Capital Projects; Insured: AGM; SPA: State Street Bank & Trust Co.) (daily demand notes)	AA/Aa2	1,400,000	1,400,000

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	3,000,000	3,624,150

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	6,625,000	8,003,331

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	20,000,000	24,161,000

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	13,075,000	15,795,254

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	9,520,000	11,665,998

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	12,985,000	15,912,079

City of New York GO, 0.01% due 10/1/2023 put 1/4/2016 (City Budget Financial Management; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	200,000	200,000

City of New York GO, 5.00% due 8/1/2024 (City Budget Financial Management)	AA/Aa2	40,145,000	49,727,611

City of New York GO, 0.01% due 8/1/2035 put 1/4/2016 (Capital Projects) (daily demand notes)	AA/Aa2	3,100,000	3,100,000

City of Syracuse Industrial Development Agency, 0.01% due 12/1/2037 put 1/4/2016 (Syracuse University; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	1,150,000	1,150,000

Erie County Individual Development Agency, 5.00% due 5/1/2016 (Buffalo School District) (ETM)	NR/NR	4,090,000	4,152,454

Erie County Individual Development Agency, 5.00% due 5/1/2016 (Buffalo School District)	AA/Aa2	4,705,000	4,779,198

Erie County Individual Development Agency, 5.00% due 5/1/2017 (Buffalo School District)	AA/Aa2	7,265,000	7,674,819

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Erie County Individual Development Agency, 5.00% due 5/1/2018 (Buffalo School District)	AA/Aa2	5,000,000	5,455,650

Metropolitan Transportation Authority, 5.00% due 11/15/2020	AA/NR	2,000,000	2,338,580

Metropolitan Transportation Authority, 5.00% due 11/15/2020	AA-/A1	12,955,000	15,148,152

Metropolitan Transportation Authority, 5.00% due 11/15/2021	AA-/A1	24,325,000	29,038,698

Monroe County Industrial Development Corp., 5.00% due 6/1/2018 (St. John Fisher College)	BBB+/NR	1,425,000	1,535,979

Monroe County Industrial Development Corp., 5.00% due 6/1/2019 (St. John Fisher College)	BBB+/NR	1,030,000	1,136,811

Monroe County Industrial Development Corp., 5.00% due 6/1/2022 (St. John Fisher College)	BBB+/NR	2,000,000	2,290,880

Nassau County IDA, 5.25% due 3/1/2018 (New York Institute of Technology)	BBB+/Baa2	1,260,000	1,349,813

Nassau County IDA, 5.25% due 3/1/2020 (New York Institute of Technology)	BBB+/Baa2	1,715,000	1,921,537

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2019 (Healthcare Facilities Improvements)	A+/Aa3	2,700,000	3,013,686

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2021 (Healthcare Facilities Improvements)	A+/Aa3	2,615,000	2,988,527

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2020 (Healthcare Facilities Improvements)	A+/Aa3	10,000,000	11,463,600

New York City Housing Development Corp., 0.02% due 5/1/2020 put 1/4/2016 (Multi-Family Housing) (daily demand notes)	AA+/Aa2	500,000	500,000

New York City Municipal Water Finance Authority, 0.01% due 6/15/2035 put 1/4/2016 (Water & Sewer System; SPA: Bayerische Landesbank) (daily demand notes)	AAA/Aa1	50,000,000	50,000,000

New York City Municipal Water Finance Authority, 0.01% due 6/15/2045 put 1/4/2016 (Water & Sewer System; SPA: U.S. Bank, N.A.) (daily demand notes)	AAA/Aa1	500,000	500,000

New York City Municipal Water Finance Authority, 0.01% due 6/15/2045 put 1/4/2016 (Water & Sewer System; SPA: Northern Trust Company) (daily demand notes)	AAA/Aa1	100,000	100,000

New York City Municipal Water Finance Authority, 0.01% due 6/15/2048 put 1/4/2016 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	32,000,000	32,000,000

New York City Municipal Water Finance Authority, 0.01% due 6/15/2050 put 1/4/2016 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	1,000,000	1,000,000

New York City Municipal Water Finance Authority, 0.01% due 6/15/2050 put 1/4/2016 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	46,350,000	46,350,000

New York City Municipal Water Finance Authority, 0.01% due 6/15/2050 put 1/4/2016 (Water & Sewer System; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA+/Aa1	200,000	200,000

New York City Transitional Finance Authority, 5.00% due 7/15/2016 (School Financing Act) (State Aid Withholding)	AA/Aa2	3,155,000	3,233,276

New York City Transitional Finance Authority, 5.00% due 11/1/2016 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	5,000,000	5,188,200

New York City Transitional Finance Authority, 5.00% due 11/1/2016 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	12,680,000	13,157,275

New York City Transitional Finance Authority, 5.00% due 1/15/2018 (School Financing Act) (State Aid Withholding)	AA/Aa2	4,865,000	5,258,043

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	1,500,000	1,663,605

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	11,730,000	13,009,391

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	3,075,000	3,410,390

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	1,645,000	1,824,420

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	12,725,000	14,112,916

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	2,000,000	2,218,140

New York City Transitional Finance Authority, 0.01% due 11/1/2036 put 1/4/2016 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	250,000	250,000

New York City Transitional Finance Authority, 0.01% due 11/1/2042 put 1/4/2016 (City Capital Projects; SPA: Barclays Bank plc) (daily demand notes)	AAA/Aa1	27,500,000	27,500,000

New York State Dormitory Authority, 5.50% due 2/15/2017 (Mental Health Services Facilities)	AA/NR	9,000,000	9,492,750

New York State Dormitory Authority, 5.25% due 5/15/2017 (Court Facilities Lease; Insured: AMBAC)	AA-/Aa2	4,945,000	5,248,672

New York State Dormitory Authority, 5.50% due 2/15/2018 (Mental Health Services Facilities)	AA/NR	5,280,000	5,783,501

New York State Dormitory Authority, 2.25% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	4,800,000	4,925,040

New York State Dormitory Authority, 5.00% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	325,000	353,886

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,500,000	2,763,700

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,395,000	1,542,145

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,520,000	2,779,308

New York State Dormitory Authority, 5.00% due 4/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	610,000	684,182

New York State Dormitory Authority, 5.00% due 7/1/2019 (New York Department of Health Projects; Insured: Natl-Re)	AA/Aa2	6,975,000	7,002,551

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,100,000	2,385,075

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,585,000	1,800,164

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,645,000	2,997,817

New York State Dormitory Authority, 5.00% due 12/15/2019 (Metropolitan Transportation Authority Service Contract)	AAA/Aa1	60,000,000	68,824,200

New York State Dormitory Authority, 5.00% due 4/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	1,000,000	1,149,470

New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa2	1,000,000	1,142,390

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,100,000	2,440,158

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program; Insured: AGM)	AA/NR	1,250,000	1,452,475

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,000,000	1,160,480

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,775,000	3,216,197

New York State Dormitory Authority, 5.00% due 4/1/2021 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	450,000	528,296

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	1,250,000	1,483,125

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program; Insured: AGM)	AA/NR	1,100,000	1,305,150

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	750,000	887,610

New York State Dormitory Authority, 5.00% due 10/1/2022 (School Districts Financing Program; Insured: AGM)	AA/NR	1,800,000	2,168,010

New York State Dormitory Authority, 5.00% due 10/1/2022 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	300,000	361,335

New York State Dormitory Authority, 5.00% due 10/1/2023 (School Districts Financing Program; Insured: AGM)	AA/NR	2,500,000	3,048,425

New York State Dormitory Authority, 5.25% due 10/1/2023 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A1	2,000,000	2,380,360

New York State Dormitory Authority, 5.00% due 10/1/2024 (School Districts Financing Program; Insured: AGM)	AA/NR	2,000,000	2,465,820

New York State Housing Finance Agency, 0.03% due 5/1/2048 put 1/4/2016 (605 W. 42nd Street Housing Development; LOC: Bank of China) (daily demand notes)	A/A1	55,900,000	55,900,000

New York State Thruway Authority, 5.00% due 5/1/2019 (New NY Bridge Project)	A-/A3	5,000,000	5,613,150

New York State Thruway Authority, 5.00% due 1/1/2020 (Governor Thomas E. Dewey Thruway)	A/A2	2,000,000	2,284,160

New York State Thruway Authority, 5.00% due 1/1/2021 (Governor Thomas E. Dewey Thruway)	A/A2	2,500,000	2,923,925

New York State Thruway Authority, 5.00% due 1/1/2022 (Governor Thomas E. Dewey Thruway)	A/A2	3,000,000	3,577,530

New York State Thruway Authority, 5.00% due 1/1/2024 (Governor Thomas E. Dewey Thruway)	A/A2	1,000,000	1,226,570

New York State Thruway Authority, 5.00% due 3/15/2024 (Highway, Bridge, Multi-Modal and MTA Projects)	AAA/Aa1	18,300,000	21,399,288

New York State Thruway Authority, 5.00% due 1/1/2025 (Governor Thomas E. Dewey Thruway)	A/A2	2,000,000	2,484,500

Port Authority 148th GO, 5.00% due 8/15/2017 (Insured: AGM)	AA/Aa3	4,725,000	5,044,410

Suffolk County Economic Development Corp., 5.00% due 7/1/2020 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,699,150

Suffolk County Economic Development Corp., 5.00% due 7/1/2021 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,790,350

Suffolk County Economic Development Corp., 5.00% due 7/1/2022 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,735,550

Suffolk County IDA Civic Facilities GO, 5.25% due 3/1/2019 (New York Institute of Technology)	BBB+/Baa2	1,400,000	1,411,704

Tobacco Settlement Financing Corp., 5.00% due 6/1/2018	AA/NR	3,725,000	4,075,932

Triborough Bridge and Tunnel Authority, 5.00% due 11/15/2021 (MTA Bridges & Tunnels)	AA-/Aa3	5,140,000	6,158,748

United Nations Development Corp., 5.00% due 7/1/2016 (One, Two and Three U.N. Plaza Project)	NR/A1	3,400,000	3,476,670

United Nations Development Corp., 5.00% due 7/1/2017 (One, Two and Three U.N. Plaza Project)	NR/A1	3,000,000	3,183,780

United Nations Development Corp., 5.00% due 7/1/2019 (One, Two and Three U.N. Plaza Project)	NR/A1	4,000,000	4,506,240

West Seneca Central School District GO, 5.00% due 11/15/2022 (Insured: BAM) (State Aid Withholding)	AA/A2	1,000,000	1,203,650

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

North Carolina — 2.42%

Catawba County, 4.00% due 10/1/2016	AA-/Aa2	1,000,000	1,026,080

Catawba County, 4.00% due 10/1/2017	AA-/Aa2	1,000,000	1,054,230

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2016 (Carolinas HealthCare System)	AA-/Aa3	3,520,000	3,526,618

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2017 (Carolinas HealthCare System)	AA-/Aa3	2,000,000	2,087,940

Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2019 (Carolinas HealthCare System)	AA-/Aa3	600,000	650,574

Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2021 (Carolinas HealthCare System)	AA-/Aa3	1,595,000	1,705,390

Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2022 (Carolinas HealthCare System)	AA-/Aa3	845,000	952,763

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2023 (Carolinas HealthCare System)	AA-/Aa3	1,400,000	1,683,094

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2024 (Carolinas HealthCare System)	AA-/Aa3	2,855,000	3,389,456

City of Charlotte COP, 5.00% due 12/1/2020 (Equipment Acquisition & Public Facilities)	AA+/Aa1	1,000,000	1,170,410

City of Charlotte COP, 5.00% due 12/1/2021 (Equipment Acquisition & Public Facilities)	AA+/Aa1	1,100,000	1,312,652

City of Charlotte COP, 5.00% due 12/1/2022 (Equipment Acquisition & Public Facilities)	AA+/Aa1	2,405,000	2,923,855

City of Charlotte COP, 5.00% due 12/1/2023 (Equipment Acquisition & Public Facilities)	AA+/Aa1	2,145,000	2,635,669

City of Charlotte COP, 5.00% due 12/1/2025 (Equipment Acquisition & Public Facilities)	AA+/Aa1	2,290,000	2,868,866

City of Charlotte GO, 4.00% due 12/1/2016 (Equipment Acquisition & Public Facilities)	AAA/Aaa	5,315,000	5,486,143

County of Buncombe, 5.00% due 6/1/2022 (Primary, Middle School & Community College Facilities)	AA+/Aa2	1,000,000	1,202,670

County of Buncombe, 5.00% due 6/1/2023 (Primary, Middle School & Community College Facilities)	AA+/Aa2	750,000	914,385

County of Buncombe, 5.00% due 6/1/2024 (Primary, Middle School & Community College Facilities)	AA+/Aa2	600,000	738,396

County of Dare, 4.00% due 6/1/2016 (Educational Facility Capital Projects)	AA-/Aa3	500,000	507,530

County of Dare, 4.00% due 6/1/2017 (Educational Facility Capital Projects)	AA-/Aa3	400,000	417,712

County of Dare, 4.00% due 6/1/2018 (Educational Facility Capital Projects)	AA-/Aa3	425,000	453,764

County of Dare, 4.00% due 6/1/2019 (Educational Facility Capital Projects)	AA-/Aa3	500,000	543,715

County of Dare, 4.00% due 6/1/2020 (Educational Facility Capital Projects)	AA-/Aa3	765,000	844,560

County of Dare, 5.00% due 6/1/2021 (Educational Facility Capital Projects)	AA-/Aa3	1,225,000	1,439,179

County of Dare, 4.00% due 6/1/2022 (Educational Facility Capital Projects)	AA-/Aa3	490,000	549,711

County of Dare, 5.00% due 6/1/2024 (Educational Facility Capital Projects)	AA-/Aa3	700,000	836,836

County of Mecklenburg GO, 5.00% due 12/1/2018 (County Debt Restructuring)	AAA/Aaa	3,015,000	3,361,243

County of Randolph, 5.00% due 10/1/2020	A+/Aa3	500,000	577,505

County of Randolph, 5.00% due 10/1/2021	A+/Aa3	500,000	588,810

County of Randolph, 5.00% due 10/1/2021	A+/Aa3	1,065,000	1,254,165

County of Randolph, 5.00% due 10/1/2022	A+/Aa3	1,945,000	2,323,517

County of Randolph, 5.00% due 10/1/2023	A+/Aa3	400,000	482,872

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Randolph, 5.00% due 10/1/2023	A+/Aa3	550,000	663,949

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2016 (Insured: AMBAC) (ETM)	NR/NR	1,700,000	1,700,000

North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: AMBAC) (ETM)	NR/NR	7,500,000	8,256,450

North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: BHAC/AMBAC) (ETM)	AA+/Aa1	5,965,000	6,555,356

North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2019 pre-refunded 1/1/2018 (Insured: AGM)	AA/A3	3,105,000	3,370,167

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2021 (ETM)	NR/NR	5,000,000	5,890,100

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2022 (ETM)	NR/NR	4,715,000	5,679,548

North Carolina Infrastructure Finance Corp. COP, 5.00% due 5/1/2026 pre-refunded 5/1/2017 (North Carolina Capital Improvements; Insured: AGM)	AA+/Aa1	3,000,000	3,170,760

North Carolina Medical Care Commission, 0.02% due 11/1/2034 put 1/8/2016 (Novant Health; SPA: JPMorgan Chase Bank, N.A.) (weekly demand notes)	A+/A1	23,215,000	23,215,000

North Carolina Municipal Power Agency, 5.25% due 1/1/2017 (Catawba Electric)	A/A2	2,000,000	2,091,560

North Carolina Municipal Power Agency, 5.25% due 1/1/2017 (Catawba Electric) (ETM)	NR/NR	1,120,000	1,171,038

North Carolina Municipal Power Agency, 4.00% due 1/1/2018 (Catawba Electric) (ETM)	NR/NR	3,250,000	3,443,928

North Carolina Municipal Power Agency, 4.00% due 1/1/2018 (Catawba Electric)	A/A2	11,750,000	12,441,488

North Carolina Municipal Power Agency, 5.00% due 1/1/2019 (Catawba Electric) (ETM)	NR/NR	1,220,000	1,359,263

North Carolina Municipal Power Agency, 5.00% due 1/1/2019 (Catawba Electric)	A/A2	3,280,000	3,641,062

North Carolina Municipal Power Agency, 4.00% due 1/1/2020 (Catawba Electric) (ETM)	NR/NR	945,000	1,044,915

North Carolina Municipal Power Agency, 4.00% due 1/1/2020 (Catawba Electric)	A/A2	605,000	665,488

North Carolina Municipal Power Agency, 5.00% due 1/1/2020 (Catawba Electric) (ETM)	NR/NR	280,000	320,608

North Carolina Municipal Power Agency, 5.00% due 1/1/2020 (Catawba Electric)	A/A2	720,000	820,188

North Carolina Municipal Power Agency, 4.00% due 1/1/2022 (Catawba Electric)	A/A2	1,000,000	1,131,890

State of North Carolina, 5.00% due 5/1/2016 (Various Capital Improvements)	AA+/Aa1	5,070,000	5,150,816

State of North Carolina, 5.00% due 11/1/2019 (State Capital Projects and Correctional Facilities)	AA+/Aa1	23,635,000	27,052,857

State of North Carolina GO, 5.00% due 6/1/2017 (Various Capital Improvements)	AAA/Aaa	6,070,000	6,439,602

Winston-Salem State University, 4.00% due 4/1/2016 (Student Housing and Student Services Facilities)	A-/A3	640,000	645,254

Winston-Salem State University, 4.00% due 4/1/2017 (Student Housing and Student Services Facilities)	A-/A3	645,000	665,698

Winston-Salem State University, 5.00% due 4/1/2019 (Student Housing and Student Services Facilities)	A-/A3	815,000	889,931

Winston-Salem State University, 5.00% due 4/1/2022 (Student Housing and Student Services Facilities)	A-/A3	945,000	1,079,719

North Dakota — 0.06%

County of Ward, 4.00% due 4/1/2020 (Insured: AGM)	AA/A2	2,445,000	2,685,392

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

North Dakota Public Finance Authority, 4.00% due 6/1/2017 (City of Fargo Flood Mitigation Projects)	AA/NR	1,460,000	1,524,255

Ohio — 3.16%

Akron, Bath & Copley Joint Township Hospital District, 5.00% due 11/15/2021 (Children’s Hospital Medical Center)	NR/A1	1,000,000	1,167,460

Allen County Hospital Facilities, 5.00% due 9/1/2016 (Catholic Healthcare Partners)	AA-/A1	10,000,000	10,290,800

American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A3	5,500,000	5,975,310

American Municipal Power, Inc., 5.25% due 2/15/2019 (AMP Combined Hydroelectric Projects)	A/A3	5,595,000	6,263,043

American Municipal Power, Inc., 5.00% due 2/15/2020 (AMP Fremont Energy Center)	A/A1	1,865,000	2,126,883

American Municipal Power, Inc., 5.00% due 2/15/2021 (AMP Fremont Energy Center)	A/A1	1,300,000	1,488,708

American Municipal Power, Inc., 5.00% due 2/15/2022 (AMP Fremont Energy Center)	A/A1	2,750,000	3,259,053

Cincinnati City School District Board of Education GO, 5.25% due 12/1/2023 (Educational Facilities; Insured: Natl-Re)	AA-/Aa2	2,690,000	3,325,055

City of Akron, 5.00% due 12/1/2021 (Community Learning Centers)	AA+/NR	4,120,000	4,893,406

City of Akron GO, 5.00% due 12/1/2019 (Various Municipal Capital Projects)	AA-/NR	1,685,000	1,921,827

City of Cleveland, 3.00% due 10/1/2016 (Public Facilities)	AA/A1	690,000	702,054

City of Cleveland, 4.00% due 10/1/2018 (Parks & Recreation Facilities)	AA/A1	500,000	536,130

City of Cleveland, 5.00% due 5/15/2019 (Police & Fire Pension Payment)	NR/NR	1,750,000	1,956,343

City of Cleveland, 4.00% due 10/1/2019 (Public Facilities)	AA/A1	600,000	655,404

City of Cleveland, 4.00% due 10/1/2019 (Parks & Recreation Facilities)	AA/A1	520,000	568,017

City of Cleveland, 5.00% due 5/15/2020 (Police & Fire Pension Payment)	NR/NR	1,605,000	1,835,590

City of Cleveland, 5.00% due 10/1/2020 (Parks & Recreation Facilities)	AA/A1	545,000	628,271

City of Cleveland, 5.00% due 10/1/2020 (Public Facilities)	AA/A1	510,000	587,923

City of Cleveland, 5.00% due 5/15/2021 (Police & Fire Pension Payment)	NR/NR	750,000	875,948

City of Cleveland, 5.00% due 10/1/2021 (Parks & Recreation Facilities)	AA/A1	570,000	670,559

City of Cleveland, 5.00% due 10/1/2022 (Parks & Recreation Facilities)	AA/A1	600,000	713,424

City of Cleveland, 5.00% due 10/1/2022 (Public Facilities)	AA/A1	905,000	1,076,081

City of Cleveland, 5.00% due 11/15/2022 (Parks & Recreation Facilities)	AA/A1	1,030,000	1,226,297

City of Cleveland, 5.00% due 10/1/2023 (Parks & Recreation Facilities)	AA/A1	630,000	755,042

City of Cleveland, 5.00% due 10/1/2023 (Public Facilities)	AA/A1	1,155,000	1,384,244

City of Cleveland COP, 5.00% due 11/15/2016 (Cleveland Stadium)	A/A2	2,200,000	2,281,070

City of Cleveland COP, 4.75% due 11/15/2020 (Cleveland Stadium)	A/A2	2,000,000	2,246,180

City of Cleveland GO, 5.50% due 10/1/2016 (City Capital Projects; Insured: AMBAC)	AA/A1	7,710,000	7,993,034

City of Cleveland GO, 5.50% due 10/1/2019 (City Capital Projects; Insured: AMBAC)	AA/A1	1,260,000	1,446,052

City of Toledo, 5.00% due 11/15/2018 (Water System Improvements)	AA-/Aa3	1,175,000	1,302,875

City of Toledo, 5.00% due 11/15/2019 (Water System Improvements)	AA-/Aa3	2,260,000	2,574,750

City of Toledo, 5.00% due 11/15/2020 (Water System Improvements)	AA-/Aa3	2,000,000	2,328,580

City of Toledo, 5.00% due 11/15/2021 (Water System Improvements)	AA-/Aa3	2,000,000	2,375,180

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Toledo, 5.00% due 11/15/2022 (Water System Improvements)	AA-/Aa3	3,255,000	3,912,347

City of Toledo, 5.00% due 11/15/2023 (Water System Improvements)	AA-/Aa3	1,750,000	2,111,673

Cleveland Package Facilities, 5.25% due 9/15/2021 (Insured: AGM) (ETM)	AA/A2	965,000	1,168,335

Cleveland Package Facilities, 5.25% due 9/15/2021 (Insured: AGM)	AA/A2	2,035,000	2,360,742

Cleveland State University, 5.00% due 6/1/2019 (Campus Capital Projects)	A+/A1	1,000,000	1,123,190

Cleveland State University, 5.00% due 6/1/2020 (Campus Capital Projects)	A+/A1	700,000	805,154

Cleveland State University, 5.00% due 6/1/2021 (Campus Capital Projects)	A+/A1	1,000,000	1,174,840

Cleveland State University, 5.00% due 6/1/2022 (Campus Capital Projects)	A+/A1	2,000,000	2,376,620

Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2019 (Cleveland Museum of Art)	AA+/NR	2,000,000	2,263,640

County of Clermont, 2.00% due 8/1/2016 (Sanitary Sewer System)	NR/Aa3	1,325,000	1,335,189

County of Clermont, 2.00% due 8/1/2016 (Water System )	NR/Aa3	1,855,000	1,869,358

County of Clermont, 4.00% due 8/1/2019 (Sanitary Sewer System)	NR/Aa3	1,420,000	1,518,449

County of Cuyahoga COP, 5.00% due 12/1/2019 (Convention Hotel Project)	AA-/Aa3	2,585,000	2,920,998

County of Cuyahoga COP, 5.00% due 12/1/2022 (Convention Hotel Project)	AA-/Aa3	9,725,000	11,525,876

County of Cuyahoga COP, 5.00% due 12/1/2023 (Convention Hotel Project)	AA-/Aa3	5,645,000	6,765,589

County of Cuyahoga COP, 5.00% due 12/1/2024 (Convention Hotel Project)	AA-/Aa3	11,515,000	13,774,358

County of Franklin, 4.00% due 11/15/2033 put 8/1/2016 (OhioHealth Corp. Hospital Facilities)	AA+/Aa2	3,235,000	3,300,444

County of Montgomery, 0.01% due 11/15/2045 put 1/4/2016 (Miami Valley Hospital; SPA: Barclays Bank plc) (daily demand notes)	NR/Aa3	500,000	500,000

Deerfield Township, 5.00% due 12/1/2017	NR/A1	1,000,000	1,060,880

Franklin County Convention Facilities Authority, 5.00% due 12/1/2021 (Greater Columbus Convention Center)	AA/Aaa	1,000,000	1,186,480

Franklin County Convention Facilities Authority, 5.00% due 12/1/2022 (Greater Columbus Convention Center)	AA/Aaa	500,000	602,795

Franklin County Convention Facilities Authority, 5.00% due 12/1/2024 (Greater Columbus Convention Center)	AA/Aaa	1,000,000	1,223,510

Garfield Heights City School District GO, 5.375% due 12/15/2016 (School Improvements; Insured: Natl-Re)	NR/A2	1,625,000	1,691,316

Kent State University, 5.00% due 5/1/2020 (Insured: AGM)	AA/Aa3	1,000,000	1,122,160

Ohio Higher Educational Facility Commission, 0.01% due 1/1/2039 put 1/4/2016 (Cleveland Clinic Health System) (daily demand notes)	AA-/Aa2	12,800,000	12,800,000

Ohio Higher Educational Facility Commission, 0.01% due 1/1/2043 put 1/4/2016 (Cleveland Clinic Health System; SPA: Barclays Bank plc) (daily demand notes)	AA-/Aa2	11,350,000	11,350,000

Ohio State Air Quality Development Authority, 5.625% due 6/1/2018 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	5,000,000	5,378,750

Ohio State Air Quality Development Authority, 5.75% due 6/1/2033 put 06/1/2016 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	5,800,000	5,896,338

Ohio State Building Authority, 5.00% due 10/1/2020	AA/Aa2	1,700,000	1,948,285

Ohio State Water Development Authority, 5.875% due 6/1/2033 put 6/1/2016 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	5,500,000	5,594,985

Ohio State Water Development Authority, 3.625% due 10/1/2033 put 4/1/2020 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	2,000,000	2,055,100

Penta Career Center COP, 4.00% due 4/1/2017 (School District Facilities Project)	NR/Aa3	1,550,000	1,607,211

RiverSouth Authority, 5.00% due 12/1/2019 (RiverSouth Area Redevelopment)	AA+/Aa2	2,500,000	2,837,025

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Ohio, 4.00% due 12/15/2018 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,081,300

State of Ohio, 4.00% due 12/15/2019 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,101,610

State of Ohio, 5.00% due 10/1/2020 (Cultural and Sports Capital Facilities)	AA/Aa2	3,845,000	4,444,859

State of Ohio, 5.00% due 12/15/2020 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,165,280

State of Ohio, 5.00% due 12/15/2021 (Major New Street Infrastructure Project)	AA/Aa2	2,500,000	2,972,375

State of Ohio GO, 5.50% due 9/15/2019 (Common Schools Capital Facilities)	AA+/Aa1	4,150,000	4,799,185

State of Ohio Higher Educational Facility Commission, 5.05% due 7/1/2037 pre-refunded 7/1/2016 (Kenyon College)	A+/A1	3,500,000	3,580,675

University of Akron Ohio, 5.00% due 1/1/2018 (Insured: AGM)	AA/A1	3,415,000	3,686,936

University of Toledo, 3.50% due 6/1/2016 (Higher Education Facilities)	A/A1	1,000,000	1,012,430

Youngstown City School District GO, 3.00% due 12/1/2016 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,440,000	1,468,656

Youngstown City School District GO, 4.00% due 12/1/2017 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,480,000	1,560,142

Youngstown City School District GO, 4.00% due 12/1/2018 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,545,000	1,663,517

Youngstown City School District GO, 4.00% due 12/1/2019 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,605,000	1,757,908

Youngstown City School District GO, 4.00% due 12/1/2020 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,670,000	1,857,007

Youngstown City School District GO, 4.00% due 12/1/2021 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,735,000	1,909,003

Youngstown City School District GO, 4.00% due 12/1/2022 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,805,000	1,971,222

Youngstown City School District GO, 4.00% due 12/1/2023 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,700,000	1,836,323

Oklahoma — 1.74%

Canadian County Educational Facilities Authority, 4.00% due 9/1/2019 (Mustang Public Schools)	A+/NR	1,410,000	1,521,277

Canadian County Educational Facilities Authority, 4.50% due 9/1/2020 (Mustang Public Schools)	A+/NR	2,690,000	2,991,926

Canadian County Educational Facilities Authority, 4.50% due 9/1/2021 (Mustang Public Schools)	A+/NR	2,290,000	2,581,677

Cleveland County ISD No. 29 GO, 1.50% due 3/1/2017 (Norman School District)	NR/Aa3	3,630,000	3,661,327

Oklahoma County Finance Authority, 5.00% due 9/1/2016 (Western Heights Public Schools)	A+/NR	3,000,000	3,084,390

Oklahoma County Finance Authority, 5.00% due 9/1/2017 (Western Heights Public Schools)	A+/NR	4,075,000	4,332,214

Oklahoma County Finance Authority, 4.00% due 9/1/2018 (Western Heights Public Schools)	A+/NR	250,000	267,220

Oklahoma County Finance Authority, 5.00% due 9/1/2018 (Western Heights Public Schools)	A+/NR	2,120,000	2,322,524

Oklahoma County Finance Authority, 5.00% due 9/1/2020 (Western Heights Public Schools)	A+/NR	2,000,000	2,286,440

Oklahoma County ISD No. 1 GO, 1.00% due 1/1/2016	A+/NR	4,075,000	4,075,000

Oklahoma DFA, 5.00% due 8/15/2017 (INTEGRIS Health) (ETM)	AA-/Aa3	4,375,000	4,671,494

Oklahoma DFA, 5.00% due 8/15/2018 (INTEGRIS Health) (ETM)	AA-/Aa3	500,000	551,565

Oklahoma DFA, 5.00% due 8/15/2022 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,201,100

Oklahoma DFA, 5.00% due 8/15/2023 (INTEGRIS Health)	AA-/Aa3	1,500,000	1,821,735

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oklahoma DFA, 5.00% due 8/15/2024 (INTEGRIS Health)	AA-/Aa3	1,225,000	1,498,028

Oklahoma DFA, 5.00% due 8/15/2025 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,233,590

Oklahoma State Industrial Authority, 5.00% due 7/1/2016 (Medical Research Foundation)	NR/A2	1,165,000	1,188,603

Oklahoma State Industrial Authority, 5.25% due 7/1/2017 (Medical Research Foundation)	NR/A2	1,075,000	1,138,371

Oklahoma Turnpike Authority, 0.01% due 1/1/2028 put 1/4/2016 (Oklahoma Turnpike System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA-/Aa3	67,900,000	67,900,000

Tulsa County Industrial Authority, 5.50% due 9/1/2018 (Jenks Public Schools)	AA-/NR	4,210,000	4,683,583

Tulsa County Industrial Authority, 4.50% due 9/1/2020 (Broken Arrow Public Schools)	AA-/NR	1,585,000	1,795,678

Tulsa County Industrial Authority, 4.50% due 9/1/2021 (Broken Arrow Public Schools)	AA-/NR	8,775,000	9,989,899

Tulsa County ISD No. 3 GO, 2.00% due 4/1/2016 (Broken Arrow School District)	AA/NR	1,725,000	1,732,624

Tulsa Parking Authority, 3.00% due 7/1/2017	AA-/NR	1,470,000	1,511,439

Oregon — 2.41%

Oregon Facilities Authority, 5.00% due 3/15/2016 (Legacy Health System)	AA-/A1	1,000,000	1,009,470

Oregon Facilities Authority, 4.50% due 3/15/2018 (Legacy Health System)	AA-/A1	1,100,000	1,177,462

Polk County Dallas School District No. 2 GO, 0% due 6/15/2017 (Capital Improvements)	AA+/NR	2,270,000	2,238,402

Polk County Dallas School District No. 2 GO, 0% due 6/15/2019 (Capital Improvements)	AA+/NR	515,000	491,593

Polk County Dallas School District No. 2 GO, 0% due 6/15/2021 (Capital Improvements)	AA+/NR	1,475,000	1,330,966

State of Oregon GO, 2.00% due 9/15/2016 (Cash Management)	SP-1+/Mig1	158,000,000	159,734,840

State of Oregon GO, 0.01% due 6/1/2028 put 1/4/2016 (Veterans’ Loan Program; SPA: U.S. Bank, N.A.) (daily demand notes)	AA+/Aa1	4,600,000	4,600,000

State of Oregon GO, 0.01% due 6/1/2040 put 1/4/2016 (Veterans’ Loan Program; SPA: U.S. Bank, N.A.) (daily demand notes)	AA+/Aa1	3,000,000	3,000,000

State of Oregon GO, 0.01% due 12/1/2041 put 1/4/2016 (Veterans’ Loan Program; SPA: U.S. Bank, N.A.) (daily demand notes)	AA+/Aa1	3,750,000	3,750,000

Pennsylvania — 5.07%

Adams County IDA, 5.00% due 8/15/2016 (Gettysburg College)	A/A2	1,250,000	1,283,513

Adams County IDA, 5.00% due 8/15/2017 (Gettysburg College)	A/A2	1,340,000	1,424,125

Adams County IDA, 5.00% due 8/15/2019 (Gettysburg College)	A/A2	1,765,000	1,983,984

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2020 (Duquesne University of the Holy Spirit)	A-/A2	250,000	284,653

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2023 (Duquesne University of the Holy Spirit)	A-/A2	300,000	356,439

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2024 (Duquesne University of the Holy Spirit)	A-/A2	500,000	599,165

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2025 (Duquesne University of the Holy Spirit)	A-/A2	1,145,000	1,382,736

Allegheny County Hospital Development Authority, 5.00% due 6/15/2017 (University of Pittsburgh Medical Center)	A+/Aa3	3,000,000	3,179,490

Allegheny County Hospital Development Authority, 5.00% due 9/1/2017 (University of Pittsburgh Medical Center)	A+/Aa3	1,875,000	2,001,094

Allegheny County Hospital Development Authority, 5.00% due 5/15/2018 (University of Pittsburgh Medical Center)	A+/Aa3	5,915,000	6,462,137

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Allegheny County Hospital Development Authority, 5.00% due 6/15/2018 (University of Pittsburgh Medical Center)	A+/Aa3	3,310,000	3,625,774

Allegheny County Hospital Development Authority, 5.00% due 9/1/2018 (University of Pittsburgh Medical Center)	A+/Aa3	2,100,000	2,315,166

Allegheny County Sanitary Authority, 4.00% due 12/1/2018 (2015 Capital Project)	A/A1	650,000	699,576

Allegheny County Sanitary Authority, 5.00% due 12/1/2023 (2015 Capital Project)	A/A1	14,500,000	17,411,310

Allegheny County Sanitary Authority, 5.00% due 12/1/2024 (2015 Capital Project)	A/A1	4,650,000	5,626,918

Allegheny County Sanitary Authority, 5.00% due 12/1/2025 (2015 Capital Project; Insured: BAM)	AA/A1	1,000,000	1,221,130

Altoona Area School District GO, 3.25% due 12/1/2016 (Insured: AGM) (State Aid Withholding)	AA/NR	1,475,000	1,507,509

Altoona Area School District GO, 3.00% due 12/1/2022 (Insured: AGM) (State Aid Withholding)	AA/NR	1,335,000	1,405,929

Athens Area School District GO, 2.00% due 4/15/2016 (Insured: AGM) (State Aid Withholding)	NR/A2	470,000	471,866

Athens Area School District GO, 3.00% due 4/15/2018 (Insured: AGM) (State Aid Withholding)	NR/A2	2,600,000	2,709,850

Athens Area School District GO, 3.00% due 4/15/2019 (Insured: AGM) (State Aid Withholding)	NR/A2	2,680,000	2,773,505

Beaver County IDA, 4.00% due 1/1/2035 put 7/1/2021 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	18,000,000	18,392,400

City of Philadelphia, 5.00% due 6/15/2017 (Water and Wastewater System; Insured: AGM)	AA/A1	5,570,000	5,908,433

City of Philadelphia, 5.00% due 10/1/2017 (Pennsylvania Gas Works)	A-/Baa1	400,000	427,500

City of Philadelphia, 5.00% due 7/1/2018 (Pennsylvania Gas Works)	AA/A2	1,395,000	1,524,805

City of Philadelphia, 5.00% due 8/1/2023 (Pennsylvania Gas Works)	A-/Baa1	3,750,000	4,476,300

City of Philadelphia, 5.00% due 8/1/2024 (Pennsylvania Gas Works)	A-/Baa1	4,000,000	4,812,640

City of Philadelphia, 5.00% due 8/1/2025 (Pennsylvania Gas Works)	A-/Baa1	1,900,000	2,299,228

City of Pittsburgh GO, 5.25% due 9/1/2016 (Insured: AGM)	AA/A1	3,030,000	3,125,142

City of Pittsburgh GO, 5.25% due 9/1/2017 (Insured: AGM)	AA/A1	2,210,000	2,281,206

City of Pittsburgh GO, 5.25% due 9/1/2018 pre-refunded 9/1/2016 (Insured: AGM)	AA/A1	3,240,000	3,344,555

City of Pittsburgh GO, 5.00% due 9/1/2022 (Insured: BAM)	AA/A1	1,100,000	1,314,313

Commonwealth of Pennsylvania GO, 5.00% due 10/1/2022 pre-refunded 10/1/2016 (Capital Facilities)	AA-/Aa3	575,000	594,585

Commonwealth of Pennsylvania GO, 5.00% due 8/15/2023 (Capital Facilities)	AA-/Aa3	19,125,000	23,058,056

Commonwealth of Pennsylvania GO, 5.00% due 8/15/2024 (Capital Facilities)	AA-/Aa3	15,500,000	18,842,420

Commonwealth of Pennsylvania GO, 5.00% due 8/15/2025 (Capital Facilities)	AA-/Aa3	14,825,000	18,094,209

Commonwealth of Pennsylvania State Public School Building Authority, 5.00% due 10/1/2016 (Harrisburg Area Community College Project)	A-/NR	1,390,000	1,430,407

County of Luzerne GO, 5.00% due 11/15/2021 (Insured: AGM)	AA/NR	2,680,000	3,079,266

County of Luzerne GO, 5.00% due 11/15/2022 (Insured: AGM)	AA/NR	2,560,000	2,959,155

County of Luzerne GO, 5.00% due 11/15/2023 (Insured: AGM)	AA/NR	2,600,000	3,026,764

County of Luzerne GO, 5.00% due 11/15/2024 (Insured: AGM)	AA/NR	4,000,000	4,658,400

Economy Borough Municipal Authority, 3.00% due 12/15/2016 (Beaver County Sewer System; Insured: BAM)	AA/NR	505,000	515,353

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Economy Borough Municipal Authority, 3.00% due 12/15/2018 (Beaver County Sewer System; Insured: BAM)	AA/NR	435,000	454,666

Economy Borough Municipal Authority, 4.00% due 12/15/2020 (Beaver County Sewer System; Insured: BAM)	AA/NR	605,000	668,289

Economy Borough Municipal Authority, 4.00% due 12/15/2022 (Beaver County Sewer System; Insured: BAM)	AA/NR	1,180,000	1,320,196

Geisinger Authority, 0.01% due 6/1/2041 put 1/4/2016 (Geisinger Health System; SPA: U.S. Bank, N.A.) (daily demand notes)	AA/Aa2	100,000	100,000

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.01% due 2/15/2021 put 1/4/2016 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	35,455,000	35,455,000

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.01% due 7/1/2025 put 1/4/2016 (The Children’s Hospital of Philadelphia; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	32,290,000	32,290,000

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.01% due 7/1/2041 put 1/4/2016 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	200,000	200,000

Lancaster County Hospital Authority, 3.00% due 11/1/2016 (Masonic Villages Project)	A/NR	1,550,000	1,575,776

Lancaster County Hospital Authority, 4.00% due 11/1/2017 (Masonic Villages Project)	A/NR	865,000	906,131

Lancaster County Hospital Authority, 5.00% due 11/1/2018 (Masonic Villages Project)	A/NR	1,105,000	1,213,798

Lancaster County Solid Waste Management Authority, 5.00% due 12/15/2023 (Harrisburg Resource Recovery Facility)	AA-/NR	2,680,000	3,193,890

Lancaster County Solid Waste Management Authority, 5.25% due 12/15/2024 (Harrisburg Resource Recovery Facility)	AA-/NR	4,000,000	4,806,600

Monroeville Finance Authority, 5.00% due 2/15/2021 (University of Pittsburgh Medical Center)	A+/Aa3	2,400,000	2,801,040

Monroeville Finance Authority, 5.00% due 2/15/2022 (University of Pittsburgh Medical Center)	A+/Aa3	1,250,000	1,478,987

Montgomery County Higher Education & Health Authority, 5.00% due 6/1/2022 (Abington Memorial Hospital)	A/NR	3,000,000	3,476,430

Northampton Borough Municipal Authority, 4.00% due 5/15/2021 (Water System; Insured: AGM)	NR/A1	500,000	545,345

Northampton Borough Municipal Authority, 4.00% due 5/15/2022 (Water System; Insured: AGM)	NR/A1	1,185,000	1,300,064

Northampton Borough Municipal Authority, 3.00% due 5/15/2023 (Water System; Insured: AGM)	NR/A1	1,255,000	1,296,653

Norwin School District GO, 4.00% due 4/1/2018 (Insured: AGM) (State Aid Withholding)	AA/A1	1,835,000	1,945,962

Pennsylvania Economic DFA, 5.00% due 7/1/2016 (Pennsylvania Dept. of Labor and Industry)	AA+/Aaa	10,000,000	10,234,100

Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/Aa3	5,600,000	6,285,048

Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2020 (University of Pittsburgh Medical Center)	A+/Aa3	5,100,000	5,870,865

Pennsylvania Higher Educational Facilities Authority, 4.00% due 10/1/2022 (Shippensburg University Student Services, Inc. Student Housing)	BBB-/Baa3	1,825,000	1,926,561

Pennsylvania Higher Educational Facilities Authority, 5.00% due 11/1/2023 (Saint Joseph’s University)	A-/NR	1,075,000	1,221,329

Philadelphia Authority for Industrial Development, 5.00% due 8/1/2020 (Mast Charter School)	BBB+/NR	515,000	550,592

Philadelphia Gas Works Co., 3.00% due 8/1/2016	A-/Baa1	500,000	507,045

Philadelphia Parking Authority, 5.00% due 9/1/2016	A/A1	1,500,000	1,540,920

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Philadelphia Parking Authority, 5.00% due 9/1/2017	A/A1	1,020,000	1,081,067

Philadelphia School District GO, 4.50% due 9/1/2017 (State Aid Withholding)	NR/Ba2	2,270,000	2,391,876

Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	NR/Ba2	18,410,000	20,504,322

Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	NR/Ba2	4,210,000	4,688,930

Philadelphia School District GO, 5.25% due 9/1/2021 (State Aid Withholding)	NR/Ba2	2,265,000	2,564,342

Pittsburgh Water and Sewer Authority, 5.00% due 9/1/2023	A/A2	2,520,000	3,030,955

Pittsburgh Water and Sewer Authority, 5.00% due 9/1/2024	A/A2	2,395,000	2,872,467

Pittsburgh Water and Sewer Authority, 5.00% due 9/1/2024	A/A2	7,365,000	8,833,286

Plum Borough School District GO, 3.00% due 9/15/2016 (Insured: BAM) (State Aid Withholding)	AA/NR	750,000	762,053

Plum Borough School District GO, 3.00% due 9/15/2017 (Insured: BAM) (State Aid Withholding)	AA/NR	240,000	247,757

Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	740,000	791,763

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	395,000	430,408

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	1,205,000	1,313,016

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	390,000	424,960

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	1,455,000	1,604,181

Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	1,610,000	1,793,910

Plum Borough School District GO, 5.00% due 9/15/2022 (Insured: BAM) (State Aid Withholding)	AA/NR	1,410,000	1,666,000

Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	470,000	558,224

Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	1,495,000	1,775,626

Plum Borough School District GO, 5.00% due 9/15/2024 (Insured: BAM) (State Aid Withholding)	AA/NR	1,885,000	2,261,925

School District of Pittsburgh GO, 5.50% due 9/1/2016 (Insured: AGM) (State Aid Withholding)	AA/Aa3	4,000,000	4,130,880

Wayne County Hospital and HFA, 2.00% due 7/1/2016 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	500,000	503,165

Wayne County Hospital and HFA, 2.00% due 7/1/2017 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	1,000,000	1,016,950

Wayne County Hospital and HFA, 2.00% due 7/1/2018 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	625,000	638,213

Wayne County Hospital and HFA, 3.00% due 7/1/2019 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	1,185,000	1,231,713

Rhode Island — 1.60%

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2018 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	870,000	962,264

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2019 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,250,000	1,423,387

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2020 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,300,000	1,518,218

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2021 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,000,000	2,386,040

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2022 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,280,000	2,766,347

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2023 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,380,000	2,922,759

Rhode Island Convention Center Authority, 5.00% due 5/15/2018 (Convention Center and Parking Projects)	AA-/Aa3	5,890,000	6,402,960

Rhode Island Convention Center Authority, 5.00% due 5/15/2019 (Convention Center and Parking Projects)	AA-/Aa3	7,310,000	8,156,571

Rhode Island Convention Center Authority, 5.00% due 5/15/2020 (Convention Center and Parking Projects)	AA-/Aa3	5,890,000	6,707,768

Rhode Island Health & Educational Building Corp., 5.00% due 9/15/2020 (University of Rhode Island Auxiliary Enterprise)	A+/A1	750,000	860,025

Rhode Island Health & Educational Building Corp., 5.00% due 9/15/2023 (University of Rhode Island Auxiliary Enterprise)	A+/A1	1,400,000	1,662,794

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Training School Project)	AA-/Aa3	1,575,000	1,771,544

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Kent County Courthouse)	AA-/Aa3	600,000	677,448

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Training School Project)	AA-/Aa3	1,405,000	1,620,710

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Kent County Courthouse)	AA-/Aa3	1,375,000	1,586,104

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Kent County Courthouse)	AA-/Aa3	2,000,000	2,349,260

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Training School Project)	AA-/Aa3	3,540,000	4,158,190

State of Rhode Island and Providence Plantations COP, 5.00% due 4/1/2022 (Energy Conservation Project)	AA-/Aa3	2,020,000	2,386,428

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Kent County Courthouse)	AA-/Aa3	2,100,000	2,495,514

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Training School Project)	AA-/Aa3	3,620,000	4,301,791

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Kent County Courthouse)	AA-/Aa3	1,500,000	1,797,720

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Training School Project)	AA-/Aa3	1,705,000	2,043,408

State of Rhode Island and Providence Plantations COP, 5.00% due 11/1/2024 (Information Technology Project)	AA-/Aa3	3,010,000	3,631,204

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2016 (Consolidated Capital Development Loan)	AA/Aa2	3,000,000	3,079,320

State of Rhode Island and Providence Plantations GO, 5.00% due 10/1/2019 (Consolidated Capital Development Loan)	AA/Aa2	5,000,000	5,661,100

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2020 (Consolidated Capital Development Loan)	AA/Aa2	8,365,000	9,683,491

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2020 (Consolidated Capital Development Loan)	AA/Aa2	1,200,000	1,336,776

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2021 (Consolidated Capital Development Loan)	AA/Aa2	16,535,000	19,527,008

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2021 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,128,820

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2022 (Consolidated Capital Development Loan)	AA/Aa2	9,825,000	11,766,813

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2022 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,135,880

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

South Carolina — 0.44%

Berkeley County School District, 5.00% due 12/1/2020 (School Facility Equipment Acquisition)	AA-/NR	550,000	631,076

Berkeley County School District, 5.00% due 12/1/2021 (School Facility Equipment Acquisition)	AA-/NR	1,000,000	1,166,590

Berkeley County School District, 5.00% due 12/1/2024 (School Facility Equipment Acquisition)	AA-/NR	2,000,000	2,380,920

City of Charleston Public Facilities Corp., 5.00% due 9/1/2019 (City of Charleston Project)	AA+/Aa1	390,000	441,691

City of Charleston Public Facilities Corp., 5.00% due 9/1/2020 (City of Charleston Project)	AA+/Aa1	700,000	810,229

City of Charleston Public Facilities Corp., 5.00% due 9/1/2021 (City of Charleston Project)	AA+/Aa1	460,000	542,115

City of Charleston Public Facilities Corp., 5.00% due 9/1/2022 (City of Charleston Project)	AA+/Aa1	425,000	509,180

City of Charleston Public Facilities Corp., 5.00% due 9/1/2023 (City of Charleston Project)	AA+/Aa1	345,000	418,033

City of Charleston Public Facilities Corp., 5.00% due 9/1/2025 (City of Charleston Project)	AA+/Aa1	930,000	1,144,681

City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2016 (Convention Center Complex)	AA-/NR	1,560,000	1,607,798

City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2017 (Convention Center Complex)	AA-/NR	710,000	754,396

County of Charleston, 5.00% due 12/1/2022 (South Aviation Ave. Construction)	AA+/NR	1,810,000	2,196,525

County of Charleston, 5.00% due 12/1/2023 (South Aviation Ave. Construction)	AA+/NR	2,460,000	3,014,607

Greenville County School District, 5.50% due 12/1/2016 (Building Equity Sooner for Tomorrow)	AA/Aa2	3,500,000	3,658,060

Greenwood County, 5.00% due 10/1/2022 (Self Regional Healthcare)	A+/A1	1,000,000	1,157,890

Greenwood Fifty Facilities School District, 5.00% due 12/1/2016 (Insured: AGM)	AA/A1	1,000,000	1,038,050

Piedmont Municipal Power Agency, 5.00% due 1/1/2016 (Electric Generation and Transmission Facilities)	A-/Baa1	490,000	490,000

Piedmont Municipal Power Agency, 6.75% due 1/1/2019 (Insured: Natl-Re)	NR/A3	3,800,000	4,387,024

SCAGO Educational Facilities Corp., 5.00% due 12/1/2021 (School District of Pickens County)	A/A1	1,810,000	2,134,768

SCAGO Educational Facilities Corp., 5.00% due 12/1/2022 (School District of Pickens County)	A/A1	500,000	597,175

SCAGO Educational Facilities Corp., 5.00% due 12/1/2023 (School District of Pickens County)	A/A1	1,000,000	1,204,140

SCAGO Educational Facilities Corp., 5.00% due 12/1/2024 (School District of Pickens County)	A/A1	1,010,000	1,224,150

SCAGO Educational Facilities Corp., 5.00% due 12/1/2025 (School District of Pickens County)	A/A1	1,000,000	1,205,620

South Dakota — 0.37%

South Dakota Building Authority, 4.50% due 6/1/2016 (Insured: Natl-Re) (ETM)	AA+/A3	2,000,000	2,034,480

South Dakota Building Authority, 5.00% due 6/1/2022	AA+/Aa2	500,000	598,590

South Dakota Building Authority, 5.00% due 6/1/2024	AA+/Aa2	1,000,000	1,204,160

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2016 (Regional Health)	NR/A1	1,000,000	1,028,330

South Dakota Health & Educational Facilities Authority, 2.00% due 11/1/2016 (Sanford Health)	A+/A1	400,000	403,840

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2017 (Prairie Lakes Health)	A+/NR	2,215,000	2,311,729

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2017 (Regional Health)	NR/A1	1,100,000	1,172,017

South Dakota Health & Educational Facilities Authority, 3.00% due 11/1/2017 (Sanford Health)	A+/A1	450,000	465,188

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2018 (Prairie Lakes Health)	A+/NR	2,290,000	2,441,415

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health)	NR/A1	1,000,000	1,094,980

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health)	NR/A1	1,275,000	1,398,802

South Dakota Health & Educational Facilities Authority, 4.00% due 11/1/2018 (Sanford Health)	A+/A1	800,000	857,792

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2019 (Prairie Lakes Health)	A+/NR	2,440,000	2,653,085

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2020 (Regional Health)	NR/A1	1,000,000	1,150,160

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Avera Health)	AA-/A1	1,670,000	1,948,205

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2021 (Sanford Health)	A+/A1	350,000	409,385

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2022 (Sanford Health)	A+/A1	1,070,000	1,264,783

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2024 (Sanford Health)	A+/A1	400,000	478,916

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2025 (Sanford Health)	A+/A1	965,000	1,158,434

South Dakota Housing Development Authority, 4.00% due 11/1/2016 (Single Family Mtg)	NR/Aa3	1,040,000	1,066,447

South Dakota Housing Development Authority, 4.00% due 11/1/2017 (Single Family Mtg)	NR/Aa3	1,055,000	1,105,693

South Dakota Housing Development Authority, 4.00% due 11/1/2018 (Single Family Mtg)	NR/Aa3	1,165,000	1,244,791

Tennessee — 0.67%

Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2019	NR/Baa1	6,000,000	6,724,980

Hallsdale-Powell Utility District, 3.00% due 4/1/2016	AA/NR	500,000	503,325

State of Tennessee GO, 4.00% due 8/1/2017	AA+/Aaa	3,250,000	3,417,667

State of Tennessee GO, 4.00% due 8/1/2018	AA+/Aaa	2,000,000	2,156,080

State of Tennessee GO, 5.00% due 8/1/2018	AA+/Aaa	2,000,000	2,207,000

State of Tennessee GO, 5.00% due 8/1/2019	AA+/Aaa	3,000,000	3,413,160

State of Tennessee GO, 5.00% due 8/1/2019	AA+/Aaa	2,000,000	2,275,440

State of Tennessee GO, 5.00% due 8/1/2020	AA+/Aaa	2,000,000	2,336,940

State of Tennessee GO, 5.00% due 8/1/2020	AA+/Aaa	2,000,000	2,336,940

Tennessee Energy Acquisition Corp., 5.00% due 2/1/2017	BBB+/A3	5,000,000	5,208,800

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2017	BBB+/A3	11,000,000	11,740,365

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018	BBB+/A3	5,000,000	5,491,000

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020	BBB+/A3	1,190,000	1,360,325

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Texas — 6.24%

Austin Community College Public Facilities Corp., 5.25% due 8/1/2017 (Round Rock Campus) (ETM)	AA/Aa2	1,500,000	1,605,075

Bexar Metropolitan Water District, 4.50% due 5/1/2021 (Waterworks System; Insured: Natl-Re)	AA-/A1	1,200,000	1,215,912

Capital Area Cultural Education Facilities Finance Corp., 5.00% due 4/1/2018 (Roman Catholic Diocese of Austin)	NR/Baa1	1,370,000	1,471,407

Cities of Dallas and Fort Worth, 5.25% due 11/1/2023 (DFW International Airport Terminal Renewal & Improvement Program)	A+/A2	3,000,000	3,573,030

City of Austin, 5.00% due 11/15/2022 (Water and Wastewater System)	AA/Aa2	2,640,000	3,156,067

City of Beaumont, 5.00% due 9/1/2023 (Waterworks & Sewer System Improvements; Insured: AGM)	AA/A2	5,000,000	6,058,450

City of Beaumont, 5.00% due 9/1/2024 (Waterworks & Sewer System Improvements; Insured: AGM)	AA/A2	2,500,000	3,009,500

City of Brownsville, 5.00% due 9/1/2020 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,500,000	1,724,025

City of Brownsville, 5.00% due 9/1/2022 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,520,000	1,801,139

City of Brownsville, 5.00% due 9/1/2022 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,300,000	1,540,448

City of Brownsville, 5.00% due 9/1/2023 (Water, Wastewater & Electric Utilities Systems)	A+/A2	2,380,000	2,852,025

City of Bryan, 5.00% due 7/1/2019 (Electric System)	A+/A2	8,000,000	8,432,160

City of Denton GO, 4.00% due 2/15/2016	AA+/Aa2	3,535,000	3,551,685

City of Denton GO, 5.00% due 2/15/2017	AA+/Aa2	3,675,000	3,853,752

City of Denton GO, 5.00% due 2/15/2019	AA+/Aa2	3,990,000	4,462,017

City of Denton GO, 5.00% due 2/15/2020	AA+/Aa2	4,195,000	4,671,971

City of Houston, 5.00% due 7/1/2017 (Airport System)	AA-/Aa3	1,600,000	1,697,024

City of Houston, 5.00% due 7/1/2018 (Airport System)	AA-/Aa3	1,000,000	1,093,570

City of Houston, 0% due 9/1/2020 (Convention & Entertainment Facilities; Insured: AGM/AMBAC)	AA/A2	3,650,000	3,248,427

City of Houston, 5.00% due 9/1/2020 (Convention & Entertainment Facilities)	A-/A2	650,000	746,343

City of Houston, 5.00% due 9/1/2021 (Convention & Entertainment Facilities)	A-/A2	1,500,000	1,753,335

City of Houston, 5.00% due 5/15/2022 (Combined Utility System)	AA/Aa2	3,000,000	3,606,840

City of Houston, 5.00% due 9/1/2022 (Convention & Entertainment Facilities)	A-/A2	600,000	707,832

City of Houston, 5.00% due 11/15/2022 (Combined Utility System)	AA/Aa2	5,000,000	6,069,950

City of Houston, 5.00% due 5/15/2023 (Combined Utility System)	AA/Aa2	4,445,000	5,423,211

City of Houston, 5.00% due 11/15/2023 (Combined Utility System)	AA/Aa2	5,000,000	6,136,550

City of Houston, 5.00% due 5/15/2024 (Combined Utility System)	AA/Aa2	7,250,000	8,929,317

City of Houston, 5.00% due 9/1/2024 (Convention & Entertainment Facilities)	A-/A2	1,215,000	1,455,886

City of Houston, 5.00% due 11/15/2024 (Combined Utility System)	AA/Aa2	5,000,000	6,200,650

City of Laredo, 5.00% due 3/15/2021 (Sports Venues; Insured: AGM)	AA/A1	600,000	698,418

City of Laredo, 5.00% due 3/15/2022 (Sports Venues; Insured: AGM)	AA/A1	2,000,000	2,362,780

City of Laredo, 5.00% due 3/15/2023 (Sports Venues; Insured: AGM)	AA/A1	1,500,000	1,784,565

City of Laredo, 5.00% due 3/15/2024 (Sports Venues; Insured: AGM)	AA/A1	300,000	359,247

City of Laredo GO, 5.00% due 2/15/2018 pre-refunded 2/15/2017 (Streets, Sidewalks, Drainage, Signals, Lighting; Insured: Natl-Re)	AA/Aa2	2,000,000	2,095,840

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Lubbock GO, 5.00% due 2/15/2020 (Waterworks System)	AA+/Aa2	2,000,000	2,296,600

City of Lubbock GO, 5.00% due 2/15/2020 (Waterworks System)	AA+/Aa2	2,325,000	2,669,798

City of Lubbock GO, 5.00% due 2/15/2021 (Waterworks System)	AA+/Aa2	7,490,000	8,809,663

City of Lubbock GO, 5.00% due 2/15/2022 (Waterworks System)	AA+/Aa2	2,895,000	3,466,589

City of Lubbock GO, 5.00% due 2/15/2023 (Waterworks System)	AA+/Aa2	500,000	608,370

City of Lubbock GO, 5.00% due 2/15/2023 (Waterworks System)	AA+/Aa2	4,180,000	5,085,973

City of Lubbock GO, 5.00% due 2/15/2024 (Waterworks System)	AA+/Aa2	4,460,000	5,472,955

City of Lubbock GO, 5.00% due 2/15/2024 (Waterworks System)	AA+/Aa2	4,440,000	5,448,413

City of Lubbock GO, 5.00% due 2/15/2025 (Waterworks System)	AA+/Aa2	7,735,000	9,561,156

City of Lubbock GO, 5.00% due 2/15/2025 (Waterworks System)	AA+/Aa2	5,725,000	7,076,615

City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2020 (University of the Incarnate Word Project)	NR/A3	3,620,000	4,160,973

City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2021 (University of the Incarnate Word Project)	NR/A3	1,000,000	1,169,630

City of San Antonio, 5.00% due 2/1/2022 (CPS Energy)	AA/Aa1	20,000,000	24,032,200

City of San Antonio, 5.25% due 2/1/2024 (CPS Energy)	AA/Aa1	7,000,000	8,774,570

City of San Antonio, 3.00% due 12/1/2045 put 12/1/2020 (CPS Energy)	AA-/Aa2	36,000,000	38,391,120

City of San Antonio Public Facilities Corp., 5.00% due 9/15/2022 (Convention Center Refinancing & Expansion)	AA+/Aa2	1,450,000	1,736,332

City of Weslaco GO, 5.25% due 2/15/2019 (Waterworks and Sewer System; Insured: Natl-Re)	AA-/A2	2,835,000	2,955,006

Clifton Higher Education Finance Corp., 5.00% due 8/15/2016 (IDEA Public Schools)	BBB/NR	225,000	230,139

Clifton Higher Education Finance Corp., 5.00% due 8/15/2017 (IDEA Public Schools)	BBB/NR	315,000	332,807

Clifton Higher Education Finance Corp., 5.00% due 8/15/2018 (IDEA Public Schools)	BBB/NR	325,000	352,472

Clifton Higher Education Finance Corp., 5.00% due 8/15/2019 (IDEA Public Schools)	BBB/NR	445,000	493,719

Clifton Higher Education Finance Corp., 5.00% due 8/15/2023 (IDEA Public Schools)	BBB/NR	1,100,000	1,256,915

Collin County GO, 5.00% due 2/15/2016 (Road and Highway Construction)	AAA/Aaa	1,465,000	1,473,746

Corpus Christi Business & Job Development Corp., 5.00% due 3/1/2021 (Seawall Project)	A+/A1	625,000	721,919

Dallas Convention Center Hotel Development Corp., 0% due 1/1/2018	A/A1	5,240,000	5,019,606

Dallas Convention Center Hotel Development Corp., 5.00% due 1/1/2019	A/A1	5,200,000	5,699,824

Dallas County Utility & Reclamation District, 5.00% due 2/15/2017 (Insured: AMBAC)	A-/A3	1,160,000	1,215,054

Dallas County Utility & Reclamation District, 5.00% due 2/15/2017 (Insured: AMBAC)	A-/A3	1,260,000	1,319,800

Dallas County Utility & Reclamation District, 5.00% due 2/15/2018 (Insured: AMBAC)	A-/A3	1,935,000	2,021,436

Dallas County Utility & Reclamation District, 5.00% due 2/15/2018 (Insured: AMBAC)	A-/A3	2,035,000	2,125,903

Dallas County Utility & Reclamation District, 5.00% due 2/15/2019 (Insured: AMBAC)	A-/A3	2,175,000	2,267,916

Grayson County GO, 1.625% due 1/1/2017 (State Highway Toll System)	AA/Aa2	1,200,000	1,211,280

Grayson County GO, 4.00% due 1/1/2020 (State Highway Toll System)	AA/Aa2	2,000,000	2,203,240

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Grayson County GO, 5.00% due 1/1/2022 (State Highway Toll System)	AA/Aa2	3,000,000	3,564,330

Guadalupe-Blanco River Authority, 5.625% due 10/1/2017 (AEP Texas Central Co.)	BBB/Baa1	5,000,000	5,371,900

Gulf Coast Waste Disposal Authority, 4.00% due 10/1/2016 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	500,000	512,275

Gulf Coast Waste Disposal Authority, 4.00% due 10/1/2017 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	800,000	839,800

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2019 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	1,000,000	1,124,790

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2020 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	2,000,000	2,284,420

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2022 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	1,635,000	1,914,781

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2023 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/NR	500,000	597,760

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2024 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/NR	350,000	422,188

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2025 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/NR	1,000,000	1,216,540

Harris County Cultural Education Facilities Finance Corp., 3.00% due 10/1/2016 (Texas Children’s Hospital)	AA/Aa2	5,590,000	5,694,421

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2018 (Texas Medical Center Central Heating & Cooling Services Corp.)	AA/Aa3	2,365,000	2,617,960

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2019 (Texas Medical Center Central Heating & Cooling Services Corp.)	AA/Aa3	1,000,000	1,137,650

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2022 (Memorial Hermann Health)	A+/A1	200,000	238,692

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2023 (Memorial Hermann Health)	A+/A1	400,000	482,488

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2024 (Memorial Hermann Health)	A+/A1	3,000,000	3,651,360

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2025 (Memorial Hermann Health)	A+/A1	2,845,000	3,419,292

Harris County GO, 5.00% due 10/1/2017 (Texas Permanent Improvement)	AAA/Aaa	3,500,000	3,751,405

Harris County GO, 5.00% due 10/1/2018 (Texas Permanent Improvement)	AAA/Aaa	3,000,000	3,318,570

Harris County GO, 5.00% due 10/1/2019 (Texas Permanent Improvement)	AAA/Aaa	700,000	798,063

Harris County GO, 5.00% due 10/1/2020 (Texas Permanent Improvement)	AAA/Aaa	500,000	584,625

Harris County Health Facilities Development Corp., 5.00% due 7/1/2016 (CHRISTUS Health System; Insured: AGM)	AA/A1	6,260,000	6,395,404

Harris County Health Facilities Development Corp., 7.00% due 12/1/2027 pre-refunded 12/1/2018 (Memorial Hermann Healthcare System; LOC: JPMorgan Chase Bank, N.A.)	NR/NR	1,245,000	1,457,609

Harris County Hospital District, 5.00% due 2/15/2017 (Insured: Natl-Re)	AA-/A2	1,500,000	1,559,520

Harris County-Houston Sports Authority, 5.00% due 11/15/2022 (Insured: AGM)	AA/A2	5,410,000	6,468,791

Harris County-Houston Sports Authority, 5.00% due 11/15/2023 (Insured: AGM)	AA/A2	9,475,000	11,388,666

Harris County-Houston Sports Authority, 5.00% due 11/15/2024 (Insured: AGM)	AA/A2	7,930,000	9,593,397

Hays County GO, 5.00% due 2/15/2022	AA/NR	750,000	890,858

Hays County GO, 5.00% due 2/15/2023	AA/NR	1,500,000	1,802,850

Hays County GO, 5.00% due 2/15/2024	AA/NR	1,300,000	1,574,612

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Hays County GO, 5.00% due 2/15/2025	AA/NR	500,000	608,785

Houston Higher Education Finance Corp., 5.00% due 8/15/2016 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	880,000	903,496

Houston Higher Education Finance Corp., 5.00% due 8/15/2017 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	925,000	983,109

Houston Higher Education Finance Corp., 5.00% due 8/15/2019 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	1,020,000	1,144,246

Houston Higher Education Finance Corp., 5.875% due 5/15/2021 (Cosmos Foundation, Inc.)	BBB/NR	1,645,000	1,844,160

Houston Higher Education Finance Corp., 5.00% due 8/15/2021 (KIPP Inc.; Guaranty: PSF)	AAA/NR	300,000	350,310

Houston Higher Education Finance Corp., 5.00% due 8/15/2022 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	1,185,000	1,404,782

Houston ISD GO, 2.00% due 6/1/2037 put 6/1/2016 (Harris County School Buildings; Guaranty: PSF)	AAA/Aaa	10,000,000	10,062,300

Hutto ISD GO, 0% due 8/1/2017 pre-refunded 8/1/2016 (Guaranty: PSF)	AAA/NR	2,170,000	2,065,601

Irving ISD GO, 0% due 2/15/2017 pre-refunded 2/15/2016 (Guaranty: PSF)	NR/Aaa	155,000	147,634

Irving ISD GO, 0% due 2/15/2017 (Guaranty: PSF)	AAA/Aaa	845,000	804,879

Kerrville Health Facilities Development Corp., 5.25% due 8/15/2021 (Sid Peterson Memorial Hospital)	BBB+/NR	4,000,000	4,024,320

Laredo Community College District GO, 5.00% due 8/1/2019 (School Facilities Improvements)	AA-/Aa3	880,000	990,871

Laredo Community College District GO, 5.00% due 8/1/2020 (School Facilities Improvements)	AA-/Aa3	1,360,000	1,567,074

Laredo Community College District GO, 5.00% due 8/1/2022 (School Facilities Improvements)	AA-/Aa3	655,000	778,271

Laredo Community College District GO, 5.00% due 8/1/2023 (School Facilities Improvements)	AA-/Aa3	610,000	730,298

Laredo Community College District GO, 5.00% due 8/1/2024 (School Facilities Improvements)	AA-/Aa3	715,000	862,826

Lower Colorado River Authority, 5.00% due 5/15/2025	A/A2	8,020,000	9,410,909

Lower Colorado River Authority, 5.00% due 5/15/2025 pre-refunded 5/15/2022	NR/NR	55,000	66,464

New Caney ISD GO, 5.00% due 2/15/2024 (Guaranty: PSF)	AAA/Aaa	865,000	1,039,981

North East ISD GO, 5.00% due 8/1/2016 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	2,000,000	2,055,060

North East ISD GO, 2.00% due 8/1/2044 put 8/1/2019 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	10,615,000	10,829,848

North Texas University, 5.00% due 4/15/2016	NR/Aa2	2,250,000	2,280,488

Northside ISD GO, 2.00% due 6/1/2039 put 6/1/2019 (Educational Facilities; Guaranty: PSF)	NR/Aaa	2,185,000	2,228,569

Pasadena ISD GO, 3.00% due 2/15/2044 put 8/15/2019 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	8,775,000	9,262,012

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2017	BBB+/NR	1,000,000	1,066,670

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2019	BBB+/NR	2,565,000	2,884,112

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2020	BBB+/NR	1,620,000	1,855,742

San Antonio Education Facilities Corp., 0.01% due 6/1/2033 put 1/8/2016 (Trinity University) (weekly demand notes)	AA/NR	2,000,000	2,000,000

San Antonio Public Facilities Corp., 5.00% due 9/15/2020 (Convention Center Refinancing & Expansion)	AA+/Aa2	915,000	1,059,414

San Juan Higher Education Finance Authority, 5.125% due 8/15/2020 (IDEA Public Schools)	BBB/NR	1,365,000	1,493,597

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Tarrant County Cultural Education Facilities Finance Corp., 5.00% due 8/15/2016 (Scott & White Memorial Hospital) (ETM)	AA-/Aa3	2,280,000	2,344,934

Tarrant County Cultural Education Facilities Finance Corp., 5.00% due 8/15/2017 (Scott & White Memorial Hospital) (ETM)	AA-/Aa3	2,000,000	2,135,200

Texas Municipal Power Agency, 5.00% due 9/1/2017 (Insured: AGM)	AA/A2	10,000,000	10,674,200

Texas Transportation Commission, 5.00% due 8/15/2022 (Central Texas Turnpike System)	BBB+/Baa1	400,000	468,472

Texas Transportation Commission, 5.00% due 8/15/2023 (Central Texas Turnpike System)	BBB+/Baa1	730,000	862,889

Texas Transportation Commission, 5.00% due 8/15/2024 (Central Texas Turnpike System)	BBB+/Baa1	1,000,000	1,191,230

Uptown Development Authority, 5.00% due 9/1/2017 (Infrastructure Improvements)	BBB/NR	1,580,000	1,673,425

Uptown Development Authority, 5.00% due 9/1/2018 (Infrastructure Improvements)	BBB/NR	1,870,000	2,034,915

Uptown Development Authority, 5.00% due 9/1/2019 (Infrastructure Improvements)	BBB/NR	1,945,000	2,165,544

Walnut Creek Special Utility District, 4.00% due 1/10/2020 (Water System Improvements; Insured: BAM)	AA/NR	520,000	566,909

Walnut Creek Special Utility District, 4.00% due 1/10/2021 (Water System Improvements; Insured: BAM)	AA/NR	445,000	489,740

Walnut Creek Special Utility District, 5.00% due 1/10/2022 (Water System Improvements; Insured: BAM)	AA/NR	525,000	613,179

Walnut Creek Special Utility District, 5.00% due 1/10/2024 (Water System Improvements; Insured: BAM)	AA/NR	750,000	888,413

West Harris County Regional Water Authority, 5.00% due 12/15/2020 (Insured: Natl-Re)	AA-/A1	2,140,000	2,284,557

Ysleta ISD, 5.00% due 8/15/2017 (District’s Unlimited Tax School Building Bonds; Guaranty: PSF)	AAA/Aaa	2,190,000	2,339,336

U.S. Virgin Islands — 0.10%

Virgin Islands Public Finance Authority, 6.75% due 10/1/2019 (Matching Fund Loan Diageo Project)	NR/Baa3	6,350,000	7,059,740

Utah — 1.36%

City of Murray, 0.01% due 5/15/2037 put 1/4/2016 (IHC Health Services, Inc.; SPA: Wells Fargo Bank N.A.) (daily demand notes)	AA+/Aa1	6,780,000	6,780,000

City of Murray, 0.01% due 5/15/2037 put 1/4/2016 (IHC Health Services, Inc.; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	38,390,000	38,390,000

Utah Transit Authority, 5.00% due 6/15/2022 (Integrated Mass Transit System)	A+/A1	710,000	849,714

Utah Transit Authority, 5.00% due 6/15/2023 (Integrated Mass Transit System)	A+/A1	775,000	937,742

Utah Transit Authority, 5.00% due 6/15/2024 (Integrated Mass Transit System)	A+/A1	825,000	1,007,317

Utah Transit Authority, 5.00% due 6/15/2025 (Integrated Mass Transit System)	A+/A1	1,235,000	1,512,862

Weber County, 0.01% due 2/15/2031 put 1/4/2016 (IHC Health Services, Inc.; SPA: The Bank of NY Mellon) (daily demand notes)	AA+/Aa1	29,800,000	29,800,000

Weber County, 0.01% due 2/15/2035 put 1/4/2016 (IHC Health Services, Inc.; SPA: The Bank of NY Mellon) (daily demand notes)	AA+/Aa1	20,700,000	20,700,000

Vermont — 0.27%

Vermont Colleges GO, 4.00% due 7/1/2017	A-/NR	3,650,000	3,767,640

Vermont EDA, 5.00% due 12/15/2020 (Vermont Public Service Corp.)	NR/NR	14,250,000	16,386,360

Virginia — 0.22%

Fairfax County EDA, 5.00% due 8/1/2016 (Wiehle Avenue Metrorail Station Parking Project)	AA+/Aa2	2,600,000	2,668,900

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Fairfax County GO, 5.00% due 10/1/2016 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	1,100,000	1,137,796

Fairfax County IDA, 4.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,500,000	6,239,310

Fairfax County IDA, 5.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,000,000	6,008,950

Washington — 2.28%

City of Seattle Municipal Light & Power, 5.00% due 2/1/2016 (Municipal Light & Power Improvements)	AA/Aa2	800,000	803,256

Energy Northwest, 5.00% due 7/1/2017 (Bonneville Power Administration Project 3)	AA-/Aa1	5,470,000	5,814,391

Energy Northwest, 5.00% due 7/1/2017 (Bonneville Power Administration Project 1)	AA-/Aa1	5,000,000	5,314,800

Energy Northwest, 5.00% due 7/1/2018 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,092,540

Energy Northwest, 5.00% due 7/1/2018 (Bonneville Power Administration Project 3)	AA-/Aa1	475,000	504,208

Energy Northwest, 5.00% due 7/1/2019 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,244,360

Energy Northwest, 5.00% due 7/1/2020 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,283,380

Energy Northwest, 5.00% due 7/1/2021 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,325,780

Energy Northwest, 5.00% due 7/1/2022 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,181,360

Energy Northwest, 5.00% due 7/1/2023 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,193,410

Energy Northwest, 5.00% due 7/1/2025 (Nine Canyon Wind Project Phase I-III)	NR/A2	850,000	1,026,333

King County Federal Way School District No. 210 GO, 4.125% due 12/1/2019 pre-refunded 12/1/2017 (Insured: Natl-Re)	AA+/Aa1	2,000,000	2,124,380

Marysville School District No. 25 GO, 4.00% due 12/1/2017 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,000,000	1,057,680

Marysville School District No. 25 GO, 4.00% due 12/1/2018 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,100,000	1,191,300

Marysville School District No. 25 GO, 5.00% due 12/1/2019 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,390,000	1,587,658

Marysville School District No. 25 GO, 5.00% due 12/1/2020 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,625,000	1,901,071

Marysville School District No. 25 GO, 5.00% due 12/1/2021 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,750,000	2,085,038

Marysville School District No. 25 GO, 5.00% due 12/1/2022 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	2,620,000	3,171,903

Marysville School District No. 25 GO, 5.00% due 12/1/2023 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,700,000	2,069,920

Port of Seattle, 5.50% due 9/1/2018 (Insured: Natl-Re)	AA-/A2	5,000,000	5,563,850

Seattle Municipal Light & Power, 5.00% due 2/1/2017	AA/Aa2	2,000,000	2,094,220

Skagit County Public Hospital District No. 1, 4.00% due 12/1/2016 (Skagit Regional Health)	NR/Baa2	1,000,000	1,021,830

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2018 (Skagit Regional Health)	NR/Baa2	800,000	864,416

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/Baa2	835,000	918,525

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/Baa2	1,160,000	1,308,967

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/Baa2	500,000	566,310

Skagit County Public Hospital District No. 1, 5.375% due 12/1/2022 (Skagit Regional Health)	NR/Baa2	500,000	501,500

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2023 (Skagit Regional Health)	NR/Baa2	750,000	852,578

Skagit County Public Hospital District No. 1 GO, 4.00% due 12/1/2017 (Skagit Regional Health)	NR/A1	1,000,000	1,052,850

Skagit County Public Hospital District No. 1 GO, 4.00% due 12/1/2018 (Skagit Regional Health)	NR/A1	1,270,000	1,361,948

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/A1	1,695,000	1,910,621

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2020 (Skagit Regional Health)	NR/A1	1,570,000	1,805,280

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/A1	3,135,000	3,662,840

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/A1	3,635,000	4,289,336

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2018 (Island Hospital)	NR/A1	1,000,000	1,070,330

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2019 (Island Hospital)	NR/A1	1,000,000	1,087,040

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2020 (Island Hospital)	NR/A1	1,000,000	1,098,070

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2021 (Island Hospital)	NR/A1	1,000,000	1,105,130

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2022 (Island Hospital)	NR/A1	1,700,000	1,992,910

State of Washington COP, 5.00% due 7/1/2016 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,415,000	2,471,173

State of Washington COP, 5.00% due 7/1/2017 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,555,000	2,715,863

State of Washington COP, 5.00% due 7/1/2018 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,670,000	2,932,354

State of Washington COP, 5.00% due 7/1/2019 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	1,000,000	1,128,400

State of Washington COP, 5.00% due 7/1/2020 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,290,000	3,802,483

State of Washington COP, 5.00% due 7/1/2021 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,125,000	3,688,656

State of Washington COP, 5.00% due 7/1/2022 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,000,000	3,599,670

State of Washington GO, 5.00% due 7/1/2016 (Various Purpose)	AA+/Aa1	2,000,000	2,046,820

State of Washington GO, 0% due 1/1/2018 (Stadium and Exhibition Center; Insured: Natl-Re)	AA+/Aa1	4,000,000	3,909,320

State of Washington GO, 0% due 1/1/2019 (Stadium and Exhibition Center; Insured: Natl-Re)	AA+/Aa1	3,000,000	2,877,030

State of Washington GO, 0% due 12/1/2019 (Public Highway, Bridge, Ferry Capital and Operating Costs; Insured: Natl-Re)	AA+/Aa1	3,030,000	2,855,108

State of Washington GO, 5.00% due 7/1/2025 (Motor Vehicle Fuel Tax)	AA+/Aa1	10,475,000	12,964,174

Tacoma School District No.10 GO, 5.00% due 12/1/2017 (Pierce County Capital Projects)	AA+/Aa1	2,280,000	2,459,710

Tacoma School District No.10 GO, 5.00% due 12/1/2018 (Pierce County Capital Projects)	AA+/Aa1	4,000,000	4,450,160

Tacoma School District No.10 GO, 5.00% due 12/1/2019 (Pierce County Capital Projects)	AA+/Aa1	2,000,000	2,286,860

Tacoma School District No.10 GO, 5.00% due 12/1/2020 (Pierce County Capital Projects)	AA+/Aa1	2,500,000	2,931,225

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Washington Health Care Facilities Authority, 5.00% due 8/15/2016 ( Health Systems)	AA-/Aa3	2,075,000	2,133,328

Washington Health Care Facilities Authority, 5.00% due 7/1/2017 (Overlake Hospital Medical Center)	A/A2	1,245,000	1,320,696

Washington Health Care Facilities Authority, 5.00% due 8/15/2017 ( Health Systems)	AA-/Aa3	1,000,000	1,065,960

Washington Health Care Facilities Authority, 5.25% due 8/1/2018 (Highline Medical Center; Insured: FHA 242) (ETM)	NR/NR	7,935,000	8,367,696

Washington Health Care Facilities Authority, 5.00% due 8/15/2018 ( Health Systems)	AA-/Aa3	2,000,000	2,202,020

Washington Health Care Facilities Authority, 5.00% due 7/1/2019 (Overlake Hospital Medical Center)	A/A2	1,050,000	1,176,756

Washington Health Care Facilities Authority, 4.75% due 7/1/2020 (Overlake Hospital Medical Center)	A/A2	1,000,000	1,103,950

Washington Health Care Facilities Authority, 0.01% due 8/15/2041 put 1/4/2016 ( Health Systems; LOC: Barclays Bank plc) (daily demand notes)	A/Aa1	15,690,000	15,690,000

Washington Health Care Facilities Authority, 0.02% due 8/15/2041 put 1/8/2016 ( Health System; LOC: Barclays Bank plc) (weekly demand notes)	A/Aa1	4,600,000	4,600,000

West Virginia — 0.10%

Mason County, 1.625% due 10/1/2022 put 10/1/2018 (Appalachian Power Company Project)	BBB/Baa1	3,300,000	3,296,403

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2020 (Higher Education Facilities)	A+/Aa3	1,000,000	1,143,900

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2021 (Higher Education Facilities)	A+/Aa3	1,000,000	1,168,490

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2022 (Higher Education Facilities)	A+/Aa3	1,500,000	1,780,845

Wisconsin — 0.64%

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2016 (Aurora Health Care, Inc.)	NR/A2	3,695,000	3,774,442

Wisconsin Health & Educational Facilities Authority, 5.00% due 4/15/2017 (Aurora Health Care, Inc.)	NR/A2	1,295,000	1,353,754

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2017 (Agnesian Healthcare, Inc.)	A/A3	1,000,000	1,052,790

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2017 (Aurora Health Care, Inc.)	NR/A2	5,025,000	5,292,430

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2018 (Agnesian Healthcare, Inc.)	A/A3	1,855,000	2,003,734

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2019 (Agnesian Healthcare, Inc.)	A/A3	1,000,000	1,104,850

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2020 (Agnesian Healthcare, Inc.)	A/A3	2,110,000	2,380,650

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2020 (ProHealth Care, Inc.)	A+/A1	1,075,000	1,232,627

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2021 (ProHealth Care, Inc.)	A+/A1	2,575,000	3,003,429

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2022 (ProHealth Care, Inc.)	A+/A1	1,600,000	1,846,464

Wisconsin Health & Educational Facilities Authority, 5.00% due 12/1/2022 (UnityPoint Health)	NR/Aa3	1,000,000	1,196,370

Wisconsin Health & Educational Facilities Authority, 1.25% due 8/15/2025 put 8/15/2017 (Aurora Health Care, Inc.)	NR/A2	1,800,000	1,802,610

Wisconsin Health & Educational Facilities Authority, 5.125% due 8/15/2027 put 8/15/2016 (Aurora Health Care, Inc.)	NR/A2	4,500,000	4,622,175

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2043 put 6/1/2021 (Ascension Health Alliance System)	AA+/Aa2	10,000,000	11,697,000

WPPI Energy, 5.00% due 7/1/2021 (Power Supply System)	A/A1	4,100,000	4,832,383

TOTAL INVESTMENTS — 95.83% (Cost $6,831,949,511)			$7,056,144,440

OTHER ASSETS LESS LIABILITIES — 4.17%			307,117,458

NET ASSETS — 100.00%			$7,363,261,898

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Insured by Build America Mutual Insurance Co.

BHAC	Insured by Berkshire Hathaway Assurance Corp.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Insured by Federal Housing Administration

FSA	Insured by Financial Security Assurance Co.

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IBC	Insured Bond Certificate

IDA	Industrial Development Authority

ISD	Independent School District

JEA	Jacksonville Electric Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Insured by Qualified School Bond Loan Fund

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$6,831,949,511

Gross unrealized appreciation on a tax basis	$226,784,029
Gross unrealized depreciation on a tax basis	(2,589,100)

Net unrealized appreciation (depreciation) on investments (tax basis)	$224,194,929

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2015 (Unaudited)

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$7,056,144,440	$-	$7,056,144,440	$-

Total Investments in Securities	$7,056,144,440	$-	$7,056,144,440	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2015.

SCHEDULE OF INVESTMENTS

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 1.55%

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2016 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	$160,000	$162,402

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2017 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	750,000	780,255

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2019 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	815,000	877,250

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2020 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	845,000	956,075

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2021 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	890,000	1,023,197

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2022 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	930,000	1,077,452

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2023 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	980,000	1,125,481

Alabama Public School & College Authority, 5.00% due 5/1/2016 (Educational Facilities)	NR/Aa1	2,000,000	2,031,680

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Educational Facilities)	AA/Aa1	775,000	915,136

Alabama Public School & College Authority, 5.00% due 6/1/2026 (Educational Facilities)	AA/Aa1	4,380,000	5,187,584

City of Mobile Industrial Development Board, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A-/A1	2,000,000	2,017,860

East Alabama Health Care Authority GO, 5.00% due 9/1/2027 (Health Care Facilities Capital Improvements)	A/NR	1,250,000	1,379,862

Montgomery Water Works & Sanitary Sewer Board, 5.00% due 9/1/2017	AAA/Aa1	2,185,000	2,334,585

University of Alabama at Birmingham Hospital, 5.25% due 9/1/2025	A+/A1	2,000,000	2,193,820

Alaska — 0.20%

Alaska Housing Finance Corp. GO, 5.00% due 12/1/2021 (State Capital Project)	AA+/Aa2	500,000	584,255

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A/A2	2,000,000	2,285,160

Arizona — 1.71%

Arizona Board of Regents, 5.00% due 8/1/2024 (University of Arizona SPEED)	A+/Aa3	1,635,000	1,917,168

Arizona Board of Regents, 5.00% due 8/1/2029 (University of Arizona SPEED)	A+/Aa3	1,000,000	1,178,360

Arizona HFA, 5.00% due 7/1/2017 (Dignity Health)	A/A3	1,450,000	1,535,246

Arizona HFA, 5.00% due 12/1/2031 (Scottsdale Lincoln Hospitals)	NR/A2	2,500,000	2,850,775

Arizona State University Energy Management LLC, 5.00% due 7/1/2017 (Tempe Campus Project)	AA-/A1	465,000	492,193

City of Flagstaff GO, 1.75% due 7/1/2016 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	200,000	201,338

City of Flagstaff GO, 3.00% due 7/1/2020 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	700,000	746,319

City of Flagstaff GO, 4.00% due 7/1/2022 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	420,000	476,860

City of Flagstaff GO, 4.00% due 7/1/2023 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	200,000	228,486

Phoenix Civic Improvement Corp., 5.00% due 7/1/2017 (Insured: Natl-Re)	AA+/Aa3	1,000,000	1,063,270

Pima County IDA, 5.00% due 12/1/2030 (Providence Day School Project)	BBB+/NR	2,000,000	2,150,280

Salt Verde Financial Corp., 5.25% due 12/1/2022 (Salt River Project Agricultural Improvement and Power District)	BBB+/Baa1	2,000,000	2,348,700

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Salt Verde Financial Corp., 5.25% due 12/1/2028 (Salt River Project Agricultural Improvement and Power District)	BBB+/Baa1	770,000	926,849

State of Arizona, 5.00% due 7/1/2019 (Insured: AGM)	AA/A1	7,280,000	8,190,728

Arkansas — 0.30%

Board of Trustees of the University of Arkansas, 5.00% due 11/1/2031 (Fayetteville Campus)	NR/Aa2	1,000,000	1,183,960

Board of Trustees of the University of Arkansas, 5.00% due 11/1/2032 (Fayetteville Campus)	NR/Aa2	655,000	773,234

Board of Trustees of the University of Arkansas, 5.00% due 11/1/2033 (Fayetteville Campus)	NR/Aa2	1,000,000	1,173,640

Board of Trustees of the University of Arkansas, 5.00% due 11/1/2034 (Fayetteville Campus)	NR/Aa2	1,000,000	1,167,660

California — 6.30%

Alameda County Joint Powers Authority, 5.25% due 12/1/2027 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,000,000	1,219,250

Alameda County Joint Powers Authority, 5.25% due 12/1/2028 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,150,000	1,398,262

Alameda County Joint Powers Authority, 5.25% due 12/1/2029 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,500,000	1,818,975

Brentwood Infrastructure Financing Authority, 5.00% due 11/1/2026 (Insured: AGM)	AA/NR	2,000,000	2,239,200

California Educational Facilities Authority, 5.50% due 4/1/2029 (Pitzer College)	NR/A2	3,000,000	3,440,190

California HFFA, 5.00% due 11/15/2022 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,136,810

California HFFA, 5.00% due 3/1/2026 (Adventist Health System/West)	A/NR	3,020,000	3,553,000

California HFFA, 5.25% due 3/1/2027 (Dignity Health)	A/A3	5,250,000	6,117,195

California Infrastructure & Economic Development Bank, 5.75% due 8/15/2029 (King City Joint Union High School District)	AA-/NR	1,500,000	1,729,515

California Pollution Control Financing Authority, 5.25% due 6/1/2023 put 12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)	BBB+/Baa3	2,000,000	2,117,200

California State Public Works Board, 5.00% due 6/1/2017 (University of California Multiple Campus Capital Projects; Insured: Natl-Re) (ETM)	AA+/Aaa	2,000,000	2,120,760

California State Public Works Board, 5.00% due 4/1/2028 (Corrections & Rehabilitation and Judicial Council)	A+/A1	2,500,000	2,955,825

California Statewide Community Development Authority, 6.25% due 8/15/2028 pre-refunded 8/15/2018 (Enloe Medical Center; Insured: California Mtg Insurance)	AA-/NR	1,050,000	1,193,336

California Statewide Community Development Authority, 6.00% due 7/1/2030 (Aspire Public Schools)	NR/NR	7,015,000	7,677,847

Carson Redevelopment Agency, 6.25% due 10/1/2022 (Redevelopment Project Area No. 1)	A-/NR	1,620,000	1,872,347

Carson Redevelopment Agency, 6.375% due 10/1/2024 (Redevelopment Project Area No. 1)	A-/NR	1,300,000	1,485,432

Chico Redevelopment Agency, 5.00% due 4/1/2030 (Chico Amended & Merged Redevelopment; Insured: AMBAC)	A+/NR	5,500,000	5,547,630

Corona-Norco USD COP, 5.00% due 4/15/2018 (Insured: AGM)	AA/A1	1,245,000	1,354,336

Corona-Norco USD COP, 5.00% due 4/15/2021 (Insured: AGM)	AA/A1	1,000,000	1,144,770

Delano Financing Authority, 5.00% due 12/1/2025 (City of Delano Police Station and Woollomes Avenue Bridge)	A-/NR	2,555,000	2,795,885

El Camino Hospital District, 6.25% due 8/15/2017 (Insured: AMBAC) (ETM)	NR/NR	300,000	315,561

Franklin-McKinley School District GO, 5.25% due 8/1/2027 (Insured: Natl-Re)	NR/A1	1,000,000	1,223,890

Fresno USD GO, 6.00% due 8/1/2026 (Educational Facilities and Improvements; Insured: Natl-Re)	AA-/A3	1,165,000	1,407,774

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Jurupa Public Financing Authority, 5.50% due 9/1/2025 (Eastvale Community Services; Insured: AGM)	AA/NR	1,195,000	1,445,819

Jurupa Public Financing Authority, 5.50% due 9/1/2027 (Eastvale Community Services; Insured: AGM)	AA/NR	1,335,000	1,594,617

Los Angeles Department of Water & Power, 0.01% due 7/1/2034 put 1/4/2016 (Electric Power Plant; SPA: Royal Bank of Canada) (daily demand notes)	AA-/Aa3	100,000	100,000

Los Angeles Regional Airport Improvement Corp., 5.00% due 1/1/2017 (LAX Fuel Corp.; Insured: AGM) (AMT)	AA/A2	1,120,000	1,145,290

M-S-R Energy Authority, 6.125% due 11/1/2029	BBB+/NR	2,500,000	3,259,625

North City West School Facilities Financing Authority, 5.00% due 9/1/2024 (Carmel Valley Schools; Insured: AGM)	AA/NR	1,080,000	1,277,294

Oakland USD GO, 5.00% due 8/1/2032 (County of Alameda Educational Facilities)	NR/NR	1,000,000	1,155,560

Oakland USD GO, 5.00% due 8/1/2033 (County of Alameda Educational Facilities)	NR/NR	1,000,000	1,150,200

Oakland USD GO, 5.00% due 8/1/2034 (County of Alameda Educational Facilities)	NR/NR	1,000,000	1,143,090

Redwood City Redevelopment Agency, 0% due 7/15/2023 (Redevelopment Area A-2; Insured: AMBAC)	A-/NR	2,065,000	1,624,391

San Jose Redevelopment Agency, 5.25% due 8/1/2027 (Merged Area Redevelopment Project)	A/A2	2,400,000	2,656,752

San Jose Redevelopment Agency, 5.375% due 8/1/2028 (Merged Area Redevelopment Project)	A/A2	1,175,000	1,308,997

San Mateo Union High School District GO, 0% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA+/Aaa	3,000,000	2,857,260

Saratoga Union School District GO, 0% due 9/1/2023 (Insured: Natl-Re)	AA+/Aa2	900,000	748,800

State of California GO, 5.25% due 9/1/2026 (Kindergarten University Facilities)	AA-/Aa3	5,000,000	5,996,800

State of California GO, 0.01% due 5/1/2034 put 1/4/2016 (Kindergarten-University Facilities; LOC: Citibank N.A.) (daily demand notes)	AAA/Aa1	100,000	100,000

Tuolumne Wind Project Authority, 5.875% due 1/1/2029 (Tuolumne Co.)	AA-/A2	3,000,000	3,419,700

Turlock Irrigation District, 5.00% due 1/1/2021	AA-/A2	1,750,000	2,005,273

William S. Hart Union High School District GO, 0% due 9/1/2021 (Educational Facilities)	AA/A2	800,000	706,576

Colorado — 0.97%

City & County of Denver COP, 0.01% due 12/1/2029 put 1/4/2016 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	1,895,000	1,895,000

Denver Convention Center Hotel Authority, 5.25% due 12/1/2023 (Insured: Syncora)	BBB-/Baa3	2,530,000	2,626,975

Housing Authority of the City and County of Denver, 5.20% due 11/1/2027 pre-refunded 11/1/2017 (Three Towers Rehabilitation; Insured: AGM) (AMT)	NR/Aaa	1,220,000	1,315,538

Housing Authority of the City and County of Denver, 5.20% due 11/1/2027 (Three Towers Rehabilitation; Insured: AGM) (AMT)	NR/A2	1,335,000	1,411,255

Park Creek Metropolitan District, 5.25% due 12/1/2020 pre-refunded 12/1/2019 (Insured: AGM)	AA/NR	1,120,000	1,283,991

Regional Transportation District COP, 5.50% due 6/1/2022 (FasTracks Transportation System)	A/Aa3	3,000,000	3,484,320

Regional Transportation District COP, 5.00% due 6/1/2028 (North Metro Rail Line)	A/Aa3	1,550,000	1,799,147

Connecticut — 1.90%

City of Hartford GO, 5.00% due 7/1/2031 (Various Public Improvements; Insured: AGM)	AA/A2	1,700,000	1,948,965

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Connecticut Health & Educational Facilities Authority, 5.75% due 7/1/2029 (Ethel Walker School)	BBB/NR	1,350,000	1,427,355

Connecticut Housing Finance Authority, 0.01% due 5/15/2039 put 1/4/2016 (Housing Mortgage Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	21,650,000	21,650,000

State of Connecticut GO Floating Rate Note, 0.53% due 9/15/2017 (Public Facility Improvements)	AA/Aa3	2,000,000	1,991,160

Delaware — 0.04%

Delaware Solid Waste Authority, 5.00% due 6/1/2021 (Capital Improvement Program; Insured: Natl-Re)	AA+/Aa3	615,000	626,660

District of Columbia — 0.61%

District of Columbia Association of American Medical Colleges, 5.00% due 2/15/2017 (Insured: AMBAC) (ETM)	NR/NR	1,000,000	1,048,180

Metropolitan Airports Authority, 0% due 10/1/2023 (Dulles Toll Road; Insured: AGM)	AA/A3	4,890,000	3,867,452

Metropolitan Airports Authority, 0% due 10/1/2024 (Dulles Toll Road; Insured: AGM)	AA/A3	5,000,000	3,775,900

Florida — 6.02%

Broward County School Board COP, 5.00% due 7/1/2030 (Educational Facilities)	A/A1	1,250,000	1,467,750

Broward County School Board COP, 5.00% due 7/1/2032 (Educational Facilities)	A/A1	2,000,000	2,324,940

City of Hollywood Community Redevelopment Agency, 5.00% due 3/1/2021 pre-refunded 3/1/2017 (Beach Community Redevelopment Project; Insured: Syncora)	NR/A3	3,000,000	3,150,240

City of Jacksonville, 5.00% due 10/1/2026 (Better Jacksonville Plan)	A/A1	2,075,000	2,437,523

City of Lakeland, 5.00% due 10/1/2018 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	2,000,000	2,209,240

City of Lakeland, 5.25% due 10/1/2027 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	3,680,000	4,628,814

City of Lakeland, 5.25% due 10/1/2036 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	2,770,000	3,601,277

Escambia County HFA, 5.95% due 7/1/2020 (Florida Health Care Facility; Insured: AMBAC)	NR/NR	1,565,000	1,657,085

Florida Department of Management Services, 5.00% due 9/1/2018 (Financing or Acquisition of State-Owned Office Buildings; Insured: AMBAC)	AA+/Aa2	500,000	507,030

Florida Department of Management Services COP, 3.50% due 8/1/2016 (Correctional Facilities Construction and Improvements; Insured: AGM)	AA+/Aa2	500,000	509,035

Florida Municipal Loan Council, 5.00% due 10/1/2020 (Insured: Natl-Re)	AA-/A3	1,000,000	1,052,900

Florida Municipal Loan Council, 5.00% due 10/1/2024 (Insured: Natl-Re)	AA-/A3	2,235,000	2,337,162

Florida State Department of Children & Families COP, 5.00% due 10/1/2018 (South Florida Evaluation Treatment)	AA+/NR	2,090,000	2,098,235

Florida State Department of Children & Families COP, 5.00% due 10/1/2019 (South Florida Evaluation Treatment)	AA+/NR	2,255,000	2,263,885

Hillsborough County, 5.00% due 3/1/2017 pre-refunded 3/1/2016 (Water & Wastewater System; Insured: Natl-Re)	AA-/A1	5,630,000	5,674,252

Lake County School Board COP, 5.00% due 6/1/2026 (School District Facility Projects)	A/NR	1,210,000	1,406,456

Manatee County, 5.00% due 10/1/2026 (Public Utilities System Improvements)	NR/Aa2	370,000	451,422

Manatee County, 5.00% due 10/1/2027 (Public Utilities System Improvements)	NR/Aa2	470,000	569,941

Manatee County, 5.00% due 10/1/2028 (Public Utilities System Improvements)	NR/Aa2	1,030,000	1,241,912

Manatee County, 5.00% due 10/1/2031 (Public Utilities System Improvements)	NR/Aa2	2,675,000	3,182,768

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Manatee County, 5.00% due 10/1/2033 (Public Utilities System Improvements)	NR/Aa2	1,535,000	1,811,192

Miami-Dade County Aviation Department, 5.00% due 10/1/2028	A/A2	1,000,000	1,180,060

Miami-Dade County Aviation Department, 5.00% due 10/1/2029	A/A2	1,335,000	1,568,265

Miami-Dade County Aviation Department, 5.00% due 10/1/2030	A/A2	1,000,000	1,167,530

Miami-Dade County Aviation Department, 5.00% due 10/1/2031	A/A2	2,000,000	2,325,800

Miami-Dade County Educational Facilities Authority, 5.25% due 4/1/2018 pre-refunded 4/1/2016 (University of Miami)	A-/A3	250,000	253,082

Miami-Dade County Educational Facilities Authority, 5.25% due 4/1/2024 (University of Miami; Insured: AMBAC)	A-/A3	1,000,000	1,216,310

Miami-Dade County GO, 5.00% due 10/1/2023 (Seaport Properties)	AA/Aa2	1,040,000	1,213,722

Miami-Dade County GO, 6.25% due 7/1/2026 (Building Better Communities)	AA/Aa2	2,130,000	2,397,038

Miami-Dade County School Board COP, 5.00% due 10/1/2021 (Insured: AMBAC)	A/A1	3,035,000	3,545,092

Miami-Dade County School Board COP, 5.25% due 5/1/2022 pre-refunded 5/1/2018 (Insured: AGM)	AA/A1	2,600,000	2,856,750

Miami-Dade County School Board COP, 5.00% due 5/1/2030	A/A1	3,250,000	3,770,845

Orange County HFA, 6.25% due 10/1/2016 (Orlando Health; Insured: Natl-Re)	AA-/A3	795,000	820,718

Orange County HFA, 5.125% due 10/1/2026 (Orlando Health, Inc.)	A/A3	2,000,000	2,220,060

Palm Beach County HFA, 5.00% due 12/1/2025 (Boca Raton Regional Hospital)	BBB+/NR	500,000	580,935

Palm Beach County School Board COP, 5.00% due 8/1/2032 pre-refunded 8/1/2016	NR/Aa3	1,500,000	1,539,360

Sarasota County Public Hospital Board, 1.657% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	AA-/A1	2,000,000	2,045,100

School Board of Broward County COP, 5.00% due 7/1/2020 pre-refunded 7/1/2016 (Educational Facilities and Equipment; Insured: AGM)	AA/A1	1,000,000	1,023,110

School Board of Broward County COP, 5.00% due 7/1/2026 (Educational Facilities and Equipment)	A/A1	3,000,000	3,449,370

School Board of Broward County COP, 5.00% due 7/1/2027 (Educational Facilities and Equipment)	A/A1	2,000,000	2,283,460

South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)	AA/Aa2	1,500,000	1,598,025

Sunshine State Governmental Finance Commission, 5.00% due 9/1/2028 (Miami-Dade County Program)	AA-/Aa3	3,500,000	4,079,425

Georgia — 3.45%

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2024 (UGAREF Bolton Commons, LLC)	NR/Aa2	485,000	581,593

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2025 (UGAREF Bolton Commons, LLC)	NR/Aa2	510,000	607,313

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2027 (UGAREF Bolton Commons, LLC)	NR/Aa2	735,000	860,214

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2028 (UGAREF Bolton Commons, LLC)	NR/Aa2	590,000	687,456

Athens-Clarke County Unified Government Development Authority, 0.01% due 7/1/2035 put 1/4/2016 (University of Georgia Athletic Association; LOC: Wells Fargo Bank, N.A.) (daily demand notes)	NR/Aa1	15,530,000	15,530,000

City of Atlanta, 5.50% due 11/1/2022 (Water & Wastewater System; Insured: Natl-Re)	AA-/Aa3	530,000	641,894

City of Atlanta, 5.50% due 11/1/2024 (Water & Wastewater System; Insured: AGM)	AA/Aa3	5,000,000	5,644,450

Clarke County Hospital Authority, 5.00% due 1/1/2023 (Athens Regional Medical Center)	AA/Aa1	2,060,000	2,430,759

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Clarke County Hospital Authority, 5.00% due 1/1/2024 (Athens Regional Medical Center)	AA/Aa1	2,310,000	2,690,041

Clarke County Hospital Authority, 5.00% due 1/1/2025 (Athens Regional Medical Center)	AA/Aa1	525,000	607,845

Clarke County Hospital Authority, 5.00% due 1/1/2026 (Athens Regional Medical Center)	AA/Aa1	725,000	834,997

Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Assoc.)	NR/A2	3,000,000	3,396,660

Gwinnett County School District GO, 4.50% due 10/1/2017 (Capital Projects)	AAA/Aaa	7,000,000	7,459,200

Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	AA-/A1	665,000	687,224

State of Georgia GO, 5.00% due 12/1/2016 (Various Capital Outlay Projects)	AAA/Aaa	4,790,000	4,987,971

Valdosta and Lowndes County Hospital Authority, 5.00% due 10/1/2024 (South Medical Center)	AA-/Aa2	1,200,000	1,390,872

Guam — 2.87%

Government of Guam, 5.00% due 11/15/2031 (Economic Development)	A/NR	5,500,000	6,312,075

Government of Guam, 5.00% due 11/15/2032 (Economic Development)	A/NR	12,000,000	13,717,320

Government of Guam, 5.00% due 11/15/2033 (Economic Development)	A/NR	10,500,000	11,974,095

Guam Power Authority, 5.00% due 10/1/2023 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,373,900

Guam Power Authority, 5.00% due 10/1/2024 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,375,300

Guam Power Authority, 5.00% due 10/1/2025 (Electric Power System; Insured: AGM)	AA/A2	2,500,000	2,955,275

Guam Waterworks Authority, 5.25% due 7/1/2024 (Water and Wastewater System)	A-/Baa2	1,000,000	1,168,770

Hawaii — 1.19%

State of Hawaii GO, 5.00% due 12/1/2016	AA/Aa2	4,915,000	5,118,137

State of Hawaii GO, 5.00% due 12/1/2027 pre-refunded 12/1/2021	NR/NR	145,000	173,991

State of Hawaii GO, 5.00% due 12/1/2027	AA/Aa2	9,855,000	11,667,433

Illinois — 7.21%

Board of Trustees of Southern Illinois University, 5.25% due 4/1/2019 (Housing & Auxiliary Facilities; Insured: Natl-Re)	AA-/A3	1,000,000	1,114,960

Chicago Housing Authority, 5.00% due 7/1/2018 pre-refunded 7/1/2016 (Low-Income Public Housing Program; Insured: AGM)	NR/A2	5,295,000	5,406,301

Chicago O’Hare International Airport, 5.00% due 1/1/2019 (2015 Airport Projects)	A/NR	1,000,000	1,106,020

Chicago O’Hare International Airport, 5.00% due 1/1/2020 (2015 Airport Projects)	A/NR	1,000,000	1,134,140

Chicago O’Hare International Airport, 5.00% due 1/1/2021 (2015 Airport Projects)	A/NR	1,000,000	1,158,060

Chicago Park District GO, 5.00% due 1/1/2025 (Capital Improvement Plan)	AA+/NR	1,000,000	1,129,170

Chicago Park District GO, 5.00% due 1/1/2027 (Capital Improvement Plan)	AA+/NR	1,945,000	2,158,503

Chicago Park District GO, 5.00% due 1/1/2028 (Capital Improvement Plan)	AA+/NR	3,450,000	3,810,904

Chicago Park District GO, 5.00% due 1/1/2029 (Capital Improvement Plan)	AA+/NR	1,995,000	2,194,939

Chicago Park District GO, 5.00% due 1/1/2030 (Capital Improvement Plan)	AA+/NR	3,500,000	3,832,885

Chicago Transit Authority, 5.00% due 12/1/2018 (Bombardier Transit Rail System)	AA/A1	1,500,000	1,621,380

City of Chicago, 5.00% due 1/1/2019 (Midway Airport; Insured: AMBAC) (AMT)	A-/A3	1,210,000	1,214,574

City of Chicago, 5.00% due 1/1/2028 (Wastewater Transmission System)	A/NR	5,365,000	6,079,135

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Chicago, 5.00% due 1/1/2029 (Wastewater Transmission System)	A/NR	2,500,000	2,816,150

City of Chicago, 5.75% due 11/1/2030 (Water System; Insured: AMBAC)	AA+/Aa1	1,270,000	1,579,055

City of Chicago, 5.00% due 1/1/2032 (Midway Airport)	A-/A3	4,805,000	5,414,803

City of Chicago, 5.00% due 1/1/2033 (Midway Airport)	A-/A3	5,000,000	5,615,800

City of Chicago, 5.25% due 1/1/2034 (Midway Airport)	A-/A3	4,700,000	5,315,700

City of Chicago GO, 5.00% due 1/1/2020 (Municipal Facilities Projects; Insured: AMBAC)	BBB+/Ba1	1,000,000	1,019,260

City of Chicago GO, 5.00% due 12/1/2022 (Modern Schools Across Chicago Program; Insured: AMBAC)	BBB+/Ba1	415,000	422,740

City of Chicago GO, 5.00% due 12/1/2024 (Modern Schools Across Chicago Program; Insured: AMBAC)	BBB+/Ba1	500,000	509,510

City of Mount Vernon GO, 4.00% due 12/15/2025 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,900,000	2,006,989

City of Waukegan GO, 5.00% due 12/30/2016 (Insured: AGM)	NR/A2	1,500,000	1,557,585

City of Waukegan GO, 5.00% due 12/30/2017 (Insured: AGM)	NR/A2	1,680,000	1,792,358

City of Waukegan GO, 5.00% due 12/30/2018 (Insured: AGM)	NR/A2	2,000,000	2,184,900

Community College District No. 525 GO, 6.25% due 6/1/2024 (Joliet Junior College)	AA/NR	500,000	556,655

Cook County Community College District No. 508 GO, 5.25% due 12/1/2026 (City Colleges of Chicago)	AA/NR	1,000,000	1,147,170

Cook County GO, 5.25% due 11/15/2024	AA/A2	3,000,000	3,298,950

Cook County School District No. 104 GO, 0% due 12/1/2022 (Argo Summit Elementary School Facilities; Insured: AGM) (ETM)	NR/NR	2,000,000	1,758,400

DuPage County Community Consolidated School District No. 93 GO, 2.00% due 1/1/2016 (Carol Stream Educational Facilities) (State Aid Withholding)	AA+/NR	485,000	485,000

Forest Preserve District of DuPage County GO, 4.00% due 11/1/2022 (Land Acquisition and Development)	AAA/NR	750,000	856,920

Illinois Development Finance Authority, 0.11% due 2/1/2021 put 1/7/2016 (Teachers Academy for Mathematics and Science; LOC: JPMorgan Chase Bank, N.A.) (weekly demand notes)	NR/Aa2	100,000	100,000

Illinois Educational Facilities Authority, 5.00% due 11/1/2016 (Rush University Medical Center) (ETM)	AA-/Aaa	1,000,000	1,036,680

Illinois Educational Facilities Authority, 5.75% due 11/1/2028 pre-refunded 11/1/2018 (Rush University Medical Center)	AA-/Aaa	1,000,000	1,131,040

Illinois Finance Authority, 5.00% due 11/1/2016 (Central DuPage Health)	AA+/Aa2	2,000,000	2,069,600

Illinois Finance Authority, 5.00% due 11/1/2017 (Central DuPage Health)	AA+/Aa2	2,000,000	2,137,480

Illinois Finance Authority, 5.00% due 8/1/2022 (Bradley University; Insured: Syncora)	A/NR	1,000,000	1,049,810

Illinois Finance Authority, 6.125% due 11/1/2023 pre-refunded 11/1/2018 (Advocate Health Care Network)	AA/Aa2	5,175,000	5,907,159

Illinois Finance Authority, 5.00% due 8/15/2024 (Silver Cross Hospital and Medical Centers)	NR/Baa1	1,000,000	1,150,120

Illinois Finance Authority, 5.00% due 11/15/2033 (Rush University Medical Center)	A+/A1	1,000,000	1,154,360

Illinois HFA, 5.70% due 2/20/2021 (Midwest Care Center I, Inc.; Collateralized: GNMA)	NR/Aa1	500,000	502,165

Illinois Toll Highway Authority, 5.00% due 1/1/2037 (Move Illinois Program)	AA-/Aa3	5,550,000	6,382,444

McHenry & Lake Counties Community Consolidated School District No. 15 GO, 0% due 1/1/2017 (Insured: AGM) (ETM)	NR/Aa2	45,000	44,651

McHenry & Lake Counties Community Consolidated School District No. 15 GO, 0% due 1/1/2017 (Insured: AGM)	NR/Aa2	955,000	942,891

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2022 (McCormick Place Expansion Project)	BBB+/NR	1,000,000	1,150,790

Niles Park District GO, 2.00% due 12/1/2016 (Parks and Recreation Projects)	NR/Aa2	330,000	333,468

Niles Park District GO, 3.00% due 12/1/2017 (Parks and Recreation Projects)	NR/Aa2	340,000	352,655

Niles Park District GO, 3.00% due 12/1/2018 (Parks and Recreation Projects)	NR/Aa2	350,000	365,687

Niles Park District GO, 3.00% due 12/1/2019 (Parks and Recreation Projects)	NR/Aa2	360,000	378,540

Niles Park District GO, 3.00% due 12/1/2020 (Parks and Recreation Projects)	NR/Aa2	370,000	391,319

State of Illinois, 5.00% due 6/15/2018	AAA/NR	2,000,000	2,179,260

Tazewell County School District GO, 9.00% due 12/1/2024 (Insured: Natl-Re)	NR/Aa3	1,205,000	1,802,559

Village of Tinley Park GO, 4.00% due 12/1/2021	AA+/NR	585,000	654,270

Village of Tinley Park GO, 5.00% due 12/1/2024	AA+/NR	870,000	1,028,575

Indiana — 2.88%

Allen County Jail Building Corp., 5.00% due 4/1/2018 (Insured: Syncora)	NR/Aa2	2,495,000	2,524,291

Board of Trustees for the Vincennes University, 5.375% due 6/1/2022	NR/Aa3	895,000	1,050,381

City of Carmel Redevelopment Authority, 0% due 2/1/2016 (Performing Arts Center)	AA+/Aa1	1,730,000	1,729,550

City of Carmel Redevelopment Authority, 0% due 2/1/2021 (Performing Arts Center)	AA+/Aa1	2,000,000	1,812,720

City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 (Performing Arts Center)	NR/NR	2,730,000	2,999,860

City of Petersburg, 5.40% due 8/1/2017 (Indianapolis Power and Light Company; Insured: Natl-Re/IBC)	AA-/A2	1,325,000	1,416,041

Clay Multi-School Building Corp., 5.00% due 1/15/2018 (State Aid Withholding)	AA+/NR	1,735,000	1,869,220

Fort Wayne Redevelopment Authority, 5.00% due 8/1/2023 pre-refunded 2/1/2017 (Harrison Square; Insured: AGM)	NR/Aa2	2,290,000	2,397,035

Franklin Township Multi-School Building Corp., 5.00% due 7/10/2017 (Franklin Central High School) (State Aid Withholding)	AA+/NR	630,000	669,778

Hobart Building Corp., 6.50% due 7/15/2019 (Insured: Natl-Re) (State Aid Withholding)	AA+/A3	1,000,000	1,159,900

Indiana Bond Bank, 5.25% due 10/15/2020 (Natural Gas Utility Improvements)	NR/A3	5,340,000	6,168,234

Indiana Bond Bank, 5.25% due 4/1/2023 (Hendricks Regional Health Financing Program; Insured: AMBAC)	AA/NR	2,000,000	2,389,320

Indiana Finance Authority, 5.00% due 3/1/2019 (Indiana University Health)	AA-/Aa3	5,000,000	5,591,400

Indiana Finance Authority, 5.00% due 11/1/2021 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	605,000	667,381

Indiana Finance Authority, 5.25% due 9/15/2022 (Marian University)	BBB-/NR	2,480,000	2,668,034

Indiana Finance Authority, 5.25% due 9/15/2023 (Marian University)	BBB-/NR	2,605,000	2,779,066

Indiana Finance Authority, 4.10% due 11/15/2046 put 11/3/2016 (Ascension Health)	AA+/Aa2	1,000,000	1,029,760

Noblesville Redevelopment Authority, 5.00% due 8/1/2017 pre-refunded 8/1/2016 (146th Street Extension)	AA/NR	1,000,000	1,026,960

Noblesville Redevelopment Authority, 5.00% due 8/1/2020 pre-refunded 8/1/2016 (146th Street Extension)	AA/NR	1,000,000	1,026,960

Iowa — 0.33%

Iowa Finance Authority, 5.00% due 2/15/2030 (UnityPoint Health)	NR/Aa3	2,250,000	2,586,150

Iowa Finance Authority, 5.00% due 2/15/2032 (UnityPoint Health)	NR/Aa3	1,850,000	2,104,893

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Kansas — 0.15%

[a]	Johnson County Community College GO, 4.00% due 9/1/2016 (Various Capital Improvements)	NR/Aaa	1,460,000	1,494,456

	Kansas Development Finance Authority, 5.00% due 6/1/2020 (Wichita State University)	NR/Aa3	575,000	660,842

	Kentucky — 0.19%

	Louisville/Jefferson County Metro Government, 5.25% due 10/1/2026 (Norton Suburban Hospital and Kosair Children’s Hospital)	A-/NR	2,320,000	2,706,396

	Louisiana — 2.88%

	City of New Orleans, 6.00% due 6/1/2024 pre-refunded 6/1/2019 (Sewerage System; Insured: AGM)	AA/A3	750,000	873,623

	City of New Orleans GO, 4.00% due 12/1/2016 (Public Improvements)	A+/A3	2,320,000	2,388,254

	East Baton Rouge Sewerage Commission, 5.00% due 2/1/2030	AA-/Aa3	1,170,000	1,386,321

	East Baton Rouge Sewerage Commission, 5.00% due 2/1/2031	AA-/Aa3	2,655,000	3,129,873

	East Baton Rouge Sewerage Commission, 5.00% due 2/1/2032	AA-/Aa3	3,000,000	3,526,050

	Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2023	A+/NR	1,230,000	1,393,356

	Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2025	A+/NR	1,350,000	1,522,395

[b]	Law Enforcement District of the Parish of Plaquemines, 5.15% due 9/1/2027	A+/NR	1,490,000	1,682,195

	Law Enforcement District of the Parish of Plaquemines, 5.30% due 9/1/2029	A+/NR	1,650,000	1,871,199

	Louisiana Energy and Power Authority, 5.25% due 6/1/2029 (LEPA Unit No. 1; Insured: AGM)	AA/A2	1,000,000	1,176,460

	Louisiana Energy and Power Authority, 5.25% due 6/1/2030 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,955,000	3,465,210

	Louisiana Energy and Power Authority, 5.25% due 6/1/2031 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,145,000	2,508,792

	Louisiana Public Facilities Authority, 5.00% due 7/1/2022 (Black & Gold Facilities; Insured: CIFG)	AA/A3	1,590,000	1,672,362

	New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: AGM) (AMT)	AA/A2	1,000,000	1,075,260

	New Orleans Aviation Board, 5.25% due 1/1/2020 (Insured: AGM)	AA/A2	2,000,000	2,143,540

	New Orleans Regional Transit Authority, 5.00% due 12/1/2023 (Insured: AGM)	AA/Aa3	1,000,000	1,137,950

	New Orleans Regional Transit Authority, 5.00% due 12/1/2024 (Insured: AGM)	AA/Aa3	1,000,000	1,130,740

	Office Facilities Corp., 5.00% due 3/1/2019 (Louisiana State Capitol Complex Program)	AA-/Aa3	390,000	433,895

	Parish of Lafourche, 5.00% due 1/1/2024 (Roads, Highways and Bridges)	AA-/NR	1,065,000	1,273,165

	Parish of Lafourche, 5.00% due 1/1/2025 (Roads, Highways and Bridges)	AA-/NR	2,620,000	3,156,681

	St. Tammany Parish, 5.00% due 6/1/2019 pre-refunded 6/1/2016 (Insured: CIFG)	AA/NR	1,300,000	1,338,298

	St. Tammany Parish, 5.00% due 6/1/2020 pre-refunded 6/1/2016 (Insured: CIFG)	AA/NR	1,000,000	1,029,460

	Terrebonne Parish Hospital Service District 1, 5.00% due 4/1/2028 (General Medical Center)	A+/A2	1,500,000	1,659,825

	Maryland — 0.87%

	County of Montgomery GO, 5.00% due 12/1/2016 (Consolidated Public Improvements)	AAA/Aaa	8,300,000	8,643,039

	County of Montgomery GO, 0.01% due 6/1/2026 put 1/4/2016 (Consolidated Public Improvements; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	150,000	150,000

	County of Montgomery GO, 0.01% due 6/1/2026 put 1/4/2016 (Consolidated Public Improvements; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	3,600,000	3,600,000

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Massachusetts — 1.14%

Massachusetts Bay Transportation Authority, 5.25% due 7/1/2030 (Transportation Capital Program)	AAA/Aa1	1,000,000	1,304,290

Massachusetts Development Finance Agency, 5.00% due 7/1/2019 (CareGroup Healthcare System)	A-/A3	2,800,000	3,116,708

Massachusetts Development Finance Agency, 5.00% due 7/1/2020 (CareGroup Healthcare System)	A-/A3	5,000,000	5,689,850

Massachusetts Development Finance Agency, 5.00% due 7/1/2021 (CareGroup Healthcare System)	A-/A3	2,330,000	2,693,037

Massachusetts DFA, 5.50% due 10/1/2025 (Simmons College)	BBB+/Baa1	460,000	539,842

Massachusetts DFA, 5.50% due 10/1/2028 (Simmons College)	BBB+/Baa1	1,330,000	1,532,506

Massachusetts Educational Financing Authority, 5.50% due 1/1/2022 (Higher Education Student Loans)	AA/NR	1,130,000	1,276,200

Michigan — 5.72%

Board of Governors of Wayne State University, 5.00% due 11/15/2031 (Educational Facilities and Equipment)	AA-/Aa3	1,010,000	1,165,439

Brighton Area Schools GO, 5.00% due 5/1/2016 (Livingston County School Building and Site; Insured: Q-SBLF)	NR/Aa1	370,000	375,646

City of Troy GO, 5.00% due 10/1/2016 (Public Safety Facilities and City Hall)	AAA/NR	1,060,000	1,092,319

City of Troy GO, 5.00% due 11/1/2025 (Downtown Development Authority-Community Center Facilities)	AAA/NR	300,000	357,846

County of Genesee, 5.00% due 11/1/2024 (Water Supply System; Insured: BAM)	AA/A2	610,000	706,331

County of Genesee, 5.00% due 11/1/2025 (Water Supply System; Insured: BAM)	AA/A2	345,000	396,381

County of Genesee, 5.25% due 11/1/2026 (Water Supply System; Insured: BAM)	AA/A2	900,000	1,042,956

County of Genesee, 5.25% due 11/1/2027 (Water Supply System; Insured: BAM)	AA/A2	1,375,000	1,584,894

County of Genesee, 5.25% due 11/1/2028 (Water Supply System; Insured: BAM)	AA/A2	645,000	737,274

County of Genesee, 5.00% due 11/1/2029 (Water Supply System; Insured: BAM)	AA/A2	1,210,000	1,360,282

County of Genesee, 5.00% due 11/1/2030 (Water Supply System; Insured: BAM)	AA/A2	1,195,000	1,338,149

County of Genesee, 5.125% due 11/1/2032 (Water Supply System; Insured: BAM)	AA/A2	750,000	842,370

Detroit City School District GO, 5.25% due 5/1/2026 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA/Aa1	3,150,000	3,716,339

Detroit City School District GO, 5.25% due 5/1/2027 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA/Aa1	1,100,000	1,299,903

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2019 (Bronson Hospital; Insured: AGM)	AA/A2	2,000,000	2,187,460

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2022 (Bronson Hospital; Insured: AGM)	NR/A2	2,470,000	2,780,133

Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2026 (Bronson Hospital)	NR/A2	1,285,000	1,427,455

Michigan Finance Authority, 5.00% due 4/1/2026 (Government Loan Program)	A+/NR	1,580,000	1,761,384

Michigan Finance Authority, 5.00% due 8/1/2031 (Beaumont Health Credit Group)	A/A1	19,080,000	21,777,721

Michigan Finance Authority, 5.00% due 8/1/2032 (Beaumont Health Credit Group)	A/A1	12,000,000	13,657,920

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	930,000	986,088

Michigan State Building Authority, 0% due 10/15/2025 pre-refunded 10/15/2016 (Insured: Nat’l-Re)	AA-/Aa2	2,790,000	1,792,463

Michigan State Building Authority, 0% due 10/15/2025 (Insured: Nat’l-Re)	AA-/Aa2	2,210,000	1,408,897

Michigan State Hospital Finance Authority, 5.00% due 11/15/2024 pre-refunded 11/15/2017 (Edward W. Sparrow Hospital Association)	NR/NR	1,520,000	1,637,420

Michigan State Hospital Finance Authority, 5.00% due 11/15/2024 (Edward W. Sparrow Hospital Association)	A+/A1	620,000	658,824

Michigan State Hospital Finance Authority, 5.00% due 7/15/2025 pre-refunded 7/15/2017 (Oakwood Health System)	A/A1	3,000,000	3,194,310

Michigan State Hospital Finance Authority, 5.625% due 11/15/2029 (Henry Ford Health System)	A-/A3	2,500,000	2,866,175

Michigan Strategic Fund, 5.25% due 10/15/2023 (Michigan House of Representatives Facilities; Insured: AGM)	AA/Aa3	1,000,000	1,096,500

Royal Oak Hospital Finance Authority, 5.25% due 8/1/2016 (William Beaumont Hospital) (ETM)	NR/A1	2,000,000	2,056,340

Royal Oak Hospital Finance Authority, 8.00% due 9/1/2029 pre-refunded 9/1/2018 (William Beaumont Hospital)	NR/Aaa	2,540,000	3,004,414

South Lyon Community Schools GO, 4.00% due 5/1/2019 (School Buildings and Sites; Insured: Natl-Re)	AA-/Aa2	450,000	455,202

State of Michigan, 5.50% due 11/1/2020 (Trunk Line Fund; Insured: AGM)	AA+/Aa2	1,500,000	1,787,565

Warren Consolidated Schools District GO, 4.00% due 5/1/2018 (School Buildings and Sites; Insured: AGM)	AA/A2	750,000	758,483

Minnesota — 0.47%

Housing & Redevelopment Authority of the City of St. Paul, 5.25% due 5/15/2020 pre-refunded 11/15/2016 (HealthPartners Health System)	A/Aaa	1,965,000	2,046,705

Minnesota Agriculture & Economic Development Board, 5.50% due 2/15/2025 (Essentia Health; Insured: AGM)	AA/NR	2,500,000	2,861,325

State of Minnesota GO, 5.00% due 8/1/2016 (State Trunk Highway System)	AA+/Aa1	1,745,000	1,792,394

Mississippi — 0.80%

Mississippi Development Bank, 5.00% due 3/1/2018 (Municipal Energy Agency Power Supply; Insured: Syncora)	NR/Baa1	1,920,000	1,935,072

Mississippi Development Bank, 5.00% due 7/1/2022 (City of Canton Parking Facilities)	NR/NR	1,935,000	2,078,422

Mississippi Development Bank, 5.25% due 8/1/2027 (Department of Corrections)	AA-/NR	3,415,000	3,882,787

Mississippi Development Bank GO, 5.00% due 3/1/2025 (Capital City Convention Center)	AA-/A3	2,850,000	3,470,046

Missouri — 1.66%

Kansas City Metropolitan Community Colleges Building Corp., 5.00% due 7/1/2017 pre-refunded 7/1/2016 (Junior College District; Insured: Natl-Re)	NR/Aa2	1,000,000	1,023,410

Missouri Development Finance Board, 5.00% due 4/1/2019 (Eastland Center)	A-/NR	1,000,000	1,037,140

Missouri Development Finance Board, 5.00% due 4/1/2021 (Eastland Center)	A-/NR	2,000,000	2,062,080

Missouri Development Finance Board, 5.125% due 4/1/2022 (Eastland Center)	A-/NR	2,000,000	2,140,720

Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2019 (Webster University)	NR/A2	2,235,000	2,482,929

Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2021 (Webster University)	NR/A2	2,520,000	2,905,837

Missouri Health and Educational Facilities Authority, 0.01% due 9/1/2030 put 1/4/2016 (Washington University; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	6,200,000	6,200,000

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Missouri Health and Educational Facilities Authority, 0.01% due 9/1/2030 put 1/4/2016 (Washington University; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	900,000	900,000

Missouri Health and Educational Facilities Authority, 0.01% due 3/1/2040 put 1/4/2016 (Washington University; SPA: U.S. Bank, N.A.) (daily demand notes)	AAA/Aaa	700,000	700,000

Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Project-Public Improvements) (ETM)	NR/NR	665,000	700,903

Tax Increment Financing Commission of Kansas City, 5.00% due 5/1/2022 (Union Hill Redevelopment Project)	NR/NR	3,300,000	3,478,695

Nevada — 0.92%

Carson City, 5.00% due 9/1/2027 (Carson Tahoe Regional Medical Center)	BBB+/NR	2,450,000	2,710,704

Washoe County GO, 5.00% due 7/1/2026 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	5,000,000	5,703,550

Washoe County GO, 5.00% due 7/1/2029 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,298,120

Washoe County GO, 5.00% due 7/1/2032 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,298,120

New Hampshire — 1.81%

Manchester Housing & Redevelopment Authority, 0% due 1/1/2016 (Insured: Radian/ACA)	AA/Caa1	4,990,000	4,990,000

New Hampshire Health and Education Facilities Authority, 5.25% due 10/1/2023 (Southern New Hampshire Medical Center)	A-/NR	1,000,000	1,070,000

New Hampshire Health and Education Facilities Authority, 0.01% due 7/1/2033 put 1/4/2016 (University System of New Hampshire; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	A+/Aa3	11,685,000	11,685,000

New Hampshire Health and Education Facilities Authority, 0.01% due 7/1/2035 put 1/4/2016 (University System of New Hampshire; SPA: U.S. Bank, N.A.) (daily demand notes)	A+/Aa3	1,010,000	1,010,000

New Hampshire Municipal Bond Bank, 5.00% due 8/15/2026	AA+/Aa2	1,860,000	2,204,993

State of New Hampshire, 5.00% due 2/1/2022 (Turnpike System)	A+/A1	2,250,000	2,678,040

State of New Hampshire, 5.00% due 2/1/2024 (Turnpike System)	A+/A1	1,755,000	2,045,365

New Jersey — 2.39%

Burlington County Bridge Commission, 4.00% due 12/1/2017 (County Governmental Loan Program)	AA/Aa2	850,000	899,921

Cape May County Industrial Pollution Control Financing Authority, 6.80% due 3/1/2021 (Atlantic City Electric Company; Insured: Natl-Re)	AA-/A3	560,000	674,822

Essex County Improvement Authority, 5.50% due 10/1/2024 (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re)	NR/Aa2	2,500,000	3,157,825

New Jersey EDA, 5.00% due 3/1/2026 (School Facilities Construction)	A-/A3	2,000,000	2,164,280

New Jersey EDA, 5.50% due 9/1/2026 (School Facilities Construction; Insured: AMBAC)	A-/A3	3,000,000	3,503,910

New Jersey EDA, 5.50% due 9/1/2027 (School Facilities Construction; Insured: Natl-Re)	AA-/A3	1,700,000	2,020,280

New Jersey EDA, 5.00% due 6/15/2029 (School Facilities Construction)	A-/A3	12,890,000	13,856,492

New Jersey State Health Care Facilities Financing Authority, 5.00% due 7/1/2027 (Virtua Health)	A+/NR	2,000,000	2,334,480

New Jersey State Health Care Facilities Financing Authority, 5.00% due 7/1/2028 (Virtua Health)	A+/NR	1,000,000	1,155,540

New Jersey Water Supply Authority, 5.00% due 8/1/2019 (Manasquan Reservoir Water Supply System; Insured: Natl-Re)	AA/Aa3	635,000	637,540

Passaic Valley Sewage Commissioners GO, 5.75% due 12/1/2022	NR/A3	3,000,000	3,622,380

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Mexico — 0.55%

City of Farmington, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	3,000,000	3,312,990

City of Las Cruces, 5.00% due 6/1/2030 (NMFA Loan)	NR/Aa3	2,040,000	2,311,300

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,130,000	2,226,063

New York — 9.26%

City of New York GO, 0.01% due 8/1/2020 put 1/4/2016 (City Budget Financial Management; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	100,000	100,000

City of New York GO, 0.01% due 8/1/2020 put 1/4/2016 (City Budget Financial Management; Insured: AGM; SPA: State Street Bank & Trust Co.) (daily demand notes)	AA/Aa2	400,000	400,000

City of New York GO, 0.39% due 8/1/2021 (Capital Projects)	AA/Aa2	2,700,000	2,700,000

City of New York GO, 0.01% due 10/1/2023 put 1/4/2016 (City Budget Financial Management; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	100,000	100,000

City of New York GO, 5.00% due 8/1/2027 (City Budget Financial Management)	AA/Aa2	4,530,000	5,433,010

City of New York GO, 5.00% due 8/1/2030 (City Budget Financial Management)	AA/Aa2	5,000,000	5,955,200

City of New York GO, 5.00% due 8/1/2031 (City Budget Financial Management)	AA/Aa2	4,000,000	4,737,560

City of New York GO, 0.01% due 1/1/2036 put 1/4/2016 (Gowanus Canal Site; SPA: JPMorgan Chase Bank, N.A) (daily demand notes)	AA/Aa2	4,800,000	4,800,000

City of New York GO, 0.01% due 3/1/2040 put 1/4/2016 (Capital Projects) (daily demand notes)	AA/Aa2	100,000	100,000

City of Syracuse Industrial Development Agency, 0.01% due 12/1/2037 put 1/4/2016 (Syracuse University; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	500,000	500,000

County of Nassau GO, 5.00% due 4/1/2026 (Insured: BAM)	AA/NR	1,300,000	1,529,112

Erie County Industrial Development Agency, 5.00% due 5/1/2019 (City of Buffalo School District)	AA/Aa2	3,000,000	3,374,190

Erie County Industrial Development Agency, 5.00% due 5/1/2027 (City of Buffalo School District) (State Aid Withholding)	AA/Aa2	5,000,000	5,988,200

Lake Placid Central School District GO, 5.00% due 6/15/2017 (Educational Facilities; Insured: Natl-Re) (State Aid Withholding)	NR/Aa3	305,000	322,690

Metropolitan Transportation Authority, 5.00% due 11/15/2016	AA-/A1	4,200,000	4,364,472

New York City Municipal Water Finance Authority, 0.01% due 6/15/2035 put 1/4/2016 (Water & Sewer System; SPA: Bayerische Landesbank) (daily demand notes)	AAA/Aa1	13,600,000	13,600,000

New York City Municipal Water Finance Authority, 0.01% due 6/15/2043 put 1/4/2016 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	4,050,000	4,050,000

New York City Municipal Water Finance Authority, 0.01% due 6/15/2045 put 1/4/2016 (Water & Sewer System; SPA: Northern Trust Company) (daily demand notes)	AAA/Aa1	100,000	100,000

New York City Municipal Water Finance Authority, 0.01% due 6/15/2050 put 1/4/2016 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	17,300,000	17,300,000

New York City Municipal Water Finance Authority, 0.01% due 6/15/2050 put 1/4/2016 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	5,600,000	5,600,000

New York City Transitional Finance Authority, 5.00% due 11/1/2016 pre-refunded 11/1/2016 (City Capital Projects) (ETM)	NR/NR	1,315,000	1,363,865

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York City Transitional Finance Authority, 0.01% due 8/1/2031 put 1/4/2016 (City Capital Projects; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aaa	25,000,000	25,000,000

New York State Dormitory Authority, 5.625% due 7/1/2016 (City University System)	AA/Aa2	365,000	374,162

New York State Dormitory Authority, 5.00% due 7/1/2017 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	850,000	867,000

New York State Dormitory Authority, 5.25% due 5/15/2021 (State University Educational Facilities)	AA/Aa2	500,000	580,670

New York State Dormitory Authority, 5.00% due 7/1/2023 (Miriam Osborn Memorial Home Assoc.)	NR/NR	2,180,000	2,352,830

New York State Dormitory Authority, 5.00% due 12/15/2027 (Metropolitan Transportation Authority & State Urban Development Corp.)	AAA/Aa1	2,500,000	3,019,225

New York State Housing Finance Agency, 0.03% due 5/1/2048 put 1/4/2016 (605 W. 42nd Street Housing Development; LOC: Bank of China) (daily demand notes)	A/A1	6,280,000	6,280,000

New York State Thruway Authority, 5.00% due 1/1/2030 (Multi-Year Highway and Bridge Capital Program)	A/A2	7,480,000	8,972,111

United Nations Development Corp., 5.00% due 7/1/2025 (One, Two and Three U.N. Plaza Project)	NR/A1	1,700,000	1,880,710

North Carolina — 0.46%

Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2018 (Carolinas HealthCare System)	AA-/Aa3	600,000	624,330

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2028 (Carolinas HealthCare System)	AA-/Aa3	2,190,000	2,527,589

North Carolina Medical Care Commission, 5.00% due 6/1/2030 (Vidant Health)	A+/A1	3,000,000	3,454,410

North Dakota — 0.07%

County of Ward, 5.125% due 7/1/2021 (Trinity Health System)	BBB-/NR	1,000,000	1,018,850

Ohio — 4.54%

Akron, Bath and Copley Joint Township Hospital District, 5.00% due 11/15/2024 (Children’s Hospital Medical Center of Akron)	NR/A1	1,000,000	1,152,760

American Municipal Power, Inc., 5.25% due 2/15/2028 (AMP Fremont Energy Center)	A/A1	4,000,000	4,673,920

Cincinnati City School District COP, 5.00% due 12/15/2031 (School Improvement Project)	A+/Aa3	3,075,000	3,562,664

City of Cleveland, 3.00% due 10/1/2017 (Parks and Recreation Facilities)	AA/A1	490,000	506,474

City of Cleveland, 5.00% due 11/15/2027 (Public Facilities Improvements)	AA/A1	1,285,000	1,508,731

City of Cleveland, 5.00% due 10/1/2028 (Bridges and Roadways)	AA/A1	2,420,000	2,826,124

City of Cleveland, 5.00% due 11/15/2028 (Public Facilities Improvements)	AA/A1	1,000,000	1,169,640

City of Cleveland, 5.00% due 10/1/2029 (Bridges and Roadways)	AA/A1	100,000	116,248

City of Cleveland, 5.00% due 11/15/2029 (Public Facilities Improvements)	AA/A1	1,415,000	1,647,923

City of Cleveland, 5.00% due 11/15/2030 (Public Facilities Improvements)	AA/A1	1,485,000	1,723,580

City of Cleveland GO, 5.00% due 12/1/2016 (Various Municipal Capital Improvements)	AA/A1	1,000,000	1,039,630

City of Cleveland GO, 5.00% due 12/1/2024 (Various Municipal Capital Improvements)	AA/A1	1,000,000	1,197,680

City of Cleveland GO, 5.00% due 12/1/2026 (Various Municipal Capital Improvements)	AA/A1	1,230,000	1,453,860

City of Hamilton, 5.25% due 10/1/2017 (Wastewater System; Insured: AGM)	NR/A1	1,500,000	1,506,390

Cleveland-Cuyahoga County Port Authority, 6.25% due 5/15/2016 (Council for Economic Opportunities in Greater Cleveland; LOC: FifthThird Bank)	BBB+/NR	130,000	130,248

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2021 (Cleveland Museum of Art)	AA+/NR	2,040,000	2,362,830

Cleveland-Cuyahoga County Port Authority, 5.00% due 7/1/2025 (County Administration Offices)	AA-/Aa2	1,780,000	2,163,501

County of Allen, 5.00% due 5/1/2025 (Catholic Health Partners-Mercy Health West Facility)	AA-/A1	4,470,000	5,165,130

County of Allen, 5.00% due 5/1/2026 (Catholic Health Partners-Mercy Health West Facility)	AA-/A1	3,855,000	4,426,774

County of Cuyahoga COP, 5.00% due 12/1/2026 (Convention Center Hotel)	AA-/Aa3	2,910,000	3,422,189

County of Hamilton, 5.00% due 5/15/2028 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	2,665,000	3,141,156

County of Hamilton, 5.00% due 5/15/2029 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	1,000,000	1,173,740

County of Hamilton, 5.00% due 5/15/2031 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	4,420,000	5,144,305

Deerfield Township, 5.00% due 12/1/2016	NR/A1	1,035,000	1,069,621

Deerfield Township, 5.00% due 12/1/2025	NR/A1	1,000,000	1,057,870

Lucas County Health Care Facility, 5.00% due 8/15/2021 (Sunset Retirement Community)	NR/NR	1,400,000	1,478,344

Lucas County Health Care Facility, 5.125% due 8/15/2025 (Sunset Retirement Community)	NR/NR	1,250,000	1,370,613

Ohio Air Quality Development Authority, 5.70% due 8/1/2020 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	3,000,000	3,347,100

Ohio Air Quality Development Authority, 3.625% due 12/1/2033 put 6/1/2020 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	1,000,000	1,015,750

Ohio Higher Educational Facility Commission, 0.01% due 1/1/2039 put 1/4/2016 (Cleveland Clinic Health System) (daily demand notes)	AA-/Aa2	900,000	900,000

Ohio Higher Educational Facility Commission, 0.01% due 1/1/2043 put 1/4/2016 (Cleveland Clinic Health System; SPA: Barclays Bank plc) (daily demand notes)	AA-/Aa2	900,000	900,000

Ohio State Water Development Authority, 5.875% due 6/1/2033 put 6/1/2016 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	1,000,000	1,017,270

State of Ohio Higher Educational Facility Commission, 5.05% due 7/1/2037 pre-refunded 7/1/2016 (Kenyon College)	A+/A1	1,200,000	1,227,660

Oklahoma — 0.77%

Oklahoma DFA, 5.00% due 8/15/2026 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,223,180

Oklahoma DFA, 5.00% due 8/15/2027 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,214,420

Oklahoma State Industries Authority, 5.50% due 7/1/2023 (Oklahoma Medical Research Foundation)	NR/A2	3,730,000	4,104,455

Oklahoma State Power Authority, 5.00% due 1/1/2018 (Insured: AGM)	AA/A2	1,000,000	1,077,970

Oklahoma Turnpike Authority, 0.01% due 1/1/2028 put 1/4/2016 (Oklahoma Turnpike System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA-/Aa3	2,120,000	2,120,000

Tulsa County Industrial Authority, 5.00% due 12/15/2024 (St. Francis Health System, Inc.)	AA+/Aa2	1,130,000	1,174,047

Oregon — 2.81%

State of Oregon GO, 2.00% due 9/15/2016 (Cash Management)	SP-1+/Mig1	30,000,000	30,329,400

State of Oregon GO, 0.01% due 12/1/2041 put 1/4/2016 (Veterans’ Loan Program; SPA: U.S. Bank, N.A.) (daily demand notes)	AA+/Aa1	9,700,000	9,700,000

Pennsylvania — 6.27%

Allegheny County Hospital Development Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/Aa3	2,500,000	2,807,575

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Allegheny County IDA, 5.90% due 8/15/2026 (Propel Charter School-McKeesport)	BBB-/NR	970,000	1,036,309

Allegheny County IDA, 6.375% due 8/15/2035 (Propel Charter School-McKeesport)	BBB-/NR	1,130,000	1,223,587

Bethlehem Area School District GO, 5.00% due 10/15/2020 pre-refunded 04/15/2019 (Northampton and Lehigh Counties District; Insured: AGM) (State Aid Withholding)	AA/NR	95,000	106,990

Bethlehem Area School District GO, 5.00% due 10/15/2020 (Northampton and Lehigh Counties District; Insured: AGM) (State Aid Withholding)	AA/NR	380,000	418,236

Chartiers Valley Industrial & Commercial Development Authority, 5.75% due 12/1/2022 (Asbury Health Center)	NR/NR	900,000	916,776

City of Philadelphia, 5.00% due 8/1/2032 (Pennsylvania Gas Works)	A-/Baa1	1,000,000	1,162,770

City of Philadelphia, 5.00% due 8/1/2033 (Pennsylvania Gas Works)	A-/Baa1	800,000	927,328

City of Philadelphia, 5.00% due 8/1/2034 (Pennsylvania Gas Works)	A-/Baa1	500,000	577,780

Commonwealth of Pennsylvania GO, 5.00% due 3/15/2022 (Capital Facilities)	AA-/Aa3	12,485,000	14,773,750

County of Lehigh GO, 5.00% due 11/15/2016	NR/Aa1	5,725,000	5,949,019

County of Luzerne GO, 5.00% due 11/15/2029 (Insured: AGM)	AA/NR	3,000,000	3,403,620

Dallastown Area School District GO, 4.00% due 5/1/2021 (State Aid Withholding)	AA/NR	460,000	511,331

Geisinger Authority, 0.01% due 6/1/2041 put 1/4/2016 (Geisinger Health System; SPA: U.S. Bank, N.A.) (daily demand notes)	AA/Aa2	1,500,000	1,500,000

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.01% due 7/1/2041 put 1/4/2016 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	4,200,000	4,200,000

Lancaster County Solid Waste Management Authority, 5.25% due 12/15/2030 (Acquisition of Susquehanna Resource Management Facility)	AA-/NR	3,000,000	3,486,270

Monroeville Financing Authority, 5.00% due 2/15/2026 (University of Pittsburgh Medical Center)	A+/Aa3	3,490,000	4,248,517

Pennsylvania Economic DFA, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	7,470,000	7,492,783

Pennsylvania Higher Education Facilities Authority, 0% due 7/1/2020 (Insured: AMBAC)	NR/NR	2,032,839	1,463,969

Pennsylvania State Public School Building Authority GO, 5.00% due 6/1/2027 (Philadelphia District; Insured: AGM) (State Aid Withholding)	AA/A2	5,000,000	5,855,450

Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 (PennDOT-Mass Transit Agencies)	A-/A3	4,000,000	4,546,840

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2030 (Water and Sewer System; Insured: AGM)	A/A2	5,000,000	5,778,900

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2031 (Water and Sewer System; Insured: AGM)	A/A2	3,740,000	4,306,797

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2031 (Water and Sewer System; Insured: AGM)	A/A2	3,665,000	4,220,431

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	405,000	446,525

Plum Borough School District GO, 4.00% due 9/15/2017 (Insured: BAM) (State Aid Withholding)	AA/NR	365,000	382,823

Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	355,000	379,832

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	385,000	424,474

Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	425,000	473,548

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Plum Borough School District GO, 5.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	430,000	502,279

School District of Philadelphia GO, 5.00% due 9/1/2018 (School Reform Commission) (State Aid Withholding)	NR/Ba2	5,250,000	5,730,795

Rhode Island — 0.37%

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2024 (Training School Project)	AA-/Aa3	3,595,000	4,307,781

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2023 (Consolidated Capital Development Loan)	AA/Aa2	800,000	900,400

South Carolina — 0.92%

City of Myrtle Beach, 5.00% due 6/1/2028 (Municipal Sports Complex)	AA-/A1	1,000,000	1,167,740

City of Myrtle Beach, 5.00% due 6/1/2030 (Municipal Sports Complex)	AA-/A1	1,000,000	1,156,760

Greenwood Fifty School Facilities, Inc., 5.00% due 12/1/2025 (School District No. 50; Insured: AGM)	AA/A1	2,400,000	2,576,544

Lexington County Health Services District, Inc., 5.00% due 11/1/2016 (Lexington Medical Center)	AA-/A1	250,000	259,255

Lexington One School Facilities Corp., 5.00% due 12/1/2019 pre-refunded 12/1/2016 (School District No. 1)	NR/Aa3	1,000,000	1,040,610

SCAGO Educational Facilities Corp., 5.00% due 12/1/2017 pre-refunded 12/1/2016 (Colleton School District; Insured: AGM)	AA/A3	1,000,000	1,040,610

Securing Assets For Education, 5.00% due 12/1/2019 pre-refunded 12/1/2016 (School District of Berkeley County Project)	AA-/Aa3	2,000,000	2,081,220

South Carolina Housing Finance & Development Authority, 5.30% due 7/1/2023 (AMT)	NR/Aa1	730,000	749,958

Sumter Two School Facilities, Inc., 5.00% due 12/1/2021 (School District No. 2 Project; Insured: AGM)	AA/A3	2,855,000	3,017,421

South Dakota — 0.41%

South Dakota Health and Educational Facilities Authority, 5.00% due 7/1/2023 (Avera Health)	AA-/A1	1,575,000	1,827,095

South Dakota Health and Educational Facilities Authority, 5.00% due 11/1/2024 (Sanford Health)	A+/A1	1,700,000	1,902,028

South Dakota Health and Educational Facilities Authority, 5.00% due 11/1/2028 (Sanford Health)	A+/A1	800,000	937,696

South Dakota Health and Educational Facilities Authority, 5.00% due 11/1/2029 (Sanford Health)	A+/A1	1,000,000	1,161,780

Tennessee — 0.86%

City of Memphis GO, 5.00% due 10/1/2016 (General Improvements; Insured: Natl-Re)	AA/Aa2	1,000,000	1,034,060

Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023 (The Gas Project)	BBB+/A3	2,500,000	2,922,825

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023 (The Gas Project)	BBB+/A3	7,000,000	8,335,180

Texas — 6.19%

Austin Community College District, 5.50% due 8/1/2023 pre-refunded 8/1/2018 (Round Rock Campus)	AA/Aa2	2,180,000	2,429,545

Bexar County Health Facilities Development Corp., 5.00% due 7/1/2027 (Army Retirement Residence)	BBB/NR	1,630,000	1,676,862

Bexar Metropolitan Water District, 5.00% due 5/1/2021 (Waterworks System; Insured: Syncora)	A+/A1	1,300,000	1,370,954

Bexar Metropolitan Water District, 5.00% due 5/1/2022 (Waterworks System; Insured: Syncora)	A+/A1	2,300,000	2,423,625

City of Brownsville, 5.00% due 9/1/2017 (Water, Wastewater & Electric Utilities Systems)	A+/A2	500,000	532,705

City of Brownsville, 5.00% due 9/1/2020 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,000,000	1,149,350

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Galveston, 5.00% due 9/1/2021 (Galveston Island Convention Center; Insured: AGM)	NR/A2	545,000	627,012

City of Galveston, 5.00% due 9/1/2024 (Galveston Island Convention Center; Insured: AGM)	NR/A2	1,115,000	1,310,326

City of Houston, 5.00% due 9/1/2032 (Convention & Entertainment Facilities)	A-/A2	3,560,000	4,108,489

City of Pharr Higher Education Finance Authority, 5.75% due 8/15/2024 (IDEA Public Schools)	BBB/NR	5,050,000	5,555,909

City of San Antonio, 5.00% due 7/1/2024 (Airport System Capital Improvements) (AMT)	A/A2	2,065,000	2,374,296

City of San Antonio, 5.00% due 7/1/2025 (Airport System Capital Improvements) (AMT)	A/A2	1,160,000	1,321,808

City of San Antonio, 3.00% due 12/1/2045 put 12/1/2019 (Electric and Gas Systems)	AA-/Aa2	5,000,000	5,297,750

City of Texas City Industrial Development Corp., 7.375% due 10/1/2020 (ARCO Pipe Line Co. Project)	A/A2	2,705,000	3,365,074

Dallas County Utilities & Reclamation District, 5.15% due 2/15/2022 (Insured: AMBAC)	A-/A3	3,000,000	3,115,650

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2028 (Memorial Hermann Health System)	A+/A1	3,000,000	3,525,510

Harris County Cultural Education Facilities Finance Corp., 0.01% due 9/1/2031 put 1/4/2016 (Texas Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	16,880,000	16,880,000

Houston Higher Education Finance Corp., 6.50% due 5/15/2031 pre-refunded 5/15/2021 (Cosmos Foundation, Inc.)	NR/NR	415,000	525,282

Houston Higher Education Finance Corp., 6.50% due 5/15/2031 (Cosmos Foundation, Inc.)	BBB/NR	360,000	428,566

Kimble County Hospital District GO, 5.00% due 8/15/2017	NR/NR	510,000	537,611

Kimble County Hospital District GO, 5.00% due 8/15/2018	NR/NR	525,000	563,498

La Vernia Higher Education Finance Corp., 5.75% due 8/15/2024 pre-refunded 8/15/2019 (Kipp, Inc.)	BBB/NR	3,000,000	3,479,820

Lower Colorado River Authority, 5.00% due 5/15/2026 pre-refunded 5/15/2022	NR/NR	55,000	66,464

Lower Colorado River Authority, 5.00% due 5/15/2026	A/A2	9,415,000	10,986,740

North Central Texas Health Facilities Development Corp., 5.00% due 8/15/2019 (Children’s Medical Center of Dallas)	NR/Aa2	270,000	303,218

North Texas Tollway Authority, 5.00% due 9/1/2017 (DOT-President George Bush Turnpike Western Extension)	AA+/NR	450,000	480,911

San Juan Higher Education Finance Authority, 5.75% due 8/15/2024 (IDEA Public Schools)	BBB/NR	1,590,000	1,790,515

Tarrant County Cultural Educational Facilities Finance Corp., 0.01% due 10/1/2041 put 1/4/2016 (Methodist Hospitals of Dallas; LOC: JPMorgan Chase Bank) (daily demand notes)	AAA/Aa1	355,000	355,000

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2023 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	3,000,000	3,202,680

Texas Public Finance Authority Charter School Finance Corp., 6.00% due 2/15/2030 pre-refunded 2/15/2020 (Cosmos Foundation, Inc.)	BBB/NR	1,750,000	2,083,532

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2030 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	2,000,000	2,135,120

Texas Transportation Commission, 5.00% due 8/15/2024 (Central Texas Turnpike System)	BBB+/Baa1	1,500,000	1,786,845

Texas Transportation Commission, 5.00% due 8/15/2025 (Central Texas Turnpike System)	BBB+/Baa1	750,000	886,170

Uptown Development Authority, 5.50% due 9/1/2029 (Infrastructure Improvements)	BBB/NR	1,250,000	1,377,025

18

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

U.S. Virgin Islands — 0.39%

Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	NR/Baa3	5,000,000	5,596,550

Utah — 0.71%

City of Murray, 0.01% due 5/15/2037 put 1/4/2016 (IHC Health Services, Inc.; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	2,300,000	2,300,000

Local Building Authority of Salt Lake Valley Fire Service Area, 5.25% due 4/1/2020	NR/Aa2	1,250,000	1,354,100

Weber County, 0.01% due 2/15/2031 put 1/4/2016 (IHC Health Services, Inc.; SPA: The Bank of NY Mellon) (daily demand notes)	AA+/Aa1	3,700,000	3,700,000

Weber County, 0.01% due 2/15/2035 put 1/4/2016 (IHC Health Services, Inc.; SPA: The Bank of NY Mellon) (daily demand notes)	AA+/Aa1	2,750,000	2,750,000

Virginia — 0.52%

County of Hanover IDA, 6.00% due 10/1/2021 (FirstHealth Richmond Memorial Hospital) (ETM)	AA-/NR	690,000	740,894

Pittsylvania County GO, 3.00% due 7/15/2017 (Educational Capital Projects) (State Aid Withholding)	AA-/Aa3	210,000	210,441

Virginia Housing Development Authority GO, 4.85% due 4/1/2019 (Multi-Family Housing Development) (AMT)	AAA/Aaa	3,100,000	3,237,950

Virginia Housing Development Authority GO, 4.85% due 10/1/2019 (Multi-Family Housing Development) (AMT)	AAA/Aaa	3,100,000	3,221,954

Washington — 2.43%

City of Seattle, 5.00% due 2/1/2019 (Light and Power Improvements)	AA/Aa2	3,000,000	3,349,980

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2028 (EvergreenHealth Medical Center)	NR/Aa3	1,015,000	1,209,515

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2029 (EvergreenHealth Medical Center)	NR/Aa3	2,930,000	3,468,446

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2030 (EvergreenHealth Medical Center)	NR/Aa3	250,000	293,990

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2031 (EvergreenHealth Medical Center)	NR/Aa3	2,040,000	2,378,354

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2025 (Skagit Regional Health)	NR/A1	4,860,000	5,639,204

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2028 (Skagit Regional Health)	NR/A1	3,000,000	3,418,560

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2027 (Island Hospital)	NR/A1	2,445,000	2,775,148

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2028 (Island Hospital)	NR/A1	2,195,000	2,480,614

Tacoma School District No.10 GO, 5.00% due 12/1/2019 (Pierce County Capital Projects)	AA+/Aa1	1,000,000	1,143,430

Tacoma School District No.10 GO, 5.00% due 12/1/2020 (Pierce County Capital Projects)	AA+/Aa1	1,000,000	1,172,490

Washington Health Care Facilities Authority, 5.25% due 8/15/2024 pre-refunded 8/15/2018 (MultiCare Systems; Insured: AGM)	AA/Aa3	1,000,000	1,109,310

Washington Health Care Facilities Authority, 6.25% due 8/1/2028 pre-refunded 8/1/2018 (Highline Medical Centers; Insured: FHA 242)	NR/NR	3,985,000	4,516,081

Washington Health Care Facilities Authority, 0.01% due 8/15/2041 put 1/4/2016 (MultiCare Health Systems; LOC: Barclays Bank plc) (daily demand notes)	A/Aa1	1,650,000	1,650,000

West Virginia — 0.11%

West Virginia Hospital Finance Authority, 5.00% due 6/1/2020 (United Hospital Center; Insured: AMBAC)	A/A2	1,530,000	1,553,654

19

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wisconsin — 1.45%

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Agnesian Healthcare, Inc.)	A/A3	2,170,000	2,431,463

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2023 (ProHealth Care, Inc.)	A+/A1	1,980,000	2,272,110

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2024 (ProHealth Care, Inc.)	A+/A1	2,460,000	2,812,567

Wisconsin Health & Educational Facilities Authority, 5.50% due 7/1/2025 (Agnesian Healthcare, Inc.)	A/A3	5,000,000	5,674,600

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2025 (ProHealth Care, Inc.)	A+/A1	3,180,000	3,662,533

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2026 (ProHealth Care, Inc.)	A+/A1	3,305,000	3,786,208

TOTAL INVESTMENTS — 95.62% (Cost $1,291,555,044)			$1,360,568,117

OTHER ASSETS LESS LIABILITIES — 4.38%			62,315,481

NET ASSETS — 100.00%			$1,422,883,598

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	When-issued security.

b	Segregated as collateral for a when-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FHA	Insured by Federal Housing Administration

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IBC	Insured Bond Certificate

IDA	Industrial Development Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

Q-SBLF	Insured by Qualified School Bond Loan Fund

Radian	Insured by Radian Asset Assurance

SONYMA	State of New York Mortgage Authority

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

20

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,291,555,044

Gross unrealized appreciation on a tax basis	$69,758,033
Gross unrealized depreciation on a tax basis	(744,960)

Net unrealized appreciation (depreciation) on investments (tax basis)	$69,013,073

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

21

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2015 (Unaudited)

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments). Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$1,360,568,117	$ -	$1,360,568,117	$ -

Total Investments in Securities	$1,360,568,117	$ -	$1,360,568,117	$ -

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2015.

22

SCHEDULE OF INVESTMENTS

Thornburg Strategic Municipal Income Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 0.38%

City of Mobile Industrial Development Board, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A-/A1	$1,000,000	$1,008,930

Arizona — 1.36%

Arizona HFA, 5.00% due 12/1/2031 (Scottsdale Lincoln Hospitals)	NR/A2	2,500,000	2,850,775

Pima County IDA, 5.125% due 12/1/2040 (Providence Day School)	BBB+/NR	710,000	754,425

Arkansas — 0.44%

University of Arkansas Board of Trustees, 5.00% due 11/1/2036 (Fayetteville Campus)	NR/Aa2	1,000,000	1,154,990

California — 13.45%

ABAG Finance Authority for Nonprofit Corporations, 5.00% due 7/1/2047 (Episcopal Senior Communities)	NR/NR	1,635,000	1,776,477

Benicia USD GO, 0% due 8/1/2026 (Benicia High School; Insured: AGM)	AA/A2	830,000	608,597

California HFFA, 6.25% due 2/1/2026 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	AA-/NR	1,500,000	1,824,720

California HFFA, 5.00% due 11/15/2034 (Children’s Hospital Los Angeles)	BBB+/Baa2	420,000	461,668

California Housing Finance Agency, 4.625% due 8/1/2016 (Low-Moderate Income Housing Loans; Insured: FGIC) (AMT)	A/A3	1,175,000	1,192,355

California Housing Finance Agency, 4.625% due 8/1/2026 (Low-Moderate Income Housing Loans; Insured: FGIC) (AMT)	A/A3	545,000	545,948

California Municipal Finance Authority, 8.50% due 11/1/2039 pre-refunded 11/1/2019 (Harbor Regional Center)	NR/A3	1,000,000	1,267,040

California Pollution Control Financing Authority, 0.01% due 11/1/2026 put 1/4/2016 (Pacific Gas & Electric Co.; LOC: Mizuho Bank Ltd.) (daily demand notes)	AA+/NR	4,000,000	4,000,000

California Pollution Control Financing Authority, 5.00% due 11/21/2045 (Poseidon Resources (Channelside) LP Desalination Project) (AMT)	NR/Baa3	3,000,000	3,232,470

California State Public Works Board, 5.00% due 4/1/2028 (Corrections & Rehabilitation and Judicial Council)	A+/A1	1,000,000	1,182,330

California State Public Works Board, 6.25% due 4/1/2034 (Department of General Services-Office Buildings 8 and 9 Renovation)	A+/A1	100,000	116,860

California Statewide Communities Development Authority, 5.00% due 7/1/2020 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	150,000	156,443

California Statewide Communities Development Authority, 6.125% due 7/1/2046 (Aspire Public Schools)	NR/NR	995,000	1,085,067

Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities; Insured: ACA)	NR/NR	2,315,000	1,589,456

Carson Redevelopment Agency, 7.00% due 10/1/2036 (Project Area 1)	A-/NR	500,000	583,310

Chico Redevelopment Agency, 5.00% due 4/1/2030 (Chico Amended & Merged Redevelopment; Insured: AMBAC)	A+/NR	1,500,000	1,512,990

City of Moorpark Mobile Home Park, 6.15% due 5/15/2031 (Villa Del Arroyo)	A/NR	1,000,000	1,133,420

City of Palm Springs Financing Authority, 5.25% due 6/1/2027 (Downtown Revitalization Project)	AA/NR	1,620,000	1,876,430

Corona-Norco USD COP, 5.00% due 4/15/2031 (Insured: AGM)	AA/A1	1,750,000	1,977,430

County of El Dorado, 5.00% due 9/1/2026 (El Dorado Hills Development-Community Facilities)	A/NR	630,000	726,138

Daly County Housing Development Finance Agency, 5.25% due 12/15/2023 (Franciscan Country Club Mobile Home Park Acquisition)	A/NR	650,000	686,653

Los Angeles County Public Works Financing Authority, 3.625% due 9/1/2016 (Lynwood Regional Justice Center and Central Jail Expansion; Insured: Natl-Re)	AA-/A3	200,000	204,266

M-S-R Energy Authority, 6.50% due 11/1/2039	BBB+/NR	1,000,000	1,403,020

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oakland USD GO, 5.00% due 8/1/2035 (County of Alameda Educational Facilities)	NR/NR	1,000,000	1,137,790

Redwood City Redevelopment Agency, 0% due 7/15/2021 (Redevelopment Project Area 2; Insured: AMBAC)	A-/NR	1,285,000	1,101,284

Riverside County Asset Leasing Corp., 0% due 6/1/2021 (Riverside County Hospital; Insured: Natl-Re)	AA-/A2	535,000	470,549

San Francisco City & County Redevelopment Financing Authority, 0% due 8/1/2023 (Redevelopment Project; Insured: Natl-Re)	AA-/A2	1,025,000	832,833

San Francisco City & County Redevelopment Financing Authority, 6.50% due 8/1/2039 (Mission Bay North Redevelopment)	A-/NR	250,000	285,845

San Francisco City & County Redevelopment Financing Authority, 6.75% due 8/1/2041 (Mission Bay North Redevelopment)	A-/NR	500,000	603,420

San Jose Redevelopment Agency, 5.50% due 8/1/2035 (Merged Area Redevelopment)	A/A2	1,000,000	1,108,090

Sonoma County Community Redevelopment Agency, 6.50% due 8/1/2034 (The Springs Redevelopment; Insured: AGM)	AA/NR	100,000	100,483

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2016 (Insured: AMBAC)	AA-/A2	225,000	225,936

Union Elementary School District, 0% due 9/1/2027 (Santa Clara County District Schools; Insured: Natl-Re)	AA+/NR	905,000	644,568

Colorado — 2.55%

City & County of Denver COP, 0.01% due 12/1/2029 put 1/4/2016 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	100,000	100,000

City & County of Denver COP, 0.01% due 12/1/2031 put 1/4/2016 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	300,000	300,000

Denver Convention Center Hotel Authority, 5.125% due 12/1/2026 (Insured: Syncora)	BBB-/Baa3	2,450,000	2,518,575

Denver Convention Center Hotel Authority, 5.00% due 12/1/2030 (Insured: Syncora)	BBB-/Baa3	450,000	458,275

Denver Convention Center Hotel Authority, 5.00% due 12/1/2035 (Insured: Syncora)	BBB-/Baa3	605,000	615,110

Eagle River Fire District, 6.625% due 12/1/2024 pre-refunded 12/1/2019	NR/NR	225,000	271,321

Eagle River Fire District, 6.875% due 12/1/2030 pre-refunded 12/1/2019	NR/NR	400,000	486,160

Public Authority for Colorado Energy, 5.75% due 11/15/2018 (Natural Gas Purchase)	BBB+/Baa1	410,000	441,611

Public Authority for Colorado Energy, 6.50% due 11/15/2038 (Natural Gas Purchase)	BBB+/Baa1	260,000	352,027

Regional Transportation District COP, 5.375% due 6/1/2031 (FasTracks Transportation System)	A/Aa3	500,000	570,760

Regional Transportation District COP, 5.00% due 6/1/2044 (FasTracks Transportation System)	A/Aa3	565,000	634,433

Connecticut — 0.89%

Connecticut Health & Educational Facilities Authority, 0.01% due 7/1/2036 put 1/4/2016 (Yale University) (daily demand notes)	AAA/Aaa	100,000	100,000

Connecticut Health & Educational Facilities Authority, 6.00% due 7/1/2039 (Ethel Walker School)	BBB/NR	1,000,000	1,061,030

Connecticut Housing Finance Authority, 0.01% due 5/15/2039 put 1/4/2016 (Housing Mortgage Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	200,000	200,000

State of Connecticut GO Floating Rate Note, 0.53% due 9/15/2017 (Public Facility Improvements)	AA/Aa3	1,000,000	995,580

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Delaware — 0.41%

Delaware HFA, 5.00% due 7/1/2021 (Nanticoke Memorial Hospital)	BBB/NR	1,000,000	1,096,990

District of Columbia — 0.37%

Metropolitan Washington Airports Authority, 0% due 10/1/2027 (Dulles Toll Road; Insured: AGM)	AA/A3	1,500,000	977,535

Florida — 4.70%

City of Miami GO, 5.00% due 1/1/2017 (Homeland Defense/Neighborhood Capital Improvements)	A/A2	1,245,000	1,292,136

City of Miami GO, 5.00% due 1/1/2018 (Homeland Defense/Neighborhood Capital Improvements)	A/A2	1,790,000	1,914,083

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2027 (Nova Southeastern University)	BBB/Baa1	1,000,000	1,110,320

Miami-Dade County Expressway Authority, 5.00% due 7/1/2022 (Toll System Five-Year Work Program)	A-/A2	625,000	744,856

Miami-Dade County Expressway Authority, 5.00% due 7/1/2024 (Toll System Five-Year Work Program)	A-/A2	625,000	761,087

Miami-Dade County School Board COP, 5.00% due 8/1/2027 (District School Facilities and Infrastructure)	A/A1	1,100,000	1,246,619

Orange County, 0% due 10/1/2016 (County Correctional Facilities and Communications System; Insured: AMBAC)	NR/NR	410,000	406,306

Pinellas County Educational Facilities Authority, 5.25% due 10/1/2030 (Barry University)	BBB/NR	500,000	558,540

Sarasota County Public Hospital Board, 1.657% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	AA-/A1	1,000,000	1,022,550

Tampa Sports Authority, 5.75% due 10/1/2020 (Tampa Bay Arena; Insured: Natl-Re)	AA-/NR	1,000,000	1,090,740

University of North Florida Foundation, Inc., 0.01% due 5/1/2028 put 1/4/2016 (Parking Facility; LOC: Wachovia Bank, N.A.) (daily demand notes)	AA-/NR	600,000	600,000

Volusia County Educational Facilities Authority, 5.00% due 10/15/2030 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	1,500,000	1,714,665

Georgia — 1.15%

City of Atlanta, 6.25% due 11/1/2034 pre-refunded 11/1/2019 (Water and Wastewater Capital Improvement Program)	AA-/Aa3	500,000	595,545

Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Assoc.)	NR/A2	1,000,000	1,132,220

Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	A-/A3	515,000	555,118

Main Street Natural Gas, Inc., 5.50% due 9/15/2023 (Georgia Gas)	BBB+/Baa1	350,000	416,409

Municipal Gas Authority of Georgia GO, 5.00% due 4/1/2016 (Public Gas Partners, Inc.-Gas Portfolio III Project)	AA-/A1	350,000	354,165

Guam — 3.90%

Government of Guam, 5.00% due 11/15/2031 (Economic Development)	A/NR	2,000,000	2,295,300

Government of Guam, 5.00% due 11/15/2032 (Economic Development)	A/NR	3,000,000	3,429,330

Government of Guam, 5.75% due 12/1/2034 (Layon Solid Waste Disposal Facility)	BBB+/NR	500,000	556,895

Government of Guam Department of Education COP, 6.875% due 12/1/2040 (John F. Kennedy High School)	B+/NR	1,000,000	1,098,580

Government of Guam GO, 7.00% due 11/15/2039 pre-refunded 11/15/2019 (Economic Development)	NR/NR	520,000	634,270

Guam Power Authority, 5.00% due 10/1/2027 (Electric Power System; Insured: AGM)	AA/A2	1,000,000	1,169,240

Guam Waterworks Authority, 5.25% due 7/1/2024 (Water and Wastewater System)	A-/Baa2	500,000	584,385

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Guam Waterworks Authority, 5.00% due 7/1/2028 (Water and Wastewater System)	A-/Baa2	500,000	563,855

Illinois — 8.23%

Board of Education of the City of Chicago GO, 5.00% due 12/1/2020 (Education Capital Improvement Program; Insured: AGM)	AA/A2	365,000	371,212

Chicago Park District GO, 5.00% due 1/1/2035 (Various Capital Projects)	AA+/NR	2,000,000	2,152,800

City of Chicago, 5.00% due 11/1/2029 (Water System Improvements)	A-/Baa2	200,000	220,082

City of Chicago, 5.00% due 1/1/2030 (Wastewater Transmission System)	A/NR	1,500,000	1,678,575

City of Chicago, 5.00% due 1/1/2031 (Riverwalk Expansion Project; Insured: AGM)	AA/A2	500,000	542,495

City of Chicago GO, 5.00% due 1/1/2020 (Capital Projects; Insured: AGM)	AA/A2	475,000	476,800

City of Chicago GO, 5.25% due 1/1/2035 (Various Infrastructure Projects)	BBB+/Ba1	500,000	505,250

Cook County GO, 5.25% due 11/15/2033	AA/A2	1,000,000	1,069,860

Illinois Finance Authority, 5.00% due 8/1/2029 (Advocate Health Care Network)	AA/Aa2	2,195,000	2,564,770

Illinois Finance Authority, 5.00% due 8/15/2035 (Silver Cross Hospital & Medical Centers)	NR/Baa1	2,355,000	2,610,918

Illinois Finance Authority, 5.75% due 11/15/2037 pre-refunded 11/15/2017 (OSF Healthcare System)	A/A2	330,000	359,241

Illinois Finance Authority, 6.00% due 5/15/2039 (OSF Healthcare System)	A/A2	1,545,000	1,782,837

Illinois Toll Highway Authority, 5.00% due 1/1/2037 (Move Illinois Program)	AA-/Aa3	1,000,000	1,149,990

Kane, Cook, & DuPage Counties School District No. 46 GO, 5.00% due 1/1/2028	AA-/NR	1,000,000	1,154,380

Kane, Cook, & DuPage Counties School District No. 46 GO, 5.00% due 1/1/2031	AA-/NR	2,255,000	2,561,635

Metropolitan Pier & Exposition Authority, 5.00% due 6/15/2050 (McCormick Place)	BBB+/Baa2	1,500,000	1,542,750

Metropolitan Water Reclamation District of Greater Chicago GO, 5.25% due 12/1/2032 (Various Capital Improvement Projects)	AAA/Aa2	40,000	48,706

Village of Melrose Park GO, 6.75% due 12/15/2016 (Redevelopment Project Costs; Insured: Natl-Re)	A/A3	90,000	94,164

Village of Melrose Park GO, 6.75% due 12/15/2021 (Redevelopment Project Costs; Insured: Natl-Re)	A/A3	410,000	494,899

Will County School District No. 114 GO, 0% due 12/1/2023 (Educational Facilities; Insured: Natl-Re)	NR/A3	570,000	423,408

Indiana — 0.83%

City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 (Performing Arts Center)	NR/NR	1,000,000	1,098,850

Indiana Finance Authority, 6.375% due 9/15/2041 (Marian University)	BBB-/NR	1,000,000	1,101,000

Iowa — 0.66%

Iowa Finance Authority, 5.25% due 12/1/2025 (Iowa Fertilizer Company Project)	BB-/NR	1,615,000	1,749,642

Kansas — 1.29%

City of Wichita, 5.90% due 12/1/2016 (Brentwood Apartments)	B/NR	90,000	89,860

City of Wichita, 5.85% due 12/1/2025 (Brentwood Apartments)	B/NR	895,000	836,163

Kansas City Community College COP, 3.00% due 4/1/2016 (Higher Education Campus Facilities)	AA-/NR	150,000	150,891

Unified Government of Wyandotte County/Kansas City, 5.00% due 9/1/2031 (Utility System Improvement)	A+/A3	1,000,000	1,169,060

Unified Government of Wyandotte County/Kansas City, 5.00% due 9/1/2032 (Utility System Improvement)	A+/A3	1,000,000	1,165,710

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Kentucky — 2.33%

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2020 (Project No. 89; Insured: AGM)	AA/Aa3	2,500,000	2,753,300

County of Owen, 6.25% due 6/1/2039 (Kentucky-American Water Co. Project)	A/A3	540,000	608,132

Kentucky Economic DFA, 0% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	715,000	615,000

Kentucky Economic DFA, 0% due 10/1/2022 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	2,650,000	2,193,590

Louisiana — 2.20%

City of New Orleans, 5.00% due 12/1/2034 (Water System Facilities Improvement)	A-/NR	400,000	455,792

Louisiana Energy and Power Authority, 5.25% due 6/1/2038 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,000,000	2,301,500

Louisiana Public Facilities Authority, 5.00% due 7/1/2032 (Black & Gold Facilities; Insured: CIFG)	AA/A3	120,000	123,583

Louisiana Public Facilities Authority, 5.375% due 5/15/2043 pre-refunded 5/15/2017 (Ochsner Clinic Foundation)	NR/NR	140,000	148,830

Louisiana Public Facilities Authority, 5.375% due 5/15/2043 (Ochsner Clinic Foundation)	NR/Baa1	360,000	375,505

Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	2,250,000	2,417,243

Maryland — 0.60%

County of Montgomery GO, 0.01% due 6/1/2026 put 1/4/2016 (Consolidated Public Improvements; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	1,600,000	1,600,000

Massachusetts — 0.34%

Massachusetts Development Finance Agency, 5.00% due 7/1/2032 (Jordan Hospital and Milton Hospital)	A-/A3	355,000	403,564

Massachusetts Development Finance Agency, 5.00% due 7/1/2033 (Jordan Hospital and Milton Hospital)	A-/A3	200,000	226,488

Massachusetts Educational Financing Authority, 6.00% due 1/1/2028	AA/NR	245,000	258,938

Michigan — 8.36%

Board of Governors of Wayne State University, 5.00% due 11/15/2033 (Educational Facilities and Equipment)	AA-/Aa3	1,250,000	1,435,037

City of Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2036 (Bronson Methodist Hospital)	NR/A2	1,000,000	1,087,760

City of Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2041 (Bronson Nursing and Rehabilitation Center)	NR/A2	1,000,000	1,089,590

City of Troy GO, 5.25% due 11/1/2032 (Downtown Development Authority-Community Center Facilities)	AAA/NR	1,025,000	1,213,415

County of Genesee GO, 5.375% due 11/1/2038 (Water Supply System; Insured: BAM)	AA/A2	1,000,000	1,131,350

Detroit City School District, 5.00% due 5/1/2025 (School Building & Site; Insured: Q-SBLF)	AA-/Aa1	1,000,000	1,136,590

Detroit City School District GO, 5.25% due 5/1/2027 (School Building & Site; Insured: AGM)	AA/Aa1	1,000,000	1,181,730

Livonia Public School District GO, 5.00% due 5/1/2036 (School Building & Site)	AA/A2	225,000	253,627

Michigan Finance Authority, 5.00% due 4/1/2031 (State Dept. of Human Services Office Buildings)	A+/NR	1,000,000	1,091,060

Michigan Finance Authority, 5.00% due 8/1/2032 (Beaumont Health Credit Group)	A/A1	5,000,000	5,690,800

Michigan Housing Development Authority, 3.375% due 11/1/2016 (AMT)	AA/NR	655,000	656,192

Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	1,015,000	1,076,215

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan State Hospital Finance Authority, 5.00% due 7/15/2025 pre-refunded 7/15/2017 (Oakwood Southshore Medical Center)	A/A1	650,000	692,101

Michigan State Hospital Finance Authority, 5.75% due 11/15/2039 (Henry Ford Health System)	A-/A3	1,000,000	1,137,830

Michigan Strategic Fund, 7.00% due 5/1/2021 (Detroit Edison Company; Insured: Natl-Re/AMBAC)	NR/NR	250,000	312,215

Wayne County Airport Authority, 5.00% due 12/1/2031 (Detroit Metropolitan Wayne County Airport)	A/A2	650,000	743,372

Wayne County Airport Authority, 5.00% due 12/1/2033 (Detroit Metropolitan Wayne County Airport)	A/A2	825,000	937,332

Wayne County Airport Authority, 5.00% due 12/1/2034 (Detroit Metropolitan Wayne County Airport)	A/A2	1,140,000	1,291,438

Minnesota — 0.21%

St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2023 pre-refunded 11/15/2016	A/Aaa	115,000	119,782

Washington County Housing Redevelopment Authority, 5.625% due 6/1/2037 (Birchwood and Woodbury Healthcare Facility Projects)	NR/NR	415,000	432,695

Missouri — 2.31%

Missouri Health and Educational Facilities Authority, 0.01% due 9/1/2030 put 1/4/2016 (Washington University; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	800,000	800,000

Missouri Health and Educational Facilities Authority, 0.01% due 9/1/2030 put 1/4/2016 (Washington University; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	1,300,000	1,300,000

Missouri Health and Educational Facilities Authority, 0.01% due 9/1/2030 put 1/4/2016 (Washington University; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	500,000	500,000

Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Project-Public Improvements) (ETM)	NR/NR	840,000	885,352

Tax Increment Financing Commission of Kansas City, 6.00% due 5/1/2030 (Union Hill Redevelopment Project)	NR/NR	2,505,000	2,636,312

Nebraska — 0.75%

Douglas County Health Facilities, 5.00% due 11/1/2029 (Nebraska Methodist Health System)	A-/NR	950,000	1,082,924

Douglas County Health Facilities, 5.00% due 11/1/2030 (Nebraska Methodist Health System)	A-/NR	800,000	909,056

New Jersey — 3.62%

Higher Education Student Assistance Authority, 5.75% due 12/1/2039 (NJCLASS Student Loan Program) (AMT)	A/A2	750,000	820,065

New Jersey EDA, 5.00% due 3/1/2026 (School Facilities Construction)	A-/A3	1,000,000	1,082,140

New Jersey EDA, 5.50% due 9/1/2027 (School Facilities Construction; Insured: Natl-Re)	AA-/A3	1,000,000	1,188,400

New Jersey EDA, 5.00% due 6/15/2029 (School Facilities Construction)	A-/A3	2,000,000	2,149,960

New Jersey Transit Corp., 5.00% due 9/15/2020 (Federal Transit Administration Section 5307 Urbanized Area Formula Funds)	A/A3	1,000,000	1,117,360

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2042 (Transportation System Improvements)	A-/A3	1,000,000	1,040,790

Salem County Pollution Control Financing Authority, 5.00% due 12/1/2023 (Chambers Project) (AMT)	BBB-/Baa3	2,000,000	2,197,360

New Mexico — 1.40%

City of Farmington, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	1,000,000	1,104,330

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,500,000	2,612,750

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York — 6.90%

City of New York GO, 0.01% due 8/1/2020 put 1/4/2016 (City Budget Financial Management; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	500,000	500,000

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	3,000,000	3,676,260

City of New York GO, 0.01% due 10/1/2023 put 1/4/2016 (City Budget Financial Management; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	400,000	400,000

City of New York GO, 5.00% due 8/1/2031 (City Budget Financial Management)	AA/Aa2	2,000,000	2,368,780

City of Syracuse, 5.00% due 8/1/2017 (City Public and School Building Capital Projects; Insured: AGM) (State Aid Withholding)	AA/A1	400,000	401,568

City of Syracuse Industrial Development Agency, 0.01% due 7/1/2037 put 1/4/2016 (Syracuse University; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	1,270,000	1,270,000

City of Syracuse Industrial Development Agency, 0.01% due 12/1/2037 put 1/4/2016 (Syracuse University; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	450,000	450,000

New York City Municipal Water Finance Authority, 0.01% due 6/15/2033 put 1/4/2016 (Water & Sewer System; SPA: Bank of America, N.A.) (daily demand notes)	AA+/Aa2	100,000	100,000

New York City Municipal Water Finance Authority, 0.01% due 6/15/2035 put 1/4/2016 (Water & Sewer System; SPA: Bayerische Landesbank) (daily demand notes)	AAA/Aa1	5,000,000	5,000,000

New York City Municipal Water Finance Authority, 0.01% due 6/15/2045 put 1/4/2016 (Water & Sewer System; SPA: Northern Trust Company) (daily demand notes)	AAA/Aa1	300,000	300,000

New York City Municipal Water Finance Authority, 0.01% due 6/15/2050 put 1/4/2016 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	850,000	850,000

New York City Municipal Water Finance Authority, 0.01% due 6/15/2050 put 1/4/2016 (Water & Sewer System; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA+/Aa1	100,000	100,000

New York City Transitional Finance Authority, 0.01% due 11/1/2036 put 1/4/2016 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	100,000	100,000

New York City Transitional Finance Authority, 0.01% due 11/1/2043 put 1/4/2016 (City Capital Projects; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aa1	100,000	100,000

New York City Transitional Finance Authority, 0.01% due 2/1/2045 put 1/4/2016 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	1,150,000	1,150,000

New York State Housing Finance Agency, 0.03% due 5/1/2048 put 1/4/2016 (605 W. 42nd Street Housing Development; LOC: Bank of China) (daily demand notes)	A/A1	1,320,000	1,320,000

Triborough Bridge and Tunnel Authority, 0.01% due 1/1/2033 put 1/4/2016 (MTA Bridges & Tunnels; LOC: Wells Fargo Bank, N.A.) (daily demand notes)	AA-/Aa1	200,000	200,000

North Carolina — 1.00%

Charlotte-Mecklenburg Hospital Authority, 0.01% due 1/15/2045 put 1/4/2016 (Carolinas HealthCare System; LOC: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aa1	610,000	610,000

North Carolina Medical Care Commission, 5.00% due 6/1/2029 (Vidant Health)	A+/A1	1,500,000	1,735,155

North Carolina Medical Care Commission, 0.02% due 11/1/2034 put 1/8/2016 (Novant Health; SPA: JPMorgan Chase Bank, N.A.) (weekly demand notes)	A+/A1	300,000	300,000

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Ohio — 1.74%

American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A3	500,000	543,210

City of Akron, 5.00% due 12/1/2031 (Community Learning Centers)	AA+/NR	625,000	717,888

Cleveland-Cuyahoga County Port Authority, 6.25% due 5/15/2016 (Council for Economic Opportunities in Greater Cleveland Project; LOC: FifthThird Bank)	BBB+/NR	100,000	100,191

Cleveland-Cuyahoga County Port Authority, 7.00% due 5/15/2040 (Flats East Development Project; LOC: FifthThird Bank)	BBB+/NR	970,000	1,108,351

County of Montgomery, 0.01% due 11/15/2045 put 1/4/2016 (Miami Valley Hospital; SPA: Barclays Bank plc) (daily demand notes)	NR/Aa3	100,000	100,000

Ohio State Air Quality Development Authority, 3.625% due 10/1/2033 put 4/1/2020 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	1,000,000	1,018,720

Ohio State Water Development Authority, 5.875% due 6/1/2033 put 6/1/2016 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	1,000,000	1,017,270

Oklahoma — 0.23%

Oklahoma Turnpike Authority, 0.01% due 1/1/2028 put 1/4/2016 (Oklahoma Turnpike System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA-/Aa3	600,000	600,000

Oregon — 3.13%

State of Oregon GO, 2.00% due 9/15/2016 (Cash Management)	SP-1+/Mig1	6,000,000	6,065,880

State of Oregon GO, 0.01% due 6/1/2028 put 1/4/2016 (Veterans’ Loan Program; SPA: U.S. Bank, N.A.) (daily demand notes)	AA+/Aa1	140,000	140,000

State of Oregon GO, 0.01% due 6/1/2040 put 1/4/2016 (Veterans’ Loan Program; SPA: U.S. Bank, N.A.) (daily demand notes)	AA+/Aa1	700,000	700,000

State of Oregon GO, 0.01% due 12/1/2041 put 1/4/2016 (Veterans’ Loan Program; SPA: U.S. Bank, N.A.) (daily demand notes)	AA+/Aa1	400,000	400,000

Western Generation Agency, 5.00% due 1/1/2016 (Wauna Cogeneration Project; Insured: ACA)	NR/NR	1,000,000	1,000,000

Pennsylvania — 4.44%

Allegheny County IDA, 6.75% due 8/15/2035 (Propel Charter School)	BBB-/NR	925,000	1,014,198

County of Luzerne GO, 5.00% due 11/15/2029 (Insured: AGM)	AA/NR	1,000,000	1,134,540

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.01% due 2/15/2021 put 1/4/2016 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	200,000	200,000

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.01% due 7/1/2041 put 1/4/2016 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	1,100,000	1,100,000

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.01% due 7/1/2041 put 1/4/2016 (The Children’s Hospital of Philadelphia; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	100,000	100,000

Lancaster County Hospital Authority, 5.00% due 11/1/2019 (Masonic Villages Project)	A/NR	2,675,000	3,008,947

Pennsylvania Economic DFA, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	1,800,000	1,805,490

Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 (PennDOT-Mass Transit Agencies)	A-/A3	2,000,000	2,273,420

Philadelphia IDA, 6.00% due 8/1/2035 (Mast Charter School)	BBB+/NR	1,000,000	1,115,750

Rhode Island — 0.30%

Housing Authority of the City of Pawtucket, 5.50% due 9/1/2022 (Public Housing Development)	A+/NR	315,000	373,949

Housing Authority of the City of Pawtucket, 5.50% due 9/1/2024 (Public Housing Development)	A+/NR	350,000	410,540

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

South Dakota — 0.48%

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2027 (Avera Health)	AA-/A1	400,000	452,408

South Dakota Health & Educational Facilities Authority, 5.50% due 11/1/2040 (Sanford Health)	A+/A1	750,000	832,605

Tennessee — 0.22%

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2024	BBB+/A3	500,000	592,825

Texas — 9.41%

Austin Convention Enterprises, Inc., 5.25% due 1/1/2024 (Austin Convention Center; Insured: Syncora)	BBB-/Ba1	720,000	740,477

Austin Convention Enterprises, Inc., 5.00% due 1/1/2034 (Austin Convention Center; Insured: Syncora)	BBB-/Ba1	795,000	802,990

City of Houston, 5.00% due 9/1/2025 (Convention & Entertainment Facilities Department)	A-/A2	1,000,000	1,204,050

City of Houston, 5.00% due 9/1/2028 (Convention & Entertainment Facilities Department)	A-/A2	325,000	381,764

City of Houston, 5.00% due 11/15/2028 (Combined Utility System)	AA/Aa2	2,500,000	3,024,925

City of Houston, 5.00% due 9/1/2034 (Convention & Entertainment Facilities Department)	A-/A2	1,550,000	1,767,201

City of Kerrville Health Facilities Development Corp., 5.45% due 8/15/2035 (Sid Peterson Memorial Hospital)	BBB+/NR	2,530,000	2,545,990

City of Texas City Industrial Development Corp., 7.375% due 10/1/2020 (ARCO Pipe Line Co. Project)	A/A2	1,165,000	1,449,283

Harris County-Houston Sports Authority, 5.00% due 11/15/2030	A-/A2	2,000,000	2,306,560

Kimble County Hospital District, 6.25% due 8/15/2033	NR/NR	500,000	562,680

La Vernia Higher Education Finance Corp., 6.25% due 8/15/2039 pre-refunded 8/15/2019 (Kipp, Inc.)	BBB/NR	1,000,000	1,177,600

Lower Colorado River Authority, 5.00% due 5/15/2026 pre-refunded 5/15/2022	NR/NR	20,000	24,169

Lower Colorado River Authority, 5.00% due 5/15/2026	A/A2	2,980,000	3,477,481

San Antonio Energy Acquisition Public Facilities Corp., 5.50% due 8/1/2021	BBB+/Baa3	40,000	47,268

San Juan Higher Education Finance Authority, 6.70% due 8/15/2040 (IDEA Public Schools)	BBB/NR	1,000,000	1,162,290

Texas Public Finance Authority Charter School Finance Corp., 4.15% due 8/15/2016 (IDEA Public Schools; Insured: ACA)	BBB/NR	100,000	101,766

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2023 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	155,000	165,472

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2030 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	1,550,000	1,654,718

Texas Public Finance Authority Charter School Finance Corp., 6.20% due 2/15/2040 pre-refunded 2/15/2020 (Cosmos Foundation, Inc.)	BBB/NR	1,000,000	1,198,600

Texas Transportation Commission, 5.00% due 8/15/2034 (Central Texas Turnpike System)	BBB+/Baa1	1,000,000	1,129,830

U.S. Virgin Islands — 0.21%

Virgin Islands Public Finance Authority, 6.75% due 10/1/2037	NR/Baa3	500,000	563,465

Utah — 0.86%

Herriman City, 4.75% due 11/1/2022 (Towne Center Access and Utility Improvements)	AA-/NR	1,000,000	1,123,080

Utah Transit Authority, 5.00% due 6/15/2033 (Integrated Mass Transit System)	A+/A1	1,000,000	1,163,580

Virginia — 0.95%

City of Lexington IDA, 5.25% due 1/1/2021 (Kendal at Lexington Residential Care Facility)	NR/NR	395,000	405,147

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Lexington IDA, 5.375% due 1/1/2022 (Kendal at Lexington Residential Care Facility)	NR/NR	630,000	646,960

City of Lexington IDA, 5.375% due 1/1/2023 (Kendal at Lexington Residential Care Facility)	NR/NR	425,000	436,441

City of Lexington IDA, 5.375% due 1/1/2028 (Kendal at Lexington Residential Care Facility)	NR/NR	1,000,000	1,026,920

Washington — 2.01%

Skagit County Public Hospital District No. 1, 5.75% due 12/1/2028 (Skagit Valley Hospital)	NR/Baa2	1,510,000	1,619,475

Washington Health Care Facilities Authority, 5.70% due 7/1/2038 (Overlake Hospital Medical Center)	A/A2	1,000,000	1,145,670

Washington Health Care Facilities Authority, 0.01% due 8/15/2041 put 1/4/2016 (MultiCare Health Systems; LOC: Barclays Bank plc) (daily demand notes)	A/Aa1	200,000	200,000

Washington Health Care Facilities Authority, 5.75% due 1/1/2045 (Catholic Health Initiatives)	A/A2	2,000,000	2,354,620

Wisconsin — 0.38%

Wisconsin Health & Educational Facilities Authority, 1.25% due 8/15/2025 put 8/15/2017 (Aurora Health Care, Inc.)	NR/A2	1,000,000	1,001,450

TOTAL INVESTMENTS — 94.99% (Cost $234,576,881)			$251,703,837

OTHER ASSETS LESS LIABILITIES — 5.01%			13,284,536

NET ASSETS — 100.00%			$264,988,373

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

Q-SBLF	Insured by Qualified School Bond Loan Fund

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2015 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$234,576,881

Gross unrealized appreciation on a tax basis	$17,302,700
Gross unrealized depreciation on a tax basis	(175,744)

Net unrealized appreciation (depreciation) on investments (tax basis)	$17,126,956

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2015 (Unaudited)

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$251,703,837	$-	$251,703,837	$-

Total Investments in Securities	$251,703,837	$-	$251,703,837	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2015.

12

SCHEDULE OF INVESTMENTS

Thornburg California Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alameda County COP, 5.625% due 12/1/2016 (Santa Rita Jail; Insured: AMBAC)	AA/NR	$1,830,000	$1,913,082

Alameda County Joint Powers Authority, 5.00% due 12/1/2018 (Alameda County Medical Center Highland Hospital)	AA/Aa3	400,000	444,712

Alameda County Joint Powers Authority, 5.00% due 12/1/2019 (Alameda County Medical Center Highland Hospital)	AA/Aa3	750,000	857,573

Alameda County Joint Powers Authority, 5.00% due 12/1/2020 (Alameda County Medical Center Highland Hospital)	AA/Aa3	725,000	848,576

Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Public Facilities Capital Projects)	AA/Aa3	1,000,000	1,193,630

Alameda County Joint Powers Authority, 5.00% due 12/1/2024 (Alameda County Medical Center Highland Hospital)	AA/Aa3	2,500,000	3,074,975

Anaheim Public Financing Authority, 0% due 9/1/2022 (Public Improvements Project; Insured: AGM)	AA/A2	3,000,000	2,563,350

Bay Area Toll Authority, 5.00% due 4/1/2016 (San Francisco Bay Area Toll Bridge)	AA/Aa3	2,075,000	2,100,107

Bay Area Toll Authority, 0.71% due 4/1/2047 put 10/1/2019 (San Francisco Bay Area Toll Bridge)	AA/Aa3	5,000,000	5,004,500

Bay Area Toll Authority, 1.50% due 4/1/2047 put 4/2/2018 (San Francisco Bay Area Toll Bridge)	AA/Aa3	1,000,000	1,006,380

Bay Area Water Supply & Conservation Agency, 3.00% due 10/1/2016 (Regional Water System Improvements)	AA-/Aa3	3,965,000	4,041,485

Bonita USD GO, 5.00% due 8/1/2024 (Educational Facilities)	AA-/NR	1,000,000	1,207,000

Brea Redevelopment Agency, 5.00% due 8/1/2019 (Redevelopment Project AB)	AA-/NR	2,000,000	2,259,480

Brentwood Infrastructure Financing Authority, 3.00% due 9/2/2016 (Residential Single Family Development; Insured: AGM)	AA/NR	315,000	320,286

Brentwood Infrastructure Financing Authority, 4.00% due 9/2/2017 (Residential Single Family Development; Insured: AGM)	AA/NR	920,000	967,601

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2020 (Residential Single Family Development; Insured: AGM)	AA/NR	1,760,000	2,035,563

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2021 (Residential Single Family Development; Insured: AGM)	AA/NR	925,000	1,091,824

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2022 (Residential Single Family Development; Insured: AGM)	AA/NR	850,000	1,014,858

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2023 (Residential Single Family Development; Insured: AGM)	AA/NR	2,690,000	3,246,830

Calexico USD COP, 6.75% due 9/1/2017	A-/NR	1,630,000	1,697,400

California Educational Facilities Authority, 5.00% due 4/1/2018 (Pitzer College)	NR/A2	1,540,000	1,672,024

California Educational Facilities Authority, 0% due 10/1/2019 (Loyola Marymount University; Insured: Natl-Re)	NR/A2	2,025,000	1,908,218

California Educational Facilities Authority, 5.00% due 4/1/2020 (Pitzer College)	NR/A2	1,445,000	1,650,537

California Educational Facilities Authority, 5.00% due 4/1/2022 (Chapman University)	NR/A2	2,000,000	2,353,240

California HFFA, 4.00% due 2/1/2016 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	AA-/NR	2,475,000	2,482,994

California HFFA, 0.10% due 7/1/2016 put 01/4/2016 (Dignity Health; Insured: Natl-Re; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	500,000	500,000

California HFFA, 5.50% due 10/1/2017 (Providence Health and Services)	AA-/Aa3	1,100,000	1,190,849

California HFFA, 5.50% due 2/1/2018 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	AA-/NR	2,715,000	2,968,880

California HFFA, 6.00% due 10/1/2018 (Providence Health and Services)	AA-/Aa3	1,000,000	1,134,980

California HFFA, 5.00% due 11/15/2018 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,235,000	1,334,294

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California HFFA, 5.10% due 2/1/2019 (Episcopal Home; Insured: California Mtg Insurance) (ETM)	AA-/NR	785,000	835,962

California HFFA, 0.10% due 7/1/2020 put 1/7/2016 (Dignity Health; LOC: JPMorgan Chase Bank, N.A.; Insured: Natl-Re) (weekly demand notes)	AAA/Aa1	100,000	100,000

California HFFA, 5.00% due 11/15/2020 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,190,000	1,329,920

California HFFA, 5.25% due 3/1/2022 (Dignity Health)	A/A3	1,000,000	1,184,030

California HFFA, 1.45% due 8/15/2023 put 3/15/2017 (Lucile Salter Packard Children’s Hospital)	AA-/Aa3	2,710,000	2,733,983

California HFFA, 5.00% due 11/15/2023 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,131,380

California HFFA, 5.00% due 7/1/2024 (St. Joseph Health System)	AA-/A1	1,000,000	1,221,610

California HFFA, 5.00% due 7/1/2034 put 10/18/2022 (St. Joseph Health System)	AA-/A1	2,000,000	2,419,440

California HFFA, 5.00% due 7/1/2043 put 10/17/2017 (St. Joseph Health System)	AA-/A1	3,000,000	3,217,950

California HFFA, 5.00% due 7/1/2043 put 10/15/2020 (St. Joseph Health System)	AA-/A1	5,000,000	5,799,950

California Infrastructure & Economic Development Bank, 0.01% due 9/1/2037 put 1/4/2016 (Los Angeles County Museum of Natural History Foundation; LOC: Wells Fargo Bank, N.A.) (daily demand notes)	AA-/Aa1	100,000	100,000

California Municipal Finance Authority, 5.00% due 10/1/2021 (Biola University Residential Hall and Parking Structure)	NR/Baa1	150,000	171,344

California Municipal Finance Authority, 5.00% due 10/1/2022 (Biola University Residential Hall and Parking Structure)	NR/Baa1	160,000	185,019

California Municipal Finance Authority, 5.00% due 10/1/2023 (Biola University Residential Hall and Parking Structure)	NR/Baa1	125,000	145,954

California Pollution Control Financing Authority, 5.25% due 6/1/2023 put 12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)	BBB+/Baa3	2,820,000	2,985,252

California Pollution Control Financing Authority, 0.01% due 11/1/2026 put 1/4/2016 (Pacific Gas & Electric Co.; LOC: Mizuho Bank Ltd.) (daily demand notes)	AA+/NR	29,000,000	29,000,000

California State Department of Transportation COP, 5.25% due 3/1/2016 (Insured: Natl-Re)	AA-/A1	660,000	662,838

California State Department of Veterans Affairs, 2.75% due 12/1/2018 (Farm and Home Purchase Program)	AA/Aa3	1,000,000	1,043,020

California State Department of Veterans Affairs, 3.00% due 12/1/2019 (Farm and Home Purchase Program)	AA/Aa3	500,000	530,905

California State Housing Finance Agency, 3.05% due 12/1/2019 (Multi-Family Housing; Insured: FHA)	NR/Aa1	735,000	735,860

California State Infrastructure & Economic Development Bank, 5.25% due 8/15/2020 (King City High School)	AA-/NR	1,000,000	1,138,610

California State Public Works Board, 5.00% due 11/1/2016 (California State University-J. Paul Leonard & Sutro Library)	A+/Aa3	1,000,000	1,037,210

California State Public Works Board, 5.00% due 6/1/2020 (University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	1,185,000	1,380,821

California State Public Works Board, 5.125% due 3/1/2021 (Various State Participating Agency Capital Projects)	A+/A1	1,635,000	1,879,841

California State Public Works Board, 5.00% due 12/1/2021 (Judicial Council Projects)	A+/A1	3,100,000	3,710,266

California State Public Works Board, 5.00% due 4/1/2022 (California School for the Deaf Riverside Campus)	A+/A1	565,000	680,870

California State Public Works Board, 5.00% due 6/1/2022 (Yuba City Courthouse)	A+/A1	1,950,000	2,357,862

California State Public Works Board, 5.00% due 9/1/2022 (Correctional and Rehabilitation Facilities)	A+/A1	3,250,000	3,949,075

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California State Public Works Board, 5.00% due 11/1/2022 (Correctional and Rehabilitation Facilities)	A+/A1	1,500,000	1,828,470

California State Public Works Board, 5.00% due 12/1/2022 (Judicial Council Projects)	A+/A1	1,200,000	1,428,552

California State Public Works Board, 5.00% due 3/1/2023 (Judicial Council Projects)	A+/A1	1,400,000	1,705,060

California State Public Works Board, 5.00% due 6/1/2023 (Coalinga State Hospital)	A+/A1	7,200,000	8,801,856

California State Public Works Board, 5.00% due 9/1/2023 (Correctional and Rehabilitation Facilities)	A+/A1	3,600,000	4,416,588

California State Public Works Board, 5.00% due 11/1/2023 (Laboratory Facility and San Diego Courthouse)	A+/A1	3,000,000	3,688,890

California State Public Works Board, 5.00% due 3/1/2024 (Judicial Council Projects)	A+/A1	1,000,000	1,205,040

California State Public Works Board, 5.00% due 4/1/2024 (Correctional and Rehabilitation Facilities)	A+/A1	3,350,000	4,055,845

California State Public Works Board, 5.00% due 9/1/2024 (Correctional and Rehabilitation Facilities)	A+/A1	3,580,000	4,442,350

California State Public Works Board, 5.00% due 11/1/2024 (Laboratory Facility and San Diego Courthouse)	A+/A1	4,000,000	4,873,480

California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	A+/NR	3,715,000	4,168,007

California Statewide Communities Development Authority, 5.00% due 7/1/2020 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	1,085,000	1,131,601

California Statewide Communities Development Authority, 5.00% due 11/1/2020 (Cottage Health System)	A+/NR	100,000	116,045

California Statewide Communities Development Authority, 4.00% due 11/1/2021 (Cottage Health System)	A+/NR	150,000	168,885

California Statewide Communities Development Authority, 5.00% due 11/1/2022 (Cottage Health System)	A+/NR	125,000	149,954

California Statewide Communities Development Authority, 5.00% due 11/1/2023 (Cottage Health System)	A+/NR	150,000	182,169

California Statewide Communities Development Authority, 5.00% due 11/1/2024 (Cottage Health System)	A+/NR	200,000	243,352

California Statewide Communities Development Authority, 5.00% due 11/1/2025 (Cottage Health System)	A+/NR	135,000	162,923

Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities; Insured: ACA)	NR/NR	4,770,000	3,275,034

Carson Redevelopment Agency, 6.00% due 10/1/2019 (Project Area 1)	A-/NR	1,050,000	1,216,845

Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re)	AA-/NR	1,760,000	1,612,459

Central Valley Financing Authority, 5.25% due 7/1/2020 (Carson Ice)	AA-/Aa3	500,000	583,200

Chabot-Las Positas Community College District GO, 0% due 8/1/2018 (Capital Improvements; Insured: AMBAC)	A+/Aa3	2,465,000	2,238,023

City and County of San Francisco COP, 5.00% due 11/1/2016 (525 Golden Gate Avenue-Public Utilities Commission Office Project)	AA/Aa3	200,000	207,568

City and County of San Francisco COP, 5.00% due 9/1/2018 (City Office Buildings-Multiple Properties Project; Insured: Natl-Re)	AA/Aa3	5,000	5,020

City and County of San Francisco COP, 5.00% due 11/1/2022 (525 Golden Gate Avenue-Public Utilities Commission Office Project)	AA/Aa3	700,000	785,029

City and County of San Francisco Redevelopment Agency, 5.00% due 6/1/2020 (San Francisco Redevelopment Projects; Insured: AGM)	AA/A1	1,730,000	1,986,818

City of Antioch Public Financing Authority, 5.00% due 5/1/2022 (Municipal Facilities Project)	AA-/NR	500,000	593,950

City of Antioch Public Financing Authority, 5.00% due 5/1/2024 (Municipal Facilities Project)	AA-/NR	900,000	1,089,891

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Burbank, 5.00% due 6/1/2016 (Burbank Water and Power System)	AA-/A1	500,000	509,565

City of Burbank, 5.00% due 6/1/2017 (Burbank Water and Power System)	AA-/A1	1,000,000	1,058,740

City of Burbank, 5.00% due 6/1/2018 (Burbank Water and Power System)	AA-/A1	360,000	393,901

City of Burbank, 5.00% due 6/1/2020 (Burbank Water and Power System)	AA-/A1	625,000	722,894

City of Chula Vista, 1.65% due 7/1/2018 (San Diego Gas & Electric Co.)	A+/Aa2	3,500,000	3,502,450

City of Chula Vista COP, 5.25% due 3/1/2020 (Capital Facilities Project)	AA-/NR	1,300,000	1,494,766

City of Chula Vista COP, 5.00% due 10/1/2024 (Police Facility Project)	AA-/A1	1,700,000	2,049,503

City of Clovis, 5.00% due 3/1/2021 (Water System Facilities; Insured: BAM)	AA/A2	550,000	636,169

City of Clovis, 5.00% due 3/1/2022 (Water System Facilities; Insured: BAM)	AA/A2	720,000	847,325

City of Clovis, 5.00% due 3/1/2023 (Water System Facilities; Insured: BAM)	AA/A2	1,000,000	1,193,260

City of Folsom, 5.00% due 12/1/2016 (Community Facilities District No. 2)	A+/NR	1,100,000	1,140,458

City of Folsom, 5.00% due 12/1/2018 (Community Facilities District No. 2)	A+/NR	965,000	1,058,644

City of Los Angeles Community Facilities District No. 4, 4.00% due 9/1/2016 (Playa Vista - Phase 1)	BBB+/NR	650,000	664,625

City of Los Angeles Community Facilities District No. 4, 4.00% due 9/1/2017 (Playa Vista - Phase 1)	BBB+/NR	500,000	524,690

City of Los Angeles COP, 3.00% due 11/1/2030 put 2/1/2018 (American Academy of Dramatic Arts; LOC: TD Bank, N.A.)	NR/Aa2	2,490,000	2,550,607

City of Los Angeles GO, 2.00% due 6/30/2016 (Cash Flow Management)	SP-1+/Mig1	4,000,000	4,031,120

City of Manteca, 4.00% due 7/1/2016 (Water Supply System)	AA-/A1	300,000	305,526

City of Manteca, 3.00% due 12/1/2016 (Wastewater Quality Control Facility)	AA-/Aa3	520,000	531,419

City of Manteca, 4.00% due 7/1/2018 (Water Supply System)	AA-/A1	550,000	590,216

City of Manteca, 4.00% due 12/1/2018 (Wastewater Quality Control Facility)	AA-/Aa3	375,000	404,719

City of Manteca, 5.00% due 7/1/2019 (Water Supply System)	AA-/A1	400,000	452,092

City of Manteca, 5.00% due 7/1/2021 (Water Supply System)	AA-/A1	1,000,000	1,182,680

City of Manteca, 5.00% due 7/1/2023 (Water Supply System)	AA-/A1	650,000	771,368

City of Modesto Water Refunding Revenue COP, 0.01% due 10/1/2036 put 1/4/2016 (Water Utility System; Insured: AGM; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	6,380,000	6,380,000

City of Moorpark Mobile Home Park, 4.90% due 5/15/2017 (Villa Del Arroyo)	A/NR	415,000	428,857

City of Porterville COP, 6.30% due 10/1/2018 (Public Service Capital Projects; Insured: AMBAC) (ETM)	NR/NR	685,000	745,390

City of San Jose Financing Authority, 5.00% due 6/1/2019 (Civic Center Project)	AA/Aa3	650,000	734,461

City of San Jose Financing Authority, 5.00% due 6/1/2020 (Civic Center Project)	AA/Aa3	600,000	693,864

City of San Jose Financing Authority, 4.00% due 6/1/2021 (Civic Center Project)	AA/Aa3	1,000,000	1,128,720

City of San Jose Financing Authority, 5.00% due 6/1/2022 (Civic Center Project)	AA/Aa3	745,000	895,408

City of San Jose Financing Authority, 5.00% due 6/1/2023 (Civic Center Project)	AA/Aa3	1,000,000	1,214,280

City of San Jose Financing Authority, 5.00% due 6/1/2024 (Civic Center Project)	AA/Aa3	750,000	912,338

City of Torrance, 5.00% due 9/1/2020 (Torrance Memorial Medical Center)	BBB+/A3	1,155,000	1,313,397

City of Torrance, 6.00% due 6/1/2022 (Torrance Memorial Medical Center)	BBB+/A3	2,600,000	2,637,804

City of Vallejo, 5.00% due 5/1/2017 (Water Improvement Project; Insured: Natl-Re)	AA-/A3	1,240,000	1,258,650

Colton Public Financing Authority, 4.00% due 4/1/2017 (Electric Generation Facility Project)	NR/A2	530,000	550,983

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Colton Public Financing Authority, 4.00% due 4/1/2018 (Electric Generation Facility Project)	NR/A2	550,000	585,475

Colton Public Financing Authority, 4.00% due 4/1/2019 (Electric Generation Facility Project)	NR/A2	400,000	434,788

Colton Public Financing Authority, 5.00% due 4/1/2020 (Electric Generation Facility Project)	NR/A2	410,000	469,684

Colton Public Financing Authority, 5.00% due 4/1/2021 (Electric Generation Facility Project)	NR/A2	650,000	760,325

Colton Public Financing Authority, 5.00% due 4/1/2022 (Electric Generation Facility Project)	NR/A2	970,000	1,154,766

Community Development Commission of the City of Santa Fe Springs, 5.00% due 9/1/2018 (Redevelopment Project; Insured: Natl-Re)	AA-/A3	1,235,000	1,312,891

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2017 (Educational Facilities; Insured: AGM)	AA/NR	250,000	266,508

Corona-Norco USD GO, 0% due 9/1/2017 (Insured: AGM)	AA/Aa2	1,595,000	1,567,997

Coronado Community Development Agency, 0% due 9/1/2016 (Insured: AGM)	AA/A2	225,000	224,019

County of El Dorado Community Facilities District, 5.00% due 9/1/2019 (El Dorado Hills Development)	A/NR	1,700,000	1,901,110

County of Los Angeles, 5.00% due 6/30/2016 (General Fund Expenditures)	SP-1+/Mig1	12,000,000	12,274,080

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2020 (Bunker Hill Project)	A+/NR	1,000,000	1,152,260

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2021 (Bunker Hill Project)	A+/NR	2,500,000	2,940,775

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2022 (Bunker Hill Project)	A+/NR	1,000,000	1,193,160

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2023 (Bunker Hill Project)	A+/NR	1,000,000	1,204,300

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2024 (Bunker Hill Project)	A+/NR	500,000	606,525

County of Monterey COP, 5.25% due 8/1/2021 (Natividad Medical Center; Insured: AGM)	AA/A1	3,700,000	4,250,042

County of San Diego and San Diego County School District, 2.00% due 6/30/2016	SP-1+/NR	7,430,000	7,490,034

Delano Financing Authority, 5.00% due 12/1/2017 (Police Station and Capital Improvements)	A-/NR	1,085,000	1,158,737

Delano Financing Authority, 5.00% due 12/1/2018 (Police Station and Capital Improvements)	A-/NR	1,135,000	1,238,296

Delano Financing Authority, 5.00% due 12/1/2019 (Police Station and Capital Improvements)	A-/NR	1,195,000	1,332,891

Desert Sands USD COP, 4.00% due 3/1/2019 (Educational Facilities; Insured: BAM)	AA/A1	1,000,000	1,083,710

Desert Sands USD COP, 5.00% due 3/1/2020 (Educational Facilities; Insured: BAM)	AA/A1	700,000	797,986

Desert Sands USD COP, 5.00% due 3/1/2021 (Educational Facilities; Insured: BAM)	AA/A1	1,080,000	1,257,131

East Bay Municipal Utility District, 5.00% due 6/1/2016 (Water System)	AAA/Aa1	3,100,000	3,162,031

Elk Grove Finance Authority, 4.00% due 9/1/2020 (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1)	A-/NR	575,000	633,621

Elk Grove Finance Authority, 5.00% due 9/1/2021 (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1)	A-/NR	450,000	525,384

Elk Grove Finance Authority, 5.00% due 9/1/2025 (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1)	A-/NR	750,000	903,188

Emeryville Redevelopment Agency, 5.00% due 9/1/2022 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	2,775,000	3,351,728

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Emeryville Redevelopment Agency, 5.00% due 9/1/2023 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	2,420,000	2,953,441

Emeryville Redevelopment Agency, 5.00% due 9/1/2024 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	3,900,000	4,807,959

Fillmore Public Financing Authority, 5.00% due 5/1/2016 (Water Recycling Financing Project; Insured: CIFG)	AA/A3	735,000	745,459

Fresno County USD GO, 5.90% due 8/1/2017 (Educational Facilities; Insured: Natl-Re)	AA-/A3	590,000	635,814

Fresno County USD GO, 5.90% due 8/1/2018 (Educational Facilities; Insured: Natl-Re)	AA-/A3	630,000	704,485

Fresno County USD GO, 5.90% due 8/1/2019 (Educational Facilities; Insured: Natl-Re)	AA-/A3	675,000	779,929

Fresno County USD GO, 5.00% due 2/1/2020 (Educational Facilities; Insured: Natl-Re)	AA-/A3	2,510,000	2,855,577

Fresno County USD GO, 5.90% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	AA-/A3	720,000	857,340

Fullerton Public Financing Authority, 5.00% due 9/1/2016 (Insured: AMBAC)	A/NR	1,775,000	1,787,815

Government of Guam, 5.00% due 11/15/2023 (Economic Development)	A/NR	1,250,000	1,475,587

Government of Guam, 5.00% due 11/15/2025 (Economic Development)	A/NR	4,175,000	4,991,212

Guam Power Authority, 5.00% due 10/1/2021 (Electric Power System; Insured: AGM)	AA/A2	1,275,000	1,502,230

Hacienda La Puente USD COP, 2.00% due 6/1/2016 (Educational Facilities; Insured: AGM)	AA/A1	850,000	856,095

Hacienda La Puente USD COP, 3.00% due 6/1/2017 (Educational Facilities; Insured: AGM)	AA/A1	160,000	165,093

Hacienda La Puente USD COP, 4.00% due 6/1/2018 (Educational Facilities; Insured: AGM)	AA/A1	705,000	755,309

Hacienda La Puente USD COP, 5.00% due 6/1/2019 (Educational Facilities; Insured: AGM)	AA/A1	875,000	987,123

Hacienda La Puente USD COP, 5.00% due 6/1/2020 (Educational Facilities; Insured: AGM)	AA/A1	740,000	855,766

Hacienda La Puente USD COP, 5.00% due 6/1/2022 (Educational Facilities; Insured: AGM)	AA/A1	575,000	692,024

Hacienda La Puente USD COP, 5.00% due 6/1/2023 (Educational Facilities; Insured: AGM)	AA/A1	1,535,000	1,866,990

Hacienda La Puente USD COP, 5.00% due 6/1/2024 (Educational Facilities; Insured: AGM)	AA/A1	880,000	1,083,113

Hacienda La Puente USD COP, 5.00% due 6/1/2025 (Educational Facilities; Insured: AGM)	AA/A1	1,300,000	1,613,586

Hemet USD GO, 4.00% due 8/1/2018 (Insured: AGM)	AA/NR	1,335,000	1,433,857

Jurupa Public Financing Authority, 4.50% due 9/1/2018 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	870,000	939,217

Jurupa Public Financing Authority, 4.50% due 9/1/2019 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	905,000	998,749

Jurupa Public Financing Authority, 4.50% due 9/1/2020 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	945,000	1,060,630

Kern High School District GO, 4.00% due 8/1/2016 (Insured: AGM)	A+/Aa2	500,000	510,495

Kern High School District GO, 4.00% due 8/1/2017 (Insured: AGM)	A+/Aa2	500,000	525,240

Kern High School District GO, 4.00% due 8/1/2018 (Insured: AGM)	A+/Aa2	500,000	537,710

La Quinta Redevelopment Agency, 5.00% due 9/1/2021 (Redevelopment Project Areas No. 1 and 2)	A+/NR	1,000,000	1,165,180

La Quinta Redevelopment Agency, 5.00% due 9/1/2022 (Redevelopment Project Areas No. 1 and 2)	A+/NR	2,000,000	2,365,360

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

La Quinta Redevelopment Agency, 5.00% due 9/1/2023 (Redevelopment Project Areas No. 1 and 2)	A+/NR	1,500,000	1,783,500

Lodi Public Financing Authority, 3.00% due 10/1/2016 (City Police Building and Jail)	A+/NR	830,000	842,741

Lodi Public Financing Authority, 5.00% due 10/1/2020 (City Police Building and Jail)	A+/NR	965,000	1,095,999

Lodi Public Financing Authority, 5.00% due 10/1/2021 (City Police Building and Jail)	A+/NR	1,020,000	1,176,407

Lodi Public Financing Authority, 5.00% due 10/1/2022 (City Police Building and Jail)	A+/NR	1,040,000	1,202,895

Lodi Public Financing Authority, 5.00% due 10/1/2023 (City Police Building and Jail)	A+/NR	1,120,000	1,286,286

Los Alamitos USD GO, 0% due 9/1/2016 (Educational Facilities) (ETM)	SP-1+/Aa2	2,000,000	1,993,340

Los Angeles Convention & Exhibition Center Authority, 5.00% due 8/15/2016 (ETM)	A+/A1	2,100,000	2,159,934

Los Angeles Convention & Exhibition Center Authority, 5.00% due 8/15/2017 (ETM)	A+/A1	1,660,000	1,773,610

Los Angeles County Public Works Financing Authority, 5.25% due 10/1/2016 (Los Angeles County Regional Park and Open Space District; Insured: AGM)	AA/Aa1	700,000	724,962

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA/A1	2,060,000	2,267,648

Los Angeles County Sanitation District Financing Authority, 5.00% due 10/1/2016 (Capital Projects)	AA+/Aa1	4,000,000	4,138,680

Los Angeles County Schools Regionalized Business Services Corp. COP, 0% due 8/1/2021 (Insured: AMBAC)	NR/NR	2,135,000	1,868,146

Los Angeles Department of Airports, 5.50% due 5/15/2018 (Los Angeles International Airport) (AMT)	AA/Aa3	2,000,000	2,204,160

Los Angeles Department of Water & Power, 0.01% due 7/1/2034 put 1/4/2016 (Electric Power Plant; SPA: Royal Bank of Canada) (daily demand notes)	AA-/Aa3	25,600,000	25,600,000

Los Angeles Municipal Improvement Corp., 5.00% due 11/1/2017 (Capital Improvements)	A+/A2	3,235,000	3,483,771

Los Angeles Municipal Improvement Corp., 5.00% due 3/1/2018 (Capital Improvements)	A+/A2	4,765,000	5,176,077

Los Angeles USD COP, 5.00% due 10/1/2016 (Educational Facilities and Information Technology Infrastructure; Insured: AMBAC)	A+/A1	425,000	439,556

Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities and Information Technology Infrastructure)	A+/A1	2,000,000	2,256,500

Los Angeles USD GO, 5.00% due 7/1/2022 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	2,750,000	3,341,195

Los Angeles USD GO, 5.00% due 7/1/2023 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	3,000,000	3,701,580

Los Angeles USD GO, 5.00% due 7/1/2024 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	3,000,000	3,753,540

Lynwood USD GO, 5.00% due 8/1/2023 (Insured: AGM)	AA/A2	1,000,000	1,217,180

Manteca USD Community Facilities District No. 1989-2, 3.00% due 9/1/2016 (Educational Facilities; Insured: AGM)	AA/A2	410,000	416,089

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA/A2	500,000	533,260

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2019 (Educational Facilities; Insured: AGM)	AA/A2	870,000	944,690

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2020 (Educational Facilities; Insured: AGM)	AA/A2	1,425,000	1,631,155

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2021 (Educational Facilities; Insured: AGM)	AA/A2	750,000	873,885

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2023 (Educational Facilities; Insured: AGM)	AA/A2	500,000	598,515

Mark West Union School District GO, 4.125% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	AA/A3	1,275,000	1,279,029

Metropolitan Water District of Southern California, 0.21% due 7/1/2036 put 8/16/2016	A-1+/Aa1	7,500,000	7,500,000

Milpitas Redevelopment Agency, 3.00% due 9/1/2016 (Redevelopment Project Area No. 1)	AA-/NR	1,000,000	1,017,530

Milpitas Redevelopment Agency, 4.00% due 9/1/2017 (Redevelopment Project Area No. 1)	AA-/NR	1,000,000	1,053,140

Milpitas Redevelopment Agency, 5.00% due 9/1/2025 (Redevelopment Project Area No. 1)	AA-/NR	2,300,000	2,854,185

Modesto Irrigation District, 5.00% due 7/1/2022 (San Joaquin Valley Electric System)	A+/A2	1,000,000	1,209,130

Moreno Valley Public Financing Authority, 5.00% due 11/1/2024 (Public Improvements)	A+/NR	1,455,000	1,745,665

Murrieta Valley USD Public Financing Authority GO, 5.00% due 9/1/2023 (Educational Facilities; Insured: BAM)	AA/NR	1,080,000	1,316,056

Natomas USD GO, 5.00% due 8/1/2024 (Insured: BAM)	AA/A1	2,425,000	2,951,952

North City West School Facilities Financing Authority, 5.00% due 9/1/2021 (Carmel Valley; Insured: AGM)	AA/NR	2,155,000	2,538,418

North City West School Facilities Financing Authority, 5.00% due 9/1/2022 (Carmel Valley; Insured: AGM)	AA/NR	2,260,000	2,698,237

Northern California Power Agency, 5.00% due 7/1/2016 (Hydroelectric Project)	A+/A1	500,000	511,935

Northern California Power Agency, 5.00% due 7/1/2017 (Hydroelectric Project)	A+/A1	100,000	106,436

Northern California Power Agency, 5.00% due 7/1/2018 (Hydroelectric Project)	A+/A1	1,250,000	1,375,437

Northern California Power Agency, 5.00% due 6/1/2019 (Lodi Energy Center)	A-/A2	2,340,000	2,645,721

Oakland USD GO, 5.00% due 8/1/2022 (County of Alameda Educational Facilities)	NR/NR	745,000	870,115

Oakland USD GO, 5.00% due 8/1/2023 (County of Alameda Educational Facilities)	NR/NR	700,000	827,309

Oakland USD GO, 5.00% due 8/1/2025 (County of Alameda Educational Facilities)	NR/NR	1,300,000	1,558,466

Palomar Pomerado Health GO, 0% due 8/1/2019 (Insured: AGM)	AA/A2	2,000,000	1,880,480

Palomar Pomerado Health GO, 0% due 8/1/2021 (Insured: Natl-Re)	AA-/A2	2,850,000	2,514,298

Pomona USD GO, 6.10% due 2/1/2020 (Educational Facilities; Insured: Natl-Re)	AA-/A3	465,000	549,202

Redding Electrical Systems COP, 5.00% due 6/1/2020 (Insured: AGM)	NR/A2	2,500,000	2,737,500

Redevelopment Agency of the City and County of San Francisco Community Facilities District No. 4, 0.01% due 8/1/2032 put 1/4/2016 (Mission Bay North Public Improvements; Insured: Bank of America, N.A.) (daily demand notes)	NR/A1	250,000	250,000

Redevelopment Agency of the City of Rialto, 5.00% due 9/1/2023 (Merged Project Area; Insured: BAM)	AA/NR	550,000	660,083

Redevelopment Agency of the City of Rialto, 5.00% due 9/1/2024 (Merged Project Area; Insured: BAM)	AA/NR	500,000	606,815

Regents of the University of California, 4.00% due 5/15/2017 (Campus Housing and Facilities)	AA-/Aa3	1,250,000	1,307,175

Ridgecrest Redevelopment Agency, 5.00% due 6/30/2016 (Redevelopment Project)	A-/NR	1,055,000	1,077,725

Ridgecrest Redevelopment Agency, 5.00% due 6/30/2017 (Redevelopment Project)	A-/NR	1,055,000	1,114,597

Ridgecrest Redevelopment Agency, 5.25% due 6/30/2018 (Redevelopment Project)	A-/NR	1,050,000	1,148,710

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Ridgecrest Redevelopment Agency, 5.50% due 6/30/2019 (Redevelopment Project)	A-/NR	1,050,000	1,190,773

Ridgecrest Redevelopment Agency, 5.50% due 6/30/2020 (Redevelopment Project)	A-/NR	1,040,000	1,209,073

Riverside County Infrastructure Financing Authority, 2.00% due 11/1/2016 (Capital Improvement Projects)	AA-/NR	1,500,000	1,518,705

Riverside County Infrastructure Financing Authority, 3.00% due 11/1/2017 (Capital Improvement Projects)	AA-/NR	1,000,000	1,037,580

Riverside County Infrastructure Financing Authority, 4.00% due 11/1/2018 (Capital Improvement Projects)	AA-/NR	1,000,000	1,076,290

Riverside County Infrastructure Financing Authority, 4.00% due 11/1/2019 (Capital Improvement Projects)	AA-/NR	1,700,000	1,863,676

Riverside County Infrastructure Financing Authority, 5.00% due 11/1/2020 (Capital Improvement Projects)	AA-/NR	605,000	701,050

Riverside County Infrastructure Financing Authority, 5.00% due 11/1/2021 (Capital Improvement Projects)	AA-/NR	500,000	590,330

Riverside County Palm Desert Financing Authority, 6.00% due 5/1/2022 (Palm Desert Sheriff’s Station Facilities)	AA-/A2	2,600,000	2,875,340

Riverside County Public Financing Authority, 4.00% due 11/1/2017 (Capital Facilities Project)	AA-/NR	550,000	580,646

Riverside County Public Financing Authority, 5.00% due 11/1/2019 (Capital Facilities Project)	AA-/NR	2,000,000	2,266,940

Riverside County Public Financing Authority, 4.00% due 11/1/2020 (Capital Facilities Project)	AA-/NR	465,000	515,015

Riverside County Public Financing Authority, 5.00% due 11/1/2021 (Capital Facilities Project)	AA-/NR	1,000,000	1,173,390

Riverside County Public Financing Authority, 5.00% due 11/1/2025 (Capital Facilities Project)	AA-/NR	1,000,000	1,205,730

Riverside USD Financing Authority, 3.00% due 9/1/2016 (Educational Facilities; Insured: BAM)	AA/NR	500,000	508,290

Riverside USD Financing Authority, 4.00% due 9/1/2017 (Educational Facilities; Insured: BAM)	AA/NR	285,000	299,270

Riverside USD Financing Authority, 5.00% due 9/1/2019 (Educational Facilities; Insured: BAM)	AA/NR	950,000	1,073,728

Riverside USD Financing Authority, 5.00% due 9/1/2022 (Educational Facilities; Insured: BAM)	AA/NR	215,000	256,441

Riverside USD Financing Authority, 5.00% due 9/1/2024 (Educational Facilities; Insured: BAM)	AA/NR	680,000	820,719

Riverside USD Financing Authority, 5.00% due 9/1/2025 (Educational Facilities; Insured: BAM)	AA/NR	350,000	422,331

Rosemead Community Development Commission, 5.00% due 10/1/2016 (Redevelopment Project Area No. 1; Insured: AMBAC)	A/NR	700,000	721,931

Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017	BBB+/Baa1	1,390,000	1,445,350

Sacramento City Financing Authority, 0% due 11/1/2016 (Merged Downtown Sacramento, Alkali Flat, Del Paso Heights and Oak Park Redevelopment Project Areas; Insured: Nat’l-Re)	AA-/A3	3,200,000	3,172,960

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2021 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	830,000	961,812

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2022 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	775,000	914,027

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2023 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	815,000	972,507

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2024 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	765,000	919,346

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2025 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	2,175,000	2,592,730

Sacramento City USD GO, 5.00% due 7/1/2018 (Educational Facilities Improvements; Insured: AGM)	AA/NR	360,000	395,748

Sacramento City USD GO, 4.00% due 7/1/2019 (Educational Facilities Improvements)	A+/A1	5,455,000	5,980,917

Sacramento City USD GO, 5.00% due 7/1/2019 (Educational Facilities Improvements; Insured: AGM)	AA/NR	635,000	719,334

Sacramento City USD GO, 5.00% due 7/1/2020 (Educational Facilities Improvements; Insured: AGM)	AA/NR	500,000	580,375

Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements; Insured: AGM)	AA/NR	400,000	474,696

Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements)	A+/A1	3,600,000	4,254,516

Sacramento City USD GO, 5.00% due 7/1/2022 (Educational Facilities Improvements; Insured: AGM)	AA/NR	700,000	846,391

Sacramento Cogeneration Authority, 5.00% due 7/1/2019 (Procter & Gamble Project)	AA-/Aa3	625,000	706,856

Sacramento Municipal Utility District, 5.00% due 7/1/2020 pre-refunded 7/1/2016 (Cosumnes Project; Insured: Natl-Re)	NR/A3	3,000,000	3,069,480

Salinas Valley Solid Waste Authority, 5.00% due 8/1/2023 (Insured: AGM) (AMT)	AA/A2	1,530,000	1,801,391

San Diego Redevelopment Agency, 5.00% due 9/1/2018 (Centre City Redevelopment; Insured: AMBAC)	NR/A2	3,215,000	3,276,149

San Diego Redevelopment Agency, 0% due 9/1/2019 (Centre City Redevelopment; Insured: AGM)	AA/A2	1,910,000	1,786,576

San Diego Redevelopment Agency, 5.80% due 11/1/2021 (Horton Plaza)	A-/Baa1	2,635,000	2,643,379

San Diego USD GO, 3.00% due 7/1/2017 (Educational System Capital Projects)	NR/Aa2	5,000,000	5,169,800

San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/Aa2	1,390,000	1,649,402

San Diego USD GO, 5.00% due 7/1/2023 (Educational System Capital Projects)	AA-/Aa2	5,000,000	6,149,500

San Diego USD GO, 5.00% due 7/1/2024 (Educational System Capital Projects)	AA-/Aa2	3,000,000	3,712,320

San Francisco City and County Airports Commission, 5.00% due 5/1/2024 (San Francisco International Airport; Insured: Natl-Re)	AA-/A1	5,000,000	5,076,900

San Francisco City and County Redevelopment Agency, 5.00% due 8/1/2019 (San Francisco Redevelopment Projects)	A+/NR	2,050,000	2,319,042

San Francisco City and County Redevelopment Agency, 5.00% due 8/1/2020 (San Francisco Redevelopment Projects)	A+/NR	1,685,000	1,952,544

San Francisco City and County Redevelopment Agency, 5.00% due 8/1/2021 (San Francisco Redevelopment Projects)	A+/NR	1,000,000	1,183,840

San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA/Aa2	5,000,000	4,582,250

San Juan USD GO, 1.00% due 8/1/2016 (Educational Facilities)	NR/Aa2	3,000,000	3,010,920

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2017 (Maple Street Correctional Center)	AA+/Aa2	750,000	797,385

San Mateo County Joint Powers Financing Authority, 5.00% due 7/15/2018 (County Capital Projects)	AA+/Aa2	800,000	876,064

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2021 (Maple Street Correctional Center)	AA+/Aa2	410,000	487,265

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2022 (Maple Street Correctional Center)	AA+/Aa2	1,000,000	1,211,660

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2023 (Maple Street Correctional Center)	AA+/Aa2	585,000	718,310

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

San Mateo Union High School District GO, 0% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA+/Aaa	2,000,000	1,904,840

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re) (ETM)	AA-/A3	1,000,000	1,130,900

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	AA-/A3	1,000,000	1,120,850

Santa Ana USD GO, 0% due 8/1/2020 (Insured: Natl-Re)	AA-/A3	2,035,000	1,873,197

Santa Clara County Financing Authority, 4.00% due 5/15/2017 (Multiple Facilities Projects)	AA+/A1	1,000,000	1,043,530

Santa Clara County Financing Authority, 5.00% due 5/15/2025 (Multiple Facilities Projects)	AA+/NR	6,755,000	8,441,723

Semitropic Water Storage Improvement District, 5.00% due 12/1/2022 (Irrigation Water System; Insured: AGM)	AA/A2	400,000	482,044

Semitropic Water Storage Improvement District, 5.00% due 12/1/2023 (Irrigation Water System; Insured: AGM)	AA/A2	500,000	610,160

Semitropic Water Storage Improvement District, 5.00% due 12/1/2024 (Irrigation Water System; Insured: AGM)	AA/A2	500,000	614,215

Semitropic Water Storage Improvement District, 5.00% due 12/1/2025 (Irrigation Water System; Insured: AGM)	AA/A2	1,110,000	1,376,400

Solano County COP, 5.00% due 11/15/2016 (Health & Social Services Headquarters)	AA-/A1	1,000,000	1,037,230

South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities)	SP-1+/NR	5,000,000	5,371,400

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2017 (Insured: AMBAC)	AA-/A2	1,000,000	1,004,140

Southeast Resource Recovery Facilities Authority, 5.375% due 12/1/2018 (Insured: AMBAC) (AMT)	AA-/A2	2,000,000	2,008,480

Southern California Public Power Authority, 5.00% due 7/1/2016 (Southern Transmission Project)	AA-/NR	2,000,000	2,046,820

Southern California Public Power Authority, 0.01% due 7/1/2036 put 1/4/2016 (Magnolia Power Project; LOC: U.S. Bank, N.A.) (daily demand notes)	AAA/Aa1	190,000	190,000

State of California Department of Water Resources, 5.00% due 12/1/2016 (Central Valley Project Water System)	AAA/Aa1	1,000,000	1,042,160

State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	2,330,000	2,563,815

State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	670,000	737,235

State of California GO, 4.00% due 8/1/2016 (Various Capital Projects)	AA-/Aa3	500,000	510,685

State of California GO, 5.00% due 3/1/2017 pre-refunded 3/1/2016 (Various Capital Projects; Insured: Syncora)	AA-/Aa3	2,860,000	2,882,565

State of California GO, 4.75% due 9/1/2018 (Various Capital Projects; Insured: AGM)	AA/Aa3	220,000	221,665

State of California GO, 5.00% due 9/1/2020 (Various Capital Projects)	AA-/Aa3	2,000,000	2,336,940

State of California GO, 0.01% due 5/1/2033 put 1/4/2016 (Kindergarten-University Facilities; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	250,000	250,000

State of California GO, 0.01% due 5/1/2034 put 1/4/2016 (Kindergarten-University Facilities; LOC: Citibank N.A.) (daily demand notes)	AAA/Aa1	450,000	450,000

Successor Agency to the City Colton Redevelopment Agency, 5.00% due 8/1/2021 (Downtown Area No. 1 and No. 2, Cooley Ranch, Santa Ana River, West Valley, Mount Vernon Corridor, Rancho/Mill; Insured: BAM)	AA/NR	940,000	1,089,347

Successor Agency to the City Colton Redevelopment Agency, 5.00% due 8/1/2023 (Downtown Area No. 1 and No. 2, Cooley Ranch, Santa Ana River, West Valley, Mount Vernon Corridor, Rancho/Mill; Insured: BAM)	AA/NR	925,000	1,098,881

Successor Agency to the City Colton Redevelopment Agency, 5.00% due 8/1/2025 (Downtown Area No. 1 and No. 2, Cooley Ranch, Santa Ana River, West Valley, Mount Vernon Corridor, Rancho/Mill; Insured: BAM)	AA/NR	950,000	1,143,334

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Successor Agency to the City of Riverside Redevelopment Agency, 5.00% due 9/1/2023	AA-/NR	1,735,000	2,104,572

Successor Agency to the City of Riverside Redevelopment Agency, 5.00% due 9/1/2024	AA-/NR	1,250,000	1,532,112

Successor Agency to the City of Sacramento Redevelopment Agency, 2.00% due 12/1/2016 (Redevelopment Project)	A/NR	1,000,000	1,011,360

Successor Agency to the City of Sacramento Redevelopment Agency, 3.00% due 12/1/2017 (Redevelopment Project)	A/NR	1,315,000	1,361,143

Successor Agency to the Community Development Agency of the City of Menlo Park, 3.00% due 10/1/2017 (Las Pulgas Community Development Project)	A+/NR	655,000	679,635

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2019 (Las Pulgas Community Development Project)	A+/NR	400,000	453,988

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2020 (Las Pulgas Community Development Project)	A+/NR	325,000	377,764

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2021 (Las Pulgas Community Development Project; Insured: AGM)	AA/NR	1,250,000	1,490,700

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2022 (Las Pulgas Community Development Project; Insured: AGM)	AA/NR	900,000	1,086,552

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2025 (Las Pulgas Community Development Project; Insured: AGM)	AA/NR	500,000	619,635

Successor Agency to the Poway Redevelopment Agency, 5.00% due 6/15/2025 (Paguay Redevelopment Project)	AA-/NR	4,665,000	5,776,669

Successor Agency to the Rancho Cucamonga Redevelopment Project, 5.00% due 9/1/2023 (Insured: AGM)	AA/NR	1,000,000	1,222,820

Successor Agency to the Rancho Cucamonga Redevelopment Project, 5.00% due 9/1/2024 (Insured: AGM)	AA/NR	2,000,000	2,470,980

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2022 (Insured: BAM)	AA/NR	400,000	473,072

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2023 (Insured: BAM)	AA/NR	400,000	475,600

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2024 (Insured: BAM)	AA/NR	450,000	535,734

Temecula Valley USD Financing Authority, 3.00% due 9/1/2016 (Educational Facilities; Insured: BAM)	AA/NR	580,000	589,616

Temecula Valley USD Financing Authority, 4.00% due 9/1/2017 (Educational Facilities; Insured: BAM)	AA/NR	400,000	420,256

Temecula Valley USD Financing Authority, 5.00% due 9/1/2018 (Educational Facilities; Insured: BAM)	AA/NR	325,000	357,396

Temecula Valley USD Financing Authority, 5.00% due 9/1/2019 (Educational Facilities; Insured: BAM)	AA/NR	375,000	423,840

Temecula Valley USD Financing Authority, 5.00% due 9/1/2020 (Educational Facilities; Insured: BAM)	AA/NR	400,000	461,948

Temecula Valley USD Financing Authority, 5.00% due 9/1/2021 (Educational Facilities; Insured: BAM)	AA/NR	515,000	608,359

Temecula Valley USD Financing Authority, 5.00% due 9/1/2022 (Educational Facilities; Insured: BAM)	AA/NR	275,000	328,389

Temecula Valley USD Financing Authority, 5.00% due 9/1/2023 (Educational Facilities; Insured: BAM)	AA/NR	300,000	361,773

Temecula Valley USD Financing Authority, 5.00% due 9/1/2024 (Educational Facilities; Insured: BAM)	AA/NR	300,000	364,707

Temecula Valley USD Financing Authority, 5.00% due 9/1/2025 (Educational Facilities; Insured: BAM)	AA/NR	300,000	362,820

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Tuolumne Wind Project Authority, 5.00% due 1/1/2018	AA-/A2	1,690,000	1,822,124

Turlock Irrigation District, 5.00% due 1/1/2019	AA-/A2	1,000,000	1,112,900

Ukiah USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA-/A1	2,000,000	1,896,260

Upper Lake Union High School District GO, 0% due 8/1/2020 (Insured: Natl-Re)	NR/A3	1,050,000	894,506

Ventura County Public Financing Authority, 5.00% due 11/1/2023 (Office Building Purchase and Improvements)	AA+/Aa3	500,000	606,220

Ventura County Public Financing Authority, 5.00% due 11/1/2024 (Office Building Purchase and Improvements)	AA+/Aa3	1,060,000	1,282,473

Virgin Islands Public Finance Authority, 5.00% due 10/1/2017	BBB-/Baa2	1,440,000	1,511,078

Vista Redevelopment Agency, 5.00% due 9/1/2019 (Vista Redevelopment Project; Insured: AGM)	AA/NR	300,000	339,147

Vista Redevelopment Agency, 5.00% due 9/1/2020 (Vista Redevelopment Project; Insured: AGM)	AA/NR	275,000	317,543

Vista Redevelopment Agency, 5.00% due 9/1/2021 (Vista Redevelopment Project; Insured: AGM)	AA/NR	265,000	312,674

Vista Redevelopment Agency, 5.00% due 9/1/2022 (Vista Redevelopment Project; Insured: AGM)	AA/NR	335,000	400,965

Vista Redevelopment Agency, 5.00% due 9/1/2023 (Vista Redevelopment Project; Insured: AGM)	AA/NR	400,000	483,516

Walnut Improvement Agency, 4.00% due 3/1/2016 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	500,000	502,930

Walnut Improvement Agency, 4.00% due 3/1/2017 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	1,000,000	1,033,570

Walnut Improvement Agency, 4.00% due 3/1/2018 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	1,000,000	1,056,250

Walnut Improvement Agency, 5.00% due 3/1/2019 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	400,000	442,652

Washington USD Yolo County COP, 5.00% due 8/1/2017 (West Sacramento High School; Insured: AMBAC)	A/NR	725,000	773,974

Washington USD Yolo County COP, 5.00% due 8/1/2021 (West Sacramento High School; Insured: AMBAC)	A/NR	910,000	958,812

Washington USD Yolo County COP, 5.00% due 8/1/2022 (West Sacramento High School; Insured: AMBAC)	A/NR	2,010,000	2,117,816

Westminster Redevelopment Agency, 5.00% due 8/1/2024 (Commercial Redevelopment Project No. 1; Insured: AGM)	AA/A2	1,205,000	1,303,256

Whittier Union High School GO, 5.00% due 8/1/2016 (School Facilities Improvements)	AA-/Aa1	6,180,000	6,347,540

TOTAL INVESTMENTS — 97.56% (Cost $622,042,021)			$646,129,659

OTHER ASSETS LESS LIABILITIES — 2.44%			16,172,342

NET ASSETS — 100.00%			$662,302,001

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2015 (Unaudited)

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FHA	Insured by Federal Housing Administration

GO	General Obligation

HFFA	Health Facilities Financing Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$622,042,021

Gross unrealized appreciation on a tax basis	$24,198,436
Gross unrealized depreciation on a tax basis	(110,797)

Net unrealized appreciation (depreciation) on investments (tax basis)	$24,087,639

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2015 (Unaudited)

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$646,129,659	$-	$646,129,659	$-

Total Investments in Securities	$646,129,659	$-	$646,129,659	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2015.

15

SCHEDULE OF INVESTMENTS

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

MUNICIPAL BONDS — 88.71%

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2021 pre-refunded 7/1/2019 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	$1,760,000	$1,996,333

Albuquerque Bernalillo County Water Utility Authority, 5.50% due 7/1/2025 pre-refunded 7/1/2019 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	1,000,000	1,151,410

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2026 (2005 NMFA Loan and Joint Water and Sewer System Improvements)	AA+/Aa2	2,000,000	2,437,220

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2026 pre-refunded 7/1/2016 (San Juan-Chama Drinking Water Project; Insured: AMBAC)	AA+/Aa2	500,000	511,450

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2026 pre-refunded 7/1/2018 (San Juan-Chama Drinking Water Project)	AA+/Aa2	1,420,000	1,561,006

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2031 (2007 NMFA Loan and Joint Water and Sewer System Improvements)	AA+/Aa2	500,000	604,180

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2032 (2007 NMFA Loan and Joint Water and Sewer System Improvements)	AA+/Aa2	1,000,000	1,203,680

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2016 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	3,700,000	3,799,604

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2017 pre-refunded 8/1/2016 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	345,000	354,260

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2019 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	3,585,000	4,069,011

Albuquerque Municipal School District No. 12 GO, 4.00% due 8/1/2029 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	1,300,000	1,424,358

Bernalillo County, 5.00% due 4/1/2021 (Government Services; Insured: Natl-Re)	AAA/Aa2	3,000,000	3,320,250

Bernalillo County, 5.25% due 10/1/2022 (Government Services; Insured: AMBAC)	AAA/Aa2	3,170,000	3,898,878

Bernalillo County, 5.25% due 10/1/2023 (Government Services; Insured: AMBAC)	AAA/Aa2	1,275,000	1,585,577

Bernalillo County, 5.25% due 10/1/2025 (Government Services; Insured: AMBAC)	AAA/Aa2	3,850,000	4,846,380

Bernalillo County, 5.25% due 4/1/2027 (Government Services)	AAA/Aa2	300,000	368,322

Bernalillo County, 5.70% due 4/1/2027 (Government Services)	AAA/Aa2	3,000,000	3,810,210

Bernalillo County, 5.70% due 4/1/2027 (Government Services; Insured: Natl-Re)	AAA/Aa2	815,000	1,035,107

Bernalillo County GO, 4.00% due 8/15/2019 (Capital Improvements)	AAA/Aaa	1,505,000	1,657,456

Carlsbad Municipal School District GO, 5.00% due 8/1/2018 (Educational Facilities) (State Aid Withholding)	NR/Aa1	1,000,000	1,100,120

Central New Mexico Community College GO, 5.00% due 8/15/2020 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,375,000	1,603,277

Central New Mexico Community College GO, 5.00% due 8/15/2021 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,435,000	1,711,166

Central New Mexico Community College GO, 5.00% due 8/15/2022 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,100,000	1,336,720

Central New Mexico Community College GO, 4.00% due 8/15/2023 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,920,000	2,137,325

Cibola County, 3.00% due 6/1/2016 (County Building Improvements)	NR/A2	185,000	187,018

Cibola County, 3.00% due 6/1/2016 (County Building Improvements)	NR/NR	245,000	247,673

Cibola County, 5.00% due 6/1/2025 (County Building Improvements)	NR/A2	360,000	432,112

Cibola County, 5.00% due 6/1/2025 (County Building Improvements)	NR/NR	355,000	426,110

City of Albuquerque, 5.00% due 7/1/2021 (Lodgers’ Tax Obligations Surplus Fund)	AAA/Aa2	1,340,000	1,497,450

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Albuquerque, 5.00% due 7/1/2021 (Lodgers’ Tax Obligations Surplus Fund)	AAA/Aa2	3,000,000	3,352,500

City of Albuquerque, 5.00% due 7/1/2025 (I-25/Paseo del Norte Interchange)	AAA/Aa2	540,000	646,909

City of Albuquerque, 5.00% due 7/1/2027 (I-25/Paseo del Norte Interchange)	AAA/Aa2	555,000	656,437

City of Albuquerque, 5.00% due 7/1/2033 (City Infrastructure Improvements)	AAA/Aa2	1,100,000	1,315,842

City of Albuquerque, 5.00% due 7/1/2034 (City Infrastructure Improvements)	AAA/Aa2	1,200,000	1,428,804

City of Albuquerque GO, 4.00% due 7/1/2016 (City Infrastructure Improvements)	AAA/Aa1	275,000	280,066

City of Farmington, 5.00% due 6/1/2017 (San Juan Regional Medical Center)	NR/A3	1,035,000	1,072,260

City of Farmington, 5.125% due 6/1/2018 (San Juan Regional Medical Center)	NR/A3	570,000	572,155

City of Farmington, 5.125% due 6/1/2019 (San Juan Regional Medical Center)	NR/A3	645,000	647,348

City of Farmington, 5.00% due 6/1/2022 (San Juan Regional Medical Center)	NR/A3	2,825,000	2,968,934

City of Farmington, 4.70% due 5/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	965,000	1,067,560

City of Farmington, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	4,000,000	4,417,320

City of Farmington, 1.875% due 4/1/2029 (Southern California Edison Co.-Four Corners Project)	A/Aa3	3,000,000	3,028,800

City of Gallup, 5.00% due 8/15/2017 (Tri-State Generation & Transmission Assoc., Inc. Project; Insured: AMBAC)	A/A3	3,540,000	3,551,009

City of Gallup GRT, 5.125% due 6/1/2017 (City Infrastructure Improvements)	NR/NR	140,000	146,937

City of Gallup GRT, 5.125% due 6/1/2019 (City Infrastructure Improvements)	NR/NR	310,000	338,756

City of Las Cruces, 4.00% due 6/1/2021 (Joint Utility System)	NR/Aa2	100,000	112,900

City of Las Cruces, 5.00% due 6/1/2021 (NMFA Loan)	NR/Aa3	730,000	834,061

City of Las Cruces, 4.00% due 6/1/2022 (Joint Utility System)	NR/Aa2	670,000	764,725

City of Las Cruces, 5.00% due 6/1/2022 (NMFA Loan)	NR/Aa3	765,000	874,777

City of Las Cruces, 4.00% due 6/1/2023 (Joint Utility System)	NR/Aa2	695,000	799,333

City of Las Cruces, 5.00% due 6/1/2023 (NMFA Loan)	NR/Aa3	800,000	912,200

City of Las Cruces, 5.00% due 6/1/2024 (NMFA Loan)	NR/Aa3	840,000	955,282

City of Las Cruces, 4.00% due 6/1/2025 (Joint Utility System)	NR/Aa2	750,000	868,050

City of Las Cruces, 5.00% due 6/1/2030 (NMFA Loan)	NR/Aa3	2,000,000	2,265,980

City of Las Cruces, 5.00% due 6/1/2037 (NMFA Loan)	NR/Aa3	5,000,000	5,610,900

City of Rio Rancho, 2.00% due 5/15/2016 (Water and Wastewater System)	AA-/Aa3	260,000	261,464

City of Rio Rancho, 2.00% due 5/15/2017 (Water and Wastewater System)	AA-/Aa3	100,000	101,461

City of Santa Fe, 4.50% due 5/15/2027 (El Castillo Retirement Residences)	BBB-/NR	3,275,000	3,407,605

City of Santa Fe, 5.00% due 5/15/2034 (El Castillo Retirement Residences)	BBB-/NR	1,465,000	1,519,073

City of Santa Fe GRT, 4.00% due 6/1/2017 (Public Facility Capital Projects)	AA+/NR	100,000	104,539

Colfax County, 5.00% due 9/1/2019 (Government Center Facility)	A-/NR	465,000	503,860

Colfax County, 5.50% due 9/1/2029 (Government Center Facility)	A-/NR	2,510,000	2,866,847

County of Los Alamos, 5.75% due 6/1/2016 (Public Facilities Projects)	AA+/A1	1,315,000	1,344,561

County of Los Alamos, 4.875% due 6/1/2018 (Public Facilities Projects)	AA+/A1	500,000	544,905

County of Los Alamos, 5.625% due 6/1/2023 pre-refunded 6/1/2018 (Public Facilities Projects)	AA+/A1	1,000,000	1,111,040

County of Los Alamos, 5.75% due 6/1/2024 pre-refunded 6/1/2018 (Public Facilities Projects)	AA+/A1	3,000,000	3,342,060

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Los Alamos, 5.75% due 6/1/2025 pre-refunded 6/1/2018 (Public Facilities Projects)	AA+/A1	1,000,000	1,114,020

County of Taos, 3.00% due 4/1/2018 (County Educational Improvements; Insured: BAM)	AA/NR	1,000,000	1,028,120

Farmington Municipal School District No. 5 GO, 5.00% due 9/1/2019 (Educational Facilities) (State Aid Withholding)	NR/Aa1	600,000	682,302

Grant County, 5.50% due 7/1/2020 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,565,000	1,719,732

Grant County, 5.50% due 7/1/2021 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,655,000	1,818,630

Grant County, 5.50% due 7/1/2022 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,745,000	1,917,528

Las Cruces School District No. 2 GO, 2.00% due 8/1/2018 (New Mexico SD Credit Enhancement Program) (State Aid Withholding)	NR/Aa1	630,000	645,529

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2016 (Student Loans)	NR/Aaa	690,000	706,167

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2017 (Student Loans)	NR/Aaa	1,150,000	1,209,731

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2019 (Student Loans)	AAA/Aaa	1,000,000	1,139,730

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2022 (Student Loans)	AAA/Aaa	3,000,000	3,425,160

New Mexico Finance Authority, 5.00% due 12/15/2017 (State Highway Infrastructure)	AA/Aa2	250,000	269,965

New Mexico Finance Authority, 5.00% due 6/15/2019 (UNM Health Sciences Center; Insured: Natl-Re)	NR/Aa2	1,215,000	1,219,811

New Mexico Finance Authority, 5.00% due 6/1/2020 (The Public Project Revolving Fund Program; Insured: AMBAC)	AAA/Aa1	365,000	372,180

New Mexico Finance Authority, 5.00% due 6/15/2022 (The Public Project Revolving Fund Program; Insured: Natl-Re)	AA+/Aa2	1,300,000	1,373,411

New Mexico Finance Authority, 5.00% due 6/1/2024 (The Public Project Revolving Fund Program)	AAA/Aa1	4,185,000	5,168,559

New Mexico Finance Authority, 5.00% due 6/15/2024 (The Public Project Revolving Fund Program; Insured: Natl-Re)	AA+/Aa2	7,000,000	7,395,290

New Mexico Finance Authority, 5.00% due 6/15/2026 (State Highway Infrastructure)	AA/Aa2	1,220,000	1,482,642

New Mexico Finance Authority, 5.00% due 6/15/2027 (State Highway Infrastructure)	AA/Aa2	1,195,000	1,441,827

New Mexico Finance Authority, 5.00% due 6/15/2031 (The Public Project Revolving Fund Program)	AA+/Aa2	1,000,000	1,204,680

New Mexico Hospital Equipment Loan Council, 6.00% due 8/1/2023 pre-refunded 8/1/2018 (Presbyterian Healthcare Services)	AA/Aa3	6,000,000	6,751,620

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2031 (Presbyterian Healthcare Services)	AA/Aa3	600,000	708,744

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,000,000	2,090,200

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2039 (Presbyterian Healthcare Services)	AA/Aa3	3,000,000	3,280,260

New Mexico Housing Authority, 5.30% due 12/1/2022 (El Paseo Apartments; Insured: AMBAC) (AMT)	NR/NR	595,000	595,440

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2020	A+/A1	590,000	676,630

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2023	A+/A1	685,000	786,921

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2024	A+/A1	525,000	600,327

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2025	A+/A1	505,000	576,059

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2028	A+/A1	1,500,000	1,705,650

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Mexico Mortgage Finance Authority, 5.25% due 7/1/2023 (HERO SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	410,000	428,676

New Mexico Mortgage Finance Authority, 5.375% due 7/1/2023 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	235,000	236,513

New Mexico Mortgage Finance Authority, 4.625% due 3/1/2028 (NIBP SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	1,210,000	1,282,261

New Mexico Mortgage Finance Authority, 5.50% due 7/1/2028 (HERO SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	900,000	935,100

New Mexico Mortgage Finance Authority, 5.60% due 7/1/2028 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	215,000	224,185

New Mexico Mortgage Finance Authority, 5.40% due 9/1/2029 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	480,000	510,557

Regents of the University of New Mexico, 6.00% due 6/1/2021 (Campus Buildings Acquisition & Improvements)	AA/Aa2	435,000	486,943

Rio Rancho Public School District No. 94 GO, 2.00% due 8/1/2016 (State Aid Withholding)	NR/Aa1	1,000,000	1,009,220

Rio Rancho Public School District No. 94 GO, 3.00% due 8/1/2017 (State Aid Withholding)	NR/Aa1	2,530,000	2,617,993

San Juan County, 3.00% due 6/15/2016 (County Capital Improvements)	A+/A2	410,000	414,731

San Juan County, 4.00% due 6/15/2017 (County Capital Improvements)	A+/A2	500,000	521,980

San Juan County, 5.00% due 6/15/2028 (County Capital Improvements)	A+/A1	1,280,000	1,496,717

San Juan County, 5.00% due 6/15/2030 (County Capital Improvements)	A+/A1	1,365,000	1,580,888

Santa Fe Community College District GO, 4.00% due 8/1/2018 (Campus Buildings Acquisition & Improvements)	NR/Aa1	1,000,000	1,076,570

Santa Fe County, 5.00% due 2/1/2018 (County Correctional System; Insured: AGM)	AA/A2	580,000	601,170

Santa Fe County, 5.00% due 6/1/2025 (County Courthouse and Other Public Facilities)	AA+/Aa2	1,400,000	1,523,158

Santa Fe County, 5.00% due 6/1/2026 (County Courthouse and Other Public Facilities)	AA+/Aa2	1,535,000	1,658,199

Santa Fe County, 6.00% due 2/1/2027 (County Correctional System; Insured: AGM)	AA/A2	1,520,000	1,890,880

Santa Fe County GO, 4.00% due 7/1/2019 pre-refunded 7/1/2016 (County Road and Water System Improvement Projects; Insured: Natl-Re)	NR/Aaa	750,000	763,627

Santa Fe Public School District GO, 4.00% due 8/1/2016 (Santa Fe County School Facilities) (State Aid Withholding)	AA/Aa1	400,000	408,440

Santa Fe Public School District GO, 3.00% due 8/1/2017 (Santa Fe County School Facilities) (State Aid Withholding)	AA/Aa1	400,000	414,104

Santa Fe Public School District GO, 5.00% due 8/1/2022 (Santa Fe County School Facilities) (State Aid Withholding)	AA/Aa1	2,205,000	2,668,204

State of New Mexico, 5.00% due 7/1/2020 (Capital Improvements)	AA/Aa1	4,000,000	4,642,040

State of New Mexico, 5.00% due 7/1/2022 (Capital Improvements)	AA/Aa1	350,000	394,555

State of New Mexico, 5.00% due 7/1/2023 (Capital Improvements)	AA/Aa1	2,000,000	2,451,920

State of New Mexico, 5.00% due 7/1/2025 (Capital Improvements)	AA/Aa1	2,000,000	2,505,020

State of New Mexico GO, 5.00% due 3/1/2018 (Capital Improvements)	AA+/Aaa	1,000,000	1,088,840

Taos Municipal School District No. 1 GO, 5.00% due 9/1/2016 (Educational Facilities) (State Aid Withholding)	NR/Aa1	200,000	206,102

Taos Municipal School District No. 1 GO, 5.00% due 9/1/2021 (Educational Facilities) (State Aid Withholding)	NR/Aa1	520,000	618,712

Town of Silver City, 2.00% due 12/1/2016 (Joint Utility System Improvement; Insured: BAM)	AA/NR	125,000	126,394

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Town of Silver City, 2.00% due 12/1/2018 (Joint Utility System Improvement; Insured: BAM)	AA/NR	260,000	265,151

Town of Silver City, 2.00% due 12/1/2019 (Joint Utility System Improvement; Insured: BAM)	AA/NR	265,000	271,445

Town of Silver City, 4.00% due 6/1/2029 (Public Facility Capital Projects)	A+/NR	1,000,000	1,067,470

Town of Silver City, 4.25% due 6/1/2032 (Public Facility Capital Projects)	A+/NR	1,050,000	1,118,386

Village of Los Ranchos de Albuquerque, 4.50% due 9/1/2040 (Albuquerque Academy)	A/NR	3,000,000	3,158,400

Zuni Public School District, 5.00% due 8/1/2028 (Teacher Housing Projects)	A/NR	1,600,000	1,776,128

OTHER STATES — 9.11%

Geisinger Authority, 0.01% due 6/1/2041 put 01/04/2016 (Geisinger Health System; SPA: U.S. Bank, N.A.) (daily demand notes)	AA/Aa2	3,500,000	3,500,000

Government of Guam, 5.375% due 12/1/2024 (Layon Solid Waste Disposal Facility)	BBB+/NR	2,000,000	2,217,080

Government of Guam, 5.00% due 11/15/2031 (Economic Development)	A/NR	2,500,000	2,869,125

Government of Guam, 5.00% due 11/15/2033 (Economic Development)	A/NR	2,500,000	2,850,975

Guam Power Authority, 5.00% due 10/1/2026 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,358,360

Ohio Higher Educational Facility Commission, 0.01% due 1/1/2039 put 01/04/2016 (Cleveland Clinic Health System) (daily demand notes)	AA-/Aa2	4,000,000	4,000,000

Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	NR/Baa3	2,500,000	2,798,275

TOTAL INVESTMENTS — 97.82% Cost $209,147,037)			$221,052,282

OTHER ASSETS LESS LIABILITIES — 2.18%			4,929,084

NET ASSETS – 100.00%			$225,981,366

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

FHLMC	Insured by Federal Home Loan Mortgage Corp.

FNMA	Collateralized by Federal National Mortgage Association

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

GRT	Gross Receipts Tax

Natl-Re	Insured by National Public Finance Guarantee Corp.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2015 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$209,147,037

Gross unrealized appreciation on a tax basis	$12,033,125
Gross unrealized depreciation on a tax basis	(127,879)

Net unrealized appreciation (depreciation) on investments (tax basis)	$11,905,246

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2015 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$221,052,282	$-	$221,052,282	$-

Total Investments in Securities	$221,052,282	$-	$221,052,282	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2015.

7

SCHEDULE OF INVESTMENTS

Thornburg New York Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of New York GO, 5.00% due 6/1/2019 pre-refunded 6/1/2016 (City Budget Financial Management; Insured: AGM)	AA/Aa2	$255,000	$259,893

City of New York GO, 5.00% due 8/1/2019 (City Budget Financial Management)	AA/Aa2	1,000,000	1,132,370

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	1,000,000	1,225,420

City of New York GO, 5.00% due 8/1/2025 (City Budget Financial Management)	AA/Aa2	400,000	426,336

City of New York GO, 5.00% due 8/1/2030 (City Budget Financial Management)	AA/Aa2	1,000,000	1,180,990

County of Nassau GO, 5.00% due 4/1/2026 (Insured: BAM)	AA/NR	1,000,000	1,176,240

Dutchess County Local Development Corp., 5.00% due 7/1/2021 (Health Quest Systems, Inc.; Insured: AGM)	AA/A2	535,000	608,322

Dutchess County Local Development Corp., 5.00% due 7/1/2022 (Health Quest Systems, Inc.; Insured: AGM)	AA/A2	510,000	576,239

Erie County Industrial Development Agency, 5.25% due 5/1/2025 (Buffalo City School District)	AA/Aa2	1,000,000	1,125,580

Government of Guam, 5.375% due 12/1/2024 (Layon Solid Waste Disposal Facility)	BBB+/NR	1,000,000	1,108,540

Government of Guam, 5.00% due 11/15/2033 (Economic Development)	A/NR	2,000,000	2,280,780

Guam Waterworks Authority, 5.00% due 7/1/2028 (Water and Wastewater System)	A-/Baa2	500,000	563,855

Hempstead Town Local Development Corp., 5.00% due 7/1/2028 (Hofstra University)	A/A3	500,000	561,265

Long Island Power Authority, 5.00% due 9/1/2022 (Electric System Capital Improvements)	A-/Baa1	395,000	471,413

Long Island Power Authority, 5.25% due 9/1/2029 (Electric System Capital Improvements)	A-/Baa1	645,000	798,781

Monroe County Industrial Development Corp., 4.00% due 6/1/2016 (St. John Fisher College)	BBB+/NR	880,000	891,326

Monroe County Industrial Development Corp., 5.00% due 1/15/2028 (Monroe Community College Association, Inc.; Insured: AGM)	AA/A2	250,000	285,228

Monroe County Industrial Development Corp., 5.00% due 1/15/2029 (Monroe Community College Association, Inc.; Insured: AGM)	AA/A2	300,000	340,701

Nassau County IDA, 4.75% due 3/1/2026 (New York Institute of Technology)	BBB+/Baa2	1,000,000	1,065,680

Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2021 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	275,000	329,546

Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2028 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	400,000	484,260

Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2031 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	1,000,000	1,195,350

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2020 (Healthcare Facilities Improvements)	A+/Aa3	770,000	882,697

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2025 (Healthcare Facilities Improvements)	A+/Aa3	1,000,000	1,126,040

New York City Metropolitan Transportation Authority, 6.25% due 11/15/2023	AA-/A1	1,000,000	1,146,100

New York City Municipal Water Finance Authority, 5.00% due 6/15/2032 (Water and Sewer System)	AA+/Aa1	1,000,000	1,194,480

New York City Municipal Water Finance Authority, 0.01% due 6/15/2035 put 1/4/2016 (Water & Sewer System; SPA: Bayerische Landesbank) (daily demand notes)	AAA/Aa1	2,000,000	2,000,000

New York City Municipal Water Finance Authority, 0.01% due 6/15/2050 put 1/4/2016 (Water & Sewer System; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA+/Aa1	800,000	800,000

New York City Transitional Finance Authority, 5.00% due 1/15/2020 (Educational Facilities) (State Aid Withholding)	AA/Aa2	1,000,000	1,121,520

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York City Transitional Finance Authority, 0.01% due 11/1/2022 put 1/4/2016 (City Capital Projects; SPA: Royal Bank of Canada) (daily demand notes)	AAA/Aa1	1,980,000	1,980,000

New York City Transitional Finance Authority, 0.01% due 11/1/2042 put 1/4/2016 (City Capital Projects; SPA: Barclays Bank plc) (daily demand notes)	AAA/Aa1	800,000	800,000

New York City Trust for Cultural Resources, 5.25% due 12/1/2018 (Lincoln Center for the Performing Arts)	A+/A2	175,000	194,639

New York Municipal Bond Bank Agency, 5.00% due 4/15/2018 (Insured: AGM)	AA/A2	1,000,000	1,084,160

New York State Dormitory Authority, 5.00% due 10/1/2023 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	400,000	429,320

New York State Dormitory Authority, 5.00% due 7/1/2016 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	600,000	613,224

New York State Dormitory Authority, 5.50% due 2/15/2017 (Mental Health Services Facilities)	AA/NR	1,000,000	1,054,750

New York State Dormitory Authority, 5.00% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA/Aa3	1,000,000	1,054,660

New York State Dormitory Authority, 5.25% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA/Aa3	775,000	862,877

New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa2	1,175,000	1,342,308

New York State Dormitory Authority, 4.00% due 10/1/2020 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/A1	325,000	361,676

New York State Dormitory Authority, 5.25% due 7/1/2022 (St. John’s University; Insured: Natl-Re)	AA-/A3	1,000,000	1,218,990

New York State Dormitory Authority, 5.00% due 1/15/2023 (Municipal Health Facilities)	AA-/Aa3	1,000,000	1,081,620

New York State Dormitory Authority, 5.00% due 10/1/2023 (School District Financing Program) (State Aid Withholding)	AA-/NR	575,000	694,128

New York State Dormitory Authority, 5.00% due 7/1/2024 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,540,000	1,666,111

New York State Dormitory Authority, 5.00% due 7/1/2024 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	1,000,000	1,014,120

New York State Dormitory Authority, 5.00% due 10/1/2024 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/Aa3	1,000,000	1,168,370

New York State Dormitory Authority, 5.00% due 7/1/2025 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,105,000	1,187,245

New York State Dormitory Authority, 5.00% due 7/1/2027 (Columbia University Teachers College)	A+/A1	750,000	867,450

New York State Dormitory Authority, 5.00% due 7/1/2027 (Interagency Council Pooled Loan Program)	NR/Aa2	1,000,000	1,152,350

New York State Dormitory Authority, 5.25% due 7/1/2027 (Health Quest Systems; Insured: AGM)	AA/A3	500,000	529,050

New York State Dormitory Authority, 5.00% due 12/15/2027 (Metropolitan Transportation Authority & State Urban Development Corp.)	AAA/Aa1	2,500,000	3,019,225

New York State Dormitory Authority, 5.00% due 10/1/2028 (School District Financing Program; Insured: AGM)	AA/NR	200,000	237,900

New York State Dormitory Authority, 5.25% due 5/1/2030 (North Shore Long Island Jewish Medical)	A-/A3	1,000,000	1,137,690

New York State Dormitory Authority, 5.00% due 7/1/2034 (Pratt Institute)	NR/A3	1,000,000	1,141,820

New York State Housing Finance Agency, 0.01% due 11/1/2046 put 1/4/2016 (160 Madison Avenue Housing Development; Insured: PNC Bank, N.A.) (daily demand notes)	NR/A1	1,200,000	1,200,000

New York State Housing Finance Agency, 0.03% due 5/1/2048 put 1/4/2016 (605 W. 42nd Street Housing Development; LOC: Bank of China) (daily demand notes)	A/A1	1,000,000	1,000,000

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Thruway Authority, 5.00% due 5/1/2019 (New NY Bridge Project)	A-/A3	2,000,000	2,245,260

New York State Thruway Authority, 5.00% due 4/1/2022 (Multi-Year Highway and Bridge Capital Program)	AA/NR	1,000,000	1,072,570

New York State Thruway Authority, 5.00% due 1/1/2028 (Multi-Year Highway and Bridge Capital Program)	A/A2	500,000	607,375

New York State Urban Development Corp., 5.25% due 1/1/2021	AA/NR	1,000,000	1,122,140

Onondaga Civic Development Corp., 5.00% due 7/1/2021 (Le Moyne College)	NR/Baa2	1,000,000	1,098,200

Onondaga Civic Development Corp., 5.50% due 12/1/2031 (State University of New York Upstate Medical University)	A+/NR	1,000,000	1,152,140

Port Authority New York & New Jersey, 5.00% due 8/15/2022 (Insured: AGM)	AA/Aa3	1,000,000	1,067,600

Sales Tax Asset Receivable Corp., 5.00% due 10/15/2029 (New York Local Government Assistance Corp.)	AAA/Aa1	250,000	304,903

Sales Tax Asset Receivable Corp., 5.00% due 10/15/2030 (New York Local Government Assistance Corp.)	AAA/Aa1	1,000,000	1,213,710

Sales Tax Asset Receivable Corp., 5.00% due 10/15/2031 (New York Local Government Assistance Corp.)	AAA/Aa1	1,000,000	1,208,400

Syracuse Industrial Development Agency, 5.25% due 5/1/2026 (Syracuse City School District)	AA/Aa2	2,150,000	2,520,402

Town of Amherst Development Corp., 5.00% due 10/1/2020 (University at Buffalo Foundation Facility-Student Housing; Insured: AGM)	AA/A2	1,000,000	1,145,150

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2025 pre-refunded 11/15/2017 (MTA Bridges and Tunnels)	AA-/Aa3	1,410,000	1,519,754

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2028 (MTA Bridges and Tunnels)	AA-/Aa3	1,000,000	1,206,750

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2029 (MTA Bridges and Tunnels)	AA-/Aa3	1,000,000	1,194,860

Triborough Bridge and Tunnel Authority, 0.01% due 1/1/2033 put 1/4/2016 (MTA Bridges & Tunnels; LOC: Wells Fargo Bank, N.A.) (daily demand notes)	AA-/Aa1	575,000	575,000

United Nations Development Corp., 5.00% due 7/1/2019 (One, Two and Three U.N. Plaza Project)	NR/A1	230,000	259,109

United Nations Development Corp., 5.00% due 7/1/2025 (One, Two and Three U.N. Plaza Project)	NR/A1	710,000	785,473

Utility Debt Securitization Authority, 5.00% due 12/15/2029 (Long Island Power Authority-Electric Service)	AAA/Aaa	1,000,000	1,212,400

Utility Debt Securitization Authority, 5.00% due 12/15/2030 (Long Island Power Authority-Electric Service)	AAA/Aaa	1,000,000	1,208,260

West Seneca Central School District GO, 5.00% due 11/15/2023 (Facilities Improvements; Insured: BAM) (State Aid Withholding)	AA/A2	1,300,000	1,583,413

TOTAL INVESTMENTS — 97.28% (Cost $73,956,604)			$78,755,504

OTHER ASSETS LESS LIABILITIES — 2.72%			2,202,261

NET ASSETS — 100.00%			$80,957,765

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	December 31, 2015 (Unaudited)

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

BAM	Insured by Build America Mutual Insurance Co.

GO	General Obligation

IDA	Industrial Development Authority

Natl-Re	Insured by National Public Finance Guarantee Corp.

SONYMA	State of New York Mortgage Authority

NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$73,956,604

Gross unrealized appreciation on a tax basis	$4,811,404
Gross unrealized depreciation on a tax basis	(12,504)

Net unrealized appreciation (depreciation) on investments (tax basis)	$4,798,900

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	December 31, 2015 (Unaudited)

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$78,755,504	$-	$78,755,504	$-

Total Investments in Securities	$78,755,504	$-	$78,755,504	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2015.

5

SCHEDULE OF INVESTMENTS

Thornburg Limited Term U.S. Government Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	U.S. TREASURY SECURITIES — 20.57%

	United States Treasury Notes, 2.625%, 2/29/2016	$2,000,000	$2,007,109

	United States Treasury Notes, 4.875%, 8/15/2016	5,000,000	5,128,638

	United States Treasury Notes, 4.625%, 2/15/2017	4,000,000	4,165,195

	United States Treasury Notes, 2.25%, 11/30/2017	3,500,000	3,577,400

	United States Treasury Notes, 2.625%, 1/31/2018	6,700,000	6,906,823

	United States Treasury Notes, 1.125%, 6/15/2018	4,000,000	3,990,977

	United States Treasury Notes, 3.625%, 2/15/2020	1,000,000	1,078,691

	United States Treasury Notes, 1.375%, 2/29/2020	2,500,000	2,471,314

	United States Treasury Notes, 1.625%, 6/30/2020	4,000,000	3,983,359

	United States Treasury Notes Inflationary Index, 2.00%, 1/15/2016	5,991,650	5,988,140

	United States Treasury Notes Inflationary Index, 0.125%, 4/15/2020	9,130,514	9,018,366

	United States Treasury Notes Inflationary Index, 0.125%, 7/15/2022	5,171,300	5,013,943

	United States Treasury Notes Inflationary Index, 0.375%, 7/15/2025	6,268,375	6,068,651

	TOTAL U.S. TREASURY SECURITIES (Cost $59,106,752)		59,398,606

	U.S. GOVERNMENT AGENCIES — 19.69%

	Federal Home Loan Bank, 5.00%, 12/8/2017	3,000,000	3,219,555

	Federal Home Loan Mtg Corp., 4.875%, 6/13/2018	3,000,000	3,255,900

	Federal National Mtg Assoc., 1.875%, 12/28/2020	2,000,000	1,995,832

[a]	HNA Group 2015 LLC, (Guaranty: Export-Import Bank of the United States), 2.291%, 6/30/2027	3,000,000	3,000,000

	Mortgage-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06%, 1/15/2022	605,415	607,912

	New Valley Generation I, Tennessee Valley Authority, 7.299%, 3/15/2019	1,697,226	1,838,007

[b]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70%, 12/20/2022	3,220,000	3,167,466

[b]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 2.46%, 12/15/2025	2,500,000	2,497,643

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 5.45%, 9/15/2017	3,000,000	3,208,710

[b]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 2.512%, 1/15/2026	3,500,000	3,504,218

	Small Business Administration Participation Certificates, Series 2001-20D Class 1, 6.35%, 4/1/2021	968,752	1,053,220

	Small Business Administration Participation Certificates, Series 2001-20F Class 1, 6.44%, 6/1/2021	581,123	628,659

	Small Business Administration Participation Certificates, Series 2002-20A Class 1, 6.14%, 1/1/2022	464,089	501,570

	Small Business Administration Participation Certificates, Series 2002-20K Class 1, 5.08%, 11/1/2022	373,771	399,210

	Small Business Administration Participation Certificates, Series 2005-20H Class 1, 5.11%, 8/1/2025	395,022	425,881

	Small Business Administration Participation Certificates, Series 2007-20D Class 1, 5.32%, 4/1/2027	871,034	959,480

	Small Business Administration Participation Certificates, Series 2007-20F Class 1, 5.71%, 6/1/2027	509,445	569,585

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	Small Business Administration Participation Certificates, Series 2007-20I Class 1, 5.56%, 9/1/2027	1,764,455	1,963,851

	Small Business Administration Participation Certificates, Series 2007-20K Class 1, 5.51%, 11/1/2027	986,919	1,098,158

	Small Business Administration Participation Certificates, Series 2008-20G Class 1, 5.87%, 7/1/2028	2,749,787	3,081,186

	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74%, 7/1/2031	2,744,321	2,914,201

	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87%, 11/1/2031	2,840,230	2,906,818

	Small Business Administration Participation Certificates, Series 2015-20G Class 1, 2.88%, 7/1/2035	2,500,000	2,522,575

	Small Business Administration Participation Certificates, Series 2015-20I Class 1, 2.82%, 9/1/2035	2,750,000	2,757,104

	Ulani MSN 35940 LLC, (Guaranty: Export-Import Bank of the United States), 2.227%, 5/16/2025	3,958,333	3,927,225

	Union 13 Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.87%, 6/28/2024	2,196,178	2,151,951

[b]	Washington Aircraft 2 Co. Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 0.756%, 6/26/2024	2,775,540	2,721,206

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $56,004,388)		56,877,123

	MORTGAGE BACKED — 49.46%

	Federal Home Loan Mtg Corp., CMO Series 1321 Class TE, 7.00%, 8/15/2022	168,919	182,510

	Federal Home Loan Mtg Corp., CMO Series 2420 Class MC, 6.00%, 2/15/2017	33,668	34,365

	Federal Home Loan Mtg Corp., CMO Series 2527 Class BP, 5.00%, 11/15/2017	156,605	160,828

	Federal Home Loan Mtg Corp., CMO Series 2529 Class MB, 5.00%, 11/15/2017	154,684	158,342

	Federal Home Loan Mtg Corp., CMO Series 2553 Class GB, 5.00%, 1/15/2018	123,032	126,616

	Federal Home Loan Mtg Corp., CMO Series 2558 Class BD, 5.00%, 1/15/2018	574,438	591,537

	Federal Home Loan Mtg Corp., CMO Series 2622 Class PE, 4.50%, 5/15/2018	310,662	319,791

	Federal Home Loan Mtg Corp., CMO Series 2641 Class WE, 4.50%, 1/15/2033	72,578	74,691

	Federal Home Loan Mtg Corp., CMO Series 2642 Class JE, 5.00%, 9/15/2032	315,289	319,730

	Federal Home Loan Mtg Corp., CMO Series 2649 Class QH, 4.50%, 7/15/2018	158,874	164,232

	Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00%, 6/15/2019	42,650	43,929

	Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50%, 7/15/2019	586,585	600,372

	Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50%, 3/15/2022	1,107,915	1,157,453

	Federal Home Loan Mtg Corp., CMO Series 3589 Class CA, 4.00%, 10/15/2021	147,756	149,510

	Federal Home Loan Mtg Corp., CMO Series 3640 Class EL, 4.00%, 3/15/2020	741,275	767,133

	Federal Home Loan Mtg Corp., CMO Series 3704 Class DC, 4.00%, 11/15/2036	619,444	660,087

	Federal Home Loan Mtg Corp., CMO Series 3867 Class VA, 4.50%, 3/15/2024	2,021,441	2,199,709

	Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00%, 4/15/2041	1,399,461	1,400,340

	Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50%, 8/15/2023	2,530,907	2,654,817

	Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75%, 5/15/2039	2,699,929	2,626,108

	Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50%, 10/15/2027	3,185,753	3,102,901

	Federal Home Loan Mtg Corp., CMO Series 4120 Class UE, 2.00%, 10/15/2027	3,227,943	3,190,085

	Federal Home Loan Mtg Corp., CMO Series K018 Class A1, 1.781%, 10/25/2020	1,566,741	1,569,701

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2015 (Unaudited)

	Shares/ Principal Amount	Value

Federal Home Loan Mtg Corp., CMO Series K035 Class A1, 2.615%, 3/25/2023	3,275,528	3,338,115

Federal Home Loan Mtg Corp., CMO Series K037 Class A1, 2.592%, 4/25/2023	1,816,672	1,848,312

Federal Home Loan Mtg Corp., CMO Series K038 Class A1, 2.604%, 10/25/2023	5,523,212	5,617,447

Federal Home Loan Mtg Corp., CMO Series K039 Class A1, 2.683%, 12/25/2023	2,494,513	2,544,677

Federal Home Loan Mtg Corp., CMO Series K042 Class A1, 2.267%, 6/25/2024	2,300,440	2,295,777

Federal Home Loan Mtg Corp., CMO Series K709 Class A2, 2.086%, 3/25/2019	3,000,000	3,015,176

Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.413%, 1/25/2021	1,788,911	1,819,437

Federal Home Loan Mtg Corp., CMO Series KP02 Class A2, 2.355%, 4/25/2021	3,000,000	3,004,203

Federal Home Loan Mtg Corp., CMO Series KS03 Class A2, 2.79%, 6/25/2022	2,500,000	2,515,749

Federal Home Loan Mtg Corp., CMO Series SC02 Class 2A, 3.50%, 9/25/2045	2,896,110	2,923,261

Federal Home Loan Mtg Corp., Pool AK6768, 3.00%, 3/1/2027	2,498,324	2,582,643

Federal Home Loan Mtg Corp., Pool B14155, 3.50%, 5/1/2019	175,104	183,121

Federal Home Loan Mtg Corp., Pool D98887, 3.50%, 1/1/2032	1,523,163	1,593,074

Federal Home Loan Mtg Corp., Pool E96575, 4.50%, 6/1/2018	308,806	319,011

Federal Home Loan Mtg Corp., Pool G12079, 4.50%, 4/1/2019	344,508	358,340

Federal Home Loan Mtg Corp., Pool G12140, 4.00%, 2/1/2020	95,979	99,758

Federal Home Loan Mtg Corp., Pool G13804, 5.00%, 3/1/2025	655,285	707,645

Federal Home Loan Mtg Corp., Pool G18435, 2.50%, 5/1/2027	3,116,666	3,162,686

Federal Home Loan Mtg Corp., Pool J11371, 4.50%, 12/1/2024	661,058	704,801

Federal Home Loan Mtg Corp., Pool J13583, 3.50%, 11/1/2025	1,098,488	1,153,069

Federal Home Loan Mtg Corp., Pool J14888, 3.50%, 4/1/2026	1,134,822	1,190,322

Federal Home Loan Mtg Corp., Pool T61943, 3.50%, 8/1/2045	1,484,444	1,510,364

Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50%, 10/15/2023	2,209,252	2,318,063

Federal National Mtg Assoc., CMO Series 1993-32 Class H, 6.00%, 3/25/2023	20,474	22,128

Federal National Mtg Assoc., CMO Series 2003-15 Class CY, 5.00%, 3/25/2018	102,639	105,626

Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00%, 2/25/2018	273,836	282,376

Federal National Mtg Assoc., CMO Series 2003-9 Class DB, 5.00%, 2/25/2018	117,285	120,716

Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 1.144%, 3/25/2039	477,131	422,513

Federal National Mtg Assoc., CMO Series 2009-49 Class KA, 5.00%, 2/25/2024	62,116	63,102

Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00%, 7/25/2024	297,696	307,311

Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50%, 8/25/2019	147,139	151,569

Federal National Mtg Assoc., CMO Series 2009-78 Class A, 4.50%, 8/25/2019	210,316	216,957

Federal National Mtg Assoc., CMO Series 2011-103 Class VA, 4.00%, 12/25/2022	2,006,701	2,064,059

Federal National Mtg Assoc., CMO Series 2011-110 Class JV, 4.00%, 1/25/2023	2,244,214	2,307,106

Federal National Mtg Assoc., CMO Series 2011-118 Class V, 4.00%, 10/25/2029	1,509,576	1,527,650

Federal National Mtg Assoc., CMO Series 2011-124 Class QA, 2.00%, 12/25/2041	2,107,292	2,057,594

Federal National Mtg Assoc., CMO Series 2011-45 Class VA, 4.00%, 3/25/2024	2,775,376	2,927,782

Federal National Mtg Assoc., CMO Series 2011-63 Class MV, 3.50%, 7/25/2024	2,809,881	2,939,953

Federal National Mtg Assoc., CMO Series 2011-70 Class CA, 3.00%, 8/25/2026	4,971,605	4,968,332

Federal National Mtg Assoc., CMO Series 2011-72 Class KV, 3.50%, 11/25/2022	1,558,627	1,615,830

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2015 (Unaudited)

	Shares/ Principal Amount	Value

Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00%, 6/25/2023	2,842,388	2,987,736

Federal National Mtg Assoc., CMO Series 2015-AB5 Class A10, 3.15%, 9/25/2035	2,462,861	2,418,776

Federal National Mtg Assoc., Pool 044003, 8.00%, 6/1/2017	854	885

Federal National Mtg Assoc., Pool 076388, 9.25%, 9/1/2018	4,453	4,594

Federal National Mtg Assoc., Pool 252648, 6.50%, 5/1/2022	30,208	33,236

Federal National Mtg Assoc., Pool 342947, 7.25%, 4/1/2024	67,093	75,378

Federal National Mtg Assoc., Pool 443909, 6.50%, 9/1/2018	12,359	14,119

Federal National Mtg Assoc., Pool 555207, 7.00%, 11/1/2017	2,756	2,914

Federal National Mtg Assoc., Pool 726308, 4.00%, 7/1/2018	187,358	195,233

Federal National Mtg Assoc., Pool 889906, 4.00%, 7/1/2023	245,188	259,286

Federal National Mtg Assoc., Pool 895572, 2.566%, 6/1/2036	293,919	311,923

Federal National Mtg Assoc., Pool 930986, 4.50%, 4/1/2019	376,937	390,248

Federal National Mtg Assoc., Pool AA2870, 4.00%, 3/1/2024	660,194	699,496

Federal National Mtg Assoc., Pool AB7997, 2.50%, 2/1/2023	1,240,564	1,263,194

Federal National Mtg Assoc., Pool AB8447, 2.50%, 2/1/2028	2,506,396	2,538,411

Federal National Mtg Assoc., Pool AD8191, 4.00%, 9/1/2025	993,476	1,056,189

Federal National Mtg Assoc., Pool AJ1752, 3.50%, 9/1/2026	2,679,980	2,821,830

Federal National Mtg Assoc., Pool AK6518, 3.00%, 3/1/2027	2,501,233	2,587,995

Federal National Mtg Assoc., Pool MA0045, 4.00%, 4/1/2019	248,278	258,714

Federal National Mtg Assoc., Pool MA0071, 4.50%, 5/1/2019	185,389	191,936

Federal National Mtg Assoc., Pool MA0125, 4.50%, 7/1/2019	149,858	155,149

Federal National Mtg Assoc., Pool MA0380, 4.00%, 4/1/2020	391,115	407,554

Federal National Mtg Assoc., Pool MA1582, 3.50%, 9/1/2043	5,282,793	5,452,626

Federal National Mtg Assoc., Pool MA1585, 2.00%, 9/1/2023	2,739,608	2,732,010

Federal National Mtg Assoc., Pool MA1625, 3.00%, 10/1/2023	3,136,886	3,239,815

Federal National Mtg Assoc., Pool MA2322, 2.50%, 7/1/2025	2,335,409	2,377,282

Government National Mtg Assoc., CMO Series 2009-92 Class VA, 5.00%, 10/20/2020	336,258	337,424

Government National Mtg Assoc., CMO Series 2010-160 Class VY, 4.50%, 1/20/2022	607,678	652,279

Government National Mtg Assoc., Pool 000623, 8.00%, 9/20/2016	670	679

Government National Mtg Assoc., Pool 003550, 5.00%, 5/20/2019	168,767	176,416

Government National Mtg Assoc., Pool 714631, 5.691%, 10/20/2059	631,586	656,021

Government National Mtg Assoc., Pool 721652, 5.044%, 5/20/2061	3,867,313	4,071,162

Government National Mtg Assoc., Pool 751388, 5.307%, 1/20/2061	2,700,570	2,879,285

Government National Mtg Assoc., Pool 751392, 5.00%, 2/20/2061	4,577,144	4,995,166

Government National Mtg Assoc., Pool 757313, 4.307%, 12/20/2060	4,792,110	4,930,654

Government National Mtg Assoc., Pool 894205, 2.00%, 8/20/2039	566,261	583,011

Government National Mtg Assoc., Pool MA0100, 2.50%, 5/20/2042	1,882,387	1,933,685

TOTAL MORTGAGE BACKED (Cost $143,268,071)		142,852,753

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2015 (Unaudited)

	Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 8.31%

Bank of New York Tri-Party Repurchase Agreement 0.24% dated 12/31/2015 due 1/4/2016, repurchase price $14,000,373 collateralized by 17 U.S. Government debt securities, having an average coupon of 2.90%, a minimum credit rating of BBB-, maturity dates from 4/25/2022 to 7/20/2042, and having an aggregate market value of $14,254,577 at 12/31/2015	14,000,000	14,000,000

Farm Credit Discount Note, 0.01%, 1/8/2016	2,500,000	2,499,907

United States Treasury Bill, 0.07%, 1/7/2016	2,500,000	2,499,971

United States Treasury Bill, 0.139%, 1/14/2016	2,500,000	2,499,875

United States Treasury Bill, 0.172%, 1/21/2016	2,500,000	2,499,761

TOTAL SHORT TERM INVESTMENTS (Cost $23,999,514)		23,999,514

TOTAL INVESTMENTS — 98.03% (Cost $282,378,725)		$283,127,996

OTHER ASSETS LESS LIABILITIES — 1.97%		5,687,498

NET ASSETS — 100.00%		$288,815,494

Footnote Legend

a	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

CMO	Collateralized Mortgage Obligation

Mtg	Mortgage

REMIC	Real Estate Mortgage Investment Conduit

VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$282,378,725

Gross unrealized appreciation on a tax basis	$2,415,256
Gross unrealized depreciation on a tax basis	(1,665,985)

Net unrealized appreciation (depreciation) on investments (tax basis)	$749,271

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2015 (Unaudited)

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2015 (Unaudited)

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
U.S. Treasury Securities	$59,398,606	$59,398,606	$-	$-
U.S. Government Agencies(a)	56,877,123	1,995,832	51,881,291	3,000,000
Mortgage Backed	142,852,753	-	142,852,753	-
Short Term Investments	23,999,514	-	23,999,514	-

Total Investments in Securities	$283,127,996	$61,394,438	$218,733,558	$3,000,000

(a) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, a portfolio security characterized as a Level 3 investment representing $3,000,000 market value in U.S. Government Agencies was fair valued by the Committee at cost.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2015.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2015 is as follows:

	U.S. Government Agencies	Total(a)
Beginning Balance 9/30/2015	$2,108,287	$2,108,287
Accrued Discounts (Premiums)	425	425
Net Realized Gain (Loss)	226,696	226,696
Gross Purchases	3,000,000	3,000,000
Gross Sales	(2,149,671)	(2,149,671)
Net Change in Unrealized Appreciation (Depreciation)(b)	(185,737)	(185,737)
Transfers into Level 3	–	–
Transfers out of Level 3	–	–

Ending Balance 12/31/2015	$3,000,000	$3,000,000

(a) Level 3 investments represent 1.04% of total net assets at the period ended December 31, 2015. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

(b) The net change in unrealized appreciation (depreciation) attributable to securities held at December 31, 2015, which were valued using significant unobservable inputs (Level 3) was $(185,737).

7

SCHEDULE OF INVESTMENTS

Thornburg Low Duration Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	U.S. TREASURY SECURITIES — 21.08%

	United States Treasury Notes, 0.375% due 4/30/2016	NR/Aaa	$100,000	$99,985

	United States Treasury Notes, 1.75% due 5/31/2016	NR/Aaa	615,000	618,213

	United States Treasury Notes, 0.50% due 6/15/2016	NR/Aaa	100,000	100,001

	United States Treasury Notes, 0.625% due 12/15/2016	NR/Aaa	100,000	99,853

	United States Treasury Notes, 2.75% due 5/31/2017	NR/Aaa	750,000	768,973

	United States Treasury Notes, 0.875% due 6/15/2017	NR/Aaa	100,000	99,892

	United States Treasury Notes, 0.50% due 7/31/2017	NR/Aaa	400,000	396,969

	United States Treasury Notes, 0.625% due 8/31/2017	NR/Aaa	200,000	198,729

	United States Treasury Notes, 0.75% due 12/31/2017	NR/Aaa	800,000	794,562

	United States Treasury Notes, 1.00% due 5/15/2018	NR/Aaa	200,000	199,006

	United States Treasury Notes, 1.00% due 8/15/2018	NR/NR	100,000	99,355

	United States Treasury Notes, 0.125% due 4/15/2019	NR/Aaa	228,382	226,948

	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2020	NR/Aaa	228,517	225,710

	TOTAL U.S. TREASURY SECURITIES (Cost $3,937,976)			3,928,196

	U.S. GOVERNMENT AGENCIES — 2.40%

	Export Leasing (2009), LLC, (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	NR/NR	75,187	74,951

[a]	Micron Semiconductor Ltd., (Guaranty: Export-Import Bank of the United States), 1.258% due 1/15/2019	NR/NR	70,000	69,608

[a]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70% due 12/20/2022	NR/NR	70,000	68,858

	Small Business Administration Participation Certificates, Series 2005-20K Class 1, 5.36% due 11/1/2025	NR/NR	48,165	52,304

[a]	Washington Aircraft 2 Co. Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 0.756% due 6/26/2024	NR/NR	185,036	181,414

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $451,461)			447,135

	OTHER GOVERNMENT — 1.07%

[a]	Corp Andina de Fomento, 3.75% due 1/15/2016	AA-/Aa3	100,000	100,071

[a,b]	Turks and Caicos Islands, 3.20% due 2/22/2016	AAA/NR	100,000	100,279

	TOTAL OTHER GOVERNMENT (Cost $200,384)			200,350

	MORTGAGE BACKED — 1.18%

	Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.413% due 1/25/2021	NR/Aaa	89,446	90,972

	Federal National Mtg Assoc. Pool AS3705, 2.50% due 11/1/2024	NR/NR	126,140	128,402

	TOTAL MORTGAGE BACKED (Cost $220,578)			219,374

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	ASSET BACKED SECURITIES — 22.93%
	ADVANCE RECEIVABLES — 0.67%

[b]	SPS Servicer Advance Receivables Trust, Series 2015-T3 Class AT3, 2.92% due 7/15/2047	AAA/NR	125,000	124,885

				124,885

	AUTO RECEIVABLES — 4.46%

	Ally Auto Receivables Trust, Series 15-1 Class A3, 1.39% due 9/16/2019	AAA/Aaa	150,000	149,623

	Ally Auto Receivables Trust, Series 15-2 Class A3, 1.49% due 11/15/2019	AAA/Aaa	100,000	99,522

[b]	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A Class A, 2.10% due 3/20/2019	NR/Aaa	100,000	99,597

[b]	Exeter Automobile Receivables Trust, Series 2014-1A Class A, 1.29% due 5/15/2018	AA/NR	11,878	11,881

[b]	Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% due 7/15/2026	AAA/NR	100,000	99,106

[b]	GM Financial Automobile Leasing Trust, Series 2014-2A Class A4, 1.62% due 2/20/2018	NR/Aaa	100,000	100,444

[b]	Hertz Vehicle Financing, LLC, Series 2013-1A Class A2, 1.83% due 8/25/2019	NR/Aaa	125,000	124,049

[b]	OSCAR US Funding Trust, Series 2014-1A Class A3, 1.72% due 4/15/2019	AA+/Aaa	100,000	100,139

	Santander Drive Auto Receivables Trust, Series 2013-2 Class B, 1.33% due 3/15/2018	AAA/Aaa	47,250	47,257

				831,618

	COMMERCIAL MTG TRUST — 4.51%

[b]	BAMLL-DB Trust, Series 2012-OSI Class A2FX, 3.352% due 4/13/2029	NR/Aaa	99,953	101,377

[b]	Barclays Commercial Mtg Securities, LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	AAA/NR	100,000	101,136

[b]	DBUBS Mtg Trust CMO, Series 2011-LC1A Class A1, 3.742% due 11/10/2046	NR/Aaa	22,617	22,680

[b]	DBUBS Mtg Trust CMO, Series 2011-LC2A Class A1FL, 1.651% due 7/12/2044	NR/Aaa	54,781	55,465

[b]	FREMF Mtg Trust, Series 2013-KF02 Class B Floating Rate Note, 3.422% due 12/25/2045	NR/Baa3	26,698	27,143

[b]	GAHR Commercial Mtg Trust, Series 2015-NRF Class BFX, 3.382% due 12/15/2019	AA-/NR	100,000	99,791

[b]	JPMorgan Chase Commercial Mtg, Series 2014-BXH Class A Floating Rate Note, 1.231% due 4/15/2027	AAA/NR	100,000	99,142

	Morgan Stanley BAML Trust, Series 2012-C6 Class A2, 1.868% due 11/15/2045	NR/Aaa	100,000	99,889

[b]	Morgan Stanley Re-REMIC Trust, Series 2009-GG10 Class A4A, 5.795% due 8/12/2045	NR/Aaa	149,507	154,148

	WFRBS Commercial Mtg Trust, Series 2014-C22 Class A1, 1.479% due 9/15/2057	NR/Aaa	81,215	80,054

				840,825

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	CREDIT CARD — 1.35%

[b]	Cabela’s Master Credit Card Trust, Series 2013-2A Class A1, 2.17% due 8/16/2021	AAA/NR	150,000	151,236

	Synchrony Credit Card Master Note Trust, Series 2014-1 Class A, 1.61% due 11/15/2020	AAA/Aaa	100,000	99,598

				250,834

	OTHER ASSET BACKED — 8.79%

[b]	Alterna Funding I, LLC, Series 2014-1A, 1.639% due 2/15/2021	NR/NR	53,067	52,760

[b]	Ascentium Equipment Receivables, LLC, Series 2015-1A Class B, 2.26% due 6/10/2021	NR/Aa1	50,000	50,044

[b]	CLI Funding, LLC, Series 2014-1A Class A, 3.29% due 6/18/2029	A/NR	84,248	81,468

[b]	Dell Equipment Finance Trust, Series 2015-2 Class A3, 1.72% due 9/22/2020	AAA/Aaa	125,000	124,051

[b]	Dominos Pizza Master Issuer, LLC, Series 2012-1A Class A2, 5.216% due 1/25/2042	BBB+/Baa1	122,250	126,231

	GE Dealer Floorplan Master Note Trust, Series 2012-2 Class A Floating Rate Note, 1.152% due 4/22/2019	NR/Aaa	100,000	99,995

[b]	GTP Acquisition Partners I, LLC, Series 2015-1 Class A, 2.35% due 6/15/2045	NR/Aaa	100,000	96,974

[b]	GTP Cellular Sites, LLC, 3.721% due 3/15/2042	NR/NR	95,388	96,508

	Harley-Davidson Motorcycle Trust, Series 2015-2 Class A4, 1.66% due 12/15/2022	AAA/Aaa	100,000	98,886

[b]	MVW Owner Trust, Series 2013-1X Class A, 2.15% due 4/22/2030	A+/NR	46,391	45,611

[b]	Navistar Financial Dealer Note Master Owner Trust II, Series 2014-1 Class A Floating Rate Note, 1.172% due 10/25/2019	NR/Aaa	100,000	99,693

[b]	Navistar Financial Dealer Note Master Owner Trust II, Series 2015-1 Class A Floating Rate Note, 1.621% due 6/25/2020	NR/Aaa	71,000	71,419

[b]	PFS Financing Corp., Series 2013-AA Class A Floating Rate Note, 0.881% due 2/15/2018	AAA/Aaa	100,000	99,958

[b]	PFS Financing Corp., Series 2015-AA Class A Floating Rate Note, 0.951% due 4/15/2020	AAA/Aaa	100,000	98,613

[b]	PFS Tax Lien Trust, Series 2014-1, 1.44% due 4/15/2016	AAA/NR	44,773	44,610

[b]	SBA Tower Trust, Series 2012-1 Class C, 2.933% due 12/15/2042	NR/A2	100,000	101,182

[b]	SBA Tower Trust, Series 2014-1A Class C, 2.898% due 10/15/2044	NR/A2	100,000	97,721

[b]	Sierra Receivables Funding Co., LLC, Series 2012-1A Class A, 2.84% due 11/20/2028	A+/NR	23,750	23,922

[b]	Sierra Receivables Funding Co., LLC, Series 2014-1A Class A, 2.07% due 3/20/2030	A/NR	37,842	37,495

[b]	Sierra Receivables Funding Co., LLC, Series 2015-3A Class A, 2.58% due 9/20/2032	A/NR	91,772	91,754

				1,638,895

	RESIDENTIAL MTG TRUST — 0.53%

[b]	B2R Mortgage Trust, Series 2015-2 Class A, 3.336% due 11/15/2048	NR/NR	99,822	99,507

				99,507

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	STUDENT LOAN — 2.62%

[b]	Navient Student Loan Trust, Series 2015-AA Class A1, 0.831% due 12/15/2021	NR/Aaa	48,181	48,038

[b]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1 Floating Rate Note, 0.771% due 5/25/2027	AA+/NR	67,632	67,984

[b]	SLM Student Loan Trust, Series 2011-A Class A3 Floating Rate Note, 2.831% due 1/15/2043	AAA/Aaa	100,000	102,858

	SLM Student Loan Trust, Series 2013-4 Class A Floating Rate Note, 0.771% due 6/25/2027	NR/Aaa	71,728	69,452

[b]	SLM Student Loan Trust, Series 2013-B Class A2B Floating Rate Note, 1.431% due 6/17/2030	AAA/NR	200,000	199,504

				487,836

	TOTAL ASSET BACKED SECURITIES (Cost $4,302,255)			4,274,400

	CORPORATE BONDS — 37.05%
	AUTOMOBILES & COMPONENTS — 1.86%

	Automobiles — 1.86%

[b]	Daimler Finance North America, LLC, 2.45% due 5/18/2020	A-/A3	150,000	147,120

[b]	Hyundai Capital America, 2.40% due 10/30/2018	A-/Baa1	50,000	49,845

[b]	Hyundai Capital America, 2.00% due 3/19/2018	A-/Baa1	50,000	49,406

[b]	Nissan Motor Acceptance Corp., 1.95% due 9/12/2017	A-/A3	100,000	100,164

				346,535

	BANKS — 3.09%

	Banks — 3.09%

	Bank of America Corp. Floating Rate Note, 1.361% due 1/15/2019	BBB+/Baa1	100,000	100,367

	Citigroup, Inc., 1.70% due 4/27/2018	BBB+/Baa1	75,000	74,256

	Citigroup, Inc., 2.50% due 7/29/2019	BBB+/Baa1	75,000	74,887

	JPMorgan Chase & Co., 1.529% due 10/29/2020	A-/A3	125,000	126,219

[a,b]	Standard Chartered plc, 3.20% due 5/12/2016	A-/Aa3	100,000	100,720

	Wells Fargo & Co. Floating Rate Note, 1.462% due 12/7/2020	A/A2	100,000	100,251

				576,700

	CAPITAL GOODS — 1.61%

	Construction & Engineering — 0.54%

	URS Corp., 3.85% due 4/1/2017	BB-/NR	100,000	100,000

	Industrial Conglomerates — 0.53%

	Roper Technologies, Inc., 3.00% due 12/15/2020	BBB/Baa2	100,000	99,585

	Machinery — 0.54%

	Stanley Black & Decker, Inc., 2.451% due 11/17/2018	A-/Baa2	100,000	100,390

				299,975

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	COMMERCIAL & PROFESSIONAL SERVICES — 0.95%

	Commercial Services & Supplies — 0.54%

	Cintas Corp. No. 2, 2.85% due 6/1/2016	A-/A2	100,000	100,395

	Professional Services — 0.41%

	Dun & Bradstreet, Inc., 4.00% due 6/15/2020	BBB-/NR	75,000	76,045

				176,440

	CONSUMER SERVICES — 1.10%

	Diversified Consumer Services — 0.56%

	George Washington University, 4.411% due 9/15/2017	A+/A1	100,000	104,515

	Hotels, Restaurants & Leisure — 0.54%

	McDonald’s Corp., 2.75% due 12/9/2020	BBB+/Baa1	100,000	99,931

				204,446

	DIVERSIFIED FINANCIALS — 6.04%

	Capital Markets — 4.03%

[a]	Deutsche Bank AG, 2.95% due 8/20/2020	BBB+/A3	75,000	75,111

	Goldman Sachs Group, Inc. Floating Rate Note, 1.336% due 10/23/2019	BBB+/A3	50,000	50,138

	Goldman Sachs Group, Inc. Floating Rate Note, 1.712% due 9/15/2020	BBB+/A3	100,000	100,218

	Legg Mason, Inc., 2.70% due 7/15/2019	BBB/Baa1	100,000	99,720

	Morgan Stanley, 2.80% due 6/16/2020	BBB+/A3	50,000	50,159

	Morgan Stanley Floating Rate Note, 1.463% due 1/27/2020	BBB+/A3	75,000	75,160

	State Street Corp. Floating Rate Note, 1.264% due 8/18/2020	A/A2	100,000	100,011

[a,b]	UBS AG Jersey Floating Rate Note, 2.034% due 9/24/2020	BBB+/Baa3	200,000	200,718

	Consumer Finance — 0.27%

	Synchrony Financial, 3.00% due 8/15/2019	BBB-/NR	50,000	49,931

	Diversified Financial Services — 1.74%

[b]	Athene Global Funding, 2.875% due 10/23/2018	A-/NR	75,000	73,790

	Intercontinental Exchange, Inc., 2.75% due 12/1/2020	A/A2	100,000	99,975

	McGraw Hill Financial, Inc., 3.30% due 8/14/2020	NR/Baa1	50,000	50,427

	McGraw Hill Financial, Inc., 2.50% due 8/15/2018	NR/Baa1	50,000	50,312

	Moody’s Corp., 2.75% due 7/15/2019	BBB+/NR	50,000	50,423

				1,126,093

	ENERGY — 2.35%

	Oil, Gas & Consumable Fuels — 2.35%

[b]	Chevron Phillips Chemical Co., LLC, Floating Rate Note, 1.079% due 5/1/2020	A-/A2	100,000	100,554

[a,b]	Delek & Avner Tamar Bond Ltd., 2.803% due 12/30/2016	BBB-/Baa3	100,000	99,716

[b]	Kern River Funding Corp, 4.893% due 4/30/2018	A-/A2	89,675	93,131

	Marathon Petroleum Corp., 2.70% due 12/14/2018	BBB/Baa2	100,000	98,884

[a]	Petrobras Global Finance B.V. Floating Rate Note, 2.886% due 3/17/2017	BB/Ba3	50,000	45,813

				438,098

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	FOOD & STAPLES RETAILING — 0.38%

	Food & Staples Retailing — 0.38%

	Smith’s 1994-A3 Pass Through Trust, 9.20% due 7/2/2018	BBB/A3	64,766	70,950

				70,950

	FOOD, BEVERAGE & TOBACCO — 2.14%

	Food Products — 1.60%

	General Mills, Inc., 1.40% due 10/20/2017	BBB+/A3	50,000	49,753

	General Mills, Inc., 2.20% due 10/21/2019	BBB+/A3	50,000	50,011

	Ingredion, Inc., 1.80% due 9/25/2017	BBB/Baa2	100,000	99,089

	Mead Johnson Nutrition Co., 3.00% due 11/15/2020	BBB-/Baa1	100,000	99,969

	Tobacco — 0.54%

	Altria Group, Inc., 2.625% due 1/14/2020	BBB+/ Baa1	100,000	100,186

				399,008

	HEALTH CARE EQUIPMENT & SERVICES — 0.53%

	Health Care Providers & Services — 0.53%

	Catholic Health Initiatives, 1.60% due 11/1/2017	A/NR	100,000	99,806

				99,806

	INSURANCE — 1.07%

	Insurance — 1.07%

[b]	Principal Life Global Funding II, 1.50% due 9/11/2017	A+/A1	50,000	49,845

[b]	Principal Life Global Funding II, 2.375% due 9/11/2019	A+/A1	50,000	49,821

[b]	Reliance Standard Life Insurance Co., 2.50% due 4/24/2019	A/A2	100,000	99,607

				199,273

	MATERIALS — 0.71%

	Chemicals — 0.27%

	Airgas, Inc., 3.05% due 8/1/2020	BBB/Baa2	50,000	50,313

	Metals & Mining — 0.44%

[b]	Glencore Funding, LLC Floating Rate Note, 1.681% due 1/15/2019	BBB/Baa3	100,000	82,735

				133,048

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.12%

	Biotechnology — 0.54%

	Gilead Sciences, Inc., 2.55% due 9/1/2020	A-/A3	100,000	99,962

	Pharmaceuticals — 1.58%

[a]	Actavis Funding SCS, 2.35% due 3/12/2018	BBB-/Baa3	60,000	60,063

[a]	Actavis Funding SCS Floating Rate Note, 1.757% due 3/12/2020	BBB-/Baa3	60,000	60,214

[a,b]	Mylan N.V., 3.00% due 12/15/2018	BBB-/Baa3	100,000	99,779

	Zoetis, Inc., 3.45% due 11/13/2020	BBB-/Baa2	75,000	75,088

				395,106

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	REAL ESTATE — 0.54%

	Real Estate Investment Trusts — 0.54%

	Select Income REIT, 2.85% due 2/1/2018	BBB-/Baa2	100,000	99,862

				99,862

	SOFTWARE & SERVICES — 3.08%

	Information Technology Services — 1.87%

	Fidelity National Information Services, 2.85% due 10/15/2018	BBB/Baa3	150,000	150,530

	Fiserv, Inc., 2.70% due 6/1/2020	BBB/Baa2	100,000	99,170

	Total System Services, Inc., 2.375% due 6/1/2018	BBB+/Baa3	100,000	98,961

	Software — 1.21%

	Autodesk, Inc., 3.125% due 6/15/2020	BBB/Baa2	100,000	99,354

	CA Technologies, Inc., 2.875% due 8/15/2018	BBB+/Baa2	125,000	125,484

				573,499

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.07%

	Communications Equipment — 0.53%

	Juniper Networks, Inc., 3.30% due 6/15/2020	BBB/Baa2	100,000	99,565

	Technology, Hardware, Storage & Peripherals — 0.54%

[b]	Hewlett-Packard Enterprise Co. Floating Rate Note, 2.249% due 10/5/2018	BBB/Baa2	100,000	100,263

				199,828

	TELECOMMUNICATION SERVICES — 2.97%

	Diversified Telecommunication Services — 2.43%

	AT&T, Inc., 2.45% due 6/30/2020	BBB+/Baa1	100,000	98,482

	AT&T, Inc., 1.257% due 6/30/2020	BBB+/Baa1	50,000	49,642

[a]	Telefonica Emisiones SAU, 6.421% due 6/20/2016	BBB/Baa2	100,000	102,298

	Verizon Communications, Inc. Floating Rate Note, 1.296% due 6/17/2019	BBB+/Baa1	100,000	99,322

	Verizon Communications, Inc. Floating Rate Note, 2.252% due 9/14/2018	BBB+/Baa1	100,000	102,394

	Wireless Telecommunication Services — 0.54%

[b]	Crown Castle Towers, LLC, 5.495% due 1/15/2037	NR/A2	100,000	101,373

				553,511

	TRANSPORTATION — 0.82%

	Air Freight & Logistics — 0.29%

[b]	FedEx Corp. 2012 Pass Through Trust, 2.625% due 1/15/2018	BBB/A3	54,242	54,219

	Road & Rail — 0.53%

[b]	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.20% due 7/15/2020	BBB-/Baa3	100,000	98,997

				153,216

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	UTILITIES — 4.62%

	Electric Utilities — 3.55%

	Cleveland Electric Illuminating Co., 7.88% due 11/1/2017	BBB+/Baa1	150,000	165,049

[a,b]	Electricite de France S.A., 2.15% due 1/22/2019	A+/A1	100,000	99,526

	Exelon Corp., 1.55% due 6/9/2017	BBB-/Baa2	50,000	49,789

	Exelon Corp., 2.85% due 6/15/2020	BBB-/Baa2	50,000	49,726

	NextEra Energy Capital Holdings, Inc., 1.586% due 6/1/2017	BBB+/Baa1	100,000	99,642

	Southern Power Co., 2.375% due 6/1/2020	BBB+/Baa1	100,000	97,210

	The Southern Co., 2.45% due 9/1/2018	BBB+/Baa1	100,000	100,778

	Gas Utilities — 0.53%

	The Laclede Group, Inc. Floating Rate Note, 1.112% due 8/15/2017	BBB+/Baa2	100,000	99,511

	Multi-Utilities — 0.54%

	Dominion Gas Holdings, LLC, 2.50% due 12/15/2019	A-/A2	100,000	99,892

				861,123

	TOTAL CORPORATE BONDS (Cost $6,942,865)			6,906,517

	CONVERTIBLE BONDS — 0.25%

	REAL ESTATE — 0.25%

	Real Estate Investment Trusts — 0.25%

[b]	IAS Operating Partnership LP, 5.00% due 3/15/2018	NR/NR	50,000	47,063

				47,063

	TOTAL CONVERTIBLE BONDS (Cost $47,705)			47,063

	MUNICIPAL BONDS — 1.55%

	JobsOhio Beverage System, 2.217% due 1/1/2019 (State Liquor Enterprise)	AA/Aa3	100,000	101,300

	Louisiana Local Government Environmental Facilities and Community Development Authority, 1.66% due 2/1/2022 (Louisiana Utilities Restoration)	AAA/Aaa	86,559	87,057

	Sandoval County, New Mexico, 1.452% due 6/1/2017	A+/NR	100,000	99,807

	TOTAL MUNICIPAL BONDS (Cost $283,832)			288,164

	SHORT TERM INVESTMENTS — 11.85%

[c]	Thornburg Capital Management Fund		220,833	2,208,333

	TOTAL SHORT TERM INVESTMENTS (Cost $2,208,333)			2,208,333

	TOTAL INVESTMENTS — 99.36% (Cost $18,595,389)			$18,519,532

	OTHER ASSETS LESS LIABILITIES — 0.64%			118,534

	NET ASSETS — 100.00%			$18,638,066

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2015 (Unaudited)

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2015, the aggregate value of these securities in the Fund’s portfolio was $5,428,795, representing 29.13% of the Fund’s net assets.

c	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities, or the Fund holds a series of the Thornburg Investment Trust invested for cash management purposes during the period, are shown below:

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal December 31, 2015	Market Value December 31, 2015	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	307,812	356,260	443,239	220,833	$2,208,333	$1,777	$—

Total non-controlled affiliated issuers - 11.85% of net assets					$2,208,333	$1,777	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

CMO	Collateralized Mortgage Obligation
Mtg	Mortgage
REIT	Real Estate Investment Trust

NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$18,595,389

Gross unrealized appreciation on a tax basis	$21,757
Gross unrealized depreciation on a tax basis	(97,614)

Net unrealized appreciation (depreciation) on investments (tax basis)	$(75,857)

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2015 (Unaudited)

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2015 (Unaudited)

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
U.S. Treasury Securities	$3,928,196	$3,928,196	$-	$-
U.S. Government Agencies	447,135	-	447,135	-
Other Government	200,350	-	200,350	-
Mortgage Backed	219,374	-	219,374	-
Asset Backed Securities	4,274,400	-	4,274,400	-
Corporate Bonds	6,906,517	-	6,906,517	-
Convertible Bonds	47,063	-	47,063	-
Municipal Bonds	288,164	-	288,164	-
Short Term Investments	2,208,333	2,208,333	-	-

Total Investments in Securities	$18,519,532	$6,136,529	$12,383,003	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2015.

11

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	U.S. TREASURY SECURITIES — 1.59%

	United States Treasury Notes, 5.125% due 5/15/2016	NR/Aaa	$1,000,000	$1,016,997

	United States Treasury Notes, 4.875% due 8/15/2016	NR/Aaa	2,000,000	2,051,455

	United States Treasury Notes, 3.00% due 2/28/2017	NR/Aaa	2,000,000	2,048,838

	United States Treasury Notes, 0.875% due 6/15/2017	NR/Aaa	14,900,000	14,883,848

	United States Treasury Notes, 1.625% due 3/31/2019	NR/Aaa	15,000,000	15,094,190

	United States Treasury Notes, 1.50% due 5/31/2019	NR/Aaa	10,000,000	10,008,496

	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2020	NR/Aaa	16,816,802	16,610,246

	TOTAL U.S. TREASURY SECURITIES (Cost $61,521,059)			61,714,070

	U.S. GOVERNMENT AGENCIES — 6.98%

[a]	Agribank FCB, 9.125% due 7/15/2019	A-/A2	14,185,000	17,198,930

	Alex Alpha, LLC, (Guaranty: Export-Import Bank of the United States), 1.617% due 8/15/2024	NR/NR	3,804,348	3,695,353

	Altitude Investments 12, LLC, (Guaranty: Export-Import Bank of the United States), 2.454% due 12/9/2025	NR/NR	5,980,160	5,971,292

[a]	CoBank ACB Floating Rate Note (Farm Credit Banks), 1.112% due 6/15/2022	A-/NR	27,800,000	26,310,170

[b]	Durrah MSN 35603, (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	NR/NR	11,796,560	11,432,660

	DY8 Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 2.627% due 4/29/2026	NR/NR	4,484,375	4,517,815

	Export Leasing (2009), LLC, (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	NR/NR	5,187,918	5,171,623

[b]	Gate Capital Cayman One Ltd., (Guaranty: Export-Import Bank of the United States), 1.839% due 3/27/2021	NR/NR	8,580,314	8,556,109

	Helios Leasing I, LLC, (Guaranty: Export-Import Bank of the United States), 1.562% due 9/28/2024	NR/NR	4,490,223	4,333,959

[b]	Micron Semiconductor Ltd., (Guaranty: Export-Import Bank of the United States), 1.258% due 1/15/2019	NR/NR	3,010,000	2,993,141

[b]	MSN 41079 and 41084 Ltd., (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	NR/NR	9,007,794	8,774,528

	Mortgage-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06% due 1/15/2022	AA+/NR	832,446	835,880

[b]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70% due 12/20/2022	NR/NR	7,280,000	7,161,227

[b]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 2.46% due 12/15/2025	NR/NR	7,500,000	7,492,927

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 5.45% due 9/15/2017	NR/Aaa	3,000,000	3,208,710

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 3.55% due 1/15/2024	NR/Aaa	10,000,000	10,546,630

[b]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 2.512% due 1/15/2026	NR/NR	6,500,000	6,507,832

	Sandalwood 2013, LLC, (Guaranty: Export-Import Bank of the United States), 2.821% due 2/12/2026	NR/NR	6,094,960	6,194,338

	Santa Rosa Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 1.693% due 8/15/2024	NR/NR	4,476,677	4,359,908

	Santa Rosa Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 1.472% due 11/3/2024	NR/NR	12,285,360	11,811,845

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Small Business Administration Participation Certificates, Series 2001-20J Class 1, 5.76% due 10/1/2021	NR/NR	292,442	312,472

	Small Business Administration Participation Certificates, Series 2008-20D Class 1, 5.37% due 4/1/2028	NR/NR	1,486,715	1,647,954

	Small Business Administration Participation Certificates, Series 2009-20E Class 1, 4.43% due 5/1/2029	NR/NR	1,244,672	1,339,955

	Small Business Administration Participation Certificates, Series 2009-20K Class 1, 4.09% due 11/1/2029	NR/NR	7,276,156	7,739,810

	Small Business Administration Participation Certificates, Series 2011-20E Class 1, 3.79% due 5/1/2031	NR/NR	9,814,388	10,437,034

	Small Business Administration Participation Certificates, Series 2011-20F Class 1, 3.67% due 6/1/2031	NR/NR	1,561,452	1,659,685

	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74% due 7/1/2031	NR/NR	10,977,284	11,656,806

	Small Business Administration Participation Certificates, Series 2011-20I Class 1, 2.85% due 9/1/2031	NR/NR	14,888,661	15,194,933

	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87% due 11/1/2031	NR/NR	11,055,596	11,314,791

	Small Business Administration Participation Certificates, Series 2012-20D Class 1, 2.67% due 4/1/2032	NR/NR	11,290,404	11,535,614

	Small Business Administration Participation Certificates, Series 2012-20J Class 1, 2.18% due 10/1/2032	NR/NR	8,662,909	8,554,673

	Small Business Administration Participation Certificates, Series 2012-20K Class 1, 2.09% due 11/1/2032	NR/NR	5,275,639	5,200,142

	Southaven Combined Cycle Generation, LLC (Tennessee Valley Authority), 3.846% due 8/15/2033	AA-/Aaa	5,693,122	5,918,438

[a,c]	U.S. Department of Transportation, 6.001% due 12/7/2021	NR/NR	3,000,000	3,450,492

	Union 13 Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 1.682% due 12/19/2024	NR/NR	11,512,682	11,151,425

[b]	Washington Aircraft 2 Co. Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 1.033% due 6/26/2024	NR/NR	7,678,995	7,528,671

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $272,332,972)			271,717,772

	OTHER GOVERNMENT — 2.34%

[a,b]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.004% due 9/18/2024	NR/NR	8,621,729	8,484,144

[a,b]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.581% due 11/11/2024	NR/NR	12,121,977	12,226,396

[b]	Corp Andina de Fomento, 3.75% due 1/15/2016	AA-/Aa3	10,900,000	10,907,739

[a,b]	Government of Bermuda, 5.603% due 7/20/2020	A+/A1	3,000,000	3,281,250

[a,b]	Government of Bermuda, 4.138% due 1/3/2023	A+/A1	4,000,000	3,966,500

[a,b]	Khadrawy Ltd., (Guaranty: Export Credit Guarantee Department), 2.471% due 3/31/2025	NR/NR	5,768,250	5,703,069

[a,b]	Korea National Oil Corp., 2.75% due 1/23/2019	AA-/Aa2	5,000,000	5,039,880

[b]	North American Development Bank, 4.375% due 2/11/2020	NR/Aa1	15,500,000	16,695,406

[a,b]	Seven and Seven Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of Korea), 1.539% due 9/11/2019	NR/NR	17,840,000	17,799,004

[a,b]	State of Qatar, 3.125% due 1/20/2017	AA/Aa2	4,000,000	4,066,480

[a,b]	Turks and Caicos Islands, 3.20% due 2/22/2016	AAA/NR	2,930,000	2,938,180

	TOTAL OTHER GOVERNMENT (Cost $90,969,152)			91,108,048

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

MORTGAGE BACKED — 4.15%

Federal Home Loan Mtg Corp., CMO Interest Only Series K008 Class X1, 1.645% due 6/25/2020	NR/NR	36,889,870	2,001,154

Federal Home Loan Mtg Corp., CMO Interest Only Series K710 Class X1, 1.771% due 5/25/2019	NR/NR	47,462,956	2,351,785

Federal Home Loan Mtg Corp., CMO Series 2528 Class HN, 5.00% due 11/15/2017	NR/NR	90,618	93,146

Federal Home Loan Mtg Corp., CMO Series 2627 Class GY, 4.50% due 6/15/2018	NR/NR	609,287	627,634

Federal Home Loan Mtg Corp., CMO Series 2628 Class AB, 4.50% due 6/15/2018	NR/NR	149,759	153,553

Federal Home Loan Mtg Corp., CMO Series 2682 Class JG, 4.50% due 10/15/2023	NR/NR	906,692	952,636

Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00% due 6/15/2019	NR/NR	42,650	43,929

Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50% due 7/15/2019	NR/NR	703,902	720,446

Federal Home Loan Mtg Corp., CMO Series 3195 Class PD, 6.50% due 7/15/2036	NR/NR	1,381,339	1,529,709

Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50% due 3/15/2022	NR/NR	1,477,220	1,543,271

Federal Home Loan Mtg Corp., CMO Series 3504 Class PC, 4.00% due 1/15/2039	NR/NR	142,106	147,506

Federal Home Loan Mtg Corp., CMO Series 3589 Class CA, 4.00% due 10/15/2021	NR/NR	221,634	224,265

Federal Home Loan Mtg Corp., CMO Series 3919 Class VB, 4.00% due 8/15/2024	NR/NR	4,349,919	4,668,482

Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00% due 4/15/2041	NR/NR	2,099,191	2,100,511

Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50% due 8/15/2023	NR/NR	2,891,639	3,033,210

Federal Home Loan Mtg Corp., CMO Series 4079 Class WV, 3.50% due 3/15/2027	NR/NR	3,074,520	3,187,590

Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75% due 5/15/2039	NR/NR	8,099,787	7,878,325

Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50% due 10/15/2027	NR/NR	4,136,728	4,029,143

Federal Home Loan Mtg Corp., CMO Series K038 Class A1, 2.604% due 10/25/2023	NR/NR	12,887,494	13,107,377

Federal Home Loan Mtg Corp., CMO Series K039 Class A1, 2.683% due 12/25/2023	NR/NR	6,491,297	6,621,837

Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.413% due 1/25/2021	NR/Aaa	5,500,901	5,594,769

Federal Home Loan Mtg Corp., Pool D98887, 3.50% due 1/1/2032	NR/NR	5,098,782	5,332,808

Federal Home Loan Mtg Corp., Pool J17504, 3.00% due 12/1/2026	NR/NR	2,580,180	2,673,913

Federal Home Loan Mtg Corp., REMIC Series 3838 Class GV, 4.00% due 3/15/2024	NR/NR	8,481,077	9,025,041

Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50% due 10/15/2023	NR/NR	2,223,113	2,332,608

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00% due 2/25/2018	NR/NR	275,951	284,558

Federal National Mtg Assoc., CMO Series 2003-74 Class KN, 4.50% due 8/25/2018	NR/NR	122,003	125,471

Federal National Mtg Assoc., CMO Series 2005-48 Class AR, 5.50% due 2/25/2035	NR/NR	361,050	383,228

Federal National Mtg Assoc., CMO Series 2007-42 Class PA, 5.50% due 4/25/2037	NR/NR	522,867	559,800

Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 1.144% due 3/25/2039	NR/NR	795,219	704,188

Federal National Mtg Assoc., CMO Series 2009-49 Class KA, 5.00% due 2/25/2024	NR/NR	144,938	147,238

Federal National Mtg Assoc., CMO Series 2009-5 Class A, 4.50% due 12/25/2023	NR/NR	678,385	699,058

Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00% due 7/25/2024	NR/NR	496,160	512,185

Federal National Mtg Assoc., CMO Series 2009-65 Class GA, 4.50% due 11/25/2023	NR/NR	18,210	18,234

Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50% due 8/25/2019	NR/NR	367,848	378,922

Federal National Mtg Assoc., CMO Series 2011-103 Class VA, 4.00% due 12/25/2022	NR/NR	1,987,972	2,044,794

Federal National Mtg Assoc., CMO Series 2011-15 Class VA, 4.00% due 4/25/2022	NR/NR	1,234,128	1,292,517

Federal National Mtg Assoc., CMO Series 2011-89 Class VA, 4.00% due 9/25/2023	NR/NR	258,663	259,006

Federal National Mtg Assoc., CMO Series 2012-129 Class LA, 3.50% due 12/25/2042	NR/NR	10,999,934	11,330,405

Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00% due 6/25/2023	NR/NR	2,592,968	2,725,563

Federal National Mtg Assoc., Pool 357384, 4.50% due 5/1/2018	NR/NR	86,403	89,454

Federal National Mtg Assoc., Pool 897936, 5.50% due 8/1/2021	NR/NR	624,295	668,301

Federal National Mtg Assoc., Pool AB7997, 2.50% due 2/1/2023	NR/NR	6,753,891	6,877,096

Federal National Mtg Assoc., Pool AK6518, 3.00% due 3/1/2027	NR/NR	3,488,902	3,609,923

Federal National Mtg Assoc., Pool MA1278, 2.50% due 12/1/2022	NR/NR	8,630,273	8,787,708

Federal National Mtg Assoc., Pool MA1585, 2.00% due 9/1/2023	NR/NR	10,376,265	10,347,488

Federal National Mtg Assoc., Pool MA1691, 3.00% due 12/1/2023	NR/NR	9,374,162	9,681,752

Government National Mtg Assoc., CMO Series 2009-68 Class DP, 4.50% due 11/16/2038	NR/NR	514,136	545,256

Government National Mtg Assoc., Pool 714631, 5.691% due 10/20/2059	NR/NR	1,705,282	1,771,258

Government National Mtg Assoc., Pool 721652, 5.044% due 5/20/2061	NR/NR	5,638,367	5,935,568

Government National Mtg Assoc., Pool 731491, 5.156% due 12/20/2060	NR/NR	3,072,165	3,288,478

Government National Mtg Assoc., Pool 751388, 5.307% due 1/20/2061	NR/NR	4,243,754	4,524,591

Government National Mtg Assoc., Pool 783299, 4.50% due 2/15/2022	NR/NR	1,901,291	1,968,019

Government National Mtg Assoc., Pool 827148, 1.75% due 2/20/2024	NR/NR	20,873	21,279

Government National Mtg Assoc., Pool MA0100, 2.50% due 5/20/2042	NR/NR	1,901,401	1,953,217

TOTAL MORTGAGE BACKED (Cost $162,002,586)			161,509,203

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	ASSET BACKED SECURITIES — 19.78%
	ADVANCE RECEIVABLES — 0.36%

[a]	SPS Servicer Advance Receivables Trust, Series 2015-T3 Class AT3, 2.92% due 7/15/2047	AAA/NR	13,875,000	13,862,235

				13,862,235

	AUTO RECEIVABLES — 3.15%

[a]	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A Class A, 2.10% due 3/20/2019	NR/Aaa	10,200,000	10,158,844

[a]	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-2A Class A, 2.63% due 12/20/2021	NR/Aaa	6,000,000	5,949,537

[a]	Exeter Automobile Receivables Trust, Series 2014-1A Class A, 1.29% due 5/15/2018	AA/NR	878,939	879,182

	Ford Credit Auto Owner Trust, Series 2013-C Class A4, 1.25% due 10/15/2018	AAA/NR	1,200,000	1,200,353

[a]	Ford Credit Auto Owner Trust, Series 2014-2 Class A, 2.31% due 4/15/2026	NR/Aaa	18,000,000	17,958,033

[a]	Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% due 7/15/2026	AAA/NR	9,900,000	9,811,501

[a]	GM Financial Automobile Leasing Trust, Series 2014-2A Class A4, 1.62% due 2/20/2018	NR/Aaa	13,400,000	13,459,543

[a]	Hertz Vehicle Financing, LLC, Series 2013-1A Class A2, 1.83% due 8/25/2019	NR/Aaa	10,275,000	10,196,845

[a]	Hertz Vehicle Financing, LLC, Series 2015-2A Class A, 2.02% due 9/25/2019	NR/Aaa	15,000,000	14,857,825

[a]	OSCAR US Funding Trust, Series 2014-1A Class A3, 1.72% due 4/15/2019	AA+/Aaa	9,900,000	9,913,801

[a]	OSCAR US Funding Trust, Series 2015-1A Class A2A, 1.30% due 2/15/2018	AA+/Aaa	13,106,535	12,951,839

	Santander Drive Auto Receivables Trust, Series 2013-2 Class B, 1.33% due 3/15/2018	AAA/Aaa	3,702,059	3,702,599

	Santander Drive Auto Receivables Trust, Series 2013-4 Class B, 2.16% due 1/15/2020	AAA/Aaa	3,367,719	3,373,892

	World Omni Auto Receivables Trust, Series 2014-B Class A4, 1.68% due 12/15/2020	AAA/NR	8,400,000	8,389,777

				122,803,571

	COMMERCIAL MTG TRUST — 4.59%

[a]	BAMLL-DB Trust, Series 2012-OSI Class A2FX, 3.352% due 4/13/2029	NR/Aaa	14,893,068	15,105,221

	Banc of America Commercial Mtg Inc., Series 2006-6 Class A3, 5.369% due 10/10/2045	AAA/Aaa	516,023	516,118

[a]	Banc of America Merrill Lynch Large Loan, Inc., Series 2015-200P Class A, 3.218% due 4/14/2033	AAA/NR	5,000,000	4,987,541

[a]	Barclays Commercial Mtg Securities, LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	AAA/NR	5,900,000	5,967,023

[a]	Bayview Commercial Asset Trust, Series 2004-3 Class A2 Floating Rate Note, 0.842% due 1/25/2035	NR/Aa2	3,301,396	2,991,188

[a]	BHMS Mtg Trust, Series 2014-ATLS Class AFL Floating Rate Note, 1.769% due 7/5/2033	NR/NR	10,000,000	9,947,330

[a]	CFCRE Commercial Mtg Trust, Series 2011-C1 Class A4, 4.961% due 4/15/2044	NR/Aaa	11,877,000	12,958,641

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1, 2.682% due 3/25/2034	CCC/Caa2	239,785	195,535

	Credit Suisse Commercial Mtg Capital Certificates, Series 2007-C2 Class A2, 5.448% due 1/15/2049	AAA/Aaa	8,184	8,194

[a]	DBUBS Mtg Trust CMO, Series 2011-LC1A Class A1, 3.742% due 11/10/2046	NR/Aaa	1,221,319	1,224,701

[a]	DBUBS Mtg Trust CMO, Series 2011-LC2A Class A1FL, 1.651% due 7/12/2044	NR/Aaa	5,382,275	5,449,417

[a]	Extended Stay America Trust, Series 2013-ESH7 Class B7, 3.604% due 12/5/2031	AA/NR	11,380,000	11,315,240

[a]	FREMF Mtg Trust, Series 2012-KF01 Class B Floating Rate Note, 3.022% due 10/25/2044	NR/Aaa	4,000,000	4,013,771

[a]	FREMF Mtg Trust, Series 2013-KF02 Class B Floating Rate Note, 3.422% due 12/25/2045	NR/Baa3	1,535,148	1,560,731

[a]	GAHR Commercial Mtg Trust, Series 2015-NRF Class BFX, 3.382% due 12/15/2019	AA-/NR	19,900,000	19,858,401

[a]	Hilton USA Trust, Series 2013-HLT Class BFX, 3.367% due 11/5/2030	AA-/Aaa	18,500,000	18,376,420

[a]	JPMorgan Chase Commercial Mtg, Series 2014-BXH Class A Floating Rate Note, 1.231% due 4/15/2027	AAA/NR	19,900,000	19,729,342

[a]	Madison Avenue Trust, Series 2013-650M Class A, 3.843% due 10/12/2032	NR/Aaa	6,000,000	6,266,900

[a]	Madison Avenue Trust, Series 2015-11MD Class A, 3.555% due 9/10/2035	AAA/NR	12,000,000	12,134,790

[a]	Morgan Stanley Re-REMIC Trust, Series 2009-GG10 Class A4A, 5.795% due 8/12/2045	NR/Aaa	6,119,537	6,309,479

[a]	Wells Fargo Commercial Mtg Trust, Series 2013-120B Class A, 2.71% due 3/18/2028	AAA/NR	15,000,000	15,003,511

	WFRBS Commercial Mtg Trust, Series 2014-C22 Class A1, 1.479% due 9/15/2057	NR/Aaa	4,986,622	4,915,342

				178,834,836

	CREDIT CARD — 0.82%

	Synchrony Credit Card Master Note Trust, Series 2014-1 Class A, 1.61% due 11/15/2020	AAA/Aaa	14,613,000	14,554,190

	Synchrony Credit Card Master Note Trust, Series 2015-2 Class A, 1.60% due 4/15/2021	AAA/NR	7,400,000	7,345,399

[a,b]	Turquoise Card Backed Securities plc, Series 2012-1A Class A Floating Rate Note, 1.131% due 6/17/2019	NR/Aaa	10,000,000	10,021,720

				31,921,309

	OTHER ASSET BACKED — 8.73%

[a]	321 Henderson Receivables, LLC, Series 2014-1A Class A, 3.96% due 3/15/2063	NR/Aaa	18,255,131	18,471,722

[a]	Alterna Funding I, LLC, Series 2014-1A, 1.639% due 2/15/2021	NR/NR	3,661,600	3,640,429

	Appalachian Consumer Rate Relief Funding, LLC, Series 2013-1 Class A1, 2.008% due 2/1/2024	AAA/Aaa	12,720,508	12,656,336

[a]	Ascentium Equipment Receivables, LLC, Series 2015-1A Class B, 2.26% due 6/10/2021	NR/Aa1	5,920,000	5,925,164

[a]	CLI Funding V, LLC, Series 2014-2A Class A, 3.38% due 10/18/2029	A/NR	8,831,233	8,552,960

[a,b]	Cronos Containers Program Ltd., Series 2013-1A Class A, 3.08% due 4/18/2028	A+/NR	7,333,333	7,181,929

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Dell Equipment Finance Trust, Series 2015-2 Class A3, 1.72% due 9/22/2020	AAA/Aaa	9,875,000	9,800,051

[a]	Dominos Pizza Master Issuer, LLC, Series 2012-1A Class A2, 5.216% due 1/25/2042	BBB+/Baa1	13,254,956	13,686,587

	Entergy New Orleans Storm Recovery Funding I, LLC, Series 2015-1 Class A, 2.67% due 6/1/2027	AAA/Aa1	15,000,000	15,302,823

[a]	Fairway Outdoor Funding, LLC, Series 2012-1A Class A2, 4.212% due 10/15/2042	NR/NR	6,375,904	6,379,064

	GE Dealer Floorplan Master Note Trust, Series 2012-2 Class A Floating Rate Note, 1.152% due 4/22/2019	NR/Aaa	14,900,000	14,899,304

[a]	GTP Acquisition Partners I, LLC, Series 2015-1 Class A, 2.35% due 6/15/2045	NR/Aaa	9,900,000	9,600,426

[a]	GTP Cellular Sites, LLC, 3.721% due 3/15/2042	NR/NR	14,689,729	14,862,186

	Harley-Davidson Motorcycle Trust, Series 2015-2 Class A4, 1.66% due 12/15/2022	AAA/Aaa	22,544,000	22,292,788

[a]	HERO Funding Trust, Series 2015-1A Class A, 3.84% due 9/21/2040	NR/NR	18,470,255	18,498,917

[a]	Navistar Financial Dealer Note Master Owner Trust II, Series 2014-1 Class A Floating Rate Note, 1.172% due 10/25/2019	NR/Aaa	17,730,000	17,675,539

[a]	Navistar Financial Dealer Note Master Owner Trust II, Series 2015-1 Class A Floating Rate Note, 1.822% due 6/25/2020	NR/Aaa	15,259,000	15,349,022

[a]	Navitas Equipment Receivables, LLC, Series 2015-1 Class A2, 2.12% due 11/15/2018	NR/A3	11,500,000	11,516,548

	Northwest Airlines, Inc., 7.027% due 5/1/2021	A/A3	4,036,082	4,497,406

[a,c]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.109% due 12/1/2037	A/Baa1	2,835,000	2,650,725

[a]	PFS Financing Corp., Series 2013-AA Class A Floating Rate Note, 0.881% due 2/15/2018	AAA/Aaa	9,345,000	9,341,126

[a]	PFS Financing Corp., Series 2014-BA Class A Floating Rate Note, 0.931% due 10/15/2019	AAA/Aaa	6,000,000	5,919,143

[a]	PFS Financing Corp., Series 2015-AA Class A Floating Rate Note, 0.951% due 4/15/2020	AAA/Aaa	7,400,000	7,297,352

[a]	PFS Tax Lien Trust, Series 2014-1, 1.44% due 4/15/2016	AAA/NR	2,193,867	2,185,895

[a]	SBA Tower Trust, Series 2010-2 Class C, 5.101% due 4/15/2042	NR/A2	7,671,000	7,765,983

[a]	SBA Tower Trust, Series 2012-1 Class C, 2.933% due 12/15/2042	NR/A2	1,548,000	1,566,306

[a]	SBA Tower Trust, Series 2014-1A Class C, 2.898% due 10/15/2044	NR/A2	17,900,000	17,492,038

[a]	SBA Tower Trust, Series 2015-1 Class C, 3.156% due 10/15/2045	NR/A2	5,000,000	4,918,850

[a]	Sierra Receivables Funding Co., LLC, Series 2012-1A Class A, 2.84% due 11/20/2028	A+/NR	1,559,567	1,570,899

[a]	Sierra Receivables Funding Co., LLC, Series 2012-2A Class A, 2.05% due 6/20/2031	A/NR	2,979,390	2,962,790

[a]	Sierra Receivables Funding Co., LLC, Series 2014-1A Class A, 2.07% due 3/20/2030	A/NR	6,433,151	6,374,220

[a]	Sierra Receivables Funding Co., LLC, Series 2015-1A Class A, 2.40% due 3/22/2032	A/NR	6,971,301	6,900,723

[a]	Sierra Receivables Funding Co., LLC, Series 2015-3A Class A, 2.58% due 9/20/2032	A/NR	14,591,678	14,588,853

[a]	Sonic Capital, LLC, Series 2011-1A Class A2, 5.438% due 5/20/2041	BBB/Baa2	4,307,800	4,447,373

[a]	Springleaf Funding Trust, Series 2015-AA Class A, 3.16% due 11/15/2024	A+/NR	13,000,000	12,902,500

				339,673,977

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	RESIDENTIAL MTG TRUST — 0.92%

[a]	B2R Mortgage Trust, Series 2015-2 Class A, 3.336% due 11/15/2048	NR/NR	9,882,422	9,851,182

[a]	Citigroup Mtg Loan Trust, Inc., Series 2014-A Class A, 4.00% due 1/25/2035	AA/NR	5,067,540	5,197,828

	Countrywide Home Loan, Series 2004-HYB2 Class 1A, 2.616% due 7/20/2034	A/B1	350,625	347,740

[a]	FDIC Trust, Series 2013-R1 Class A, 1.15% due 3/25/2033	NR/NR	3,900,636	3,827,187

	Merrill Lynch Mtg Investors Trust, Series 2003-E Class B3, 2.672% due 10/25/2028	CCC/Ca	965,477	249,243

	Merrill Lynch Mtg Investors Trust, Series 2004-A4 Class M1, 2.562% due 8/25/2034	CCC/NR	701,395	656,660

	Option One Mtg Loan Trust, Series 2005-5 Class A3 Floating Rate Note, 0.632% due 12/25/2035	AA+/A2	653,217	649,237

	Popular ABS Mtg Pass-Through Trust, Series 2005-4 Class AF5, 5.537% due 9/25/2035	BB+/A1	2,306,687	2,380,041

	Residential Asset Mtg Products, Inc., Series 2003-SL1 Class A31, 7.125% due 4/25/2031	AA+/NR	1,477,268	1,544,771

[a]	Shellpoint Asset Funding Trust, Series 2013-1 Class A1, 3.75% due 7/25/2043	AAA/NR	8,393,134	8,605,097

	Structured Asset Securities Corp., Series 2003-9A Class 2A2, 2.384% due 3/25/2033	AA+/Ba1	1,760,525	1,709,252

	Structured Asset Securities Corp., Series 2004-3 Class 3A1, 5.50% due 3/25/2019	A+/Ba2	339,616	341,389

	Washington Mutual Mtg, Series 2003-S13 Class 21A1, 4.50% due 12/25/2018	A+/NR	285,515	283,813

	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.667% due 2/25/2035	D/C	497,141	193,441

				35,836,881

	STUDENT LOAN — 1.21%

	Navient Student Loan Trust, Series 2014-1 Class A3 Floating Rate Note, 0.932% due 6/25/2031	NR/Aaa	6,750,000	6,530,893

[a]	Navient Student Loan Trust, Series 2015-AA Class A2B Floating Rate Note, 1.531% due 12/15/2028	NR/Aaa	7,000,000	6,940,297

[a]	Nelnet Student Loan Trust, Series 2013-1A Class A Floating Rate Note, 1.022% due 6/25/2041	NR/Aaa	10,079,815	9,707,957

[a]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1 Floating Rate Note, 0.972% due 5/25/2027	AA+/NR	3,719,780	3,739,094

	SLM Student Loan Trust, Series 2003-C Class A2 Floating Rate Note, 0.902% due 9/15/2020	A-/Aaa	1,250,067	1,221,286

[a]	SLM Student Loan Trust, Series 2011-A Class A3 Floating Rate Note, 2.831% due 1/15/2043	AAA/Aaa	13,650,000	14,040,161

[a]	SLM Student Loan Trust, Series 2011-B Class A2, 3.74% due 2/15/2029	AAA/Aaa	5,000,000	5,117,008

				47,296,696

	TOTAL ASSET BACKED SECURITIES (Cost $775,738,795)			770,229,505

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	CORPORATE BONDS — 50.27%
	AUTOMOBILES & COMPONENTS — 1.91%

	Automobiles — 1.91%

[a]	American Honda Finance Corp., 2.60% due 9/20/2016	A+/A1	5,000,000	5,060,695

[a]	Daimler Finance North America, LLC, 1.25% due 1/11/2016	A-/A3	7,000,000	7,000,294

[a]	Daimler Finance North America, LLC, 2.45% due 5/18/2020	A-/A3	9,850,000	9,660,880

[a]	Daimler Finance North America, LLC, 3.875% due 9/15/2021	A-/A3	5,000,000	5,194,055

[a]	Daimler Finance North America, LLC, 1.60% due 8/3/2017	A-/A3	3,000,000	2,984,040

[a]	Hyundai Capital America, 2.00% due 3/19/2018	A-/Baa1	4,950,000	4,891,170

[a]	Hyundai Capital America, 2.40% due 10/30/2018	A-/Baa1	9,950,000	9,919,135

[a,b]	Hyundai Capital Services, Inc. Floating Rate Note, 1.333% due 3/18/2017	A-/Baa1	5,000,000	4,985,515

[a]	Nissan Motor Acceptance Corp., 1.95% due 9/12/2017	A-/A3	14,900,000	14,924,406

[a]	Volkswagen Group of America, Inc., 1.65% due 5/22/2018	BBB+/A3	10,000,000	9,601,580

				74,221,770

	BANKS — 3.84%

	Banks — 3.84%

[a,b]	Banco BTG Pactual SA/Cayman Islands N.A., 4.00% due 1/16/2020	NR/Ba2	7,000,000	5,152,000

[a,b]	Banco Latinoamericano de Comercio Exterior, S.A., 3.75% due 4/4/2017	BBB/NR	4,000,000	4,050,000

[a,b]	Banco Santander Chile Floating Rate Note, 2.327% due 6/7/2018	A/Aa3	21,000,000	21,000,000

	Bank of America Corp. Floating Rate Note, 1.361% due 1/15/2019	BBB+/Baa1	4,225,000	4,240,510

	Bank of America Corp. Floating Rate Note, 1.196% due 4/1/2019	BBB+/Baa1	8,000,000	7,964,760

	Bank of America Corp. Floating Rate Note, 0.902% due 6/5/2017	A/A1	7,000,000	6,976,606

[a,b]	Bank of China Hong Kong, 3.75% due 11/8/2016	A+/Aa3	4,000,000	4,069,560

	Citigroup, Inc., 2.50% due 7/29/2019	BBB+/Baa1	2,925,000	2,920,592

[a,b]	DNB Bank ASA, 3.20% due 4/3/2017	A+/Aa3	10,000,000	10,193,240

	First Tennessee Bank, 2.95% due 12/1/2019	BBB-/Baa3	7,000,000	6,946,751

	Manufacturers & Traders Trust Co., 2.30% due 1/30/2019	A/A2	10,000,000	10,020,060

[a,b]	Mizuho Bank Ltd., 2.45% due 4/16/2019	A/A1	7,000,000	7,003,115

[a,b]	Mizuho Bank Ltd. Floating Rate Note, 1.507% due 10/20/2018	A/A1	5,000,000	5,045,800

	National City Bank Floating Rate Note, 0.822% due 6/7/2017	A-/A3	5,000,000	4,968,605

[b]	Royal Bank of Scotland Group plc, 9.50% due 3/16/2022	BB+/NR	12,000,000	12,968,784

[a,b]	Sberbank of Russia, 5.50% due 2/26/2024	NR/NR	4,000,000	3,513,000

[a]	Sovereign Bank, 12.18% due 6/30/2020	BBB+/A3	2,945,211	3,758,384

[a,b]	Standard Chartered plc, 3.20% due 5/12/2016	A-/Aa3	4,900,000	4,935,270

[b]	Sumitomo Mitsui Banking Corp. Floating Rate Note, 1.056% due 7/23/2018	A/A1	14,700,000	14,664,735

	Wells Fargo & Co. Floating Rate Note, 1.462% due 12/7/2020	A/A2	4,400,000	4,411,026

	Wells Fargo Bank N.A., 0.572% due 5/16/2016	A/Aa3	4,629,000	4,626,010

				149,428,808

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	CAPITAL GOODS — 1.94%

	Aerospace & Defense — 0.32%

	Exelis, Inc., 5.55% due 10/1/2021	BBB-/Baa3	11,338,000	12,433,239

	Construction & Engineering — 0.23%

	URS Corp., 3.85% due 4/1/2017	BB-/NR	8,895,000	8,895,000

	Industrial Conglomerates — 0.79%

[a,b]	Hutchison Whampoa Ltd., 3.50% due 1/13/2017	A-/A3	5,000,000	5,084,640

	Roper Technologies, Inc., 3.125% due 11/15/2022	BBB/Baa2	6,000,000	5,832,396

	Roper Technologies, Inc., 3.00% due 12/15/2020	BBB/Baa2	4,770,000	4,750,200

[a,b]	Siemens Financieringsmaatschappij N.V., 2.90% due 5/27/2022	A+/A1	12,000,000	11,995,224

[a,b]	Smiths Group plc, 7.20% due 5/15/2019	BBB+/Baa2	3,000,000	3,331,041

	Machinery — 0.31%

	Aeroquip Vickers, Inc., 6.875% due 4/9/2018	A-/NR	1,500,000	1,610,398

	Ingersoll Rand Co., 6.391% due 11/15/2027	BBB/Baa2	3,000,000	3,428,799

	Stanley Black & Decker, Inc., 2.451% due 11/17/2018	A-/Baa2	6,900,000	6,926,924

	Trading Companies & Distributors — 0.29%

[a]	Aviation Capital Group Corp., 7.125% due 10/15/2020	BBB-/NR	3,912,000	4,479,240

[a]	Aviation Capital Group Corp., 6.75% due 4/6/2021	BBB-/NR	6,000,000	6,720,000

				75,487,101

	COMMERCIAL & PROFESSIONAL SERVICES — 0.36%

	Professional Services — 0.36%

	Dun & Bradstreet, Inc., 4.00% due 6/15/2020	BBB-/NR	7,175,000	7,274,969

	Verisk Analytics, Inc., 4.00% due 6/15/2025	BBB-/Baa3	6,930,000	6,731,123

				14,006,092

	CONSUMER DURABLES & APPAREL — 0.26%

	Household Durables — 0.26%

	Tupperware Brands Corp., 4.75% due 6/1/2021	BBB-/Baa3	10,000,000	10,200,170

				10,200,170

	CONSUMER SERVICES — 0.60%

	Diversified Consumer Services — 0.40%

	George Washington University, 4.411% due 9/15/2017	A+/A1	1,650,000	1,724,501

	Rensselaer Polytechnic I, 5.60% due 9/1/2020	A-/A3	10,925,000	12,222,387

	University of Chicago, 3.065% due 10/1/2024	AA/Aa2	1,470,000	1,479,239

	Hotels, Restaurants & Leisure — 0.20%

	Marriott International, Inc., 3.125% due 10/15/2021	BBB/Baa2	5,000,000	4,991,225

	McDonald’s Corp., 2.75% due 12/9/2020	BBB+/Baa1	2,900,000	2,898,002

				23,315,354

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	DIVERSIFIED FINANCIALS — 8.24%

	Capital Markets — 4.94%

	Ares Capital Corp., 4.875% due 11/30/2018	BBB/NR	18,000,000	18,741,204

[a]	Ares Finance Co., LLC, 4.00% due 10/8/2024	BBB+/NR	5,000,000	4,637,810

[a,b]	BTG Investments LP, 4.50% due 4/17/2018	NR/NR	18,500,000	12,950,000

[b]	Credit Suisse Group AG - New York, 1.70% due 4/27/2018	A/A1	9,325,000	9,258,046

[a,b]	Credit Suisse Group Fund, Ltd., 3.125% due 12/10/2020	BBB+/Baa2	10,000,000	9,954,580

[a,b]	Credit Suisse Group Fund, Ltd., 3.80% due 9/15/2022	BBB+/Baa2	7,000,000	6,994,477

[b]	Deutsche Bank AG, 2.95% due 8/20/2020	BBB+/A3	8,600,000	8,612,711

	FS Investment Corp., 4.00% due 7/15/2019	BBB/NR	12,000,000	11,889,768

	Goldman Sachs Group, Inc. Floating Rate Note, 1.336% due 10/23/2019	BBB+/A3	14,722,000	14,762,692

	Goldman Sachs Group, Inc. Floating Rate Note, 1.712% due 9/15/2020	BBB+/A3	17,900,000	17,938,950

[a,b]	IPIC GMTN Ltd., 5.00% due 11/15/2020	AA/Aa2	1,000,000	1,102,918

[a,b]	IPIC GMTN Ltd., 3.75% due 3/1/2017	AA/Aa2	3,000,000	3,057,000

[a,b]	IPIC GMTN Ltd., 5.50% due 3/1/2022	AA/Aa2	3,500,000	3,923,675

	Legg Mason, Inc., 2.70% due 7/15/2019	BBB/Baa1	1,660,000	1,655,355

[a,b]	Macquarie Bank Ltd., 1.60% due 10/27/2017	A/A2	5,000,000	4,963,530

	Merrill Lynch & Co., 0.879% due 5/2/2017	BBB/Baa3	5,000,000	4,951,690

	Morgan Stanley, 2.80% due 6/16/2020	BBB+/A3	1,350,000	1,354,293

	Morgan Stanley Floating Rate Note, 1.463% due 1/27/2020	BBB+/A3	925,000	926,977

	State Street Corp. Floating Rate Note, 1.264% due 8/18/2020	A/A2	9,475,000	9,475,985

[a,b]	SumitG Guaranteed Secured Obligation Issuer D.A.C, 2.251% due 11/2/2020	AA+/Aa2	15,000,000	14,757,195

	TD Ameritrade Holding Corp., 2.95% due 4/1/2022	A/A3	2,550,000	2,525,880

	The Bank of New York Mellon Corp. Floating Rate Note, 1.234% due 8/17/2020	A/A1	4,525,000	4,533,525

[a,b]	UBS AG Jersey Floating Rate Note, 2.034% due 9/24/2020	BBB+/Baa3	10,800,000	10,838,772

[b]	UBS AG Stamford, 1.80% due 3/26/2018	A/A2	3,000,000	2,994,978

[b]	UBS AG Stamford, 2.375% due 8/14/2019	A/A2	9,500,000	9,488,885

	Consumer Finance — 0.68%

	American Express Credit Co., 2.80% due 9/19/2016	A-/A2	8,000,000	8,101,896

	Capital One Bank (USA), N.A., 2.30% due 6/5/2019	BBB+/Baa1	3,000,000	2,962,767

	Synchrony Financial, 3.00% due 8/15/2019	BBB-/NR	1,950,000	1,947,294

	Western Union Co., 3.65% due 8/22/2018	BBB/Baa2	2,000,000	2,050,076

	Western Union Co., 3.35% due 5/22/2019	BBB/Baa2	11,350,000	11,493,634

	Diversified Financial Services — 2.62%

[a]	Athene Global Funding, 2.875% due 10/23/2018	A-/NR	13,925,000	13,700,278

[b]	Barclays Bank plc, 2.50% due 2/20/2019	A-/A2	3,000,000	3,006,792

	General Electric Capital Corp. Floating Rate Note, 0.72% due 12/28/2018	AA+/A1	4,850,000	4,756,482

	General Electric Capital Corp. Floating Rate Note, 1.512% due 3/15/2023	AA+/A1	7,725,000	7,606,723

	Intercontinental Exchange, Inc., 2.75% due 12/1/2020	A/A2	4,900,000	4,898,785

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Intercontinental Exchange, Inc., 3.75% due 12/1/2025	A/A2	4,250,000	4,261,687

	JPMorgan Chase Bank N.A. Floating Rate Note, 0.832% due 6/13/2016	A-/A1	16,875,000	16,849,924

	McGraw Hill Financial, Inc., 3.30% due 8/14/2020	NR/Baa1	2,450,000	2,470,935

	McGraw Hill Financial, Inc., 2.50% due 8/15/2018	NR/Baa1	2,950,000	2,968,411

	McGraw Hill Financial, Inc., 4.00% due 6/15/2025	NR/Baa1	8,000,000	8,019,448

	Moody’s Corp., 2.75% due 7/15/2019	BBB+/NR	4,875,000	4,916,272

	Moody’s Corp., 4.875% due 2/15/2024	BBB+/NR	17,000,000	18,089,326

	National Rural Utilities Cooperative Finance Corp., 10.375% due 11/1/2018	A/A1	2,000,000	2,439,984

[a]	USAA Capital Corp., 2.25% due 12/13/2016	AA+/Aa1	8,000,000	8,094,616

				320,926,226

	ENERGY — 4.83%

	Energy Equipment & Services — 0.34%

[b]	Ensco plc, 4.70% due 3/15/2021	BBB/Baa2	5,000,000	4,025,895

	Oceaneering International, Inc., 4.65% due 11/15/2024	BBB/Baa2	10,000,000	8,391,510

[a,b,d]	Schahin II Finance Co. (SPV) Ltd., 5.875% due 9/25/2023	NR/C	4,082,733	775,719

	Oil, Gas & Consumable Fuels — 4.49%

[a,b]	BG Energy Capital plc, 2.875% due 10/15/2016	A-/A2	5,000,000	5,053,950

	Buckeye Partners LP, 4.15% due 7/1/2023	BBB-/Baa3	7,000,000	5,997,586

[a]	Chevron Phillips Chemical Co., LLC, Floating Rate Note, 1.079% due 5/1/2020	A-/A2	24,900,000	25,037,946

[a,b]	CNPC General Capital Ltd., 2.75% due 4/19/2017	A+/A1	5,000,000	5,052,775

[a,b]	CNPC General Capital Ltd., 1.45% due 4/16/2016	A+/A1	3,000,000	2,999,070

[a,b]	CNPC General Capital Ltd., 2.75% due 5/14/2019	A+/A1	5,000,000	4,991,950

[a,b]	CNPC General Capital Ltd. Floating Rate Note, 1.262% due 5/14/2017	A+/A1	5,000,000	4,991,040

	Energen Corp., 4.625% due 9/1/2021	BB/Ba2	10,000,000	8,900,000

[a]	Florida Gas Transmission Co., LLC, 3.875% due 7/15/2022	BBB/Baa2	9,000,000	8,696,493

[a]	Florida Gas Transmission Co., LLC, 4.35% due 7/15/2025	BBB/Baa2	4,200,000	3,850,967

[a,b]	Gazprom, 4.95% due 5/23/2016	BB+/Ba1	4,000,000	4,028,656

	Gulf South Pipeline Co. LP, 4.00% due 6/15/2022	BBB-/Baa2	13,690,000	12,226,156

[a]	Gulfstream Natural Gas System, LLC, 4.60% due 9/15/2025	BBB/Baa2	9,000,000	8,542,692

[a,b]	Harvest Operations Corp., 2.125% due 5/14/2018	AA-/Aa2	7,000,000	6,970,544

[a,b]	Korea National Oil Corp., 4.00% due 10/27/2016	AA-/Aa2	2,000,000	2,040,002

	Marathon Petroleum Corp., 2.70% due 12/14/2018	BBB/Baa2	7,900,000	7,811,860

[a]	Northern Natural Gas Co., 5.75% due 7/15/2018	A-/A2	50,000	54,648

	NuStar Logistics LP, 4.75% due 2/1/2022	BB+/Ba1	5,000,000	4,400,000

[a,b]	Odebrecht Offshore Drilling Finance Ltd., 6.75% due 10/1/2023	B/Caa1	10,153,325	2,335,265

[b]	Petrobras Global Finance B.V. Floating Rate Note, 2.886% due 3/17/2017	BB/Ba3	5,750,000	5,268,437

[b]	Petroleos Mexicanos Floating Rate Note, 2.335% due 7/18/2018	BBB+/Baa1	10,000,000	9,887,500

[b]	Sasol Financing International plc, 4.50% due 11/14/2022	BBB/Baa2	4,000,000	3,658,160

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Semco Energy, Inc., 5.15% due 4/21/2020	A-/A2	3,000,000	3,307,233

[a,b]	Sinopec Group Overseas Development Ltd., 2.75% due 5/17/2017	AA-/Aa3	6,000,000	6,051,072

[a]	Texas Gas Transmission, LLC, 4.50% due 2/1/2021	BBB-/Baa2	9,480,000	8,983,466

	Williams Partners LP, 3.60% due 3/15/2022	BBB-/Baa2	1,800,000	1,415,554

	Williams Partners LP, 4.50% due 11/15/2023	BBB-/Baa2	15,000,000	12,140,985

				187,887,131

	FOOD & STAPLES RETAILING — 0.67%

	Food & Staples Retailing — 0.67%

	CVS Health Corp., 3.50% due 7/20/2022	BBB+/Baa1	5,000,000	5,087,780

	CVS Health Corp., 3.875% due 7/20/2025	BBB+/Baa1	7,000,000	7,144,060

[a]	Whole Foods Market, Inc., 5.20% due 12/3/2025	BBB-/Baa3	14,000,000	13,979,280

				26,211,120

	FOOD, BEVERAGE & TOBACCO — 2.40%

	Beverages — 1.02%

	Coca Cola Enterprises, Inc., 5.71% due 3/18/2037	AA/NR	3,380,000	3,746,338

[a,b]	Coca Cola Icecek Uretim A.S., 4.75% due 10/1/2018	NR/Baa3	5,000,000	5,126,800

[a,b]	JB y Compania, SA de C.V., 3.75% due 5/13/2025	BBB/NR	11,750,000	11,207,585

	PepsiCo, Inc., 3.10% due 7/17/2022	A/A1	19,250,000	19,758,431

	Food Products — 0.66%

	General Mills, Inc., 1.40% due 10/20/2017	BBB+/A3	4,600,000	4,577,258

	General Mills, Inc., 2.20% due 10/21/2019	BBB+/A3	3,950,000	3,950,877

	Ingredion, Inc., 1.80% due 9/25/2017	BBB/Baa2	12,150,000	12,039,313

	Mead Johnson Nutrition Co., 4.125% due 11/15/2025	BBB-/Baa1	3,000,000	3,022,557

	Mead Johnson Nutrition Co., 3.00% due 11/15/2020	BBB-/Baa1	1,900,000	1,899,426

	Tobacco — 0.72%

	Altria Group, Inc., 2.625% due 1/14/2020	BBB+/Baa1	4,900,000	4,909,099

[a,b]	B.A.T. International Finance plc, 2.125% due 6/7/2017	A-/A3	8,000,000	8,050,032

[a,b]	B.A.T. International Finance plc, 3.95% due 6/15/2025	A-/A3	3,000,000	3,086,214

	Reynolds American, Inc., 3.75% due 5/20/2023	BBB-/Baa3	6,230,000	6,215,709

	Reynolds American, Inc., 6.875% due 5/1/2020	BBB-/Baa3	5,000,000	5,768,070

				93,357,709

	HEALTH CARE EQUIPMENT & SERVICES — 0.87%

	Health Care Equipment & Supplies — 0.13%

	Stryker Corp., 3.375% due 11/1/2025	A+/A3	5,000,000	4,935,090

	Health Care Providers & Services — 0.74%

	Catholic Health Initiatives, 1.60% due 11/1/2017	A/NR	1,900,000	1,896,306

	Catholic Health Initiatives, 2.95% due 11/1/2022	A/NR	7,000,000	6,827,653

	UnitedHealth Group, Inc., 3.35% due 7/15/2022	A+/A3	5,000,000	5,114,210

	UnitedHealth Group, Inc., 3.75% due 7/15/2025	A+/A3	5,000,000	5,154,380

	Wellpoint, Inc., 2.25% due 8/15/2019	A/Baa2	10,000,000	9,936,990

				33,864,629

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	HOUSEHOLD & PERSONAL PRODUCTS — 0.13%

	Household Products — 0.13%

	Energizer Holdings, Inc., 4.70% due 5/24/2022	BB+/Ba1	2,000,000	1,985,390

[a,b]	Kimberly-Clark de Mexico, 3.80% due 4/8/2024	A-/NR	3,000,000	3,006,747

				4,992,137

	INSURANCE — 3.25%

	Insurance — 3.25%

[a,b]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	A/Baa2	10,000,000	9,936,530

[a]	Forethought Financial Group, Inc., 8.625% due 4/15/2021	BBB-/Ba1	2,270,000	2,570,228

	Hanover Insurance Group, Inc., 6.375% due 6/15/2021	BBB/Baa3	2,480,000	2,810,115

	Horace Mann Educators Corp., 4.50% due 12/1/2025	BBB/Baa3	4,800,000	4,799,415

	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	BBB/Baa2	3,000,000	3,013,566

	Kemper Corp., 4.35% due 2/15/2025	BBB-/Baa3	15,000,000	14,900,580

[a,b]	Lancashire Holdings Ltd., 5.70% due 10/1/2022	BBB/Baa2	10,000,000	10,704,290

	Marsh & McLennan Companies, Inc., 3.75% due 3/14/2026	A-/Baa1	7,000,000	7,009,247

[a]	MassMutual Global Funding, LLC, 2.00% due 4/5/2017	AA+/Aa2	8,000,000	8,055,456

[b]	Montpelier Re Holdings Ltd., 4.70% due 10/15/2022	BBB+/NR	5,000,000	5,082,485

[a]	Pricoa Global Funding 1, 1.35% due 8/18/2017	AA-/A1	10,000,000	9,932,700

[a]	Principal Life Global Funding II, 1.50% due 9/11/2017	A+/A1	6,950,000	6,928,490

[a]	Principal Life Global Funding II, 2.20% due 4/8/2020	A+/A1	7,000,000	6,938,393

[a]	Principal Life Global Funding II, 2.375% due 9/11/2019	A+/A1	2,450,000	2,441,241

[a]	Reliance Standard Life Insurance Co., 2.50% due 1/15/2020	A/A2	15,000,000	14,858,490

[a]	Reliance Standard Life Insurance Co., 2.50% due 4/24/2019	A/A2	9,900,000	9,861,083

[a,b]	White Mountains Re Group Ltd., 6.375% due 3/20/2017	BBB/Baa3	6,335,000	6,471,285

				126,313,594

	MATERIALS — 2.09%

	Chemicals — 0.56%

	Airgas, Inc., 3.05% due 8/1/2020	BBB/Baa2	4,950,000	4,980,938

[a]	Incitec Pivot Finance, LLC, 6.00% due 12/10/2019	BBB/Baa3	4,538,000	4,920,562

[a,b]	Office Cherifien des Phosphates, 5.625% due 4/25/2024	BBB-/NR	12,010,000	12,187,148

	Construction Materials — 0.02%

	CRH America, Inc., 8.125% due 7/15/2018	BBB+/Baa2	650,000	739,443

	Metals & Mining — 1.51%

[a,b]	Anglo American Capital plc, 2.625% due 9/27/2017	BBB-/Baa3	9,700,000	8,487,500

[b]	Anglogold Holdings plc, 5.375% due 4/15/2020	BB+/Baa3	9,100,000	8,017,100

[b]	Anglogold Holdings plc, 5.125% due 8/1/2022	BB+/Baa3	6,500,000	5,167,500

[b]	ArcelorMittal, 5.50% due 2/25/2017	BB/Ba1	3,000,000	2,897,700

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Glencore Funding, LLC Floating Rate Note, 1.681% due 1/15/2019	BBB/Baa3	17,600,000	14,561,377

[b]	Kinross Gold Corp., 3.625% due 9/1/2016	BBB-/Ba1	7,000,000	6,792,282

[a,b]	Newcrest Finance Property Ltd., 4.20% due 10/1/2022	BBB-/Baa3	10,459,000	8,764,548

[a,b]	Xstrata Finance Canada Ltd., 4.95% due 11/15/2021	BBB/Baa3	5,000,000	4,025,000

				81,541,098

	MEDIA — 0.41%

	Media — 0.41%

	DirecTV Holdings, LLC/Financing Co., Inc., 4.45% due 4/1/2024	BBB/Baa2	10,000,000	10,270,920

	The Washington Post Co., 7.25% due 2/1/2019	BB+/Ba1	5,000,000	5,358,285

	Time Warner Cable, Inc., 8.05% due 1/15/2016	BBB/Baa2	200,000	200,329

				15,829,534

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.18%

	Biotechnology — 0.45%

	Biogen, Inc., 3.625% due 9/15/2022	A-/Baa1	5,000,000	5,055,380

	Gilead Sciences, Inc., 2.55% due 9/1/2020	A-/A3	4,820,000	4,818,169

	Gilead Sciences, Inc., 3.25% due 9/1/2022	A-/A3	4,650,000	4,682,220

	Gilead Sciences, Inc., 3.65% due 3/1/2026	A-/A3	2,950,000	2,975,013

	Pharmaceuticals — 0.73%

[b]	Actavis Funding SCS, 3.45% due 3/15/2022	BBB-/Baa3	5,000,000	5,005,455

[b]	Actavis Funding SCS, 2.35% due 3/12/2018	BBB-/Baa3	1,720,000	1,721,792

[b]	Actavis Funding SCS, 1.85% due 3/1/2017	BBB-/Baa3	2,000,000	2,003,586

[b]	Actavis Funding SCS, 3.80% due 3/15/2025	BBB-/Baa3	5,000,000	4,974,465

[b]	Actavis Funding SCS Floating Rate Note, 1.757% due 3/12/2020	BBB-/Baa3	4,940,000	4,957,646

[a,b]	Mylan N.V., 3.00% due 12/15/2018	BBB-/Baa3	4,900,000	4,889,186

	Zoetis, Inc., 3.45% due 11/13/2020	BBB-/Baa2	1,925,000	1,927,242

	Zoetis, Inc., 4.50% due 11/13/2025	BBB-/Baa2	3,000,000	3,040,359

				46,050,513

	REAL ESTATE — 1.26%

	Real Estate Investment Trusts — 0.92%

	Alexandria Real Estate Equities, Inc., 3.90% due 6/15/2023	BBB-/Baa2	11,700,000	11,555,435

	Commonwealth REIT (HRPT Properties), 6.25% due 6/15/2017	BBB-/Baa3	4,000,000	4,131,156

	Washington REIT, 4.95% due 10/1/2020	BBB/Baa2	19,100,000	20,298,544

	Real Estate Management & Development — 0.34%

[a,b]	Deutsche Annington Finance B.V., 3.20% due 10/2/2017	BBB+/NR	10,000,000	10,096,510

	Jones Lang LaSalle, Inc., 4.40% due 11/15/2022	BBB+/Baa2	3,000,000	3,076,014

				49,157,659

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	RETAILING — 0.61%

	Multiline Retail — 0.61%

	Family Dollar Stores, Inc., 5.00% due 2/1/2021	BB+/Ba1	23,225,000	23,778,336

				23,778,336

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.13%

	Semiconductors & Semiconductor Equipment — 0.13%

	Intel Corp., 3.10% due 7/29/2022	A+/A1	5,000,000	5,098,565

				5,098,565

	SOFTWARE & SERVICES — 2.59%

	Information Technology Services — 1.34%

	Automatic Data Processing, LLC, 3.375% due 9/15/2025	AA/Aa3	9,175,000	9,353,197

	Broadridge Financial Solutions, Inc., 3.95% due 9/1/2020	BBB+/Baa1	8,000,000	8,291,640

	Fidelity National Information Services, 2.85% due 10/15/2018	BBB/Baa3	4,850,000	4,867,125

	Fiserv, Inc., 2.70% due 6/1/2020	BBB/Baa2	6,900,000	6,842,744

	SAIC, Inc., 4.45% due 12/1/2020	BBB-/Ba1	2,000,000	1,990,778

	Total System Services, Inc., 2.375% due 6/1/2018	BBB+/Baa3	20,915,000	20,697,756

	Internet Software & Services — 0.34%

	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.75% due 4/15/2023	BBB/Baa3	8,175,000	8,420,250

[a,b]	Tencent Holdings Ltd., 2.00% due 5/2/2017	A/A2	5,000,000	5,003,555

	Software — 0.91%

	Autodesk, Inc., 3.125% due 6/15/2020	BBB/Baa2	1,945,000	1,932,437

	Autodesk, Inc., 4.375% due 6/15/2025	BBB/Baa2	1,000,000	982,215

	CA Technologies, Inc., 2.875% due 8/15/2018	BBB+/Baa2	4,082,000	4,097,810

	CA Technologies, Inc., 3.60% due 8/1/2020	BBB+/Baa2	13,905,000	14,205,640

	CDK Global, Inc., 3.30% due 10/15/2019	BBB-/Baa3	5,000,000	4,961,205

	Oracle Corp., 2.50% due 5/15/2022	AA-/A1	9,400,000	9,226,222

				100,872,574

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.83%

	Communications Equipment — 0.67%

	Cisco Systems, Inc., 3.00% due 6/15/2022	AA-/A1	1,700,000	1,728,971

[b]	Ericsson LM, 4.125% due 5/15/2022	BBB+/Baa1	19,215,000	19,699,641

	Juniper Networks, Inc., 3.30% due 6/15/2020	BBB/Baa2	4,825,000	4,804,026

	Computers & Peripherals — 0.32%

	Lexmark International, Inc., 5.125% due 3/15/2020	BBB-/Baa3	12,000,000	12,481,224

	Electronic Equipment, Instruments & Components — 0.58%

	Ingram Micro, Inc., 4.95% due 12/15/2024	BBB-/Baa3	5,596,000	5,575,373

	Trimble Navigation, Ltd., 4.75% due 12/1/2024	BBB-/Baa2	17,000,000	16,891,557

	Technology, Hardware, Storage & Peripherals — 0.26%

[a]	Hewlett-Packard Enterprise Co., 3.60% due 10/15/2020	BBB/Baa2	5,000,000	5,011,475

[a]	Hewlett-Packard Enterprise Co. Floating Rate Note, 2.249% due 10/5/2018	BBB/Baa2	4,900,000	4,912,863

				71,105,130

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	TELECOMMUNICATION SERVICES — 2.49%

	Diversified Telecommunication Services — 1.74%

	AT&T, Inc., 1.257% due 6/30/2020	BBB+/Baa1	4,950,000	4,914,607

	AT&T, Inc., 2.45% due 6/30/2020	BBB+/Baa1	4,500,000	4,431,708

	AT&T, Inc. Floating Rate Note, 1.317% due 11/27/2018	BBB+/Baa1	11,350,000	11,359,897

[a]	Hidden Ridge Facility, 5.65% due 1/1/2022	NR/Baa2	3,280,660	3,398,065

	Michigan Bell Telephone Co., 7.85% due 1/15/2022	BBB+/NR	3,000,000	3,586,428

[a,b]	Qtel International Finance Ltd., 3.375% due 10/14/2016	A-/A2	500,000	504,860

	Qwest Corp., 6.75% due 12/1/2021	BBB-/Baa3	3,000,000	3,142,500

[b]	Telefonica Emisiones SAU, 6.421% due 6/20/2016	BBB/Baa2	9,900,000	10,127,512

	Verizon Communications, Inc., 2.625% due 2/21/2020	BBB+/Baa1	4,997,000	5,014,375

	Verizon Communications, Inc., 3.00% due 11/1/2021	BBB+/Baa1	5,000,000	4,985,945

	Verizon Communications, Inc., 3.45% due 3/15/2021	BBB+/Baa1	9,600,000	9,821,664

	Verizon Communications, Inc., 3.50% due 11/1/2024	BBB+/Baa1	4,683,000	4,625,399

	Verizon Communications, Inc. Floating Rate Note, 2.252% due 9/14/2018	BBB+/Baa1	1,825,000	1,868,683

	Wireless Telecommunication Services — 0.75%

[a]	Crown Castle Towers, LLC, 6.113% due 1/15/2040	NR/A2	6,970,000	7,601,865

[a]	Crown Castle Towers, LLC, 5.495% due 1/15/2037	NR/A2	8,120,000	8,231,476

[a]	Unison Ground Lease Funding, LLC, 6.392% due 4/15/2040	NR/NR	9,640,000	10,910,126

[a]	Unison Ground Lease Funding, LLC, 5.349% due 4/15/2040	NR/NR	2,470,000	2,559,197

				97,084,307

	TRANSPORTATION — 1.98%

	Air Freight & Logistics — 0.06%

[a]	FedEx Corp. 2012 Pass Through Trust, 2.625% due 1/15/2018	BBB/A3	2,115,435	2,114,556

	Airlines — 0.58%

	American Airlines Group, Inc., 4.95% due 7/15/2024	A/NR	6,319,535	6,667,110

	American Airlines Group, Inc., 3.60% due 3/22/2029	AA/Aa3	10,000,000	10,100,000

	US Airways, 6.25% due 10/22/2024	A/A3	5,330,361	5,970,004

	Road & Rail — 1.34%

[a,b]	Asciano Finance Ltd., 5.00% due 4/7/2018	BBB/Baa2	2,000,000	2,059,182

[a]	BNSF Railway Co., 3.442% due 6/16/2028	A+/Aa2	14,717,910	14,642,497

[a,b]	LeasePlan Corp. NV, 2.50% due 5/16/2018	BBB/A3	10,000,000	9,848,730

[a]	Penske Truck Leasing Co., LP/PTL Finance Corp., 3.375% due 2/1/2022	BBB-/Baa3	20,000,000	19,419,740

[a]	TTX Co., 4.15% due 1/15/2024	A+/Baa1	6,000,000	6,197,286

				77,019,105

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	UTILITIES — 6.40%

	Electric Utilities — 4.35%

	Appalachian Power Co., 3.40% due 6/1/2025	BBB/Baa1	7,000,000	6,830,901

	Cleveland Electric Illuminating Co., 7.88% due 11/1/2017	BBB+/Baa1	15,359,000	16,899,907

[a,b]	Electricite de France S.A., 2.15% due 1/22/2019	A+/A1	4,900,000	4,876,759

[a,b]	Enel Finance International S.A., 6.25% due 9/15/2017	BBB/Baa2	11,000,000	11,720,918

	Entergy Louisiana, LLC, 4.80% due 5/1/2021	A-/A2	4,300,000	4,644,533

	Entergy Texas, Inc., 7.125% due 2/1/2019	A-/Baa1	2,000,000	2,264,504

	Exelon Corp., 1.55% due 6/9/2017	BBB-/Baa2	2,950,000	2,937,560

	Exelon Corp., 2.85% due 6/15/2020	BBB-/Baa2	2,950,000	2,933,872

[a]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	BBB-/Baa2	15,000,000	15,091,770

[a,b]	Korea Western Power Co. Ltd., 2.875% due 10/10/2018	AA-/Aa2	10,000,000	10,142,490

[a]	Monongahela Power Co., 5.70% due 3/15/2017	BBB+/A3	4,785,000	4,980,247

[a]	Monongahela Power Co., 4.10% due 4/15/2024	BBB+/A3	8,000,000	8,294,560

	NextEra Energy Capital Holdings, Inc., 1.586% due 6/1/2017	BBB+/Baa1	6,715,000	6,690,960

	Northern States Power Company-Wisconsin, 3.30% due 6/15/2024	A/Aa3	10,000,000	10,100,090

	Public Service Co. of New Mexico, 5.35% due 10/1/2021	BBB+/Baa2	3,000,000	3,227,706

[a]	Rochester Gas & Electric, 5.90% due 7/15/2019	A/A2	11,732,000	12,963,039

	Southern Power Co., 2.375% due 6/1/2020	BBB+/Baa1	9,693,000	9,422,556

[a,b]	State Grid Overseas Investment (2014) Ltd., 2.75% due 5/7/2019	AA-/Aa3	9,000,000	9,092,304

[a]	Steelriver Transmission Co., LLC, 4.71% due 6/30/2017	NR/Baa1	3,079,287	3,156,177

	The Southern Co., 2.45% due 9/1/2018	BBB+/Baa1	4,825,000	4,862,539

	Toledo Edison Co., 7.25% due 5/1/2020	BBB/Baa1	167,000	191,653

[a,b]	Transelec S.A., 4.25% due 1/14/2025	BBB/Baa1	6,000,000	5,878,740

	UIL Holdings Corp., 4.625% due 10/1/2020	BBB-/Baa2	11,660,000	12,274,272

	Gas Utilities — 1.03%

	AGL Capital Corp., 3.50% due 9/15/2021	BBB+/Baa1	9,925,000	9,950,170

[a,b]	APT Pipelines Ltd., 3.875% due 10/11/2022	BBB/Baa2	5,500,000	5,290,978

[a]	Southern Star Central Gas Pipeline, Inc., 6.00% due 6/1/2016	BBB-/Baa2	5,715,000	5,771,087

	The Laclede Group, Inc., 2.55% due 8/15/2019	BBB+/Baa2	2,350,000	2,337,298

	The Laclede Group, Inc. Floating Rate Note, 1.112% due 8/15/2017	BBB+/Baa2	16,900,000	16,817,342

	Independent Power & Renewable Electricity Producers — 0.18%

[a]	Midland Cogeneration Venture, 6.00% due 3/15/2025	BBB-/NR	6,800,576	7,052,891

	Multi-Utilities — 0.84%

	Dominion Gas Holdings, LLC, 2.80% due 11/15/2020	A-/A2	5,000,000	5,016,355

	Dominion Gas Holdings, LLC, 2.50% due 12/15/2019	A-/A2	3,900,000	3,895,792

[a]	Enable Oklahoma Intrastate Transmission, LLC, 6.25% due 3/15/2020	BBB-/Baa3	3,640,000	3,939,590

[a,b]	Korea Hydro & Nuclear Power Co. Ltd., 2.875% due 10/2/2018	AA-/Aa2	7,000,000	7,090,720

[a]	Niagara Mohawk Power Corp., 4.881% due 8/15/2019	A-/A2	10,000,000	10,671,240

	SCANA Corp., 4.125% due 2/1/2022	BBB/Baa3	2,000,000	1,959,376

				249,270,896

	TOTAL CORPORATE BONDS (Cost $1,983,132,793)			1,957,019,558

18

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	CONVERTIBLE BONDS — 0.48%
	REAL ESTATE — 0.48%

	Real Estate Investment Trusts — 0.48%

[a]	IAS Operating Partnership LP, 5.00% due 3/15/2018	NR/NR	19,950,000	18,777,937

				18,777,937

	TOTAL CONVERTIBLE BONDS (Cost $19,950,000)			18,777,937

	MUNICIPAL BONDS — 3.72%

	American Municipal Power Ohio, Inc., 5.072% due 2/15/2018 (Meldahl Hydroelectric)	A/A3	5,000,000	5,291,750

	Anaheim California Public Financing Authority, 5.316% due 9/1/2017 (Anaheim Public Improvements; Insured: Natl-Re/FGIC)	AA-/A1	1,000,000	1,026,810

	Anaheim California Public Financing Authority, 5.486% due 9/1/2020 (Anaheim Public Improvements; Insured: Natl-Re)	AA-/A1	3,270,000	3,470,255

	Brentwood California Infrastructure Financing Authority, 6.16% due 10/1/2019 (Civic Center)	AA/NR	2,110,000	2,289,202

	California Health Facilities Financing Authority, 6.76% due 2/1/2019 (Community Program for Persons with Developmental Disabilities)	AA-/NR	3,905,000	4,254,341

	California School Finance Authority, 5.041% due 7/1/2020 (LOC: City National Bank)	AA+/NR	4,000,000	4,397,840

	Camden County Improvement Authority, 5.47% due 7/1/2018 (Cooper Medical School of Rowan University)	A/A2	2,140,000	2,289,351

	Camden County Improvement Authority, 5.62% due 7/1/2019 (Cooper Medical School of Rowan University)	A/A2	3,025,000	3,281,218

	Carson Redevelopment Agency, 4.511% due 10/1/2016 (Low and Moderate Income Housing)	A-/NR	1,375,000	1,394,855

	City and County of San Francisco Redevelopment Financing Authority, 8.00% due 8/1/2019 (San Francisco Redevelopment Projects)	AA-/A2	6,500,000	7,243,275

	City of Fort Collins, Colorado Electric Utility Enterprise, 4.92% due 12/1/2020 (Fort Collins Smart Grid)	AA-/NR	2,250,000	2,390,220

	City of North Little Rock, Arkansas, 3.562% due 7/1/2022 (Electric System; Insured: AGM)	AA/NR	7,280,000	7,286,334

	City of Riverside, California, 5.61% due 8/1/2017 (City Sewer System)	A/A1	2,000,000	2,122,420

	Connecticut Housing Finance Authority, 5.071% due 11/15/2019 (Housing Mtg Finance Program)	AAA/Aaa	2,040,000	2,118,234

	Denver Public Schools COP, 2.018% due 12/15/2019 (School District No. 1 Educational Facilities)	NR/Aa3	3,000,000	3,005,310

	Florida Hurricane Catastrophe Fund Finance Corp., 1.298% due 7/1/2016 (Reimbursement Contracts for Covered Event Losses)	AA-/Aa3	7,500,000	7,519,725

	Illinois Finance Authority, 5.629% due 7/1/2016 (Theory and Computing Sciences Building; Insured: Syncora)	AA-/NR	390,000	395,912

	JobsOhio Beverage System, 2.217% due 1/1/2019 (State Liquor Enterprise)	AA/Aa3	11,245,000	11,391,185

19

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Kentucky Asset/Liability Commission, 2.099% due 4/1/2019 (Commonwealth of Kentucky and Teachers’ Retirement System Funding Obligations)	A/Aa3	3,000,000	3,016,800

	Los Angeles County California Public Works Financing Authority, 5.591% due 8/1/2020 (Los Angeles County & USC Medical Center Projects)	AA/A1	3,000,000	3,371,460

	Louisiana Local Government Environmental Facilities and Community Development Authority, 1.66% due 2/1/2022 (Louisiana Utilities Restoration)	AAA/Aaa	7,227,640	7,269,271

[a]	Midwest Family Housing, 5.168% due 7/1/2016 (Insured: CIFG)	AA-/Baa1	297,000	302,530

	Municipal Improvement Corp. of Los Angeles, 6.165% due 11/1/2020 (Recovery Zone Economic Development)	A+/A2	11,885,000	12,977,588

	New York City Transitional Finance Authority, 4.075% due 11/1/2020 (World Trade Center Recovery)	AAA/Aa1	2,500,000	2,657,050

	Oakland California Redevelopment Agency, 8.00% due 9/1/2016 (Central District Redevelopment Project)	A-/NR	5,200,000	5,385,848

	Oklahoma Development Finance Authority, 8.00% due 5/1/2020 (Cleveland County Industrial Authority (CCIA) - Hitachi Norman, Oklahoma Project)	NR/NR	5,640,000	5,723,923

	Orleans Parish School Board GO, 4.40% due 2/1/2021 (Educational Facilities Improvements; Insured: AGM)	AA/A2	10,000,000	10,654,900

	Redevelopment Agency of the City of Redlands, 5.818% due 8/1/2022 (Redlands Redevelopment Project; Insured: AMBAC)	A-/NR	1,700,000	1,776,891

	Redevelopment Agency of the County of San Benardino, 7.135% due 9/1/2020 (San Sevaine Redevelopment Project)	BBB/NR	1,265,000	1,340,837

	Rutgers State University GO, 2.342% due 5/1/2019 (New Brunswick, Newark and Camden Campus Facilities )	A+/Aa3	3,485,000	3,482,665

	Rutgers State University GO, 3.028% due 5/1/2021 (New Brunswick, Newark and Camden Campus Facilities)	A+/Aa3	1,500,000	1,510,620

	Sandoval County, New Mexico, 1.452% due 6/1/2017	A+/NR	1,000,000	998,070

	Tampa-Hillsborough County Florida Expressway Authority, 2.22% due 7/1/2018 (Electronic Tolling Program)	A/A2	2,000,000	2,000,480

	Tampa-Hillsborough County Florida Expressway Authority, 2.49% due 7/1/2019 (Electronic Tolling Program)	A/A2	2,500,000	2,483,400

	Tampa-Hillsborough County Florida Expressway Authority, 2.84% due 7/1/2020 (Electronic Tolling Program)	A/A2	1,750,000	1,751,470

	Wallenpaupack Area School District GO, 3.80% due 9/1/2019 (Pike and Wayne Counties Educational Facilities) (State Aid Withholding)	AA/NR	3,000,000	3,021,000

	Wallenpaupack Area School District GO, 4.00% due 9/1/2020 (Pike and Wayne Counties Educational Facilities) (State Aid Withholding)	AA/NR	2,750,000	2,765,015

	Wisconsin Health & Educational Facilities Authority, 7.08% due 6/1/2016 (Richland Hospital)	NR/NR	80,000	79,955

	Yuba Levee Financing Authority, 6.375% due 9/1/2021 (Yuba County Levee Financing Project)	AA/NR	1,000,000	1,060,800

	TOTAL MUNICIPAL BONDS (Cost $139,177,607)			144,798,810

	OTHER SECURITIES — 0.31%
	LOAN PARTICIPATIONS — 0.31%

	Freeport-McMoRan Copper & Gold, Inc., 2.18%, due 5/31/2018	NR/NR	15,250,000	12,047,500

	TOTAL OTHER SECURITIES (Cost $15,207,191)			12,047,500

20

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	SHORT TERM INVESTMENTS — 7.31%

	Bank of New York Tri-Party Repurchase Agreement 0.32% dated 12/31/2015 due 1/4/2016, repurchase price $50,001,778 collateralized by 7 U.S. Government debt securities and 23 corporate debt securities, having an average coupon of 4.03%, a minimum credit rating of BBB-, maturity dates from 12/1/2018 to 12/1/2045, and having an aggregate market value of $53,253,452 at 12/31/2015	NR/NR	50,000,000	50,000,000

	Federal Home Loan Bank Discount Note, 0.18% due 1/29/2016	NR/NR	1,100,000	1,099,846

	Federal Home Loan Bank Discount Note, 0.25% due 1/28/2016	NR/NR	1,100,000	1,099,798

	Federal Home Loan Bank Discount Note, 0.23% due 1/27/2016	NR/NR	1,025,000	1,024,830

	Federal Home Loan Bank Discount Note, 0.24% due 1/25/2016	NR/NR	2,745,000	2,744,561

	Federal Home Loan Bank Discount Note, 0.22% due 1/20/2016	NR/NR	1,600,000	1,599,814

	Federal Home Loan Bank Discount Note, 0.23% due 1/11/2016	NR/NR	1,500,000	1,499,904

	Federal Home Loan Bank Discount Note, 0.08% due 1/7/2016	NR/NR	3,400,000	3,399,955

	Federal Home Loan Bank Discount Note, 0.24% due 1/6/2016	NR/NR	5,000,000	4,999,833

	Federal Home Loan Bank Discount Note, 0.18% due 1/4/2016	NR/NR	5,000,000	4,999,925

[b]	Intercontinental Exchange, Inc., 0.40% due 1/4/2016	NR/NR	3,000,000	2,999,900

[b]	Intercontinental Exchange, Inc., 0.60% due 1/6/2016	NR/NR	34,000,000	33,997,167

	Kentucky Utilities Co., 0.67% due 1/4/2016	NR/NR	15,000,000	14,999,162

	McCormick & Co., Inc., 0.41% due 1/4/2016	NR/NR	10,110,000	10,109,655

	Precision Castparts Corp., 0.32% due 1/6/2016	NR/NR	10,000,000	9,999,556

	The Home Depot, 0.10% due 1/4/2016	NR/NR	50,000,000	49,999,583

	United States Treasury Bill, 0.375% due 1/15/2016	NR/Aaa	10,000,000	10,000,965

	United States Treasury Bill, 0.13% due 1/21/2016	NR/NR	10,000,000	9,999,305

	United States Treasury Bill, 0.17% due 1/14/2016	NR/NR	10,000,000	9,999,404

	United States Treasury Bill, 0.16% due 1/7/2016	NR/NR	10,000,000	9,999,740

	United States Treasury Bill, 0.13% due 1/28/2016	NR/NR	10,000,000	9,999,010

	World Bank Group Discount Note, 0.15% due 1/11/2016	NR/NR	35,000,000	34,998,542

	World Bank Group Discount Note, 0.22% due 1/5/2016	NR/NR	5,000,000	4,999,878

	TOTAL SHORT TERM INVESTMENTS (Cost $284,570,333)			284,570,333

	TOTAL INVESTMENTS — 96.93% (Cost $3,804,602,488)			$3,773,492,736

	OTHER ASSETS LESS LIABILITIES — 3.07%			119,484,569

	NET ASSETS — 100.00%			$3,892,977,305

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2015, the aggregate value of these securities in the Fund’s portfolio was $1,572,622,926, representing 40.4% of the Fund’s net assets.

b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

d	Bond in default.

21

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

CIFG	Insured by CIFG Assurance North America Inc.

CMO	Collateralized Mortgage Obligation

COP	Certificates of Participation

FCB	Farm Credit Bank

FGIC	Insured by Financial Guaranty Insurance Co.

GO	General Obligation

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPV	Special Purpose Vehicle

Syncora	Insured by Syncora Guarantee Inc.

VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$3,804,602,488

Gross unrealized appreciation on a tax basis	$33,832,118
Gross unrealized depreciation on a tax basis	(64,941,870)

Net unrealized appreciation (depreciation) on investments (tax basis)	$(31,109,752)

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

22

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3(a)

Assets
Investments in Securities
U.S. Treasury Securities	$61,714,070	$61,714,070	$-	$-
U.S. Government Agencies	271,717,772	-	268,267,280	3,450,492
Other Government	91,108,048	-	91,108,048	-
Mortgage Backed	161,509,203	-	161,509,203	-
Asset Backed Securities	770,229,505	-	749,079,863	21,149,642
Corporate Bonds	1,957,019,558	-	1,957,019,558	-
Convertible Bonds	18,777,937	-	18,777,937	-
Municipal Bonds	144,798,810	-	144,798,810	-
Other Securities	12,047,500	-	12,047,500	-
Short Term Investments	284,570,333	-	284,570,333	-

Total Investments in Securities	$3,773,492,736	$61,714,070	$3,687,178,532	$24,600,134

23

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2015 (Unaudited)

(a) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, unadjusted broker quotes were applied to $21,149,642 in portfolio securities characterized as Level 3 investments at December 31, 2015. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments, where no unadjusted broker quotes were available at December 31, 2015:

	Fair Value at December 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
U.S. Government Agencies	$3,450,492	Market comparable securities yield method	Yields of comparable securities	N/A (3.2336%)

Total	$3,450,492

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2015.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2015 is as follows:

	Asset Backed Securities	U.S. Government Agencies	Total(a)
Beginning Balance 9/30/2015	$21,798,405	$5,300,096	$27,098,501
Accrued Discounts (Premiums)	4,604	(9,411)	(4,807)
Net Realized Gain (Loss)	14,347	207,817	222,164
Gross Purchases	–	–	–
Gross Sales	(690,592)	(1,970,532)	(2,661,124)
Net Change in Unrealized Appreciation (Depreciation)(b)	22,878	(77,478)	(54,600)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–

Ending Balance 12/31/2015	$21,149,642	$3,450,492	$24,600,134

(a) Level 3 investments represent 0.63% of total net assets at the period ended December 31, 2015. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments

(b) The net change in unrealized appreciation (depreciation) attributable to securities held at December 31, 2015, which were valued using significant unobservable inputs (Level 3), was $115,672.

24

SCHEDULE OF INVESTMENTS

Thornburg Strategic Income Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 0.71%
	ENERGY — 0.32%
	Oil, Gas & Consumable Fuels — 0.32%
[a]	Halcon Resources Corp.	20,110	$25,339
[b]	ROMGAZ SA-GDR	531,954	3,420,464
[a,c]	TPT Acquisition, Inc.	20,480	0

			3,445,803

	MATERIALS — 0.00%
	Metals & Mining — 0.00%
[a]	Jaguar Mining, Inc.	144,927	18,043

			18,043

	REAL ESTATE — 0.39%
	Real Estate Investment Trusts — 0.39%
	Annaly Capital Management, Inc.	212,700	1,995,126
	Capstead Mortgage Corp.	259,027	2,263,896

			4,259,022

	TOTAL COMMON STOCK (Cost $13,881,160)		7,722,868

	PREFERRED STOCK — 1.71%
	BANKS — 0.37%
	Banks — 0.37%
	First Niagara Financial Group Pfd, 8.625%	17,732	482,133
	GMAC Capital Trust I Pfd, 8.125%	140,000	3,550,400

			4,032,533

	ENERGY — 0.03%
	Oil, Gas & Consumable Fuels — 0.03%
	Halcon Resources Corp. Pfd, 5.75%	4,441	296,437

			296,437

	MISCELLANEOUS — 0.98%
	U.S. Government Agencies — 0.98%
[b]	Farm Credit Bank of Texas Pfd, 10.00%	1,000	1,234,688
[b]	AgriBank, FCB Pfd, 6.875%	40,000	4,231,252
[b]	Cobank, ACB Pfd, 6.25%	50,000	5,157,815

			10,623,755

	REAL ESTATE — 0.06%
	Real Estate Investment Trusts — 0.06%
	VEREIT, Inc. Pfd	25,857	636,082

			636,082

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	TELECOMMUNICATION SERVICES — 0.27%
	Wireless Telecommunication Services — 0.27%
[b,d]	Centaur Funding Corp. Pfd, 9.08%	2,380	2,864,925

			2,864,925

	TOTAL PREFERRED STOCK (Cost $21,158,619)		18,453,732

	ASSET BACKED SECURITIES — 11.10%
	AUTO RECEIVABLES — 0.84%
[b]	Drive Auto Receivables Trust, 2.59%, 12/16/2019	$9,125,000	9,083,933

			9,083,933

	COMMERCIAL MTG TRUST — 1.15%
[b]	Capital Automotive REIT, Series 2012-1A Class A, 4.70%, 7/15/2042	2,845,838	2,913,811
[b]	CFCRE Commercial Mortgage Trust, Series 2011-C1 Class C, 5.871%, 4/15/2044	6,200,000	6,584,207
	Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1, 2.682%, 3/25/2034	108,011	88,079
[b]	FREMF Mtg Trust, Series 2012-KF01 Class B Floating Rate Note, 3.022%, 10/25/2044	2,000,000	2,006,885
[b]	FREMF Mtg Trust, Series 2013-KF02 Class B Floating Rate Note, 3.422%, 12/25/2045	800,947	814,295

			12,407,277

	OTHER ASSET BACKED — 6.67%
[b]	321 Henderson Receivables, LLC, Series 2014-1A Class A, 3.96%, 3/15/2063	9,680,751	9,795,610
[b,c]	Aircraft Certificate Owner Trust, Series 2003-1A Class E, 7.001%, 9/20/2022	4,175,417	4,342,434
[b]	American Credit Acceptance, Series 2014-2 Class B, 2.26%, 3/10/2020	6,599,437	6,603,298
[b,c]	Concord Funding Co., LLC, Series 2012-2 Class B, 4.145%, 1/15/2017	4,000,000	4,008,000
[b]	Dominos Pizza Master Issuer, LLC, Series 2012-1A Class A2, 5.216%, 1/25/2042	6,143,063	6,343,103
[b,d]	ECAF Ltd., Series 2015-1A Class B1, 5.802%, 6/15/2040	7,750,000	7,680,371
[b]	Fairway Outdoor Funding, LLC, Series 2012-1 Class B, 8.835%, 10/15/2042	3,000,000	3,139,017
[b,d]	Global SC Finance SRL, Series 2014-1A Class A1, 3.19%, 7/17/2029	4,077,083	4,005,011
[b]	JPR Royalty, LLC, 14.00%, 9/1/2020	2,000,000	1,000,000
[b,c]	New Residential Advance Receivables, Series 2015-T3 Class DT3, 4.266%, 11/15/2046	1,900,000	1,899,999
[b,c]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.109%, 12/1/2037	810,000	757,350
[b]	Ocwen Master Advance Receivables Trust, Series 2015-T2 Class DT2, 4.258%, 11/15/2046	2,345,000	2,344,765
[b]	Progreso Receivables Funding, LLC, Series 2015-A Class A, 3.625%, 2/8/2020	10,025,000	10,004,782
[b]	SBA Tower Trust, Series 2015-1 Class C, 3.156%, 10/15/2045	3,750,000	3,689,137
[b]	SolarCity LMC, LLC, Series 2013-1 Class A, 4.80%, 11/20/2038	3,202,986	3,384,023
[b]	SolarCity LMC, LLC, Series 2014-1 Class A, 4.59%, 4/20/2044	3,249,481	3,196,840

			72,193,740

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	RESIDENTIAL MTG TRUST — 2.12%
	Banc of America Funding Corp., Series 2006-I Class SB1, 2.384%, 12/20/2036	610,055	219,845
	Bear Stearns ARM Mtg, Series 2003-6 Class 2B-1, 2.609%, 8/25/2033	221,015	220,822
[b]	Citigroup Mtg Loan Trust, Inc., Series 2014-A Class A, 4.00%, 1/25/2035	3,902,006	4,002,327
	Countrywide, Series 2005-11 Class AF3, 4.778%, 2/25/2036	469,495	471,449
[b]	CS First Boston Mtg Securities Co., Series 2005-CF1 Class M1, 1.122%, 3/25/2045	1,292,320	1,258,844
	FBR Securitization Trust, Series 2005-2 Class M1, 1.142%, 9/25/2035	2,283,308	2,274,636
	JPMorgan Mtg Acquisition Corp., Series 2006-CH1 Class A4, 0.562%, 7/25/2036	470,223	466,595
	Merrill Lynch Mtg Investors Trust, Series 2004-A4 Class M1, 2.562%, 8/25/2034	280,558	262,664
	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 0.742%, 11/25/2035	799,113	796,757
	New Century Home Equity Loan Trust, Series 2005-2 Class M1, 0.852%, 6/25/2035	1,076,396	1,075,709
	Park Place Securities, Inc., Series 2004-MHQ1 Class M2, 1.547%, 12/25/2034	1,581,877	1,583,013
[b,c]	SHAP, Series 2013-RM1 Class A, 4.00%, 5/26/2053	2,642,896	2,637,610
	Structured Asset Securities Corp., Series 2004-20 Class 7A1, 5.25%, 11/25/2034	634,550	641,488
[b]	TAL Advantage, LLC, Series 2014-1A Class A, 3.51%, 2/22/2039	7,145,833	7,001,518
	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.667%, 2/25/2035	198,857	77,377

			22,990,654

	STUDENT LOAN — 0.32%
	Access Group, Inc., Series 2005-A Class A3, 0.72%, 7/25/2034	3,663,766	3,505,523

			3,505,523

	TOTAL ASSET BACKED SECURITIES (Cost $120,313,645)		120,181,127

	CORPORATE BONDS — 62.43%
	AUTOMOBILES & COMPONENTS — 0.19%
	Auto Components — 0.19%
[b,d]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	2,000,000	2,040,000

			2,040,000

	BANKS — 1.77%
	Banks — 1.77%
[b]	Banco Santander Brasil S.A. (BRL), 8.00%, 3/18/2016	5,300,000	1,314,668
[b,d]	Banco Santander Chile Floating Rate Note, 2.327%, 6/7/2018	4,000,000	4,000,000
	Bank of America Corp., 4.20%, 8/26/2024	3,200,000	3,174,970
[a,b,d,e]	Islandsbanki, 4.41%, 10/15/2008	60,000	18,600
[d]	Royal Bank of Scotland Group plc, 9.50%, 3/16/2022	2,000,000	2,161,464
[d]	Royal Bank of Scotland Group plc, 6.125%, 12/15/2022	2,000,000	2,177,396
[b,d]	Sberbank of Russia, 5.50%, 2/26/2024	7,200,000	6,323,400

			19,170,498

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	CAPITAL GOODS — 5.92%
	Aerospace & Defense — 0.23%
[b]	CBC Ammo, LLC, 7.25%, 11/15/2021	2,970,000	2,451,735
	Construction & Engineering — 2.06%
[b,d]	Abengoa Finance, S.A.U., 7.75%, 2/1/2020	2,696,000	374,070
[b,d]	Abengoa Greenfield, S.A., 6.50%, 10/1/2019	6,400,000	704,000
[b,d]	Ausdrill Finance Property Ltd., 6.875%, 11/1/2019	5,385,000	3,823,350
	URS Corp., 3.85%, 4/1/2017	11,190,000	11,190,000
[b]	Zachry Holdings, Inc., 7.50%, 2/1/2020	6,310,000	6,183,800
	Electrical Equipment — 0.41%
[b]	EnerSys, 5.00%, 4/30/2023	795,000	791,025
[b,d]	Sensata Technologies UK Financing Co., plc, 6.25%, 2/15/2026	3,550,000	3,692,000
	Industrial Conglomerates — 0.39%
	Otter Tail Corp., 9.00%, 12/15/2016	4,000,000	4,260,036
	Machinery — 0.36%
[b,d]	Automation Tooling Systems, 6.50%, 6/15/2023	3,125,000	3,164,063
[b]	Waterjet Holdings, Inc., 7.625%, 2/1/2020	750,000	744,375
	Trading Companies & Distributors — 2.47%
[b]	Aviation Capital Group Corp., 6.75%, 4/6/2021	11,500,000	12,880,000
[b]	Aviation Capital Group Corp., 7.125%, 10/15/2020	1,881,000	2,153,745
[b]	International Lease Finance Corp., 7.125%, 9/1/2018	8,000,000	8,770,000
[b]	Wajax Corp. (CAD), 6.125%, 10/23/2020	4,210,000	2,882,832

			64,065,031

	COMMERCIAL & PROFESSIONAL SERVICES — 3.20%
	Commercial Services & Supplies — 1.78%
	ADT Corp., 5.25%, 3/15/2020	3,395,000	3,564,750
[b]	GFL Environmental Corp. (CAD), 7.50%, 6/18/2018	5,460,000	3,867,023
	RR Donnelley & Sons Co., 7.875%, 3/15/2021	6,968,000	7,204,912
	RR Donnelley & Sons Co., 8.875%, 4/15/2021	4,500,000	4,674,375
	Professional Services — 1.42%
	Dun & Bradstreet, Inc., 4.00%, 6/15/2020	4,185,000	4,243,310
[b]	Nielsen Finance, LLC, 5.00%, 4/15/2022	7,420,000	7,327,250
	Verisk Analytics, Inc., 4.00%, 6/15/2025	3,920,000	3,807,504

			34,689,124

	COMMERCIAL SERVICES & SUPPLIES — 0.38%
	Diversified Support Services — 0.38%
	Lavare Holding AB (SEK), 4.704%, 4/4/2019	35,000,000	4,161,755

			4,161,755

	CONSUMER DURABLES & APPAREL — 0.19%
	Leisure Products — 0.19%
[b]	Vista Outdoor, Inc., 5.875%, 10/1/2023	1,985,000	2,034,625

			2,034,625

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	CONSUMER SERVICES — 2.63%
	Diversified Consumer Services — 0.38%
[b]	Nord Anglia Education Finance, LLC (CHF), 5.75%, 7/15/2022	3,985,000	4,138,098
	Hotels, Restaurants & Leisure — 2.25%
[b]	Aramark Services, Inc., 5.125%, 1/15/2024	2,410,000	2,455,188
	Aramark Services, Inc., 5.75%, 3/15/2020	8,720,000	9,019,750
[b,d]	Arcos Dorados Holdings, Inc., 6.625%, 9/27/2023	7,470,000	6,909,750
[b]	Arcos Dorados Holdings, Inc. (BRL), 10.25%, 7/13/2016	8,000,000	1,855,292
[b]	Nathan’s Famous, Inc., 10.00%, 3/15/2020	4,000,000	4,150,000

			28,528,078

	DIVERSIFIED FINANCIALS — 7.13%
	Capital Markets — 3.29%
	Ares Capital Corp., 4.875%, 11/30/2018	7,000,000	7,288,246
[b]	Ares Finance Co., LLC, 4.00%, 10/8/2024	4,025,000	3,733,437
[b,d]	BTG Investments LP, 4.50%, 4/17/2018	4,750,000	3,325,000
[b,d]	Credit Suisse Group Fund, Ltd., 3.80%, 9/15/2022	2,450,000	2,448,067
	FS Investment Corp., 4.00%, 7/15/2019	6,286,000	6,228,257
	Goldman Sachs Group, Inc. Floating Rate Note, 1.336%, 10/23/2019	11,760,000	11,792,504
	Oppenheimer Holdings, Inc., 8.75%, 4/15/2018	775,000	794,375
	Consumer Finance — 1.31%
	Ally Financial, Inc., 4.75%, 9/10/2018	4,000,000	4,095,000
[a,b,e]	Cash Store Financial (CAD), 0%, 1/31/2017	1,700,000	234,968
	First Cash Financial Services, Inc., 6.75%, 4/1/2021	10,000,000	9,800,000
	Diversified Financial Services — 2.53%
[b]	Athene Global Funding, 2.875%, 10/23/2018	4,725,000	4,648,748
[b,d]	CFG Holdings Ltd./CFG Finance, LLC, 11.50%, 11/15/2019	7,000,000	6,685,000
[b]	Citicorp, 8.04%, 12/15/2019	250,000	294,319
	General Electric Capital Corp. (SEK), 2.625%, 1/16/2018	24,000,000	2,962,450
	McGraw Hill Financial, Inc., 3.30%, 8/14/2020	1,975,000	1,991,877
	McGraw Hill Financial, Inc., 4.00%, 6/15/2025	1,590,000	1,593,865
[b]	MSCI, Inc., 5.25%, 11/15/2024	1,625,000	1,649,375
[b]	MSCI, Inc., 5.75%, 8/15/2025	2,640,000	2,706,000
[b]	TMX Finance, LLC/Titlemax Finance, 8.50%, 9/15/2018	6,550,000	4,879,750

			77,151,238

	ENERGY — 8.77%
	Energy Equipment & Services — 1.07%
[b,d]	Anton Oilfield Services Group, 7.50%, 11/6/2018	7,000,000	2,520,000
	Compressco Partners LP, 7.25%, 8/15/2022	4,800,000	3,552,000
	Oceaneering International, Inc., 4.65%, 11/15/2024	4,075,000	3,419,541
[b,d,e]	Schahin II Finance Co. (SPV) Ltd., 5.875%, 9/25/2023	10,684,600	2,030,074
	Oil, Gas & Consumable Fuels — 7.70%
	Atlas Energy Holdings Operating Co., LLC, 7.75%, 1/15/2021	3,000,000	598,125
[b]	Citgo Petroleum Corp., 6.25%, 8/15/2022	1,450,000	1,392,000
[b,d]	Delek & Avner Tamar Bond Ltd., 3.839%, 12/30/2018	2,250,000	2,273,130
[b,d]	Delek & Avner Tamar Bond Ltd., 2.803%, 12/30/2016	6,145,000	6,127,548

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	Energy Transfer Partners LP, 3.346%, 11/1/2066	1,200,000	756,000
	Enterprise Products Operating LP, 7.034%, 1/15/2068	1,400,000	1,421,000
[b]	Florida Gas Transmission Co., LLC, 3.875%, 7/15/2022	4,765,000	4,604,310
[b]	Florida Gas Transmission Co., LLC, 4.35%, 7/15/2025	2,224,000	2,039,179
	Gastar Exploration USA, Inc., 8.625%, 5/15/2018	1,911,000	1,003,275
	Global Partners LP/GLP Finance Corp., 6.25%, 7/15/2022	5,975,000	4,780,000
	Gulf South Pipeline Co. LP, 4.00%, 6/15/2022	4,860,000	4,340,330
[b]	Gulfstream Natural Gas System, LLC, 4.60%, 9/15/2025	5,515,000	5,234,772
[b]	Kinder Morgan (Delaware), Inc., 5.00%, 2/15/2021	7,791,000	7,405,275
[b]	Linc Energy, 12.50%, 10/31/2017	6,617,950	132,359
[b]	Linc Energy, 9.625%, 10/31/2017	1,324,000	873,840
	NGL Energy Partners LP, 6.875%, 10/15/2021	6,000,000	4,500,000
	Northern Tier Energy, LLC, 7.125%, 11/15/2020	6,450,000	6,514,500
[b,d]	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/2023	4,016,700	923,841
[d]	Petrobras Global Finance B.V., 3.00%, 1/15/2019	1,000,000	760,000
[d]	Petrobras Global Finance B.V. Floating Rate Note, 2.886%, 3/17/2017	3,650,000	3,344,313
	Plains All American Pipeline LP, 8.75%, 5/1/2019	1,000,000	1,097,040
[b,d]	QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 7/30/2019	1,003,590	682,441
[e]	RAAM Global Energy Co., 12.50%, 10/1/2049	2,000,000	30,000
[b]	Rockies Express Pipeline, LLC, 6.85%, 7/15/2018	2,000,000	1,960,000
	Summit Midstream Holdings, LLC, 5.50%, 8/15/2022	8,360,000	6,186,400
	Tennessee Gas Pipeline Co., 8.00%, 2/1/2016	1,000,000	1,003,654
	Tesoro Logistics LP, 6.125%, 10/15/2021	2,000,000	1,900,000
[b,d]	Tullow Oil plc, 6.25%, 4/15/2022	10,400,000	6,968,000
	Williams Partners LP, 4.50%, 11/15/2023	5,600,000	4,532,634

			94,905,581

	FOOD & STAPLES RETAILING — 1.88%
	Food & Staples Retailing — 1.88%
[b]	Bakkavor Finance (2) plc (GBP), 8.75%, 6/15/2020	6,275,000	10,009,155
[b]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	6,485,000	5,836,500
[b]	Whole Foods Market, Inc., 5.20%, 12/3/2025	4,480,000	4,473,369

			20,319,024

	FOOD, BEVERAGE & TOBACCO — 1.95%
	Beverages — 0.51%
	Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017	2,000,000	457,504
[b,d]	Central America Bottling Corp., 6.75%, 2/9/2022	5,000,000	5,062,500
	Food Products — 1.44%
[b,d]	Barry Callebaut Services NV, 5.50%, 6/15/2023	4,000,000	4,196,000
[b,d]	BRF S.A., 4.75%, 5/22/2024	4,650,000	4,266,375
[b,d]	Comfeed Finance B.V., 6.00%, 5/2/2018	2,000,000	1,580,000
[b]	Dean Foods Co., 6.50%, 3/15/2023	5,330,000	5,543,200

			21,105,579

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	HEALTH CARE EQUIPMENT & SERVICES — 1.88%
	Health Care Equipment & Supplies — 0.16%
	Teleflex, Inc., 5.25%, 6/15/2024	1,715,000	1,706,425
	Health Care Providers & Services — 1.72%
[b]	Covenant Surgical Partners, Inc., 8.75%, 8/1/2019	6,125,000	5,971,875
	DaVita Healthcare Partners, Inc., 5.00%, 5/1/2025	4,450,000	4,294,250
	HCA, Inc., 4.75%, 5/1/2023	1,735,000	1,717,650
	HCA, Inc., 5.875%, 2/15/2026	5,210,000	5,229,537
	LifePoint Health, Inc., 5.875%, 12/1/2023	1,375,000	1,395,625

			20,315,362

	HOUSEHOLD & PERSONAL PRODUCTS — 0.80%
	Household Products — 0.80%
[b]	Energizer Holdings, Inc., 5.50%, 6/15/2025	2,850,000	2,679,000
	Energizer Holdings, Inc., 4.70%, 5/24/2022	5,990,000	5,946,243

			8,625,243

	INSURANCE — 2.19%
	Insurance — 2.19%
[b,d]	DaVinciRe Holdings Ltd., 4.75%, 5/1/2025	4,790,000	4,759,598
	ELM B.V. (AUD), 7.635%, 12/29/2049	1,000,000	753,051
	ELM B.V. (AUD), 3.538%, 4/29/2049	1,000,000	711,960
[b]	Forethought Financial Group, Inc., 8.625%, 4/15/2021	1,160,000	1,313,420
	Genworth Holdings, Inc., 4.90%, 8/15/2023	6,000,000	3,990,000
	Kemper Corp., 4.35%, 2/15/2025	3,950,000	3,923,819
[b,d]	Lancashire Holdings Ltd., 5.70%, 10/1/2022	4,900,000	5,245,102
[b]	National Life Insurance of Vermont, 10.50%, 9/15/2039	1,000,000	1,500,333
[b]	ZFS Finance USA Trust II, 6.45%, 12/15/2065	1,460,000	1,475,330

			23,672,613

	MATERIALS — 4.54%
	Chemicals — 1.69%
[b,d]	Consolidated Energy Finance S.A., 6.75%, 10/15/2019	3,030,000	2,896,529
[b,d]	Kissner Milling Co., Ltd., 7.25%, 6/1/2019	5,595,000	5,245,312
[b,d]	Office Cherifien des Phosphates, 5.625%, 4/25/2024	10,000,000	10,147,500
	Construction Materials — 0.49%
[b,d]	Cimpor Financial Operations B.V., 5.75%, 7/17/2024	6,500,000	4,322,500
	Wesco Distribution, Inc., 5.375%, 12/15/2021	1,000,000	960,000
	Containers & Packaging — 0.27%
[b]	Sealed Air Corp., 4.875%, 12/1/2022	2,985,000	2,992,463
	Metals & Mining — 1.48%
	Coeur d’Alene Mines Corp., 7.875%, 2/1/2021	1,793,000	1,071,317
[b]	Glencore Funding, LLC Floating Rate Note, 1.681%, 1/15/2019	11,000,000	9,100,861
[b,d]	Newcrest Finance Property Ltd., 4.20%, 10/1/2022	7,000,000	5,865,937
	Paper & Forest Products — 0.61%
[b]	Neenah Paper, Inc., 5.25%, 5/15/2021	6,725,000	6,573,687

			49,176,106

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	MEDIA — 2.18%
	Media — 2.18%
[b]	Cable One, Inc., 5.75%, 6/15/2022	8,831,000	8,786,845
[b,d]	Numericable Group S.A., 4.875%, 5/15/2019	3,800,000	3,766,750
[b,d]	Numericable Group S.A., 6.00%, 5/15/2022	5,475,000	5,310,750
	The Washington Post Co., 7.25%, 2/1/2019	2,100,000	2,250,480
[b,d]	Virgin Media, Inc., 5.375%, 4/15/2021	3,424,500	3,535,796

			23,650,621

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.52%
	Pharmaceuticals — 0.52%
[b,c]	Atlas U.S. Royalty, LLC, 12.25%, 3/15/2027	5,450,000	256,150
[b,d]	Concordia Healthcare Corp., 9.50%, 10/21/2022	1,560,000	1,536,600
[b,d]	Concordia Healthcare Corp., 7.00%, 4/15/2023	4,395,000	3,812,663

			5,605,413

	REAL ESTATE — 0.77%
	Real Estate Investment Trusts — 0.77%
	EPR Properties, 5.25%, 7/15/2023	5,000,000	5,091,840
	Retail Opportunity Investments Corp., 5.00%, 12/15/2023	1,500,000	1,531,530
	Select Income REIT, 2.85%, 2/1/2018	1,720,000	1,717,633

			8,341,003

	RETAILING — 2.61%
	Distributors — 0.97%
	LKQ Corp., Inc., 4.75%, 5/15/2023	11,254,000	10,550,625
	Internet & Catalog Retail — 0.70%
	QVC, Inc., 4.45%, 2/15/2025	8,147,000	7,555,797
	Multiline Retail — 0.44%
[b,d]	Grupo Famsa S.A.B. de C.V., 7.25%, 6/1/2020	5,550,000	4,773,000
	Specialty Retail — 0.50%
	Outerwall, Inc., 5.875%, 6/15/2021	6,615,000	5,424,300

			28,303,722

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.22%
	Semiconductors & Semiconductor Equipment — 0.22%
[b,d]	Sensata Technologies B.V., 5.00%, 10/1/2025	2,400,000	2,346,000

			2,346,000

	SOFTWARE & SERVICES — 1.60%
	Information Technology Services — 0.65%
	Neustar, Inc., 4.50%, 1/15/2023	8,770,000	7,024,770
	Internet Software & Services — 0.51%
	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.75%, 4/15/2023	5,417,000	5,579,510
	Software — 0.44%
[b]	Audatex North America, Inc., 6.00%, 6/15/2021	815,000	821,113
	Autodesk, Inc., 3.125%, 6/15/2020	2,350,000	2,334,821
	Autodesk, Inc., 4.375%, 6/15/2025	1,600,000	1,571,544

			17,331,758

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	TECHNOLOGY HARDWARE & EQUIPMENT — 2.30%
	Computers & Peripherals — 0.29%
	Lexmark International, Inc., 5.125%, 3/15/2020	3,000,000	3,120,306
	Electronic Equipment, Instruments & Components — 1.65%
	Anixter, Inc., 5.125%, 10/1/2021	9,395,000	9,395,000
	Ingram Micro, Inc., 4.95%, 12/15/2024	1,951,000	1,943,809
	Trimble Navigation, Ltd., 4.75%, 12/1/2024	6,525,000	6,483,377
	Technology, Hardware, Storage & Peripherals — 0.36%
[b]	Hewlett-Packard Enterprise Co., 3.60%, 10/15/2020	3,930,000	3,939,019

			24,881,511

	TELECOMMUNICATION SERVICES — 3.94%
	Diversified Telecommunication Services — 1.34%
	AT&T, Inc., 3.00%, 6/30/2022	2,395,000	2,337,565
[d]	Telefonica Emisiones SAU, 6.421%, 6/20/2016	1,000,000	1,022,981
[d]	Telefonica Emisiones SAU, 3.992%, 2/16/2016	1,000,000	1,002,751
[b,d]	Videotron Ltd. Co., 5.375%, 6/15/2024	10,050,000	10,100,250
	Wireless Telecommunication Services — 2.60%
	America Movil Sab de CV (MXN), 6.45%, 12/5/2022	120,000,000	6,600,714
[b,d]	Digicel Ltd., 6.00%, 4/15/2021	8,450,000	7,119,125
[b,d]	Millicom International Cellular S.A., 6.00%, 3/15/2025	5,578,000	4,741,300
[b,d]	MTN International (Mauritius) Ltd., 4.755%, 11/11/2024	4,125,000	3,588,750
[b]	WCP Issuer, LLC, 7.143%, 8/15/2043	6,000,000	6,090,000

			42,603,436

	TRANSPORTATION — 2.89%
	Airlines — 2.53%
	American Airlines Group, Inc., 4.95%, 7/15/2024	2,603,489	2,746,681
[b]	American Airlines Group, Inc., 5.60%, 1/15/2022	13,237,911	13,502,669
	Continental Airlines, 9.798%, 10/1/2022	5,612,252	6,145,416
	US Airways, 7.076%, 9/20/2022	1,476,654	1,591,094
	US Airways, 6.25%, 10/22/2024	1,418,970	1,589,246
	US Airways, 5.90%, 4/1/2026	1,660,974	1,835,376
	Marine — 0.36%
[b,d]	Stena International SA, 5.75%, 3/1/2024	4,650,000	3,906,000

			31,316,482

	UTILITIES — 1.98%
	Electric Utilities — 1.05%
[b]	Duquesne Light Holdings, Inc., 6.40%, 9/15/2020	2,000,000	2,263,914
[b]	Jersey Central Power & Light Co., 4.30%, 1/15/2026	3,965,000	3,989,258
	Puget Energy, Inc., 6.50%, 12/15/2020	2,000,000	2,291,314
	Puget Energy, Inc., 5.625%, 7/15/2022	2,500,000	2,773,450
	Gas Utilities — 0.31%
[b]	Source Gas, LLC., 5.90%, 4/1/2017	1,250,000	1,299,307
[b]	Southern Star Central Gas Pipeline, Inc., 6.00%, 6/1/2016	2,000,000	2,019,628

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	Independent Power & Renewable Electricity Producers — 0.40%
	Ipalco Enterprises, Inc., 5.00%, 5/1/2018	2,500,000	2,618,750
[b]	Midland Cogeneration Venture, 6.00%, 3/15/2025	1,700,144	1,763,223
	Multi-Utilities — 0.22%
	CMS Energy Corp., 8.75%, 6/15/2019	2,000,000	2,391,072

			21,409,916

	TOTAL CORPORATE BONDS (Cost $756,849,958)		675,749,719

	CONVERTIBLE BONDS — 2.84%
	DIVERSIFIED FINANCIALS — 0.69%
	Capital Markets — 0.38%
	Apollo Investment Corp., 5.75%, 1/15/2016	4,100,000	4,089,750
	Consumer Finance — 0.31%
	EZCORP, Inc., 2.625%, 6/15/2019	4,867,000	3,349,104

			7,438,854

	FOOD, BEVERAGE & TOBACCO — 0.68%
	Tobacco — 0.68%
	Vector Group Ltd., 1.75%, 4/15/2020	6,460,000	7,384,588

			7,384,588

	MEDIA — 0.70%
	Media — 0.70%
	Comcast Holdings Corp., 2.00%, 10/15/2029	15,500,000	7,556,250

			7,556,250

	REAL ESTATE — 0.77%
	Real Estate Investment Trusts — 0.77%
	American Realty Capital Properties, Inc., 3.00%, 8/1/2018	3,890,000	3,607,975
[b]	IAS Operating Partnership LP, 5.00%, 3/15/2018	5,040,000	4,743,900

			8,351,875

	TOTAL CONVERTIBLE BONDS (Cost $31,703,016)		30,731,567

	WARRANTS — 0.00%
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.00%
	Pharmaceuticals — 0.00%
[a,b]	Alexza Pharmaceuticals, Inc.	41,863	29,304

			29,304

	TOTAL WARRANTS (Cost $213,640)		29,304

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	MUNICIPAL BONDS — 0.53%

	California Health Facilities Financing Authority (Developmental Disabilities), 7.875%, 2/1/2026	1,940,000	2,271,914
[b]	Midwest Family Housing, 5.168%, 7/1/2016	193,000	196,593
	Oklahoma Development Finance Authority, 8.00%, 5/1/2020	995,000	1,009,806
	San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	2,000,000	2,228,400
	Wisconsin Health & Educational Facilities Authority (Richland Hospital), 7.08%, 6/1/2016	25,000	24,986

	TOTAL MUNICIPAL BONDS (Cost $5,094,003)		5,731,699

	U.S. GOVERNMENT AGENCIES — 1.11%
[b]	CoBank ACB Floating Rate Note (Farm Credit Banks), 1.112%, 6/15/2022	12,700,000	12,019,394

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $12,167,312)		12,019,394

	OTHER GOVERNMENT — 3.26%
	Australian Government (AUD), 2.75%, 4/21/2024	8,200,000	5,970,201
	Federative Republic of Brazil (BRL), 12.50%, 1/5/2016	3,475,000	878,313
	Mexican Bonos de Desarrollo (MXN), 5.00%, 6/15/2017	130,000,000	7,651,063
	Mexico Bonos de Desarrollo (MXN), 4.75%, 6/14/2018	275,000,000	16,032,654
[b,d]	Seven and Seven Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of Korea), 1.539%, 9/11/2019	4,800,000	4,788,970

	TOTAL OTHER GOVERNMENT (Cost $42,796,098)		35,321,201

	MORTGAGE BACKED — 0.04%
	Federal National Mtg Assoc., CMO Series 1994-37 Class L, 6.50%, 3/25/2024	3,335	3,677
[b,c]	Reilly FHA 1997-A Mtg, 6.896%, 7/1/2020	454,105	454,105

	TOTAL MORTGAGE BACKED (Cost $466,963)		457,782

	LOAN PARTICIPATIONS — 8.62%
	COMMERCIAL & PROFESSIONAL SERVICES — 0.74%
	Professional Services — 0.74%
	Affinion Group, Inc., 6.75%, 4/30/2018	3,949,749	3,615,442
	Extreme Reach, Inc., 6.75%, 2/7/2020	4,543,185	4,446,642

			8,062,084

	CONSUMER DURABLES & APPAREL — 0.20%
	Leisure Products — 0.00%
	Topps Co, Inc., 7.25%, 10/2/2018	5,000	1,074
	Textiles, Apparel & Luxury Goods — 0.20%
	5.11, Inc., 6.00%, 2/28/2020	2,146,339	2,132,925

			2,133,999

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	CONSUMER SERVICES — 0.79%
	Diversified Consumer Services — 0.52%
	Laureate Education, Inc., 5.00%, 6/15/2018	6,896,907	5,689,948
	Hotels, Restaurants & Leisure — 0.27%
[c]	Private Restaurants Properties, Inc., 9.00%, 4/10/2017	2,877,665	2,906,442

			8,596,390

	DIVERSIFIED FINANCIALS — 0.77%
	Diversified Financial Services — 0.77%
	NCP Finance LP, 11.00%, 10/1/2018	4,211,746	3,916,924
[d]	Stena International S.A., 4.00%, 3/3/2021	5,276,025	4,405,481

			8,322,405

	ENERGY — 0.60%
	Oil, Gas & Consumable Fuels — 0.60%
	CITGO Holding, Inc., 9.50%, 5/12/2018	4,087,159	4,049,679
	Murray Energy Corp., 7.00%, 4/16/2017	3,172,210	2,426,741

			6,476,420

	FOOD, BEVERAGE & TOBACCO — 0.61%
	Tobacco — 0.61%
	North Atlantic Trading Co., Inc., 7.75%-9.00%, 1/13/2020	6,710,846	6,626,960

			6,626,960

	INDUSTRIALS — 0.91%
	Construction & Engineering — 0.91%
	ABG Intermediate Holdings (2), LLC, 9.50%, 5/27/2022	10,100,000	9,834,875

			9,834,875

	MATERIALS — 0.94%
	Chemicals — 0.50%
	OCI Beaumont, LLC, 6.50%, 8/20/2019	5,347,965	5,374,705
	Metals & Mining — 0.44%
	Coeur Mining, Inc., 9.00%, 6/9/2020	4,987,500	4,788,000

			10,162,705

	MEDIA — 1.62%
	Media — 1.62%
	New Media Holdings II, LLC, 7.25%, 6/4/2020	5,314,544	5,241,468
	Cumulus Media Holdings, Inc., 6.25%, 12/23/2020	4,000,000	3,013,320
[d]	Mood Media Corp., 7.00%, 5/1/2019	9,760,470	9,260,246

			17,515,034

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	REAL ESTATE — 0.34%
	Real Estate Management & Development — 0.34%
	DTZ U.S. Borrower, LLC, 9.25%, 11/4/2022	3,740,000	3,677,654

			3,677,654

	RETAILING — 0.35%
	Specialty Retail — 0.35%
	NBTY, Inc., 3.50%, 10/1/2017	3,844,851	3,777,567

			3,777,567

	SOFTWARE & SERVICES — 0.64%
	Information Technology Services — 0.64%
[c]	Valores Corporativos Softtek, S.A. de C.V., 7.1675%, 8/27/2019	7,333,333	6,921,933

			6,921,933

	TRANSPORTATION — 0.11%
	Airlines — 0.11%
[b,c,d]	ET Two, LLC, 10.00%, 9/30/2019	360,075	357,195
[b,c,d]	ET Three, LLC, 10.00%, 9/30/2019	360,075	357,195
[b,c,d]	OS Two, LLC, 10.00%, 12/15/2020	494,100	494,100

			1,208,490

	TOTAL LOAN PARTICIPATIONS (Cost $97,336,655)		93,316,516

	SHORT TERM INVESTMENTS — 6.96%
[f]	Thornburg Capital Management Fund	7,533,924	75,339,241

	TOTAL SHORT TERM INVESTMENTS (Cost $75,339,241)		75,339,241

	TOTAL INVESTMENTS — 99.31% (Cost $1,177,320,310)		$1,075,054,150

	OTHER ASSETS LESS LIABILITIES — 0.69%		7,416,636

	NET ASSETS — 100.00%		$1,082,470,786

Footnote Legend

a	Non-income producing.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2015, the aggregate value of these securities in the Fund’s portfolio was $529,992,048, representing 48.96% of the Fund’s net assets.

c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

d	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

e	Bond in default.

f	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities or the Fund holds a series of the Thornburg Investment Trust invested for cash management purposes during the period, are shown below:

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2015 (Unaudited)

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal December 31, 2015	Market Value December 31, 2015	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	10,170,287	7,147,219	9,783,582	7,533,924	$75,339,241	$74,386	$—

Total non-controlled affiliated issuers - 6.96% of net assets					$75,339,241	$74,386	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ARM	Adjustable Rate Mortgage

AUD	Denominated in Australian Dollars

BRL	Denominated in Brazilian Real

CAD	Denominated in Canadian Dollars

CHL	Denominated in Chilean Peso

CMO	Collateralized Mortgage Obligation

FCB	Farm Credit Bank

FHA	Insured by Federal Housing Administration

GBP	Denominated in Great Britain Pounds

Mtg	Mortgage

MTN	Medium-Term Note

MXN	Denominated in Mexican Pesos

Pfd	Preferred Stock

REIT	Real Estate Investment Trust

SEK	Denominated in Swedish Kronor

SPV	Special Purpose Vehicle

	Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2015
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Buy	2,128,500	05/17/2016	2,321,775	$—	$(7,806)
Euro	Sell	2,128,500	05/17/2016	2,321,775	—	(20,590)
Swiss Franc	Sell	3,985,000	06/22/2016	4,010,357	383,878	—

Total					$383,878	$(28,396)

Net unrealized appreciation (depreciation)					$355,482

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2015, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2015 (Unaudited)

The Fund entered into forward currency contracts during the period ended December 31, 2015 in the normal course of pursuing its investment objectives, with the objective of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended December 31, 2015 was $10,030,100. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The outstanding forward currency contracts in the foregoing table were entered into with State Street Bank and Trust Company (“SSB”) pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event the agreement, the Fund does not net its outstanding forward currency contracts for the purpose of disclosure in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation (depreciation) on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2015 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2015 is $355,482, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,177,320,310

Gross unrealized appreciation on a tax basis	$13,426,343
Gross unrealized depreciation on a tax basis	(115,692,503)

Net unrealized appreciation (depreciation) on investments (tax basis)	$(102,266,160)

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2015 (Unaudited)

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2015 (Unaudited)

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3(b)

Assets
Investments in Securities*
Common Stock(a)	$7,722,868	$4,302,404	$3,420,464	$-
Preferred Stock(a)	18,453,732	4,965,052	13,488,680	-
Asset Backed Securities	120,181,127	-	106,535,734	13,645,393
Corporate Bonds	675,749,719	-	675,493,569	256,150
Convertible Bonds	30,731,567	-	30,731,567	-
Warrants	29,304	-	29,304	-
Municipal Bonds	5,731,699	-	5,731,699	-
U.S. Government Agencies	12,019,394	-	12,019,394	-
Other Government	35,321,201	-	35,321,201	-
Mortgage Backed	457,782	-	3,677	454,105
Loan Participations	93,316,516	-	77,491,651	15,824,865
Short Term Investments	75,339,241	75,339,241	-	-

Total Investments in Securities	$1,075,054,150	$84,606,697	$960,266,940	$30,180,513

Other Financial Instruments**
Forward Currency Contracts	$383,878	$-	$383,878	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(28,396)	$-	$(28,396)	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

(a) At December 31, 2015, industry classifications for Common Stock in Level 3 consist of $0 in Energy; classifications for Preferred Stock in Level 2 consist of $482,133 in Banks, $296,437 in Energy, $10,623,755 in Miscellaneous, and $2,864,925 in Telecommunication Services.

(b) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, unadjusted broker quotes were applied to $8,133,388 in portfolio securities characterized as Level 3 investments at December 31, 2015. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments, where no unadjusted broker quotes were available at December 31, 2015:

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2015 (Unaudited)

	Fair Value at December 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$0	Terms of plan reorganization	Discount to zero for lack of marketability and company sustainability in question	(N/A) (N/A)

	0

Corporate Bond	256,150	Discounted cash flows	Third party vendor projection of discounted cash flows	20.0% (20.0%)

	256,150

Loan Participations	4,114,932	Discounted cash flows	Third party vendor projection of discounted cash flows	8.70% - 11.00% (8.45%)
	4,788,000	Adjusted pricing vendor price	Recent call on 25% of position at par; recent broker quote	(N/A) (N/A)

	8,902,932

Asset-Backed Securities	10,988,044	Discounted cash flows	Third party vendor projection of discounted cash flows	3.20% - 4.30% (3.75%)
	1,899,999	Committee valuation	Acquisition cost	(N/A) (N/A)

	12,888,043

Total	$22,047,125

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2015, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2015 is as follows:

	Asset Backed Securities	Common Stock(b)	Corporate Bonds	Mortgage Backed	Other Securities	Total(c)
Beginning Balance 9/30/2015	$12,202,675	$–	$1,242,600	$489,490	$17,037,739	$30,972,504
Accrued Discounts (Premiums)	3,285		941	(458)	6,922	10,690
Net Realized Gain (Loss)	9,243		–	(769)	1,889	10,363
Gross Purchases	1,899,999		–	–	494,100	2,394,099
Gross Sales	(409,683)		–	(35,385)	(1,489,541)	(1,934,609)
Net Change in Unrealized Appreciation (Depreciation)(d)	(60,126)		(987,391)	1,227	(226,244)	(1,272,534)
Transfers into Level 3(a)	–		–	–	–	–
Transfers out of Level 3(a)	–		–	–	–	–

Ending Balance 12/31/2015	$13,645,393	$–	$256,150	$454,105	$15,824,865	$30,180,513

(a) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2015. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Common stock valued at zero was included in the Level 3 rollforward table at December 31, 2015.

(c) Level 3 investments represent 2.79% of total net assets at the period ended December 31, 2015. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

(d) The Net Change in Unrealized Appreciation (Depreciation) attributable to securities held at December 31, 2015, which were valued using significant unobservable inputs (Level 3) was $(1,184,717).

18

SCHEDULE OF INVESTMENTS

Thornburg Value Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 91.17%
	BANKS — 8.57%
	Banks — 8.57%
	Citigroup, Inc.	384,400	$19,892,700
	Citizens Financial Group, Inc.	1,016,315	26,617,290
	JPMorgan Chase & Co.	539,040	35,592,811

			82,102,801

	CAPITAL GOODS — 1.90%
	Machinery — 1.90%
	Allison Transmission Holdings, Inc.	702,514	18,188,087

			18,188,087

	COMMERCIAL & PROFESSIONAL SERVICES — 3.56%
	Commercial Services & Supplies — 3.56%
	Covanta Holding Corp.	1,180,200	18,281,298
	Rentokil Initial plc	6,737,268	15,821,804

			34,103,102

	CONSUMER DURABLES & APPAREL — 2.07%
	Household Durables — 2.07%
[a]	TRI Pointe Homes, Inc.	1,565,471	19,834,518

			19,834,518

	CONSUMER SERVICES — 4.45%
	Diversified Consumer Services — 2.68%
[a]	Grand Canyon Education, Inc.	480,239	19,267,188

[a]	Nord Anglia Education, Inc.	314,156	6,371,084
	Hotels, Restaurants & Leisure — 1.77%
	Aramark Holdings Corp.	525,183	16,937,152

			42,575,424

	DIVERSIFIED FINANCIALS — 2.71%
	Capital Markets — 2.71%
	Apollo Global Management, LLC	320,248	4,861,365
	Oaktree Capital Group LLC	441,634	21,074,774

			25,936,139

	ENERGY — 4.25%
	Energy Equipment & Services — 2.34%
	Frank’s International N.V.	509,831	8,509,079
[a]	Weatherford International Ltd.	1,663,120	13,953,577
	Oil, Gas & Consumable Fuels — 1.91%
	Chevron Corp.	202,875	18,250,635

			40,713,291

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD & STAPLES RETAILING — 4.95%
	Food & Staples Retailing — 4.95%
	Wal-Mart Stores, Inc.	497,651	30,506,006
	Whole Foods Market, Inc.	503,602	16,870,667

			47,376,673

	FOOD, BEVERAGE & TOBACCO — 7.06%
	Beverages — 1.33%
	Kweichow Moutai Co., Ltd.	380,902	12,788,631
	Food Products — 5.73%
	Mead Johnson Nutrition Co.	174,419	13,770,380
	Mondelez International, Inc.	493,807	22,142,306
	The Kraft Heinz Co.	260,481	18,952,597

			67,653,914

	HEALTH CARE EQUIPMENT & SERVICES — 5.88%
	Health Care Equipment & Supplies — 2.69%
	Medtronic plc	334,565	25,734,740
	Health Care Providers & Services — 3.19%
[a]	Express Scripts Holding Company	350,156	30,607,136

			56,341,876

	INSURANCE — 1.57%
	Insurance — 1.57%
	Assured Guaranty Ltd.	568,300	15,020,169

			15,020,169

	MATERIALS — 2.24%
	Chemicals — 2.24%
	International Flavors & Fragrances, Inc.	179,500	21,475,380

			21,475,380

	MEDIA — 1.80%
	Media — 1.80%
	Vivendi	799,969	17,265,612

			17,265,612

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 12.05%
	Biotechnology — 4.20%
	Gilead Sciences, Inc.	207,199	20,966,467
[a]	Seattle Genetics, Inc.	429,213	19,263,079
	Life Sciences Tools & Services — 3.87%
	Thermo Fisher Scientific, Inc.	261,740	37,127,819

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	Pharmaceuticals — 3.98%
	GlaxoSmithKline plc	942,603	19,079,007
	Phibro Animal Health Corp.	631,896	19,039,027

			115,475,399

	REAL ESTATE — 1.92%
	Real Estate Investment Trusts — 1.92%
	PennyMac Mortgage Investment Trust	1,207,530	18,426,908

			18,426,908

	RETAILING — 3.59%
	Distributors — 1.14%
	Pool Corp.	135,144	10,916,932
	Specialty Retail — 2.45%
[a]	AutoZone, Inc.	11,178	8,293,070
[a]	Office Depot, Inc.	1,357,000	7,653,480
	Staples, Inc.	792,100	7,501,187

			34,364,669

	SOFTWARE & SERVICES — 9.35%
	Information Technology Services — 1.32%
[a]	First Data Corp.	791,496	12,679,766
	Internet Software & Services — 5.47%
[a]	Alphabet, Inc. Class C	30,680	23,282,439
[a]	Facebook, Inc.	243,800	25,516,108
[a]	Marin Software, Inc.	1,006,735	3,604,111
	Software — 2.56%
	Activision Blizzard, Inc.	633,355	24,517,172

			89,599,596

	TECHNOLOGY HARDWARE & EQUIPMENT — 4.05%
	Electronic Equipment, Instruments & Components — 1.20%
	CDW Corp.	273,801	11,510,594
	Technology, Hardware, Storage & Peripherals — 2.85%
	Apple, Inc.	166,700	17,546,842
	HP, Inc.	824,500	9,762,080

			38,819,516

	TELECOMMUNICATION SERVICES — 3.28%
	Diversified Telecommunication Services — 1.83%
[a]	Zayo Group Holdings, Inc.	658,061	17,497,842
	Wireless Telecommunication Services — 1.45%
[a]	T-Mobile US, Inc.	354,996	13,887,444

			31,385,286

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	TRANSPORTATION — 1.32%
	Airlines — 1.32%
	American Airlines Group, Inc.	298,379	12,636,351

			12,636,351

	UTILITIES — 4.60%
	Electric Utilities — 3.62%
	ITC Holdings Corp.	883,808	34,689,464
	Independent Power & Renewable Electricity Producers — 0.98%
[a]	Dynegy, Inc.	699,902	9,378,687

			44,068,151

	TOTAL COMMON STOCK (Cost $778,515,605)		873,362,862

	SHORT TERM INVESTMENTS — 8.53%
[b]	Thornburg Capital Management Fund	8,176,576	81,765,763

	TOTAL SHORT TERM INVESTMENTS (Cost $81,765,763)		81,765,763

	TOTAL INVESTMENTS — 99.70% (Cost $860,281,368)		$955,128,625

	OTHER ASSETS LESS LIABILITIES — 0.30%		2,858,974

	NET ASSETS — 100.00%		$957,987,599

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities, or the Fund holds a series of the Thornburg Investment Trust invested for cash management purposes during the period are shown below:

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal December 31, 2015	Market Value December 31, 2015	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	8,186,055	6,833,935	6,843,414	8,176,576	$81,765,763	$59,924	$—

Total non-controlled affiliated issuers - 8.54% of net assets					$81,765,763	$59,924	$—

	Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2015
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Buy	7,802,600	03/01/2016	8,491,235	$—	$(74,740)
Euro	Sell	22,074,200	03/01/2016	24,022,405	—	(609,118)

Total					$—	$(683,858)

Net unrealized appreciation (depreciation)						$(683,858)

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2015 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2015, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2015 in the normal course of pursuing its investment objectives, with the objective of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended December 31, 2015 was $30,265,604. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The outstanding forward currency contracts in the foregoing table were entered into with State Street Bank and Trust Company (“SSB”) pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2015 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2015 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $683,858. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$860,281,368

Gross unrealized appreciation on a tax basis	$172,087,179
Gross unrealized depreciation on a tax basis	(77,239,922)

Net unrealized appreciation (depreciation) on investments (tax basis)	$94,847,257

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2015 (Unaudited)

investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2015 (Unaudited)

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$873,362,862	$873,362,862	$-	$-
Short Term Investments	81,765,763	81,765,763	-	-

Total Investments in Securities	$955,128,625	$955,128,625	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(683,858)	$-	$(683,858)	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2015, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

7

SCHEDULE OF INVESTMENTS

Thornburg International Value Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 93.48%
	AUTOMOBILES & COMPONENTS — 2.81%
	Auto Components — 0.73%
	Delphi Automotive plc	785,874	$67,372,978
	Automobiles — 2.08%
	Toyota Motor Corp.	3,068,217	191,146,128

			258,519,106

	BANKS — 9.63%
	Banks — 9.63%
	Banco Popular Espanol, S.A.	12,318,861	40,738,223
	ING Groep N.V.	15,136,176	204,792,992
	Intesa Sanpaolo S.p.A.	62,213,618	208,781,647
	Lloyds Banking Group plc	195,228,362	210,299,593
	Sumitomo Mitsui Trust Holdings, Inc.	58,040,306	222,609,768

			887,222,223

	CAPITAL GOODS — 8.19%
	Building Products — 3.00%
	Compagnie de Saint-Gobain	6,390,408	276,749,269
	Construction & Engineering — 3.01%
	Vinci S.A.	4,313,215	277,211,982
	Trading Companies & Distributors — 2.18%
[a]	AerCap Holdings N.V.	4,653,244	200,834,011

			754,795,262

	CONSUMER DURABLES & APPAREL — 2.75%
	Household Durables — 2.75%
	Sony Corp.	10,157,141	253,685,572

			253,685,572

	CONSUMER SERVICES — 2.07%
	Hotels, Restaurants & Leisure — 2.07%
	Accor S.A.	4,390,323	190,871,162

			190,871,162

	DIVERSIFIED FINANCIALS — 13.91%
	Capital Markets — 2.54%
	UBS Group AG	12,023,475	234,323,315
	Diversified Financial Services — 11.37%
	CME Group, Inc.	1,869,060	169,336,836
	Deutsche Boerse AG	2,569,518	227,275,322
	Hong Kong Exchanges & Clearing Ltd.	6,430,992	164,715,313
	Japan Exchange Group, Inc.	14,926,800	237,199,451
	London Stock Exchange Group plc	6,149,656	248,766,184

			1,281,616,421

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	ENERGY — 3.95%
	Oil, Gas & Consumable Fuels — 3.95%
	Canadian Natural Resources Ltd.	2,795,000	61,042,784
	Exxon Mobil Corp.	1,502,103	117,088,929
	Total SA	4,146,954	185,969,035

			364,100,748

	FOOD, BEVERAGE & TOBACCO — 5.84%
	Beverages — 3.01%
	Heineken NV	1,878,987	160,847,454
	Kweichow Moutai Co., Ltd.	3,460,738	116,192,882
	Food Products — 2.83%
	Nestle SA	3,509,384	261,206,647

			538,246,983

	HEALTH CARE EQUIPMENT & SERVICES — 2.44%
	Health Care Providers & Services — 2.44%
	Fresenius SE & Co. KGaA	3,131,988	224,541,254

			224,541,254

	HOUSEHOLD & PERSONAL PRODUCTS — 1.36%
	Household Products — 1.36%
	Reckitt Benckiser plc	1,357,028	125,653,334

			125,653,334

	INSURANCE — 3.01%
	Insurance — 3.01%
	Aviva plc	36,424,412	277,075,844

			277,075,844

	MATERIALS — 0.66%
	Metals & Mining — 0.66%
	Freeport-McMoRan Copper & Gold, Inc.	9,053,291	61,290,780

			61,290,780

	MEDIA — 6.25%
	Media — 6.25%
	ITV plc	46,507,520	189,640,797
[a]	Liberty Global plc	6,017,993	245,353,575
	Vivendi	6,537,863	141,105,723

			576,100,095

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 8.75%
	Pharmaceuticals — 8.75%
	Novartis AG	3,080,662	266,974,303
	Novo Nordisk A/S	4,466,166	260,079,768
	Roche Holding AG	1,010,896	278,965,310

			806,019,381

	RETAILING — 1.29%
	Internet & Catalog Retail — 1.29%
[a]	Ctrip.com International, Ltd. ADR	2,564,988	118,835,894

			118,835,894

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.90%
	Semiconductors & Semiconductor Equipment — 2.90%
	ARM Holdings plc	4,682,208	71,717,091
[a]	NXP Semiconductors N.V.	2,318,411	195,326,127

			267,043,218

	TELECOMMUNICATION SERVICES — 7.87%
	Diversified Telecommunication Services — 6.55%
	Nippon Telegraph & Telephone Corp.	8,971,028	360,945,891
[a]	Telecom Italia S.p.A.	189,782,803	242,339,548
	Wireless Telecommunication Services — 1.32%
	China Mobile Ltd.	10,775,815	121,661,643

			724,947,082

	TRANSPORTATION — 6.73%
	Road & Rail — 3.12%
	East Japan Railway Co.	1,965,810	187,266,729
	Kansas City Southern	1,346,147	100,516,796
	Transportation Infrastructure — 3.61%
	Atlantia S.p.A.	8,283,202	220,543,319
	Shanghai International Air Co., Ltd.	24,640,231	112,128,685

			620,455,529

	UTILITIES — 3.07%
	Electric Utilities — 1.16%
[a]	Korea Electric Power Corp.	2,514,326	107,216,153
	Independent Power & Renewable Electricity Producers — 0.93%
	CGN Power Co., Ltd.	229,216,885	85,770,926
	Multi-Utilities — 0.98%
	National Grid plc	6,506,505	89,923,967

			282,911,046

	TOTAL COMMON STOCK (Cost $7,778,438,210)		8,613,930,934

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	SHORT TERM INVESTMENTS — 6.25%
[b]	Thornburg Capital Management Fund	57,644,429	576,444,286

	TOTAL SHORT TERM INVESTMENTS (Cost $576,444,286)		576,444,286

	TOTAL INVESTMENTS — 99.73% (Cost $8,354,882,496)		$9,190,375,220

	OTHER ASSETS LESS LIABILITIES — 0.27%		24,483,456

	NET ASSETS — 100.00%		$9,214,858,676

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities, or the Fund holds a series of the Thornburg Investment Trust invested for cash management purposes during the period, are shown below:

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal December 31, 2015	Market Value December 31, 2015	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	59,256,131	133,382,230	134,993,932	57,644,429	$576,444,286	$439,099	$—

Total non-controlled affiliated issuers - 6.26% of net assets					$576,444,286	$439,099	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR         American Depositary Receipt

	Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2015
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Sell	432,565,300	01/19/2016	470,256,219	$25,009,421	$—
Euro	Sell	282,908,600	03/07/2016	307,923,323	1,860,180	—
Euro	Sell	283,817,700	03/07/2016	308,912,805	71,010	—
Euro	Buy	260,819,900	03/07/2016	283,881,544	—	(873,798)
Euro	Buy	305,906,400	03/07/2016	332,954,584	—	(2,550,708)
Euro	Buy	432,565,300	01/19/2016	470,256,219	—	(14,097,962)
Japanese Yen	Sell	24,590,235,000	01/19/2016	204,651,821	2,379,385	—
Japanese Yen	Sell	15,722,329,200	01/19/2016	130,848,823	1,835,779	—
Japanese Yen	Buy	8,689,784,900	01/19/2016	72,320,590	—	(216,388)
Japanese Yen	Buy	31,622,779,300	01/19/2016	263,180,054	—	(521,105)

Total					$31,155,775	$(18,259,961)

Net unrealized appreciation (depreciation)					$12,895,814	$—

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2015, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2015 (Unaudited)

exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2015 in the normal course of pursuing its investment objectives, with the objective of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended December 31, 2015 was $2,029,327,331. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The outstanding forward currency contracts were entered into with State Street Bank and Trust Company (“SSB”) pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2015 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2015 is $12,859,814, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$8,354,882,496

Gross unrealized appreciation on a tax basis	$1,133,724,923
Gross unrealized depreciation on a tax basis	(298,232,199)

Net unrealized appreciation (depreciation) on investments (tax basis)	$835,492,724

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2015 (Unaudited)

valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2015 (Unaudited)

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$8,613,930,934	$8,613,930,934	$-	$-
Short Term Investments	576,444,286	576,444,286	-	-

Total Investments in Securities	$9,190,375,220	$9,190,375,220	$-	$-

Other Financial Instruments**
Forward Currency Contracts	$31,155,775	$-	$31,155,775	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(18,259,961)	$-	$(18,259,961)	$-
Spot Currency	$(1,592)	$(1,592)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2015, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

7

SCHEDULE OF INVESTMENTS

Thornburg Core Growth Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 94.25%
	BANKS — 1.92%
	Banks — 1.92%
[a]	SVB Financial Group	133,647	$15,890,628

			15,890,628

	CAPITAL GOODS — 2.31%
	Electrical Equipment — 2.31%
	Acuity Brands, Inc.	81,862	19,139,335

			19,139,335

	COMMERCIAL & PROFESSIONAL SERVICES — 9.51%
	Commercial Services & Supplies — 1.75%
[a]	Stericycle, Inc.	120,409	14,521,326
	Professional Services — 7.76%
[a]	IHS, Inc.	106,310	12,590,293
	Nielsen Holdings plc	418,948	19,522,977
[a]	The Advisory Board Co.	373,624	18,535,487
[a]	Verisk Analytics, Inc.	177,371	13,636,282

			78,806,365

	CONSUMER SERVICES — 2.48%
	Hotels, Restaurants & Leisure — 2.48%
[a]	Chipotle Mexican Grill, Inc.	23,647	11,347,013
	Las Vegas Sands Corp.	210,333	9,220,999

			20,568,012

	DIVERSIFIED FINANCIALS — 9.14%
	Capital Markets — 7.88%
[a]	Affiliated Managers Group, Inc.	121,801	19,458,928
	Charles Schwab Corp.	629,856	20,741,158
	LPL Financial Holdings, Inc.	318,453	13,582,020
	WisdomTree Investments, Inc.	732,951	11,492,672
	Consumer Finance — 1.26%
[a]	PRA Group, Inc.	301,199	10,448,593

			75,723,371

	ENERGY — 1.03%
	Oil, Gas & Consumable Fuels — 1.03%
[a]	Concho Resources, Inc.	92,009	8,543,956

			8,543,956

	FOOD & STAPLES RETAILING — 2.83%
	Food & Staples Retailing — 2.83%
[a]	Sprouts Farmers Market, Inc.	881,292	23,433,554

			23,433,554

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD, BEVERAGE & TOBACCO — 3.66%
	Beverages — 1.69%
[a]	Monster Beverage Corp.	94,157	14,025,627
	Food Products — 1.97%
	Mead Johnson Nutrition Co.	206,600	16,311,070

			30,336,697

	HEALTH CARE EQUIPMENT & SERVICES — 3.02%
	Health Care Equipment & Supplies — 3.02%
[a]	Align Technology, Inc.	240,251	15,820,528
[a]	Inogen, Inc.	228,543	9,162,289

			24,982,817

	MEDIA — 1.24%
	Media — 1.24%
[a]	Sirius XM Holdings, Inc.	2,533,300	10,310,531

			10,310,531

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 10.16%
	Biotechnology — 5.59%
[a]	Alexion Pharmaceuticals, Inc.	113,498	21,649,744
	Gilead Sciences, Inc.	111,907	11,323,869
[a]	Seattle Genetics, Inc.	297,921	13,370,694
	Life Sciences Tools & Services — 1.86%
[a]	Illumina, Inc.	80,251	15,403,778
	Pharmaceuticals — 2.71%
[a]	Allergan plc	71,677	22,399,063

			84,147,148

	RETAILING — 5.77%
	Distributors — 2.02%
[a]	LKQ Corp.	565,612	16,759,084
	Internet & Catalog Retail — 3.75%
[a]	Amazon.com, Inc.	27,092	18,311,212
[a]	priceline.com, Inc.	9,990	12,736,750

			47,807,046

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.32%
	Semiconductors & Semiconductor Equipment — 3.32%
	Avago Technologies Ltd.	116,693	16,937,989
[a]	Cavium, Inc.	161,100	10,585,881

			27,523,870

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	SOFTWARE & SERVICES — 31.57%
	Information Technology Services — 9.48%
[a]	First Data Corp.	790,376	12,661,824
[a]	PayPal Holdings, Inc.	522,400	18,910,880
[a]	Vantiv, Inc. Class A	247,794	11,750,391
	Visa, Inc.	292,483	22,682,057
[a]	Wex, Inc.	142,500	12,597,000
	Internet Software & Services — 8.51%
[a]	Alphabet, Inc. Class C	24,099	18,288,249
[a]	Facebook, Inc.	179,913	18,829,694
[a]	LinkedIn Corp.	59,933	13,489,720
[a]	Zillow Group, Inc. Class A	155,436	4,047,553
[a]	Zillow Group, Inc. Class C	675,114	15,851,677
	Software — 13.58%
[a]	ANSYS, Inc.	127,000	11,747,500
[a]	Autodesk, Inc.	268,438	16,355,927
[a]	Fleetmatics Group plc	259,319	13,170,812
[a]	Paycom Software, Inc.	212,100	7,981,323
[a]	Proofpoint, Inc.	173,200	11,259,732
[a]	ServiceNow, Inc.	157,967	13,673,624
[a]	Splunk, Inc.	342,800	20,160,068
[a]	Workday, Inc.	227,791	18,150,387

			261,608,418

	TECHNOLOGY HARDWARE & EQUIPMENT — 6.29%
	Communications Equipment — 1.69%
[a]	Palo Alto Networks, Inc.	79,200	13,950,288
	Electronic Equipment, Instruments & Components — 1.89%
[a]	IPG Photonics Corp.	175,606	15,657,031
	Technology, Hardware, Storage & Peripherals — 2.71%
	Apple, Inc.	213,596	22,483,115

			52,090,434

	TOTAL COMMON STOCK (Cost $623,359,486)		780,912,182

	SHORT TERM INVESTMENTS — 5.72%
[b]	Thornburg Capital Management Fund	$4,739,945	47,399,453

	TOTAL SHORT TERM INVESTMENTS (Cost $47,399,453)		47,399,453

	TOTAL INVESTMENTS — 99.97% (Cost $670,758,939)		$828,311,635

	OTHER ASSETS LESS LIABILITIES — 0.03%		277,512

	NET ASSETS — 100.00%		$828,589,147

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2015 (Unaudited)

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities, or the Fund holds a series of the Thornburg Investment Trust invested for cash management purposes during the period, are shown below:

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal December 31, 2015	Market Value December 31, 2015	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	4,081,390	15,020,433	14,361,878	4,739,945	$47,399,453	$39,500	$—

Total non-controlled affiliated issuers - 5.72% of net assets					$47,399,453	$39,500	$—

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815.

During the period ended December 31, 2015, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$670,758,939

Gross unrealized appreciation on a tax basis	$182,125,064
Gross unrealized depreciation on a tax basis	(24,572,368)

Net unrealized appreciation (depreciation) on investments (tax basis)	$157,552,696

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2015 (Unaudited)

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2015 (Unaudited)

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$780,912,182	$780,912,182	$-	$-
Short Term Investments	47,399,453	47,399,453	-	-

Total Investments in Securities	$828,311,635	$828,311,635	$-	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2015, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

6

SCHEDULE OF INVESTMENTS

Thornburg International Growth Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 92.22%
	BANKS — 1.54%
	Thrifts & Mortgage Finance — 1.54%
	Housing Development Finance Corp. Ltd.	1,357,300	$25,922,699

			25,922,699

	CAPITAL GOODS — 0.63%
	Machinery — 0.63%
[a]	Arcam AB	484,434	10,588,000

			10,588,000

	COMMERCIAL & PROFESSIONAL SERVICES — 8.84%
	Commercial Services & Supplies — 2.46%
	Edenred	2,181,357	41,366,783
	Professional Services — 6.38%
	Experian plc	909,100	16,095,745
	Intertek Group plc	616,161	25,224,728
	Nielsen Holdings plc	886,290	41,301,114
	SGS S.A.	13,000	24,803,315

			148,791,685

	CONSUMER DURABLES & APPAREL — 3.19%
	Textiles, Apparel & Luxury Goods — 3.19%
	Eclat Textile Co. Ltd.	1,333,300	18,408,121
	Gildan Activewear, Inc.	562,626	15,989,831
[a]	Lululemon Athletica, Inc.	367,200	19,266,984

			53,664,936

	CONSUMER SERVICES — 4.01%
	Hotels, Restaurants & Leisure — 4.01%
	Galaxy Entertainment Group Ltd.	5,920,500	18,678,102
	Melia Hotels International S.A.	1,301,742	17,230,655
	Whitbread plc	486,000	31,531,458

			67,440,215

	DIVERSIFIED FINANCIALS — 13.10%
	Capital Markets — 8.07%
	Hargreaves Lansdown plc	771,402	17,126,245
	Nomura Holdings, Inc.	5,469,479	30,902,477
	Partners Group Holding AG	103,317	37,263,644
	Schroders plc	728,637	31,966,903
	WisdomTree Investments, Inc.	1,186,968	18,611,658
	Consumer Finance — 0.96%
[a]	First Cash Financial Services, Inc.	430,311	16,106,541

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2015 (Unaudited)

	Shares/ Principal Amount	Value
Diversified Financial Services — 4.07%
BM&F Bovespa SA	2,867,975	7,894,407
Investment AB Kinnevik	822,900	25,540,612
Japan Exchange Group, Inc.	2,200,613	34,969,598

		220,382,085

ENERGY — 1.16%
Oil, Gas & Consumable Fuels — 1.16%

Total SA	436,063	19,555,128

		19,555,128

FOOD & STAPLES RETAILING — 2.08%
Food & Staples Retailing — 2.08%
PriceSmart, Inc.	286,253	23,756,137
Wal-Mart de Mexico S.A.B. de C.V.	4,491,615	11,336,868

		35,093,005

FOOD, BEVERAGE & TOBACCO — 9.70%
Beverages — 6.04%
Coca Cola Icecek AS	1,395,741	17,774,592
Fomento Economico Mexicano SAB de CV ADR	357,858	33,048,186
Pernod Ricard SA	297,331	33,992,688
Remy Cointreau SA	234,056	16,790,324
Food Products — 1.93%
Mead Johnson Nutrition Co.	412,000	32,527,400
Tobacco — 1.73%
ITC Ltd.	5,873,401	29,177,791

		163,310,981

INSURANCE — 2.18%
Insurance — 2.18%
St. James’s Place plc	2,465,725	36,640,516

		36,640,516

MATERIALS — 0.75%
Chemicals — 0.75%
Syngenta AG	32,172	12,600,914

		12,600,914

MEDIA — 2.58%
Media — 2.58%
REA Group Ltd.	1,081,822	43,428,747

		43,428,747

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 8.75%
	Biotechnology — 1.47%
	Grifols S.A.	535,059	24,788,290
	Life Sciences Tools & Services — 0.93%
	Eurofins Scientific	44,495	15,563,035
	Pharmaceuticals — 6.35%
[a]	Allergan plc	110,137	34,417,812
	Concordia Healthcare Corp.	617,210	25,220,101
	Perrigo Co. plc	326,114	47,188,696

			147,177,934

	REAL ESTATE — 1.96%
	Real Estate Management & Development — 1.96%
	Foxtons Group plc	11,879,745	32,924,666

			32,924,666

	RETAILING — 7.92%
	Internet & Catalog Retail — 7.92%
[a]	ASOS plc	365,894	18,614,726
[a]	Ctrip.com International, Ltd. ADR	467,804	21,673,359
[a]	JD.com, Inc. ADR	359,565	11,601,365
[a]	priceline.com, Inc.	23,587	30,072,246
	Rakuten, Inc.	1,464,000	17,088,831
[a]	YOOX S.p.A	444,483	16,689,095
[a]	Zalando SE	441,618	17,469,389

			133,209,011

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.19%
	Semiconductors & Semiconductor Equipment — 4.19%
	ARM Holdings plc	1,534,257	23,500,120
	Avago Technologies Ltd.	201,775	29,287,641
	Hermes Microvision, Inc.	486,365	17,694,346

			70,482,107

	SOFTWARE & SERVICES — 16.15%
	Information Technology Services — 6.80%
	MasterCard, Inc.	403,838	39,317,668
[a]	Paysafe Group plc	10,577,476	57,968,150
	Wirecard AG	338,876	17,124,714
	Internet Software & Services — 7.52%
[a]	Alibaba Group Holding Ltd. ADR	102,078	8,295,879
[a]	Baidu, Inc. ADR	42,245	7,985,995
	carsales.com Ltd.	2,224,272	18,931,257
	Kakaku.com, Inc.	660,702	13,159,621
	MercadoLibre, Inc.	176,547	20,186,384
	Rightmove plc	274,907	16,717,301
[a]	Rocket Internet SE	936,822	28,750,893
	Tencent Holdings Ltd.	634,492	12,501,458
	Software — 1.83%
	Constellation Software, Inc.	73,870	30,797,229

			271,736,549

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	TECHNOLOGY HARDWARE & EQUIPMENT — 3.49%
	Electronic Equipment, Instruments & Components — 3.49%
	Ingenico S.A.	338,191	42,817,129
	Largan Precision Co. Ltd.	230,880	15,955,722

			58,772,851

	TOTAL COMMON STOCK (Cost $1,417,022,145)		1,551,722,029

	SHORT TERM INVESTMENTS — 7.46%
[b]	Thornburg Capital Management Fund	12,553,475	125,534,746

	TOTAL SHORT TERM INVESTMENTS (Cost $125,534,746)		125,534,746

	TOTAL INVESTMENTS — 99.68% (Cost $1,542,556,891)		$1,677,256,775

	OTHER ASSETS LESS LIABILITIES — 0.32%		5,329,251

	NET ASSETS — 100.00%		$1,682,586,026

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities, or the Fund holds a series of the Thornburg Investment Trust invested for cash management purposes during the period, are shown below:

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal December 31, 2015	Market Value December 31, 2015	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	11,457,937	25,599,760	24,504,222	12,553,475	$125,534,746	$109,981	$—

Total non-controlled affiliated issuers - 7.46% of net assets					$125,534,746	$109,981	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR             American Depositary Receipt

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2015 (Unaudited)

	Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2015
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Sell	66,570,500	03/11/2016	72,464,909	$816,830	$—
Yuan Renminbi	Sell	572,962,800	02/16/2016	86,666,492	425,805	—
Yuan Renminbi	Sell	89,389,000	02/16/2016	13,521,002	335,824	—
Yuan Renminbi	Buy	25,497,600	02/16/2016	3,856,773	—	(124,738)
Yuan Renminbi	Buy	47,795,700	02/16/2016	7,229,589	—	(164,776)
Yuan Renminbi	Buy	79,684,100	02/16/2016	12,053,036	—	(267,660)
Yuan Renminbi	Buy	187,059,300	02/16/2016	28,294,635	—	(471,770)

Total					$1,578,459	$(1,028,944)

Net unrealized appreciation (depreciation)					$549,515

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2015, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2015 in the normal course of pursuing its investment objectives, with the objective of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended December 31, 2015 was $157,604,027. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The outstanding forward currency contracts in the foregoing table were entered into with State Street Bank and Trust Company (“SSB”) pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2015 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2015 is $549,515, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2015 (Unaudited)

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,542,556,891

Gross unrealized appreciation on a tax basis	$215,462,656
Gross unrealized depreciation on a tax basis	(80,762,772)

Net unrealized appreciation (depreciation) on investments (tax basis)	$134,699,884

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2015 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$1,551,722,029	$1,551,722,029	$-	$-
Short Term Investments	125,534,746	125,534,746	-	-

Total Investments in Securities	$1,677,256,775	$1,677,256,775	$-	$-

Other Financial Instruments**
Forward Currency Contracts	$1,578,459	$-	$1,578,459	$-
Spot Currency	$363	$363	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(1,028,944)	$-	$(1,028,944)	$-

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2015 (Unaudited)

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2015, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

8

SCHEDULE OF INVESTMENTS

Thornburg Investment Income Builder Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 88.02%
	AUTOMOBILES & COMPONENTS — 0.20%
	Automobiles — 0.20%
	Toyota Motor Corp.	542,000	$33,765,930

			33,765,930

	BANKS — 5.83%
	Banks — 5.83%
	Banque Cantonale Vaudoise	16,186	10,285,932
	DBS Group Holdings Ltd.	20,322,200	239,211,170
	ING Groep N.V.	5,566,400	75,313,587
	JPMorgan Chase & Co.	9,624,600	635,512,338
	Liechtensteinische Landesbank AG	1,150,000	41,161,641
	St. Galler Kantonalbank AG	21,669	7,810,013

			1,009,294,681

	CAPITAL GOODS — 3.11%
	Construction & Engineering — 2.00%
	Vinci S.A.	5,380,595	345,812,903
	Industrial Conglomerates — 1.11%
	Hopewell Holdings Ltd.	37,798,340	136,073,146
	NWS Holdings Ltd.	38,000,000	56,484,797

			538,370,846

	CONSUMER SERVICES — 1.02%
	Hotels, Restaurants & Leisure — 1.02%
	Las Vegas Sands Corp.	4,038,000	177,025,920

			177,025,920

	DIVERSIFIED FINANCIALS — 9.66%
	Capital Markets — 6.04%
	Aberdeen Asset Management plc	9,615,700	41,023,796
	Apollo Global Management, LLC	3,377,555	51,271,285
[a]	Apollo Investment Corp.	24,800,000	129,456,000
	Ares Capital Corp.	14,073,900	200,553,075
	GAM Holding AG	4,073,882	67,925,149
	KKR + Co. LP	11,295,000	176,089,050
	Och-Ziff Capital Management Group, LLC	7,322,949	45,621,973
[a]	Solar Capital Ltd.	4,607,900	75,707,797
	The Blackstone Group LP	6,052,600	176,978,024
	UBS Group AG	4,122,425	80,341,190
	Diversified Financial Services — 3.62%
	CME Group, Inc.	6,925,335	627,435,351

			1,672,402,690

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	ENERGY — 5.22%
	Energy Equipment & Services — 0.22%
	Helmerich & Payne, Inc.	703,200	37,656,360
	Oil, Gas & Consumable Fuels — 5.00%
	BG Group plc	4,325,900	62,815,833
	Canadian Oil Sands Ltd.	12,519,200	74,823,867
	Halcon Resources Corp.	46,820	58,993
	HollyFrontier Corp.	1,993,660	79,527,097
	Husky Energy, Inc.	7,024,701	72,648,317
	Kinder Morgan, Inc.	5,038,878	75,180,060
	ONEOK, Inc.	4,285,900	105,690,294
	Royal Dutch Shell plc ADR	6,731,000	308,212,490
	The Williams Companies, Inc.	3,392,900	87,197,530
[b,c]	TPT Acquisition, Inc.	163,790	0

			903,810,841

	FOOD & STAPLES RETAILING — 2.31%
	Food & Staples Retailing — 2.31%
	Koninklijke Ahold NV	6,100,638	129,116,663
	Walgreens Boots Alliance, Inc.	3,171,106	270,035,531

			399,152,194

	FOOD, BEVERAGE & TOBACCO — 2.45%
	Beverages — 0.29%
	Coca-Cola Amatil Ltd.	7,377,000	49,993,259
	Food Products — 1.32%
	Nestle SA	3,065,000	228,130,741
	Tobacco — 0.84%
	KT&G Corp.	1,636,313	145,831,486

			423,955,486

	HOUSEHOLD & PERSONAL PRODUCTS — 0.56%
	Household Products — 0.56%
	Reckitt Benckiser plc	1,053,700	97,566,828

			97,566,828

	INSURANCE — 0.87%
	Insurance — 0.87%
	Gjensidige Forsikring ASA	3,991,276	64,073,966
	NN Group NV	2,465,600	87,217,410

			151,291,376

	MATERIALS — 1.15%
	Chemicals — 0.80%
	LyondellBasell Industries NV	1,452,500	126,222,250
	Yanbu National Petrochemical Co.	1,309,568	11,306,100

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	Metals & Mining — 0.35%
[c]	Jaguar Mining, Inc.	797,101	99,239
	Mining and Metallurgical Co. Norilsk Nickel PJSC ADR	690,000	8,738,850
	Mining and Metallurgical Co. Norilsk Nickel PJSC ADR	4,119,000	52,290,705

			198,657,144

	MEDIA — 2.81%
	Media — 2.81%
	Numericable SAS	4,214,016	153,415,966
	Vivendi	10,147,968	219,022,082
	Wolters Kluwer N.V.	3,396,674	114,302,182

			486,740,230

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 8.24%
	Pharmaceuticals — 8.24%
	Merck & Co., Inc.	4,713,100	248,945,942
	Novartis AG	3,272,300	283,581,909
	Pfizer, Inc.	6,975,000	225,153,000
	Roche Holding AG	1,533,600	423,209,904
	Sanofi	2,871,599	245,287,778

			1,426,178,533

	REAL ESTATE — 8.78%
	Real Estate Investment Trusts — 8.78%
	Capstead Mortgage Corp.	4,379,051	38,272,906
	Chimera Investment Corp.	6,515,284	88,868,474
	Crown Castle International Corp.	2,361,500	204,151,675
	Digital Realty Trust, Inc.	1,442,000	109,044,040
[a]	Dynex Capital, Inc.	4,418,542	28,057,742
[a]	Invesco Mortgage Capital, Inc.	15,851,700	196,402,563
	Lamar Advertising Co.	1,690,620	101,403,387
[a]	MFA Financial, Inc.	35,441,900	233,916,540
	OUTFRONT Media, Inc.	4,851,414	105,906,367
	Senior Housing Properties Trust	5,123,900	76,038,676
[a]	Two Harbors Investment Corp.	22,508,100	182,315,610
[a]	Washington REIT	5,721,000	154,810,260
	Real Estate Management & Development — 0.00%
[c]	The RMR Group, Inc.	56,875	819,569

			1,520,007,809

	RETAILING — 4.81%
	Multiline Retail — 1.52%
	Target Corp.	3,629,734	263,554,986
	Specialty Retail — 3.29%
	Staples, Inc.	13,004,500	123,152,615
	The Home Depot, Inc.	3,366,800	445,259,300

			831,966,901

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.02%
	Semiconductors & Semiconductor Equipment — 2.02%
	Advanced Semiconductor Engineering, Inc.	48,198,000	55,759,248
	Intel Corp.	1,678,000	57,807,100
	Taiwan Semiconductor Manufacturing Co., Ltd.	54,127,000	235,642,859

			349,209,207

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.78%
	Communications Equipment — 1.02%
	Qualcomm, Inc.	3,542,100	177,051,868
	Technology, Hardware, Storage & Peripherals — 0.76%
	Apple, Inc.	1,239,100	130,427,666

			307,479,534

	TELECOMMUNICATION SERVICES — 18.59%
	Diversified Telecommunication Services — 12.02%
	AT&T, Inc.	11,759,200	404,634,072
	BT Group plc	71,412,084	496,585,458
[a]	Jasmine Broadband Internet Infrastructure Fund	359,941,200	91,523,189
	Singapore Telecommunications Ltd.	89,218,715	235,332,530
	Swisscom AG	498,900	250,545,827
[a]	TDC A/S	45,566,900	228,192,814
	Telefonica Brasil SA ADR	11,656,983	105,262,556
	Telenor ASA	15,974,200	267,630,765
	Wireless Telecommunication Services — 6.57%
	China Mobile Ltd.	59,584,574	672,724,721
[d]	MegaFon PJSC GDR	3,278,300	38,192,195
	MegaFon PJSC Reg S GDR	4,337,000	50,526,050
	MTN Group Ltd.	3,853,010	33,108,729
	Vodafone Group plc	105,330,924	343,166,261

			3,217,425,167

	TRANSPORTATION — 3.73%
	Transportation Infrastructure — 3.73%
	Atlantia S.p.A.	16,322,902	434,603,308
	China Merchants Holdings International Co. Ltd.	32,112,830	102,138,858
	Jiangsu Express Co. Ltd.	27,642,000	37,307,543
	Sydney Airport	15,560,254	72,001,100

			646,050,809

	UTILITIES — 4.88%
	Electric Utilities — 2.69%
	Duke Energy Corp.	1,976,600	141,109,474
	Electricite de France SA	13,509,803	199,305,106
	Mighty River Power Ltd.	24,482,800	46,551,136
	Terna Rete Elettrica Nazionale S.p.A.	15,266,521	78,906,267

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	Gas Utilities — 0.29%
	Enagas SA	1,780,400	50,306,083
	Independent Power & Renewable Electricity Producers — 0.14%
	Huaneng Power International, Inc.	28,849,000	24,940,265
	Multi-Utilities — 1.76%
	Dominion Resources, Inc.	2,134,091	144,349,915
	National Grid plc	11,558,300	159,742,933

			845,211,179

	TOTAL COMMON STOCK (Cost $15,435,066,010)		15,235,563,305

	PREFERRED STOCK — 0.52%
	BANKS — 0.19%
	Banks — 0.19%
	Barclays Bank plc Pfd, 7.10%	200,000	5,194,000
	First Niagara Financial Group Pfd, 8.625%	143,295	3,896,191
[d]	First Tennessee Bank Pfd, 3.75%	12,000	7,713,750
	GMAC Capital Trust I Pfd, 8.125%	628,126	15,929,275

			32,733,216

	DIVERSIFIED FINANCIALS — 0.15%
	Capital Markets — 0.01%
	Morgan Stanley Pfd, 4.00%	120,000	2,494,800
	Consumer Finance — 0.14%
	Ally Financial, Inc. Pfd, 8.50%	930,495	23,969,551

			26,464,351

	ENERGY — 0.01%
	Oil, Gas & Consumable Fuels — 0.01%
	Halcon Resources Corp. Pfd, 5.75%	18,822	1,256,369

			1,256,369

	MISCELLANEOUS — 0.06%
	U.S. Government Agencies — 0.06%
[d]	Farm Credit Bank of Texas Pfd, 10.00%	9,000	11,112,188

			11,112,188

	TELECOMMUNICATION SERVICES — 0.11%
	Wireless Telecommunication Services — 0.11%
[d]	Centaur Funding Corp. Pfd, 9.08%	15,000	18,056,250

			18,056,250

	TOTAL PREFERRED STOCK (Cost $106,129,740)		89,622,374

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	ASSET BACKED SECURITIES — 0.23%
	COMMERCIAL MTG TRUST — 0.00%
	Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1, 2.682%, 3/25/2034	$864,090	704,630

			704,630

	OTHER ASSET BACKED — 0.07%
[d]	Fairway Outdoor Funding, LLC, Series 2012-1 Class B, 8.835%, 10/15/2042	7,000,000	7,324,372
[d]	JPR Royalty, LLC, 14.00%, 9/1/2020	5,000,000	2,500,000
[b,d]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.109%, 12/1/2037	2,835,000	2,650,725

			12,475,097

	RESIDENTIAL MTG TRUST — 0.16%
	Banc of America Funding Corp., Series 2006-I Class SB1, 2.384%, 12/20/2036	2,049,479	738,569
	Bear Stearns ARM Mtg, Series 2003-6 Class 2B-1, 2.609%, 8/25/2033	221,015	220,822
	FBR Securitization Trust, Series 2005-2 Class M1, 1.142%, 9/25/2035	15,298,165	15,240,064
	Merrill Lynch Mtg Investors Trust, Series 2004-A4 Class M1, 2.562%, 8/25/2034	5,162,268	4,833,018
	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 0.742%, 11/25/2035	4,255,129	4,242,581
	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.667%, 2/25/2035	5,274,670	2,052,413

			27,327,467

	TOTAL ASSET BACKED SECURITIES (Cost $42,902,824)		40,507,194

	CORPORATE BONDS — 6.50%
	AUTOMOBILES & COMPONENTS — 0.02%
	Auto Components — 0.02%
[d,e]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	4,300,000	4,386,000

			4,386,000

	BANKS — 0.14%
	Banks — 0.14%
[d]	Banco Santander Brasil S.A. (BRL), 8.00%, 3/18/2016	42,200,000	10,467,734
[d,e]	Groupe BPCE, 12.50%, 8/29/2049	10,211,000	13,072,122

			23,539,856

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	CAPITAL GOODS — 0.21%
	Aerospace & Defense — 0.02%
[d]	CBC Ammo, LLC, 7.25%, 11/15/2021	4,000,000	3,302,000
	Construction & Engineering — 0.09%
[d,e]	Abengoa Finance SAU, 8.875%, 11/1/2017	5,000,000	737,500
[d]	Zachry Holdings, Inc., 7.50%, 2/1/2020	14,420,000	14,131,600
	Industrial Conglomerates — 0.10%
	Otter Tail Corp., 9.00%, 12/15/2016	17,000,000	18,105,153

			36,276,253

	COMMERCIAL & PROFESSIONAL SERVICES — 0.05%
	Commercial Services & Supplies — 0.05%
[d,e]	GFL Environmental, Inc., 7.875%, 4/1/2020	8,000,000	7,920,000

			7,920,000

	CONSUMER SERVICES — 0.28%
	Diversified Consumer Services — 0.18%
[d]	Laureate Education, Inc., 9.25%, 9/1/2019	49,484,000	30,680,080
	Hotels, Restaurants & Leisure — 0.10%
[d,e]	Arcos Dorados Holdings, Inc., 6.625%, 9/27/2023	2,490,000	2,303,250
[d]	Arcos Dorados Holdings, Inc. (BRL), 10.25%, 7/13/2016	66,000,000	15,306,161

			48,289,491

	DIVERSIFIED FINANCIALS — 0.53%
	Capital Markets — 0.05%
	Goldman Sachs Group, Inc., 5.625%, 1/15/2017	8,000,000	8,309,400
[d]	Morgan Stanley (BRL), 10.09%, 5/3/2017	4,560,000	1,094,976
	Consumer Finance — 0.16%
	Capital One Bank, 6.15%, 9/1/2016	25,000,000	25,759,625
[c,d,f]	Cash Store Financial (CAD), 0%, 1/31/2017	10,000,000	1,382,164
	Diversified Financial Services — 0.32%
	Bank of America Corp. (BRL), 10.75%, 8/20/2018	5,000,000	1,154,502
[d,e]	CFG Holdings Ltd./CFG Finance, LLC, 11.50%, 11/15/2019	27,634,000	26,390,470
	JPMorgan Chase & Co., 7.90%, 4/29/2049	15,000,000	15,270,000
	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/2018	5,000,000	6,099,960
[d]	TMX Finance, LLC/Titlemax Finance, 8.50%, 9/15/2018	8,000,000	5,960,000

			91,421,097

	ENERGY — 1.43%
	Energy Equipment & Services — 0.01%
[d,e,f]	Schahin II Finance Co. (SPV) Ltd., 5.875%, 9/25/2023	11,640,133	2,211,625
	Oil, Gas & Consumable Fuels — 1.42%
[d]	Citgo Petroleum Corp., 6.25%, 8/15/2022	27,000,000	25,920,000
[d]	DCP Midstream, LLC, 9.75%, 3/15/2019	5,000,000	5,091,245
	Enbridge Energy Partners LP, 9.875%, 3/1/2019	9,750,000	11,102,588
	Energy Transfer Partners LP, 3.346%, 11/1/2066	13,820,000	8,706,600
	Enterprise Products Operating LP, 7.034%, 1/15/2068	14,480,000	14,697,200
	Gastar Exploration USA, Inc., 8.625%, 5/15/2018	7,782,000	4,085,550

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
[d,e]	Gaz Capital SA, 8.146%, 4/11/2018	2,000,000	2,152,296
	Kinder Morgan Energy Partners LP, 5.00%, 3/1/2043	10,000,000	7,408,020
	Kinder Morgan Energy Partners LP, 9.00%, 2/1/2019	8,000,000	8,604,544
	Kinder Morgan, Inc., 5.55%, 6/1/2045	5,000,000	3,903,150
	Kinder Morgan, Inc., 5.30%, 12/1/2034	15,000,000	11,820,600
[d]	Linc Energy, 12.50%, 10/31/2017	22,791,000	455,820
[d]	Linc Energy, 9.625%, 10/31/2017	19,433,000	12,825,780
	NuStar Logistics LP, 8.15%, 4/15/2018	18,000,000	18,382,500
[d,e]	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/2023	30,772,385	7,077,649
	Oneok Partners LP, 8.625%, 3/1/2019	8,000,000	8,821,448
[d,e]	Petro Co., Trinidad Tobago Ltd., 9.75%, 8/14/2019	4,000,000	4,160,000
[e]	Petrobras Global Finance B.V., 3.00%, 1/15/2019	4,000,000	3,040,000
[e]	Petrobras Global Finance B.V., 4.375%, 5/20/2023	15,000,000	9,900,000
[c,f]	RAAM Global Energy Co., 12.50%, 10/1/2049	15,000,000	225,000
	Summit Midstream Holdings, LLC, 5.50%, 8/15/2022	8,700,000	6,438,000
	Teppco Partners LP, 7.00%, 6/1/2067	7,000,000	5,635,000
	The Williams Companies, Inc., 5.75%, 6/24/2044	12,218,000	7,254,511
	The Williams Companies, Inc., 4.55%, 6/24/2024	55,718,000	38,700,608
	The Williams Companies, Inc., 3.70%, 1/15/2023	13,704,000	9,466,230
[d,e]	Tullow Oil plc, 6.25%, 4/15/2022	13,500,000	9,045,000

			247,130,964

	FOOD & STAPLES RETAILING — 0.17%
	Food & Staples Retailing — 0.17%
[d]	Bakkavor Finance (2) plc (GBP), 8.75%, 6/15/2020	14,132,000	22,541,733
[d]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	7,860,000	7,074,000

			29,615,733

	FOOD, BEVERAGE & TOBACCO — 0.09%
	Beverages — 0.03%
	Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017	21,669,000	4,956,827
	Food Products — 0.03%
[d,e]	BRF S.A., 4.75%, 5/22/2024	6,000,000	5,505,000
	Tobacco — 0.03%
[d,e]	B.A.T. International Finance, plc, 9.50%, 11/15/2018	5,000,000	5,967,065

			16,428,892

	INSURANCE — 1.01%
	Insurance — 1.01%
[d,e]	Dai Ichi Mutual Life Insurance Co., Ltd., 7.25%, 12/29/2049	9,000,000	10,518,300
	ELM B.V. (AUD), 7.635%, 12/29/2049	10,500,000	7,907,034
	ELM B.V. (AUD), 3.538%, 4/29/2049	8,000,000	5,695,676
	Genworth Holdings, Inc., 4.90%, 8/15/2023	24,020,000	15,973,300
	Hartford Financial Services Group, 8.125%, 6/15/2068	9,650,000	10,554,688
[d]	MetLife Capital Trust X, 9.25%, 4/8/2068	12,000,000	16,560,000
	MetLife, Inc., 6.817%, 8/15/2018	4,000,000	4,504,568
[d]	National Life Insurance of Vermont, 10.50%, 9/15/2039	2,000,000	3,000,666
[d,e]	QBE Capital Funding III Ltd., 7.25%, 5/24/2041	40,000,000	44,051,640
[d,e]	Sirius International Group, 7.506%, 5/29/2049	28,590,000	28,875,900
[d]	ZFS Finance USA Trust II, 6.45%, 12/15/2065	25,748,000	26,018,354
[d]	ZFS Finance USA Trust V, 6.50%, 5/9/2067	1,260,000	1,285,200

			174,945,326

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	MATERIALS — 0.18%
	Chemicals — 0.00%
[d,e]	Consolidated Energy Finance S.A., 6.75%, 10/15/2019	800,000	764,760
	Construction Materials — 0.16%
[d,e]	CEMEX Espana Luxembourg, 9.875%, 4/30/2019	1,460,000	1,543,950
[d,e]	Cimpor Financial Operations B.V., 5.75%, 7/17/2024	17,985,000	11,960,025
	CRH America, Inc., 8.125%, 7/15/2018	12,000,000	13,651,260
	Metals & Mining — 0.02%
	Coeur d’Alene Mines Corp., 7.875%, 2/1/2021	4,387,000	2,621,232

			30,541,227

	MEDIA — 0.23%
	Media — 0.23%
	Comcast Cable Communications, LLC, 8.875%, 5/1/2017	5,000,000	5,482,255
[d,e]	Mood Media Corp., 9.25%, 10/15/2020	18,445,000	11,897,025
	Time Warner Cable, Inc., 8.75%, 2/14/2019	14,000,000	16,240,742
	WMG Holdings Corp., 13.75%, 10/1/2019	6,000,000	6,255,000

			39,875,022

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.06%
	Pharmaceuticals — 0.06%
[d,e]	Concordia Healthcare Corp., 7.00%, 4/15/2023	11,400,000	9,889,500

			9,889,500

	SOFTWARE & SERVICES — 0.04%
	Internet Software & Services — 0.04%
[b,d]	Yahoo!, Inc., 6.65%, 8/10/2026	7,135,643	7,884,885

			7,884,885

	TELECOMMUNICATION SERVICES — 1.43%
	Diversified Telecommunication Services — 0.90%
[e]	Deutsche Telekom International Finance BV, 8.75%, 6/15/2030	26,150,000	36,255,406
	Qwest Corp., 6.75%, 12/1/2021	9,000,000	9,427,500
[e]	Telefonica Emisiones SAU, 6.221%, 7/3/2017	2,770,000	2,943,845
[e]	Telefonica Emisiones SAU, 7.045%, 6/20/2036	85,390,000	102,617,262
[d,e]	Telemar Norte Leste SA, 5.50%, 10/23/2020	9,065,000	4,713,800
	Wireless Telecommunication Services — 0.53%
[d,e]	Digicel Ltd., 6.00%, 4/15/2021	69,037,000	58,163,672
[d,e]	Millicom International Cellular S.A., 6.00%, 3/15/2025	28,423,000	24,159,550
[d,e]	VimpelCom Holdings B.V., 7.504%, 3/1/2022	8,735,000	8,735,000

			247,016,035

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	TRANSPORTATION — 0.04%
	Airlines — 0.04%
	American Airlines Group, Inc., 4.95%, 7/15/2024	4,621,193	4,875,358
	US Airways, 6.25%, 10/22/2024	2,128,455	2,383,870

			7,259,228

	UTILITIES — 0.59%
	Electric Utilities — 0.36%
	Arizona Public Service Co., 8.75%, 3/1/2019	6,500,000	7,718,802
[d]	Cia de Eletricidade do Estado da Bahia (BRL), 11.75%, 4/27/2016	12,000,000	2,881,517
[d,e]	Enel Finance International S.A., 6.25%, 9/15/2017	40,000,000	42,621,520
	Entergy Gulf States Louisiana, LLC, 6.00%, 5/1/2018	8,000,000	8,742,648
[d]	Great River Energy, 5.829%, 7/1/2017	503,551	515,912
	Multi-Utilities — 0.23%
	Ameren Illinois Co., 9.75%, 11/15/2018	5,000,000	6,024,590
[d]	Enable Oklahoma Intrastate Transmission, LLC, 6.25%, 3/15/2020	2,500,000	2,705,762
	NiSource Finance Corp., 6.40%, 3/15/2018	20,000,000	21,791,500
	Sempra Energy, 9.80%, 2/15/2019	7,750,000	9,378,159

			102,380,410

	TOTAL CORPORATE BONDS (Cost $1,189,760,464)		1,124,799,919

	MUNICIPAL BONDS — 0.02%
	San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	2,555,000	2,846,781

	TOTAL MUNICIPAL BONDS (Cost $2,506,262)		2,846,781

	U.S. GOVERNMENT AGENCIES — 0.05%
[d]	Agribank FCB, 9.125%, 7/15/2019	6,750,000	8,184,193

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $6,750,000)		8,184,193

	OTHER GOVERNMENT — 0.19%
	Federative Republic of Brazil (BRL), 12.50%, 1/5/2022	20,000,000	5,156,398
	Federative Republic of Brazil (BRL), 12.50%, 1/5/2016	109,401,000	27,651,319

	TOTAL OTHER GOVERNMENT (Cost $67,121,836)		32,807,717

	LOAN PARTICIPATIONS — 1.05%
	CONSUMER SERVICES — 0.23%
	Hotels, Restaurants & Leisure — 0.09%
[b]	Private Restaurants Properties, Inc., 9.00%, 4/10/2017	14,963,859	15,113,498
	Diversified Consumer Services — 0.14%
	Laureate Education, Inc., 5.00%, 6/15/2018	29,083,399	23,993,805

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	DIVERSIFIED FINANCIALS — 0.08%
	Diversified Financial Services — 0.08%
	NCP Finance LP, 11.00%, 10/1/2018	14,018,912	13,037,588
	FOOD, BEVERAGE & TOBACCO — 0.05%
	Tobacco — 0.05%
	North Atlantic Trading Co., Inc., 7.75%-9.00%, 1/13/2020	8,923,529	8,811,985
	INDUSTRIALS — 0.06%
	Construction & Engineering — 0.06%
	ABG Intermediate Holdings (2), LLC, 9.50%, 5/27/2022	11,266,667	10,970,917
	MATERIALS — 0.12%
	Metals & Mining — 0.12%
	Coeur Mining, Inc., 9.00%, 6/9/2020	21,616,375	20,751,720
	MEDIA — 0.04%
	Media — 0.04%
[e]	Mood Media Corp., 7.00%, 5/1/2019	7,603,292	7,213,623
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.19%
	Pharmaceuticals — 0.19%
[b]	Concordia Healthcare Corp., 9.50%, 10/21/2022	33,750,000	33,581,250
	SOFTWARE & SERVICES — 0.19%
	Information Technology Services — 0.19%
	NeuStar, Inc., 4.4293%, 01/22/2018	35,000,000	33,600,000
	TRANSPORTATION — 0.05%
	Airlines — 0.05%
[b,d,e]	OS Two, LLC, 10.00%, 12/15/2020	3,211,200	3,211,200
[b,d,e]	ET Two, LLC, 10.00%, 9/30/2019	2,340,490	2,321,767
[b,d,e]	ET Three, LLC, 10.00%, 9/30/2019	2,340,490	2,321,766
	UTILITIES — 0.04%
	Electric Utilities — 0.04%
[c,f]	Texas Competitive Electric Holdings Co. LLC, 4.7258%, 10/10/2015	20,669,860	6,188,143

	TOTAL LOAN PARTICIPATIONS (Cost $200,809,102)		181,117,262

	SHORT TERM INVESTMENTS — 2.97%
[a]	Thornburg Capital Management Fund	51,446,709	514,467,093

	TOTAL SHORT TERM INVESTMENTS (Cost $514,467,093)		514,467,093

	TOTAL INVESTMENTS — 99.55% (Cost $17,565,513,331)		$17,229,915,838

	OTHER ASSETS LESS LIABILITIES — 0.45%		78,649,566

	NET ASSETS — 100.00%		$17,308,565,404

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2015 (Unaudited)

Footnote Legend

a	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities, or the Fund holds a series of the Thornburg Investment Trust invested for cash management purposes during the period, are shown below:

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal December 31, 2015	Market Value December 31, 2015	Investment Income	Realized Gain (Loss)
Apollo Investment Corp.	24,800,000	—	—	24,800,000	$129,456,000	$4,960,000	$—
Dynex Capital, Inc.	4,418,542	—	—	4,418,542	28,057,742	2,120,900	—
Invesco Mortgage Capital, Inc.	15,851,700	—	—	15,851,700	196,402,563	6,340,680	—
Jasmine Broadband Internet Infrastructure Fund	359,941,200	—	—	359,941,200	91,523,189	2,107,266	—
MFA Financial, Inc.	33,531,700	1,910,200	—	35,441,900	233,916,540	7,088,380	—
Solar Capital Ltd.	4,607,900	—	—	4,607,900	75,707,797	1,843,160	—
TDC A/S	45,566,900	—	—	45,566,900	228,192,814	—	—
Thornburg Capital Management Fund	55,637,891	96,863,575	101,054,757	51,446,709	514,467,093	357,485	—
Two Harbors Investment Corp.	20,272,500	2,235,600	—	22,508,100	182,315,610	5,852,106	—
Washington REIT	5,721,000	—	—	5,721,000	154,810,260	1,716,300	—

Total non-controlled affiliated issuers – 10.60% of net assets					$1,834,849,608	$32,386,277	$—

b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

c	Non-income producing.

d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2015, the aggregate value of these securities in the Fund’s portfolio was $669,496,614, representing 3.87% of the Fund’s net assets.

e	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

f	Bond in default.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
AUD	Denominated in Australian Dollars
BRL	Denominated in Brazilian Real
CAD	Denominated in Canadian Dollars
CMO	Collateralized Mortgage Obligation
FCB	Farm Credit Bank
GBP	Denominated in Great Britain Pounds
GDR	Global Depository Receipt
MFA	Mortgage Finance Authority
Mtg	Mortgage
MTN	Medium-Term Note
Pfd	Preferred Stock
REIT	Real Estate Investment Trust
SPV	Special Purpose Vehicle

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2015 (Unaudited)

	Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2015
Contract Description	Buy/Sell	Contract Amount	Counter Party(a)	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Chinese Yuan Renminbi	Sell	4,772,281,000	SSB	02/16/2016	721,856,378	$4,749,125	$—
Euro	Buy	280,951,700	SSB	02/23/2016	305,694,382	—	(3,377,774)
Euro	Sell	2,074,088,500	SSB	02/23/2016	2,256,748,054	—	(28,467,666)
Great Britain Pound	Sell	514,940,800	SSB	01/08/2016	759,132,361	24,277,974	—
Great Britain Pound	Sell	117,523,000	SSB	01/08/2016	173,253,921	3,505,372	—
Japanese Yen	Buy	2,706,459,000	BBH	03/02/2016	22,543,538	432,668	—
Japanese Yen	Buy	2,173,397,700	BBH	03/02/2016	18,103,387	387,252	—
Japanese Yen	Buy	2,250,376,900	BBH	03/02/2016	18,744,588	174,057	—
Japanese Yen	Buy	4,635,832,400	BBH	03/02/2016	38,614,317	74,715	—
Japanese Yen	Sell	13,828,918,000	BBH	03/02/2016	115,188,422	—	(2,541,143)
South Korean Won	Sell	70,904,089,000	SSB	03/02/2016	60,388,254	678,053	—
South Korean Won	Sell	17,456,813,000	SSB	03/02/2016	14,867,781	—	(180,911)
Swiss Franc	Sell	271,381,800	SSB	01/07/2016	270,970,699	8,498,953	—
Thailand Baht	Sell	1,781,708,900	BBH	03/02/2016	49,440,325	17,243	—

Total						$42,795,412	$(34,567,494)

Net unrealized appreciation (depreciation)						$8,227,918

(a) Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2015, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2015 in the normal course of pursuing its investment objectives, with the objective of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended December 31, 2015 was $4,566,691,330. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The outstanding forward currency contracts in the foregoing table which were entered into with State Street Bank and Trust Company (“SSB”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. Outstanding forward currency contracts which were entered into with Brown Brothers Harriman & Co. (“BBH”) were entered into pursuant to a written agreement with BBH. In the event of a default or termination under either the ISDA Master Agreement with SSB or the agreement with BBH, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB and the agreement with BBH does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under such agreements, the Fund does not net its outstanding forward currency contracts for the purpose of disclosure in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation (depreciation) on those forward currency contracts on a gross basis in those financial statements.

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2015 (Unaudited)

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2015 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2015 is $9,683,126 attributable to the Fund’s contracts with SSB, and the net amount of the Fund’s liabilities which is attributable to its outstanding forward currency contracts at that date is $1,455,208 attributable to the Fund’s contracts with BBH. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$17,565,513,331

Gross unrealized appreciation on a tax basis	$1,804,379,369
Gross unrealized depreciation on a tax basis	(2,139,976,862)

Net unrealized appreciation (depreciation) on investments (tax basis)	$(335,597,493)

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2015 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2015 (Unaudited)

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3(b)

Assets
Investments in Securities*
Common Stock(a)	$15,235,563,305	$15,144,040,115	$91,523,190	$-
Preferred Stock(a)	89,622,374	52,740,186	36,882,188	-
Asset Backed Securities	40,507,194	-	37,856,469	2,650,725
Corporate Bonds	1,124,799,919	-	1,116,915,034	7,884,885
Municipal Bonds	2,846,781	-	2,846,781	-
U.S. Government Agencies	8,184,193	-	8,184,193	-
Other Government	32,807,717	-	32,807,717	-
Loan Participations	181,117,262	-	103,816,061	77,301,201
Short Term Investments	514,467,093	514,467,093	-	-

Total Investments in Securities	$17,229,915,838	$15,711,247,394	$1,430,831,633	$87,836,811

Other Financial Instruments**
Forward Currency Contracts	$42,795,412	$-	$42,795,412	$-
Spot Currency	$14,964	$14,964	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(34,567,494)	$-	$(34,567,494)	$-
Spot Currency	$(317,764)	$(317,764)	$-	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

(a) At December 31, 2015, industry classifications for Common Stock in Level 2 consist of $91,523,190 in Telecommunication Services and Level 3 consist of $0 in Energy; classifications for Preferred Stock in Level 2 consist of $7,713,750 in Banks, $11,112,188 in Miscellaneous, and $18,056,250 in Telecommunication Services.

(b) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, unadjusted pricing service vendor prices or unadjusted broker quotes were applied to $31,287,330 portfolio securities characterized as Level 3 investments at December 31, 2015. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments, where no unadjusted broker quotes were available at December 31, 2015.

	Fair Value at December 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stock	$0	Terms of plan reorganization	Discount to zero for lack of marketability and company sustainability in question	(N/A) (N/A)

	0

Loan Participations	22,968,231	Discounted cash flows	Third party vendor projection of discounted cash flows	8.30% - 11.00% (9.00%)
	33,581,250	Adjusted pricing vendor price	Recent call on 25% of position at par; recent broker quote	(N/A) (N/A)

	56,549,481

Total	$56,549,481

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2015, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2015 (Unaudited)

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2015 is as follows:

	Common Stock(a)	Asset Backed Securities	Corporate Bonds	Loan Participations	Total(b)
Beginning Balance 9/30/2015	$–	$2,710,536	$9,121,792	$47,514,542	$59,346,870
Accrued Discounts (Premiums)	–	4,534	13,480	27,104	45,118
Net Realized Gain (Loss)	–	14,086	4,335	56,145	74,566
Gross Purchases	–	–	–	47,986,200	47,986,200
Gross Sales	–	(103,250)	(80,743)	(17,723,446)	(17,907,439)
Net Change in Unrealized Appreciation (Depreciation)(d)	–	24,819	(26,293)	(559,344)	(560,818)
Transfers into Level 3(c)	–	–	–	–	–
Transfers out of Level 3(c)	–	–	(1,147,686)	–	(1,147,686)

Ending Balance 12/31/2015	$–	$2,650,725	$7,884,885	$77,301,201	$87,836,811

(a) Common stock valued at zero is included as a security in the Level 3 rollforward table at December 31, 2015.

(b) Level 3 investments represent 0.51% of total Net Assets at the period ended December 31, 2015. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

(c) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2015. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(d) The net change in unrealized appreciation (depreciation) attributable to securities owned at December 31, 2015, which were valued using significant unobservable inputs was $(597,921).

17

SCHEDULE OF INVESTMENTS

Thornburg Global Opportunities Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 92.68%
	AUTOMOBILES & COMPONENTS — 1.61%
	Auto Components — 1.61%
	Delphi Automotive plc	476,497	$40,850,088

			40,850,088

	BANKS — 5.02%
	Banks — 5.02%
	Citigroup, Inc.	1,736,968	89,888,094
	ING Groep N.V.	2,764,740	37,407,029

			127,295,123

	COMMERCIAL & PROFESSIONAL SERVICES — 1.01%
	Commercial Services & Supplies — 1.01%
	Mineral Resources Ltd.	8,751,476	25,572,572

			25,572,572

	CONSUMER DURABLES & APPAREL — 2.61%
	Household Durables — 2.61%
	Barratt Developments plc	7,169,050	66,159,522

			66,159,522

	CONSUMER SERVICES — 3.51%
	Hotels, Restaurants & Leisure — 3.51%
	Galaxy Entertainment Group Ltd.	19,735,901	62,263,183
[a]	Paradise Co. Ltd.	1,789,369	26,934,768

			89,197,951

	DIVERSIFIED FINANCIALS — 3.59%
	Capital Markets — 0.89%
	UBS Group AG	1,156,372	22,536,323
	Consumer Finance — 2.70%
	Capital One Financial Corp.	951,539	68,682,085

			91,218,408

	ENERGY — 3.50%
	Energy Equipment & Services — 3.50%
	Helmerich & Payne, Inc.	1,658,079	88,790,131

			88,790,131

	FOOD & STAPLES RETAILING — 0.57%
	Food & Staples Retailing — 0.57%
	Walgreens Boots Alliance, Inc.	169,980	14,474,647

			14,474,647

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD, BEVERAGE & TOBACCO — 7.18%
	Food Products — 7.18%
	BRF SA	232,071	3,249,727
	Mondelez International, Inc.	2,519,600	112,978,864
	The Kraft Heinz Co.	906,562	65,961,451

			182,190,042

	HEALTH CARE EQUIPMENT & SERVICES — 3.14%
	Health Care Providers & Services — 3.14%
[a]	Express Scripts Holding Company	910,357	79,574,305

			79,574,305

	INSURANCE — 3.16%
	Insurance — 3.16%
	NN Group NV	2,263,563	80,070,612

			80,070,612

	MEDIA — 6.24%
	Media — 6.24%
[a]	Altice N.V.	4,574,762	65,873,988
	Numericable SAS	2,539,231	92,443,544

			158,317,532

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 11.33%
	Pharmaceuticals — 11.33%
[a]	Allergan plc	427,345	133,545,312
[b]	Concordia Healthcare Corp.	2,703,809	110,481,579
[a]	Valeant Pharmaceuticals International, Inc.	428,844	43,591,993

			287,618,884

	REAL ESTATE — 5.52%
	Real Estate Investment Trusts — 5.52%
	Ryman Hospitality Properties, Inc.	578,615	29,879,679
	VEREIT, Inc.	13,927,731	110,307,629

			140,187,308

	SOFTWARE & SERVICES — 13.80%
	Information Technology Services — 4.71%
[a,b]	InterXion Holding NV	3,961,949	119,452,762
	Internet Software & Services — 9.09%
[a]	Alphabet, Inc. Class A	144,626	112,520,474
[a]	Baidu, Inc. ADR	492,782	93,155,510
	Telecity Group plc	1,347,676	24,933,637

			350,062,383

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	TECHNOLOGY HARDWARE & EQUIPMENT — 2.31%
	Communications Equipment — 2.13%
[a]	EchoStar Corp.	1,042,709	40,780,349
[a]	Ubiquiti Networks, Inc.	422,701	13,395,395
	Technology, Hardware, Storage & Peripherals — 0.18%
	Apple, Inc.	43,274	4,555,021

			58,730,765

	TELECOMMUNICATION SERVICES — 10.41%
	Diversified Telecommunication Services — 5.89%
[a]	Level 3 Communications, Inc.	2,749,134	149,442,924
	Wireless Telecommunication Services — 4.52%
[a]	T-Mobile US, Inc.	2,930,873	114,655,752

			264,098,676

	TRANSPORTATION — 8.17%
	Airlines — 2.88%
	American Airlines Group, Inc.	1,721,592	72,909,421
	Transportation Infrastructure — 5.29%
[a]	Aena S.A.	1,172,441	134,295,413

			207,204,834

	TOTAL COMMON STOCK (Cost $2,257,407,960)		2,351,613,783

	SHORT TERM INVESTMENTS — 6.53%
[b]	Thornburg Capital Management Fund	16,575,296	165,752,964

	TOTAL SHORT TERM INVESTMENTS (Cost $165,752,964)		165,752,964

	TOTAL INVESTMENTS — 99.21% (Cost $2,423,160,924)		$2,517,366,747

	OTHER ASSETS LESS LIABILITIES — 0.79%		20,172,128

	NET ASSETS — 100.00%		$2,537,538,875

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities,or the Fund holds a series of the Thornburg Investment Trust invested for cash management purposes during the period, are shown below:

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2015 (Unaudited)

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal December 31, 2015	Market Value December 31, 2015	Investment Income	Realized Gain (Loss)
Concordia Healthcare Corp.	1,840,424	863,385	—	2,703,809	$110,481,579	$126,654	$—
InterXion Holding NV	3,881,212	80,737	—	3,961,949	119,452,762	—	—
Thornburg Capital Management Fund	18,271,004	25,932,102	27,627,810	16,575,296	165,752,964	139,631	—

Total non-controlled affiliated issuers - 15.59% of net assets					$395,687,305	$266,285	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

	Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2015
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	Buy	6,900,500	02/12/2016	5,018,987	$27,248	$—
Australian Dollar	Buy	3,426,200	02/12/2016	2,492,001	20,690	—
Australian Dollar	Buy	1,050,200	02/12/2016	763,849	18,554	—
Australian Dollar	Buy	2,538,000	02/12/2016	1,845,981	15,027	—
Australian Dollar	Buy	1,750,300	02/12/2016	1,273,057	2,761	—
Australian Dollar	Sell	8,839,000	02/12/2016	6,428,929	—	(72,451)
Australian Dollar	Sell	35,881,100	02/12/2016	26,097,641	—	(932,791)
Canadian Dollar	Sell	68,879,500	03/01/2016	49,786,970	1,758,932	—
Canadian Dollar	Sell	19,492,700	03/01/2016	14,089,569	—	(34,719)
Canadian Dollar	Sell	22,781,800	03/01/2016	16,466,972	—	(76,374)
Euro	Sell	349,480,000	02/12/2016	380,153,638	—	(4,214,507)
Great Britain Pound	Sell	62,517,200	01/08/2016	92,163,662	2,947,506	—
Great Britain Pound	Buy	13,053,600	01/08/2016	19,243,785	—	(187,255)
South Korean Won	Sell	25,051,166,000	03/02/2016	21,335,810	239,563	—
Swiss Franc	Sell	10,627,100	01/07/2016	10,611,002	332,812	—

Total					$5,363,093	$(5,518,097)

Net unrealized appreciation (depreciation)						$(155,004)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2015, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2015 in the normal course of pursuing its investment objectives, with the objective of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2015 (Unaudited)

The quarterly average values of open sell currency contracts for the period ended December 31, 2015 was $617,281,834. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The outstanding forward currency contracts in the foregoing table were entered into with State Street Bank and Trust Company (“SSB”) pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2015 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2015 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $155,004. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$2,423,160,924

Gross unrealized appreciation on a tax basis	$232,989,837
Gross unrealized depreciation on a tax basis	(138,784,014)

Net unrealized appreciation (depreciation) on investments (tax basis)	$94,205,823

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2015 (Unaudited)

reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2015 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$2,351,613,783	$2,351,613,783	$-	$-
Short Term Investments	165,752,964	165,752,964	-	-

Total Investments in Securities	$2,517,366,747	$2,517,366,747	$-	$-

Other Financial Instruments**
Forward Currency Contracts	$5,363,093	$-	$5,363,093	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(5,518,097)	$-	$(5,518,097)	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2015, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

7

SCHEDULE OF INVESTMENTS

Thornburg Developing World Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 93.56%
	AUTOMOBILES & COMPONENTS — 1.79%
	Auto Components — 1.79%
	Delphi Automotive plc	240,499	$20,617,979

			20,617,979

	BANKS — 10.76%
	Banks — 10.76%
	Credicorp Ltd.	243,521	23,699,464
	Grupo Financiero Banorte S.A.B. de C.V.	4,750,400	26,130,025
	HDFC Bank Ltd. ADR	469,653	28,930,625
	PT Bank Central Asia	22,440,722	21,651,186
	Siam Commercial Bank plc	7,082,518	23,519,825

			123,931,125

	CAPITAL GOODS — 2.27%
	Electrical Equipment — 2.27%
	Zhuzhou CSR Times Electric Co., Ltd.	4,488,678	26,121,041

			26,121,041

	CONSUMER DURABLES & APPAREL — 3.78%
	Household Durables — 3.78%
[a]	Coway Co., Ltd.	250,952	17,999,286
	Haier Electronics Group Co., Ltd.	7,006,558	14,211,920
	Steinhoff International Holdings Ltd.	2,232,617	11,334,159

			43,545,365

	DIVERSIFIED FINANCIALS — 2.54%
	Diversified Financial Services — 2.54%
	GT Capital Holdings, Inc.	513,466	14,403,892
	Hong Kong Exchanges & Clearing Ltd.	578,241	14,810,335

			29,214,227

	ENERGY — 4.01%
	Oil, Gas & Consumable Fuels — 4.01%
	NovaTek OAO-GDR Reg S	207,009	17,005,790
	Reliance Industries Ltd.	1,571,636	24,003,492
	YPF S.A. ADR	329,892	5,185,902

			46,195,184

	FOOD & STAPLES RETAILING — 1.36%
	Food & Staples Retailing — 1.36%
	Magnit PJSC GDR	389,090	15,649,200

			15,649,200

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD, BEVERAGE & TOBACCO — 9.80%
	Beverages — 1.80%
	Kweichow Moutai Co., Ltd.	616,932	20,713,243
	Food Products — 5.41%
	China Mengniu Dairy Co., Ltd.	13,721,878	22,379,796
	Grupo Lala, S.A.B. de C.V.	4,825,185	11,165,301
	Ulker Biskuvi Sanayi A.S.	2,230,257	13,459,238
	Universal Robina Corp.	3,854,338	15,235,509
	Tobacco — 2.59%
	ITC Ltd.	6,003,989	29,826,524

			112,779,611

	HEALTH CARE EQUIPMENT & SERVICES — 4.64%
	Health Care Providers & Services — 4.64%
	IHH Healthcare Berhad	9,895,999	15,166,105
	Life Healthcare Group Holdings Ltd.	13,091,321	29,687,205
	Qualicorp SA	2,411,213	8,611,802

			53,465,112

	HOUSEHOLD & PERSONAL PRODUCTS — 2.76%
	Personal Products — 2.76%
[a]	AmorePacific Corp.	57,769	20,421,518
	Grape King Bio Ltd.	2,048,424	11,412,354

			31,833,872

	INSURANCE — 4.90%
	Insurance — 4.90%
	AIA Group Ltd.	4,737,795	28,487,719
	BB Seguridade Participacoes S.A.	1,499,015	9,218,587
	Sanlam Ltd.	4,783,026	18,723,854

			56,430,160

	MATERIALS — 2.37%
	Chemicals — 1.12%
	Yanbu National Petrochemical Co.	1,491,305	12,875,119
	Metals & Mining — 1.25%
	Grupo Mexico, S.A.B. de C.V.	6,726,421	14,358,701

			27,233,820

	MEDIA — 5.87%
	Media — 5.87%
[a]	IMAX China Holding, Inc.	1,569,660	11,139,451
[a]	Liberty Global plc LiLAC	547,002	23,521,086
	Vivendi	569,520	12,291,865
	Zee Entertainment Enterprises Ltd.	3,108,875	20,592,295

			67,544,697

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 3.31%
	Pharmaceuticals — 3.31%
[a,b]	China Animal Healthcare Ltd.	35,787,582	4,617,723
	Sun Pharmaceutical Industries Ltd.	1,611,243	19,949,274
	Tasly Pharmaceutical Group Co., Ltd. Class A	2,157,418	13,598,484

			38,165,481

	REAL ESTATE — 3.57%
	Real Estate Investment Trusts — 1.72%
	Fibra Uno Administracion, S.A. de C.V.	8,992,500	19,822,164
	Real Estate Management & Development — 1.85%
	Emaar Properties PJSC	13,740,985	21,286,742

			41,108,906

	RETAILING — 5.15%
	Internet & Catalog Retail — 2.53%
[a]	JD.com, Inc. ADR	429,363	13,853,397
[a]	Vipshop Holdings Ltd. ADR	1,003,219	15,319,154
	Multiline Retail — 2.62%
	Matahari Department Store Tbk	14,116,767	18,023,584
	Robinsons Retail Holdings, Inc.	9,018,566	12,074,586

			59,270,721

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.62%
	Semiconductors & Semiconductor Equipment — 3.62%
	Hermes Microvision, Inc.	515,686	18,761,067
[a]	Sk Hynix, Inc.	331,833	8,702,285
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	623,268	14,179,347

			41,642,699

	SOFTWARE & SERVICES — 7.10%
	Information Technology Services — 1.43%
	Visa, Inc.	211,669	16,414,931
	Internet Software & Services — 4.74%
[a]	Facebook, Inc.	227,212	23,780,008
	Tencent Holdings Ltd.	1,560,683	30,750,291
	Software — 0.93%
	Linx S.A.	961,379	10,765,015

			81,710,245

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.29%
	Electronic Equipment, Instruments & Components — 2.29%
	Largan Precision Co., Ltd.	381,192	26,343,527

			26,343,527

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	TELECOMMUNICATION SERVICES — 3.46%
	Wireless Telecommunication Services — 3.46%
	Bharti Infratel Ltd.	2,254,379	14,502,994
	China Mobile Ltd.	2,246,063	25,358,612

			39,861,606

	TRANSPORTATION — 4.76%
	Road & Rail — 1.97%
	Kansas City Southern	303,859	22,689,152
	Transportation Infrastructure — 2.79%
	Airports of Thailand Public Co., Ltd.	1,829,978	17,595,453
	Shanghai International Air Co., Ltd.	3,191,193	14,521,953

			54,806,558

	UTILITIES — 3.45%
	Electric Utilities — 2.10%
	Equatorial Energia SA	927,423	8,026,531
[a]	Korea Electric Power Corp.	377,493	16,097,096
	Water Utilities — 1.35%
	CT Environmental Group Ltd.	47,010,509	15,589,191

			39,712,818

	TOTAL COMMON STOCK (Cost $1,097,460,964)		1,077,183,954

	OTHER GOVERNMENT — 1.17%
	MISCELLANEOUS — 1.17%
	Miscellaneous — 1.17%
	Nota Do Tesouro Nacional (BRL)	$66,717,000	13,423,806

	TOTAL OTHER GOVERNMENT (Cost $14,722,365)		13,423,806

	SHORT TERM INVESTMENTS — 3.64%
[c]	Thornburg Capital Management Fund	4,192,813	41,928,131

	TOTAL SHORT TERM INVESTMENTS (Cost $41,928,131)		41,928,131

	TOTAL INVESTMENTS — 98.37% (Cost $1,154,111,460)		$1,132,535,891

	OTHER ASSETS LESS LIABILITIES — 1.63%		18,720,895

	NET ASSETS — 100.00%		$1,151,256,786

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2015 (Unaudited)

Footnote Legend

a	Non-income producing.

b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

c	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities, or the Fund holds a series of the Thornburg Investment Trust invested for cash management purposes during the period, are shown below:

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal December 31, 2015	Market Value December 31, 2015	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	9,917,505	17,249,727	22,974,419	4,192,813	$41,928,131	$52,466	$—

Total non-controlled affiliated issuers - 3.64% of net assets					$41,928,131	$52,466	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

BRL	Denominated in Brazilian Real

GDR	Global Depository Receipt

	Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2015
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
South Korean Won	Sell	4,800,714,800	03/14/2016	4,087,904	$108,892	$—
South Korean Won	Sell	34,724,287,600	03/14/2016	29,568,422	—	(483,668)
Yuan Renminbi	Sell	1,224,658,260	02/16/2016	185,242,105	1,577,455	—
Yuan Renminbi	Sell	1,094,018,000	02/16/2016	165,481,427	1,025,280	—
Yuan Renminbi	Buy	356,516,000	02/16/2016	53,926,696	361,986	—
Yuan Renminbi	Buy	184,964,000	02/16/2016	27,977,699	26,540	—
Yuan Renminbi	Buy	56,977,100	02/16/2016	8,618,370	—	(76,442)
Yuan Renminbi	Buy	44,976,400	02/16/2016	6,803,141	—	(176,437)
Yuan Renminbi	Buy	60,153,800	02/16/2016	9,098,878	—	(202,057)
Yuan Renminbi	Buy	51,306,300	02/16/2016	7,760,603	—	(226,678)
Yuan Renminbi	Buy	46,822,200	02/16/2016	7,082,337	—	(227,007)
Yuan Renminbi	Buy	130,889,000	02/16/2016	19,798,302	—	(640,330)
Yuan Renminbi	Buy	278,137,800	02/16/2016	42,071,191	—	(1,067,669)

Total					$3,100,153	$(3,100,288)

Net unrealized appreciation (depreciation)						$(135)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2015, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2015 (Unaudited)

The Fund entered into forward currency contracts during the period ended December 31, 2015 in the normal course of pursuing its investment objectives, with the objective of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended December 31, 2015 was $385,803,433. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The outstanding forward currency contracts in the foregoing table were entered into with State Street Bank and Trust Company (“SSB”) pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2015 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2015 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $135. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,154,111,460

Gross unrealized appreciation on a tax basis	$115,597,757
Gross unrealized depreciation on a tax basis	(137,173,326)

Net unrealized appreciation (depreciation) on investments (tax basis)	$(21,575,569)

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2015 (Unaudited)

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2015 (Unaudited)

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015.

In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3(a)

Assets
Investments in Securities*
Common Stock(b)	$1,077,183,954	$1,031,450,953	$41,115,278	$4,617,723
Other Government	13,423,806	-	13,423,806	-
Short Term Investments	41,928,131	41,928,131	-	-

Total Investments in Securities	$1,132,535,891	$1,073,379,084	$54,539,084	$4,617,723

Other Financial Instruments**
Forward Currency Contracts	$3,100,153	$-	$3,100,153	$-
Spot Currency	$56,118	$56,118	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(3,100,288)	$-	$(3,100,288)	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

(a) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, a fair value determination was applied to a portfolio security characterized as a Level 3 investment at December 31, 2015. The valuation technique and unobservable inputs used to value this portfolio security was the application of a discount to the valuation determined by the Committee, due to a halt in trading of the security and lack of information, as well as illiquidity.

(b) At December 31, 2015, industry classifications for Common Stock in Level 2 consist of $23,519,825 in Banks and $17,595,453 in Transportation. The industry classification for Common Stock in Level 3 is $4,617,723 in Pharmaceuticals, Biotechnology & Life Sciences.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2015, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2015 (Unaudited)

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2015 is as follows:

	Common Stock	Total(a)
Beginning Balance 9/30/2015	$2,355,625	$2,355,625
Accrued Discounts (Premiums)	–	–
Net Realized Gain (Loss)	(428,351)	(428,351)
Gross Purchases	–	–
Gross Sales	(92,896)	(92,896)
Net Change in Unrealized Appreciation (Depreciation)(b)	2,783,345	2,783,345
Transfers into Level 3	–	–
Transfers out of Level 3	–	–

Ending Balance 12/31/2015	$4,617,723	$4,617,723

(a) Level 3 investments represent 0.40% of total net assets at the period ended December 31, 2015. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

(b) The Net Change in Unrealized Appreciation (Depreciation) attributable to securities held at December 31, 2015, which were valued using significant unobservable inputs (Level 3), was $2,783,345.

9

SCHEDULE OF INVESTMENTS

Thornburg Better World International Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 89.42%
	AUTOMOBILES & COMPONENTS — 1.05%
	Auto Components — 1.05%
	ElringKlinger AG	6,286	$160,536

			160,536

	BANKS — 7.63%
	Banks — 7.63%
[a]	Bank of Ireland	1,247,827	458,354
	ING Groep N.V.	27,916	377,704
	Intesa Sanpaolo S.p.A.	99,275	333,155

			1,169,213

	CAPITAL GOODS — 4.82%
	Building Products — 0.98%
	LIXIL Group Corp.	6,700	150,506
	Electrical Equipment — 1.55%
	Crompton Greaves Ltd.	81,386	237,184
	Trading Companies & Distributors — 2.29%
	Brenntag AG	6,680	350,488

			738,178

	COMMERCIAL & PROFESSIONAL SERVICES — 1.45%
	Commercial Services & Supplies — 1.45%
	Tyco International plc	6,949	221,604

			221,604

	CONSUMER DURABLES & APPAREL — 4.53%
	Household Durables — 2.50%
	Sony Corp.	15,327	382,808
	Leisure Products — 2.03%
	Shimano, Inc.	2,006	311,427

			694,235

	CONSUMER SERVICES — 3.03%
	Hotels, Restaurants & Leisure — 3.03%
	Compass Group plc	26,820	464,572

			464,572

	DIVERSIFIED FINANCIALS — 3.97%
	Capital Markets — 2.41%
	UBS Group AG	18,936	369,040
	Diversified Financial Services — 1.56%
	GT Capital Holdings, Inc.	8,518	238,950

			607,990

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD & STAPLES RETAILING — 3.80%
	Food & Staples Retailing — 3.80%
	Sundrug Co., Ltd.	4,563	296,873
	Tsuruha Holdings, Inc.	3,257	284,796

			581,669

	FOOD, BEVERAGE & TOBACCO — 5.11%
	Food Products — 5.11%
	Aryzta AG	6,611	336,622
	Marine Harvest ASA	16,516	223,158
	Premium Brands Holdings Corp.	8,070	222,731

			782,511

	HEALTH CARE EQUIPMENT & SERVICES — 4.20%
	Health Care Equipment & Supplies — 2.99%
	Fisher & Paykel Healthcare Corp., Ltd.	28,173	171,493
	Olympus Corp.	7,197	287,413
	Health Care Providers & Services — 1.21%
	Life Healthcare Group Holdings Ltd.	81,467	184,743

			643,649

	INSURANCE — 2.35%
	Insurance — 2.35%
	AIA Group Ltd.	59,932	360,363

			360,363

	MATERIALS — 1.42%
	Chemicals — 1.42%
	International Flavors & Fragrances, Inc.	1,820	217,745

			217,745

	MEDIA — 6.13%
	Media — 6.13%
	ITV plc	46,700	190,426
	ProSiebenSat.1 Media SE	4,270	217,009
	Relx plc	8,179	144,328
[a]	Telenet Group Holding NV	7,151	386,780

			938,543

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 3.77%
	Pharmaceuticals — 3.77%
	Perrigo Co. plc	2,825	408,777
	Tasly Pharmaceutical Group Co., Ltd.	26,800	168,924

			577,701

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.60%
	Life Sciences Tools & Services — 2.45%
	Thermo Fisher Scientific, Inc.	2,638	374,200
	Pharmaceuticals — 2.15%
	Novartis AG	3,803	329,573

			703,773

	REAL ESTATE — 3.57%
	Real Estate Investment Trusts — 2.64%
	Empiric Student Property plc	153,286	256,481
	Merlin Properties Socimi, S.A.	11,768	147,647
	Real Estate Management & Development — 0.93%
	Foxtons Group plc	51,228	141,978

			546,106

	RETAILING — 5.66%
	Internet & Catalog Retail — 2.23%
	Trade Me Ltd.	119,284	340,735
	Multiline Retail — 3.43%
[a]	Europris ASA	94,087	457,061
	Poundland Group plc	22,500	68,893

			866,689

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.00%
	Semiconductors & Semiconductor Equipment — 2.00%
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,494	306,989

			306,989

	SOFTWARE & SERVICES — 2.98%
	Information Technology Services — 2.98%
[a]	InterXion Holding NV	5,170	155,875
	MasterCard, Inc.	1,553	151,200
[a]	PayPal Holdings, Inc.	4,108	148,710

			455,785

	TECHNOLOGY HARDWARE & EQUIPMENT — 6.48%
	Communications Equipment — 3.62%
	Motorola Solutions, Inc.	2,640	180,708
	Nokia Oyj	52,030	372,905
	Electronic Equipment, Instruments & Components — 2.86%
[a]	IPG Photonics Corp.	1,671	148,987
	Keyence Corp.	518	289,092

			991,692

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	December 31, 2015 (Unaudited)

		Shares/ Principal Amount	Value
	TELECOMMUNICATION SERVICES — 4.38%
	Diversified Telecommunication Services — 4.38%
	Cable and Wireless Communications plc	334,247	366,111
	Nippon Telegraph & Telephone Corp.	7,569	304,536

			670,647

	TRANSPORTATION — 2.65%
	Airlines — 0.75%
	Copa Holdings SA	2,400	115,824
	Transportation Infrastructure — 1.90%
[a]	Aena S.A.	2,538	290,711

			406,535

	UTILITIES — 3.84%
	Electric Utilities — 1.96%
	Nextera Energy, Inc.	2,898	301,073
	Multi-Utilities — 1.88%
	National Grid plc	10,176	140,639
	Suez Environnement Co.	7,818	146,645

			588,357

	TOTAL COMMON STOCK (Cost $13,038,258)		13,695,082

	SHORT TERM INVESTMENTS — 11.56%
[b]	Thornburg Capital Management Fund	177,049	1,770,492

	TOTAL SHORT TERM INVESTMENTS (Cost $1,770,492)		1,770,492

	TOTAL INVESTMENTS — 100.98% (Cost $14,808,750)		$15,465,574

	LIABILITIES NET OF OTHER ASSETS — (0.98)%		(149,508)

	NET ASSETS — 100.00%		$15,316,066

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities, or the Fund holds a series of the Thornburg Investment Trust invested for cash management purposes during the period, are shown below:

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	December 31, 2015 (Unaudited)

Issuer	Shares/Principal September 30, 2015	Gross Additions	Gross Reductions	Shares/Principal December 31, 2015	Market Value December 31, 2015	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	—	1,416,622	1,239,573	177,049	$1,770,492	$1,294	$—

Total non-controlled affiliated issuers - 11.56% of net assets					$1,770,492	$1,294	$—

Fund inception date - September 30, 2015.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

	Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2015
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Japanese Yen	Sell	118,903,800	02/04/2016	989,877	$—	$(4,985)

Total					—	(4,985)

Net unrealized appreciation (depreciation)						$(4,985)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk: The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2015, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2015 in the normal course of pursuing its investment objectives, with the objective of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended December 31, 2015 was $492,446. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

The outstanding forward currency contracts in the foregoing table were entered into with State Street Bank and Trust Company (“SSB”) pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	December 31, 2015 (Unaudited)

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2015 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2015 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $4,985. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$14,808,750

Gross unrealized appreciation on a tax basis	$889,795
Gross unrealized depreciation on a tax basis	(232,971)

Net unrealized appreciation (depreciation) on investments (tax basis)	$656,824

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	December 31, 2015 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	December 31, 2015 (Unaudited)

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*

Common Stock	$13,695,082	$13,695,082	$-	$-
Short Term Investments	1,770,492	1,770,492	-	-

Total Investments in Securities	$15,465,574	$15,465,574	$-	$-

Other Financial Instruments**
Spot Currency	$943	$943	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(4,985)	$-	$(4,985)	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2015, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

8

SCHEDULE OF INVESTMENTS

Thornburg Capital Management Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

SHORT TERM INVESTMENTS — 95.43%

AGL Capital Corp., 0.63%, 1/4/2016		$32,000,000	$31,998,320

Air Products & Chemicals, 0.23%, 1/6/2016		35,000,000	34,998,882

Ameren Corp, 0.57%, 1/7/2016		11,000,000	10,998,955

Ameren Corp, 0.83%, 1/20/2016		22,000,000	21,990,363

Anthem, Inc., 0.68%, 1/4/2016		25,000,000	24,998,583

Anthem, Inc., 0.76%, 1/15/2016		7,000,000	6,997,931

Apple, Inc., 0.32%, 1/25/2016		31,517,000	31,510,276

Atmos Energy Corp, 0.52%, 1/6/2016		3,000,000	2,999,783

Atmos Energy Corp, 0.77%, 1/19/2016		4,000,000	3,998,460

Atmos Energy Corp., 0.70%, 1/5/2016		19,000,000	18,998,522

Autozone Inc., 0.70%, 1/11/2016		8,000,000	7,998,445

Autozone Inc., 0.70%, 1/12/2016		25,000,000	24,994,653

Avery Dennison Corp., 0.60%, 1/4/2016		28,000,000	27,998,600

Bacardi Martini B.V., 0.75%, 1/6/2016		7,000,000	6,999,271

Bank of New York Tri-Party Repurchase Agreement 0.32% dated 12/31/2015 due 1/4/2016, repurchase price $75,002,667 collateralized by 32 corporate debt securities, having an average coupon of 3.888%, a minimum credit rating of BBB-, maturity dates from 1/4/2016 to 6/30/2043, and having an aggregate market value of $79,772,821 at 12/30/2015		75,000,000	75,000,000

Brown-Forman Corp., 0.30%, 1/4/2016		10,000,000	9,999,750

Brown-Forman Corp., 0.27%, 1/4/2016		9,000,000	8,999,798

Brown-Forman Corp., 0.60%, 1/20/2016		14,000,000	13,995,567

Canadian Natural Resources, 0.67%, 1/4/2016		20,000,000	19,998,883

Canadian Natural Resources, 0.82%, 1/19/2016		13,000,000	12,994,670

Centerpoint Energy, Inc., 0.90%, 1/5/2016		33,000,000	32,996,700

Church & Dwight Co, Inc., 0.75%, 1/5/2016		15,000,000	14,998,750

Church & Dwight Co, Inc., 0.70%, 1/19/2016		18,000,000	17,993,700

Consolidated Edison, Inc., 0.73%, 1/19/2016		3,000,000	2,998,905

Consolidated Edison, Inc., 0.69%, 1/19/2016		23,000,000	22,992,065

Consolidated Edison, Inc., 0.82%, 1/25/2016		7,000,000	6,996,173

Delmarva Power & Light Co., 0.85%, 1/11/2016		20,000,000	19,995,278

Edison International, 0.60%, 1/4/2016		7,000,000	6,999,650

Edison International, 0.75%, 1/14/2016		12,000,000	11,996,750

Eni Finance USA, Inc., 0.60%, 1/4/2016		25,000,000	24,998,750

Eni Finance USA, Inc., 0.82%, 1/4/2016		3,000,000	2,999,795

Eni Finance USA, Inc., 0.77%, 1/5/2016		5,000,000	4,999,572

Experian Finance plc, 0.01%, 1/21/2016		12,000,000	11,994,667

Farmer Mac Discount Note, 0.01%, 1/7/2016		20,000,000	19,999,417

Farmer Mac Discount Note, 0.01%, 1/11/2016		20,000,000	19,998,944

Farmer Mac Discount Note, 0.01%, 1/20/2016		20,000,000	19,997,572

Federal Farm Credit Discount Note, 1.00%, 1/8/2016		5,000,000	4,999,815

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Federal Home Loan Discount Note, 0.01%, 1/5/2016		4,100,000	4,099,927

Federal Home Loan Discount Note, 1.00%, 1/8/2016		1,800,000	1,799,930

Federal Home Loan Discount Note, 0.01%, 1/8/2016		1,300,000	1,299,942

Federal Home Loan Discount Note, 0.01%, 1/13/2016		1,400,000	1,399,902

Federal Home Loan Discount Note, 0.01%, 1/15/2016		5,225,000	5,224,528

Federal Home Loan Discount Note, 0.01%, 1/20/2016		3,500,000	3,499,538

Federal Home Loan Discount Note, 0.01%, 1/22/2016		10,500,000	10,498,530

Federal Home Loan Discount Note, 1.00%, 1/22/2016		3,800,000	3,799,645

Federal Home Loan Discount Note, 0.01%, 1/25/2016		9,000,000	8,998,740

Federal Home Loan Discount Note, 0.15%, 1/26/2016		6,500,000	6,499,462

Federal Home Loan Discount Note, 0.01%, 1/26/2016		2,200,000	2,199,618

Federal Home Loan Discount Note, 1.00%, 1/27/2016		11,000,000	10,998,729

Federal Home Loan Discount Note, 0.01%, 1/27/2016		20,000,000	19,996,757

Federal Home Loan Discount Note, 1.00%, 1/29/2016		1,900,000	1,899,704

Florida Power & Light Co., 0.30%, 1/4/2016		32,000,000	31,999,200

IBRD Discount Note, 0.01%, 1/4/2016		4,750,000	4,749,897

IBRD Discount Note, 1.00%, 1/5/2016		20,000,000	19,999,445

IBRD Discount Note, 0%, 1/11/2016		5,970,000	5,969,602

IBRD Discount Note, 0.01%, 1/12/2016		5,000,000	4,999,626

IBRD Discount Note, 0.20%, 1/12/2016		25,464,000	25,462,444

IBRD Discount Note, 0.01%, 1/14/2016		20,000,000	19,997,833

Intercontinental Exchange, 0.50%, 1/5/2016		5,000,000	4,999,722

Intercontinental Exchange, 0.60%, 1/5/2016		10,000,000	9,999,333

J. M. Smucker Co., 0.55%, 1/4/2016		33,000,000	32,998,488

Kansas City Power and Light Co., 0.55%, 1/4/2016		12,300,000	12,299,436

Kentucky Utilities Co., 0.65%, 1/4/2016		8,000,000	7,999,567

Kentucky Utilities Co., 0.67%, 1/4/2016		25,000,000	24,998,629

Kroger Co, 0.55%, 1/4/2016		32,000,000	31,998,533

Marriott International, 0.78%, 1/29/2016		15,000,000	14,990,900

Marriott International, Inc., 0.65%, 1/4/2016		17,000,000	16,999,079

McCormick & Co., Inc., 0.41%, 1/4/2016		33,000,000	32,998,873

New York State Housing Finance Agency, put 1/4/2016 (daily demand notes), 0.45%, 5/1/2048		30,450,000	30,450,000

Oglethorpe Power Corp., 0.30%, 1/5/2016		3,000,000	2,999,900

Oglethorpe Power Corp., 0.32%, 1/5/2016		5,082,000	5,081,819

Pacific Gas & Electric, 0.43%, 1/5/2016		25,000,000	24,998,806

Pacific Gas & Electric, 0.73%, 1/19/2016		5,000,000	4,998,175

Pacific Gas & Electric, 0.73%, 1/27/2016		3,000,000	2,998,418

Potash Corp. Saskatchewan, 0.48%, 1/4/2016		26,500,000	26,498,940

Potash Corp. Saskatchewan, 0.75%, 1/15/2016		3,000,000	2,999,125

Potash Corp. Saskatchewan, 0.77%, 1/19/2016		4,000,000	3,998,460

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	December 31, 2015 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Praxair, Inc., 0.32%, 1/11/2016		32,000,000	31,997,156

Precision Castparts Corp., 0.32%, 1/6/2016		15,000,000	14,999,333

Precision Castparts Corp., 0.35%, 1/28/2016		18,000,000	17,995,275

Rockwell Automotive, Inc., 0.35%, 1/4/2016		27,000,000	26,999,213

Rockwell Automotive, Inc., 0.45%, 1/11/2016		2,700,000	2,699,663

Ryder System, Inc., 0.75%, 1/19/2016		23,750,000	23,741,094

Ryder System, Inc., 0.60%, 1/26/2016		3,000,000	2,998,750

Siemens Capital Co., LLC, 0.30%, 1/8/2016		4,500,000	4,499,738

Siemens Capital Co., LLC, 0.35%, 1/25/2016		28,000,000	27,993,467

South Carolina Electric & Gas, 0.75%, 1/5/2016		15,000,000	14,998,750

South Carolina Electric & Gas, 0.75%, 1/7/2016		8,100,000	8,098,988

South Carolina Electric & Gas, 0.75%, 1/8/2016		17,100,000	17,097,506

South Carolina Electric & Gas, 0.80%, 1/19/2016		25,000,000	24,990,000

Spectra Energy Partners, 0.95%, 1/5/2016		10,986,000	10,984,840

Spectra Energy Partners, 1.00%, 1/19/2016		5,000,000	4,997,500

St Jude Medical, Inc., 0.60%, 1/4/2016		11,152,000	11,151,442

The Home Depot, 0.10%, 1/4/2016		33,000,000	32,999,725

United States Treasury Bill, 0.165%, 1/7/2016		20,000,000	19,999,450

United States Treasury Bill, 0.04%, 1/14/2016		25,000,000	24,999,639

United States Treasury Bill, 0.182%, 1/14/2016		5,000,000	4,999,672

United States Treasury Bill, 0.158%, 1/21/2016		10,000,000	9,999,125

United States Treasury Bill, 0.02%, 1/28/2016		20,000,000	19,999,700

Walt Disney Co., 0.30%, 1/20/2016		33,000,000	32,994,775

Wisconsin Public Service, 0.50%, 1/4/2016		12,000,000	11,999,500

Wisconsin Public Service, 0.57%, 1/5/2016		16,600,000	16,598,949

TOTAL SHORT TERM INVESTMENTS (Cost $1,557,958,667)			1,557,958,667

TOTAL INVESTMENTS — 95.43% (Cost $1,557,958,667)			$1,557,958,667

OTHER ASSETS LESS LIABILITIES — 4.57%			74,651,827

NET ASSETS — 100.00%			$1,632,610,494

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

IBRD	International Bank for Reconstruction and Development

NOTES TO SCHEDULE OF INVESTMENTS:

At December 31, 2015, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,557,958,667

Net unrealized appreciation (depreciation) on investments (tax basis)(a)	$0

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	December 31, 2015 (Unaudited)

(a) There is no unrealized appreciation (depreciation) for the Fund at December 31, 2015 due to all securities with less than 60 days to maturity at purchase are being valued by the amortized cost method.

Valuation Policy and Procedures: The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the “Advisor”), to assist the Trustees in obtaining market values for portfolio investments, perform certain evaluation and supervisory functions respecting professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee. The Committee is authorized by the Audit Committee to calculate values of commercial paper having a maturity of 60 days or less using amortized cost, subject to regular confirmation of those calculated values using procedures approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee, and valuations for debt obligations having a maturity of 60 days or less are characterized as Level 2 within the valuation hierarchy.

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	December 31, 2015 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2015.

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Short Term Investments	$1,557,958,667	$-	$1,557,958,667	$-

Total Investments in Securities	$1,557,958,667	$-	$1,557,958,667	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2015.

5

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust

By:	/s/ Brian J. McMahon

Brian J. McMahon

President and principal executive officer

Date: February 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian J. McMahon

Brian J. McMahon

President and principal executive officer

Date: February 19, 2016

By:	/s/ Jason H. Brady

Jason H. Brady

Treasurer and principal financial officer

Date: February 19, 2016